                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10263

                                 AB Funds Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Rodney R. Miller, Esq.
        GuideStone Financial Resources of the Southern Baptist Convention
                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 214-720-2142
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


    [AB FUNDS LOGO]

          [AB FUNDS TRUST LOGO]

          Semi-Annual Report

          JUNE 30, 2005
          (UNAUDITED)

                                         BLENDED FUNDS:

                                            -  FLEXIBLE INCOME FUND
                                            -  GROWTH & INCOME FUND
                                            -  CAPITAL OPPORTUNITIES FUND
                                            -  GLOBAL EQUITY FUND
                                            -  FLEXIBLE INCOME FUND I
                                            -  GROWTH & INCOME FUND I
                                            -  CAPITAL OPPORTUNITIES FUND I
                                            -  GLOBAL EQUITY FUND I
                                         SELECT FUNDS:

                                            -  MONEY MARKET FUND
                                            -  LOW-DURATION BOND FUND
                                            -  MEDIUM-DURATION BOND FUND
                                            -  EXTENDED-DURATION BOND FUND
                                            -  EQUITY INDEX FUND
                                            -  VALUE EQUITY FUND
                                            -  GROWTH EQUITY FUND
                                            -  SMALL CAP EQUITY FUND
                                            -  INTERNATIONAL EQUITY FUND

                                 AB Funds Trust
 GuideStone Financial Resources of the Southern Baptist Convention ("GuideStone
                             Financial Resources")
      (formerly known as Annuity Board of the Southern Baptist Convention)
                 SBC Financial Services, Inc. ("SBC Financial")
                     SBC Trust Services, Inc. ("SBC Trust")
                        PFPC Distributors, Inc. ("PFPC")

                     NOTICE CONCERNING YOUR PRIVACY RIGHTS

     This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed above: individual retirement accounts ("IRAs") and/or personal mutual fund accounts.

     The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

     We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

     - Information we receive from you on applications or other forms;

     - Information about your transactions with us, our affiliates or others (including our third-party service providers);

     - Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

     - Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

     We may disclose such nonpublic personal financial information about you to one or more of our affiliates. An affiliate of an organization means any entity that controls, is controlled by, or is under common control with that organization. For example, GuideStone Financial Resources, SBC Financial and SBC Trust are affiliates of one another. AB Funds Trust, GuideStone Financial Resources, SBC Financial, SBC Trust and PFPC do not sell your personal information to nonaffiliated third parties.

     We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic, and procedural safeguards to guard your personal information.

     These procedures will continue to remain in effect after you cease to receive financial products and services from us.

     If you have any questions concerning our customer information policy, please contact a customer service representative at 1-800-262-0511.

TABLE OF CONTENTS

Letter from the President                      2
From the Chief Investment Officer              3
About Your Expenses                            5
Blended Funds:
   Flexible Income                             9
   Growth & Income                            11
   Capital Opportunities                      13
   Global Equity                              15
   Financial Statements                       18
   Flexible Income I                          24
   Growth & Income I                          26
   Capital Opportunities I                    28
   Global Equity I                            30
   Financial Statements                       32
Select Funds:
   Money Market                               37
   Low-Duration Bond                          41
   Medium-Duration Bond                       50
   Extended-Duration Bond                     65
   Equity Index                               70
   Value Equity                               77
   Growth Equity                              86
   Small Cap Equity                           89
   International Equity                       98
   Financial Statements                      108
Notes to Financial Statements                121
Fund Management                              141
Proxy Voting                                 150

This report has been prepared for shareholders of AB Funds Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing.

LETTER FROM THE PRESIDENT

[JOHN JONES PHOTO]

We are pleased to provide you with the AB Funds Trust semi-annual report for the six month period ending June 30, 2005.

At AB Funds Trust, we endeavor to practice our profession in accordance with the highest standards of integrity, keeping our Fund shareholders' interest at the forefront at all times and in every situation. The industry has undergone radical changes over the past three years resulting in new regulations and policies and procedures designed to help safeguard investors' interest in mutual funds. The changes that have confronted the industry have impacted in some regard how investors relate to mutual fund companies. For example, we have recently implemented exchange limits to address the impact of excessive trading in our Funds.

We continue an uncompromising commitment to our investors to provide the highest quality investment management services and products in the industry. These are lofty objectives that require consistent attention to detail within the multiple disciplines of investment management and fund operations, including portfolio management, compliance and proper governance.

Our approach to portfolio management is very strategic and disciplined at its roots, but it continually calls on us to seek investment strategies that we believe will be beneficial to our investors. We identify among the entire global investment industry those investment management sub-adviser firms that we feel are best qualified to invest on behalf of our investors. These sub-advisers have continually positioned the Funds to take advantage of the investment opportunities that lie within each Fund's defined investment set and have consistently positioned the performance of AB Funds Trust favorably relative to other fund companies.

We appreciate your continued confidence in AB Funds Trust and will always work to improve all aspects of the products and services delivered to you -- our shareholders.

Please watch for exciting news in the coming weeks regarding the new name of our mutual fund family, GuideStone Funds.

Best Regards,

/s/ John Jones
John Jones

Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed.

FROM THE CHIEF INVESTMENT OFFICER

[RODRIC E. CUMMINS PHOTO]

Rodric E. Cummins, CFA

The financial markets held firm during a relatively quiet second quarter as the U.S. economy remained on a healthy, albeit modest, growth pattern. During the quarter, mixed economic data indicated that the rate of economic growth is stable and inflation, despite rising oil prices, is under control. This led to a surprisingly strong rally in the bond market during the quarter and began to sway investor sentiment such that the Federal Reserve's tighter monetary policy may be in its later phase. However, the presence and continual threat of major economic and political undercurrents (i.e. high oil prices, huge fiscal and trade deficits, geopolitical tensions) is confining the stock market within a relatively narrow range, as it has over the past 18 months.

                                  [BAR CHART]

             (1)The S&P 500(R) Index includes 500 of the largest stocks (in terms of market value) in the United States.

             (2)The Russell 2000(R) Index is a small-cap index consisting of the smallest 2000 companies in the Russell 3000(R) index, representing approximately 8% of the Russell 3000(R) Index total market capitalization.

             (3)The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the U.S.

             (4)The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investor's Service, Standard and Poor's(R) Corporation, or Fitch Investor's Service, in that order.

Both stocks and bonds generally posted positive returns for investors in the quarter. The S&P 500(R) Index posted a return of 1.37% during the period, led by small capitalization stocks as evidenced by the Russell 2000(R) Index's quarterly return of 4.32%. While emerging markets were up strong, a rally in the U.S. dollar hindered otherwise strong international stock performance. Bond investors benefited as interest rates moved sharply lower in the intermediate and long maturity segments of the market. During the quarter, the bond market, as represented by the Lehman Brothers Aggregate Bond

Index returned 3.01%. Long-maturity bonds, which were propelled by the prospects of moderate economic growth and lower inflation, led all major market segments during the quarter.

Investors are living in a world of low investment returns that is in sharp contrast to the robust era of the 1980's and '90's. Despite exceptional returns in 2003 and 2004, stock investments have provided returns far below historical averages and only marginally above zero (1.01%, annualized) since the stock market peak in 2000. The macroeconomic and political backdrop within which the global economy is operating, along with persistently low interest rates and the prospects for continued moderate economic growth, both in the U.S. and globally, may point to continued market conditions that are consistent with a low return environment for financial assets. For investors seeking wealth accumulation objectives, a low return environment heightens the important role of savings in obtaining their financial goals.

ABOUT YOUR EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 ACTUAL
---------------------------------------------------------------------------------------------------------
                                                   BEGINNING        ENDING       ANNUALIZED    EXPENSES
                                                 ACCOUNT VALUE   ACCOUNT VALUE    EXPENSE     PAID DURING
               FUND                    CLASS       1/1/2005        6/30/2005      RATIO(1)     PERIOD(2)
               ----                    -----     -------------   -------------   ----------   -----------
Flexible Income....................  GS4 Class     $1,000.00       $1,004.56        0.13%        $0.65
                                     GS6 Class      1,000.00        1,003.18        0.50%         2.48
                                     GS8 Class      1,000.00        1,002.12        0.80%         3.97
Growth & Income....................  GS4 Class      1,000.00        1,013.31        0.13%         0.65
                                     GS6 Class      1,000.00        1,011.33        0.60%         2.99
                                     GS8 Class      1,000.00        1,009.26        0.90%         4.48
Capital Opportunities..............  GS4 Class      1,000.00        1,007.32        0.13%         0.65
                                     GS6 Class      1,000.00        1,003.78        0.70%         3.48
                                     GS8 Class      1,000.00        1,001.89        1.00%         4.96
Global Equity......................  GS4 Class      1,000.00        1,000.65        0.13%         0.64
                                     GS6 Class      1,000.00          998.24        0.57%         2.82
                                     GS8 Class      1,000.00          997.36        0.87%         4.31
Flexible Income I..................  GS2 Class      1,000.00        1,005.82        0.17%         0.85
Growth & Income I..................  GS2 Class      1,000.00        1,014.25        0.17%         0.85
Capital Opportunities I............  GS2 Class      1,000.00        1,008.21        0.17%         0.85
Global Equity I....................  GS2 Class      1,000.00        1,002.28        0.17%         0.84
Money Market.......................  GS2 Class      1,000.00        1,012.46        0.27%         1.35
                                     GS4 Class      1,000.00        1,011.54        0.45%         2.24
                                     GS6 Class      1,000.00        1,009.90        0.78%         3.89
                                     GS8 Class      1,000.00        1,007.97        1.17%         5.83

ABOUT YOUR EXPENSES (UNAUDITED) CONTINUED

                                                 ACTUAL
---------------------------------------------------------------------------------------------------------
                                                   BEGINNING        ENDING       ANNUALIZED    EXPENSES
                                                 ACCOUNT VALUE   ACCOUNT VALUE    EXPENSE     PAID DURING
               FUND                    CLASS       1/1/2005        6/30/2005      RATIO(1)     PERIOD(2)
               ----                    -----     -------------   -------------   ----------   -----------
Low-Duration Bond..................  GS2 Class     $1,000.00       $1,008.02        0.45%        $2.24
                                     GS4 Class      1,000.00        1,006.62        0.61%         3.03
                                     GS6 Class      1,000.00        1,005.72        0.90%         4.48
                                     GS8 Class      1,000.00        1,004.08        1.30%         6.46
Medium-Duration Bond...............  GS2 Class      1,000.00        1,025.91        0.50%         2.51
                                     GS4 Class      1,000.00        1,025.43        0.62%         3.11
                                     GS6 Class      1,000.00        1,023.47        0.95%         4.77
                                     GS8 Class      1,000.00        1,021.74        1.35%         6.77
Extended-Duration Bond.............  GS2 Class      1,000.00        1,063.35        0.56%         2.86
                                     GS4 Class      1,000.00        1,062.29        0.73%         3.73
                                     GS6 Class      1,000.00        1,060.54        1.08%         5.52
                                     GS8 Class      1,000.00        1,058.90        1.50%         7.66
Equity Index.......................  GS2 Class      1,000.00          992.20        0.23%         1.14
                                     GS4 Class      1,000.00          991.51        0.40%         1.98
                                     GS6 Class      1,000.00          991.97        0.51%         2.52
                                     GS8 Class      1,000.00          989.14        0.90%         4.44
Value Equity.......................  GS2 Class      1,000.00        1,019.47        0.72%         3.61
                                     GS4 Class      1,000.00        1,017.92        0.89%         4.45
                                     GS6 Class      1,000.00        1,016.90        1.19%         5.95
                                     GS8 Class      1,000.00        1,014.56        1.59%         7.94
Growth Equity......................  GS2 Class      1,000.00          989.31        0.86%         4.24
                                     GS4 Class      1,000.00          987.75        0.98%         4.83
                                     GS6 Class      1,000.00          986.23        1.28%         6.30
                                     GS8 Class      1,000.00          985.23        1.68%         8.27
Small Cap Equity...................  GS2 Class      1,000.00        1,001.60        1.10%         5.46
                                     GS4 Class      1,000.00        1,001.22        1.23%         6.10
                                     GS6 Class      1,000.00        1,000.00        1.53%         7.59
                                     GS8 Class      1,000.00          997.57        1.93%         9.56
International Equity...............  GS2 Class      1,000.00          999.23        0.96%         4.76
                                     GS4 Class      1,000.00          998.02        1.14%         5.65
                                     GS6 Class      1,000.00          996.88        1.39%         6.88
                                     GS8 Class      1,000.00          994.53        1.79%         8.85

                           HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
---------------------------------------------------------------------------------------------------------
                                                   BEGINNING        ENDING       ANNUALIZED    EXPENSES
                                                 ACCOUNT VALUE   ACCOUNT VALUE    EXPENSE     PAID DURING
               FUND                    CLASS       1/1/2005        6/30/2005      RATIO(1)     PERIOD(2)
               ----                    -----     -------------   -------------   ----------   -----------
Flexible Income....................  GS4 Class     $1,000.00       $1,024.15        0.13%        $0.65
                                     GS6 Class      1,000.00        1,022.32        0.50%         2.51
                                     GS8 Class      1,000.00        1,020.83        0.80%         4.01
Growth & Income....................  GS4 Class      1,000.00        1,024.15        0.13%         0.65
                                     GS6 Class      1,000.00        1,021.82        0.60%         3.01
                                     GS8 Class      1,000.00        1,020.33        0.90%         4.51
Capital Opportunities..............  GS4 Class      1,000.00        1,024.15        0.13%         0.65
                                     GS6 Class      1,000.00        1,021.32        0.70%         3.51
                                     GS8 Class      1,000.00        1,019.84        1.00%         5.01

                           HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
---------------------------------------------------------------------------------------------------------
                                                   BEGINNING        ENDING       ANNUALIZED    EXPENSES
                                                 ACCOUNT VALUE   ACCOUNT VALUE    EXPENSE     PAID DURING
               FUND                    CLASS       1/1/2005        6/30/2005      RATIO(1)     PERIOD(2)
               ----                    -----     -------------   -------------   ----------   -----------
Global Equity......................  GS4 Class     $1,000.00       $1,024.15        0.13%        $0.65
                                     GS6 Class      1,000.00        1,021.97        0.57%         2.86
                                     GS8 Class      1,000.00        1,020.48        0.87%         4.36
Flexible Income I..................  GS2 Class      1,000.00        1,023.95        0.17%         0.85
Growth & Income I..................  GS2 Class      1,000.00        1,023.95        0.17%         0.85
Capital Opportunities I............  GS2 Class      1,000.00        1,023.95        0.17%         0.85
Global Equity I....................  GS2 Class      1,000.00        1,023.95        0.17%         0.85
Money Market.......................  GS2 Class      1,000.00        1,023.46        0.27%         1.35
                                     GS4 Class      1,000.00        1,022.56        0.45%         2.26
                                     GS6 Class      1,000.00        1,020.93        0.78%         3.91
                                     GS8 Class      1,000.00        1,018.99        1.17%         5.86
Low-Duration Bond..................  GS2 Class      1,000.00        1,022.56        0.45%         2.26
                                     GS4 Class      1,000.00        1,021.77        0.61%         3.06
                                     GS6 Class      1,000.00        1,020.33        0.90%         4.51
                                     GS8 Class      1,000.00        1,018.35        1.30%         6.51
Medium-Duration Bond...............  GS2 Class      1,000.00        1,022.32        0.50%         2.51
                                     GS4 Class      1,000.00        1,021.72        0.62%         3.11
                                     GS6 Class      1,000.00        1,020.08        0.95%         4.76
                                     GS8 Class      1,000.00        1,018.10        1.35%         6.76
Extended-Duration Bond.............  GS2 Class      1,000.00        1,022.02        0.56%         2.81
                                     GS4 Class      1,000.00        1,021.17        0.73%         3.66
                                     GS6 Class      1,000.00        1,019.44        1.08%         5.41
                                     GS8 Class      1,000.00        1,017.36        1.50%         7.50
Equity Index.......................  GS2 Class      1,000.00        1,023.65        0.23%         1.15
                                     GS4 Class      1,000.00        1,022.81        0.40%         2.01
                                     GS6 Class      1,000.00        1,022.27        0.51%         2.56
                                     GS8 Class      1,000.00        1,020.33        0.90%         4.51
Value Equity.......................  GS2 Class      1,000.00        1,021.22        0.72%         3.61
                                     GS4 Class      1,000.00        1,020.38        0.89%         4.46
                                     GS6 Class      1,000.00        1,018.89        1.19%         5.96
                                     GS8 Class      1,000.00        1,016.91        1.59%         7.95
Growth Equity......................  GS2 Class      1,000.00        1,020.53        0.86%         4.31
                                     GS4 Class      1,000.00        1,019.93        0.98%         4.91
                                     GS6 Class      1,000.00        1,018.45        1.28%         6.41
                                     GS8 Class      1,000.00        1,016.46        1.68%         8.40
Small Cap Equity...................  GS2 Class      1,000.00        1,019.34        1.10%         5.51
                                     GS4 Class      1,000.00        1,018.70        1.23%         6.16
                                     GS6 Class      1,000.00        1,017.21        1.53%         7.65
                                     GS8 Class      1,000.00        1,015.22        1.93%         9.64
International Equity...............  GS2 Class      1,000.00        1,020.03        0.96%         4.81
                                     GS4 Class      1,000.00        1,019.14        1.14%         5.71
                                     GS6 Class      1,000.00        1,017.90        1.39%         6.95
                                     GS8 Class      1,000.00        1,015.92        1.79%         8.95

ABOUT YOUR EXPENSES (UNAUDITED) CONTINUED

Because the expense caps for each Class of the Small Cap Equity Fund and the GS6 Class of each of the Select Funds were changed during the six-month period ended June 30, 2005 (see Note 3c in the Notes to Financial Statements), the following table reflects the expenses that would have been incurred assuming the new expense cap was in effect for the entire period.

                                                 ACTUAL
---------------------------------------------------------------------------------------------------------
                                                   BEGINNING        ENDING       ANNUALIZED    EXPENSES
                                                 ACCOUNT VALUE   ACCOUNT VALUE    EXPENSE     PAID DURING
               FUND                    CLASS       1/1/2005        6/30/2005      RATIO(1)     PERIOD(2)
               ----                    -----     -------------   -------------   ----------   -----------
Money Market.......................  GS6 Class     $1,000.00       $1,009.00        0.87%        $4.33
Low-Duration Bond..................  GS6 Class      1,000.00        1,004.80        1.00%         4.97
Medium-Duration Bond...............  GS6 Class      1,000.00        1,022.60        1.05%         5.27
Extended-Duration Bond.............  GS6 Class      1,000.00        1,059.60        1.20%         6.13
Equity Index.......................  GS6 Class      1,000.00          991.10        0.60%         2.96
Value Equity.......................  GS6 Class      1,000.00        1,016.00        1.30%         6.50
Growth Equity......................  GS6 Class      1,000.00          985.30        1.39%         6.84
Small Cap Equity...................  GS4 Class      1,000.00        1,001.47        1.21%         6.00
                                     GS6 Class      1,000.00          999.37        1.61%         7.98
                                     GS8 Class      1,000.00          997.87        1.91%         9.46
International Equity...............  GS6 Class      1,000.00          996.00        1.50%         7.42

                           HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
---------------------------------------------------------------------------------------------------------
                                                   BEGINNING        ENDING       ANNUALIZED    EXPENSES
                                                 ACCOUNT VALUE   ACCOUNT VALUE    EXPENSE     PAID DURING
               FUND                    CLASS       1/1/2005        6/30/2005      RATIO(1)     PERIOD(2)
               ----                    -----     -------------   -------------   ----------   -----------
Money Market.......................  GS6 Class     $1,000.00       $1,020.48        0.87%        $4.36
Low-Duration Bond..................  GS6 Class      1,000.00        1,019.84        1.00%         5.01
Medium-Duration Bond...............  GS6 Class      1,000.00        1,019.59        1.05%         5.26
Extended-Duration Bond.............  GS6 Class      1,000.00        1,018.84        1.20%         6.01
Equity Index.......................  GS6 Class      1,000.00        1,021.82        0.60%         3.01
Value Equity.......................  GS6 Class      1,000.00        1,018.35        1.30%         6.51
Growth Equity......................  GS6 Class      1,000.00        1,017.90        1.39%         6.95
Small Cap Equity(3)................  GS4 Class      1,000.00        1,018.79        1.21%         6.06
                                     GS6 Class      1,000.00        1,016.81        1.61%         8.05
                                     GS8 Class      1,000.00        1,015.32        1.91%         9.54
International Equity...............  GS6 Class      1,000.00        1,017.36        1.50%         7.50

(1) Expenses include the effect of contractual waivers by SBC Financial Services, Inc. The Blended Funds' proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.

(2) Expenses are equal to the Fund's annualized expense ratios for the period January 1, 2005 through June 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(3) The GS2 Class was operating below both the old and new expense cap during the six-month period ended June 30, 2005. Therefore, the expense cap change had no impact to that Class' ongoing costs.

FLEXIBLE INCOME FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                             GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                             ----------    ----------    -----------    ----------    ---------------------
  One Year                                     3.80%         3.53%         3.95%           N/A             N/A
  Since Inception                              3.63%         3.40%         3.71%        1.78%(1)         2.16%(1)
  Inception Date                             08/27/01      08/27/01      08/27/01       11/08/04         11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. [LINE GRAPH]

                                                                         GS4 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Aug 27 2001                                                                10000                              10000
                                                                            9940                               9926
Sep 2001                                                                    9789                               9818
                                                                            9947                               9948
                                                                           10068                              10105
Dec 2001                                                                   10079                              10142
                                                                           10072                              10107
                                                                           10079                              10109
Mar 2002                                                                   10133                              10175
                                                                           10133                              10162
                                                                           10156                              10177
Jun 2002                                                                   10033                              10075
                                                                            9842                               9956
                                                                            9911                               9990
Sep 2002                                                                    9719                               9789
                                                                            9880                               9986
                                                                           10018                              10107
Dec 2002                                                                    9968                              10050
                                                                            9920                               9981
                                                                            9920                               9968
Mar 2003                                                                    9944                               9990
                                                                           10153                              10216
                                                                           10362                              10401
Jun 2003                                                                   10419                              10456
                                                                           10410                              10476
                                                                           10491                              10544
Sep 2003                                                                   10563                              10611
                                                                           10692                              10745
                                                                           10724                              10783
Dec 2003                                                                   10898                              10973
                                                                           10973                              11044
                                                                           11066                              11128
Mar 2004                                                                   11082                              11133
                                                                           10957                              10988
                                                                           10982                              11012
Jun 2004                                                                   11049                              11067
                                                                           10973                              10998
                                                                           11032                              11069
Sep 2004                                                                   11099                              11115
                                                                           11166                              11198
                                                                           11297                              11302
Dec 2004                                                                   11416                              11425
                                                                           11321                              11352
                                                                           11373                              11414
Mar 2005                                                                   11321                              11359
                                                                           11312                              11342
                                                                           11433                              11460
Jun 2005                                                                   11468                              11504

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Merrill Lynch 1-3 Year Treasury Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
---------------
(1) Non-annualized.

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                               SHARES        VALUE
-------------                             ----------   ------------
AFFILIATED MUTUAL FUNDS -- 99.0%
  AB Funds Trust -- Equity Index Fund
    (GS4 Class)(inf)                         211,855   $  3,438,411
  AB Funds Trust -- Growth Equity Fund
    (GS4 Class)(inf)                       1,254,238     20,230,867
  AB Funds Trust -- International Equity
    Fund (GS4 Class)(inf)                  1,037,120     15,733,110
  AB Funds Trust -- Low-Duration Bond
    Fund (GS4 Class)(inf)                 15,186,795    194,542,837
  AB Funds Trust -- Money Market Fund
    (GS4 Class)(inf)                       2,361,438      2,361,438
  AB Funds Trust -- Small Cap Equity
    Fund (GS4 Class)(inf)                    304,086      5,017,418
  AB Funds Trust -- Value Equity Fund
    (GS4 Class)(inf)                       1,184,160     21,243,830
                                                       ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $219,169,019)                                   262,567,911
                                                       ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 1.0%
  U.S. Treasury Bill
    2.81%, 07/14/05++++           $   90,000         89,919
  U.S. Treasury Note
    3.13%, 05/15/07                2,550,000      2,526,693
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,623,359)                               2,616,612
                                               ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $221,792,378)                           265,184,523
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%                                25,973
                                               ------------
NET ASSETS -- 100.0%                           $265,210,496
                                               ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                 VALUE(%)
                                                 --------
Bond Funds                                          73.4
Domestic Equity Funds                               18.8
Futures Contracts                                    0.3
International Equity Funds                           5.9
Money Market Funds                                   0.9
U.S. Treasury Obligations                            1.0
                                                  ------
                                                   100.3
                                                  ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

GROWTH & INCOME FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                             GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                             ----------    ----------    -----------    ----------    ---------------------
  One Year                                     8.92%         8.45%         8.65%           N/A             N/A
  Since Inception                              5.65%         5.34%         5.62%        4.46%(1)         4.55%(1)
  Inception Date                             08/27/01      08/27/01      08/27/01       11/08/04         11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Aug 27 2001                                                                10000                              10000
                                                                            9854                               9843
Sep 2001                                                                    9410                               9443
                                                                            9643                               9657
                                                                            9920                               9923
Dec 2001                                                                    9953                               9960
                                                                            9901                               9899
                                                                            9901                               9881
Mar 2002                                                                   10049                              10028
                                                                            9953                               9938
                                                                            9960                               9951
Jun 2002                                                                    9664                               9673
                                                                            9234                               9324
                                                                            9345                               9419
Sep 2002                                                                    8916                               8999
                                                                            9160                               9306
                                                                            9442                               9571
Dec 2002                                                                    9319                               9430
                                                                            9216                               9305
                                                                            9201                               9288
Mar 2003                                                                    9216                               9296
                                                                            9642                               9731
                                                                           10044                              10118
Jun 2003                                                                   10131                              10195
                                                                           10092                              10145
                                                                           10265                              10301
Sep 2003                                                                   10375                              10433
                                                                           10651                              10706
                                                                           10738                              10803
Dec 2003                                                                   11070                              11148
                                                                           11218                              11302
                                                                           11359                              11457
Mar 2004                                                                   11384                              11458
                                                                           11136                              11174
                                                                           11185                              11215
Jun 2004                                                                   11342                              11360
                                                                           11194                              11214
                                                                           11318                              11350
Sep 2004                                                                   11474                              11477
                                                                           11615                              11646
                                                                           11913                              11905
Dec 2004                                                                   12192                              12183
                                                                           12055                              12074
                                                                           12175                              12213
Mar 2005                                                                   12029                              12062
                                                                           11995                              12006
                                                                           12260                              12248
Jun 2005                                                                   12354                              12342

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
---------------
(1) Non-annualized.

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                    SHARES          VALUE
-------------                  -----------   --------------
AFFILIATED MUTUAL FUNDS -- 98.9%
  AB Funds Trust -- Equity
    Index Fund (GS4
    Class)(inf)                  1,785,375   $   28,976,633
  AB Funds Trust -- Extended-
    Duration Bond Fund (GS4
    Class)(inf)                  7,799,386      121,436,448
  AB Funds Trust -- Growth
    Equity Fund (GS4
    Class)(inf)                 10,935,597      176,391,176
  AB Funds Trust --
    International Equity Fund
    (GS4 Class)(inf)            10,332,486      156,743,816
  AB Funds Trust -- Low-
    Duration Bond Fund (GS4
    Class)(inf)                 13,701,277      175,513,354
  AB Funds Trust -- Medium-
    Duration Bond Fund (GS4
    Class)(inf)                 20,877,766      288,321,954
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                 17,519,184       17,519,184
  AB Funds Trust -- Small Cap
    Equity Fund (GS4
    Class)(inf)                  2,803,418       46,256,398
  AB Funds Trust -- Value
    Equity Fund (GS4
    Class)(inf)                  9,979,006      179,023,369
                                             --------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $987,963,221)                         1,190,182,332
                                             --------------
                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 1.1%
  U.S. Treasury Bill
    2.81%, 07/14/05++++        $   805,000          804,275
  U.S. Treasury Note
    5.75%, 08/15/10             11,875,000       12,982,261
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $13,591,408)                             13,786,536
                                             --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,001,554,629)                       1,203,968,868
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- 0.0%                             (356,792)
                                             --------------
NET ASSETS -- 100.0%                         $1,203,612,076
                                             ==============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Bond Funds                                         48.6
Domestic Equity Funds                              35.8
Futures Contracts                                   1.0
International Equity Funds                         13.0
Money Market Funds                                  1.5
U.S. Treasury Obligations                           1.1
                                                 ------
                                                  101.0
                                                 ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                             GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                             ----------    ----------    -----------    ----------    ---------------------
  One Year                                     9.60%         9.09%         9.42%           N/A             N/A
  Since Inception                              5.17%         4.79%         5.15%        4.93%(1)         5.21%(1)
  Inception Date                             08/27/01      08/27/01      08/27/01       11/08/04         11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Aug 27 2001                                                                10000                              10000
                                                                            9759                               9736
Sep 2001                                                                    9081                               9087
                                                                            9314                               9301
                                                                            9759                               9751
Dec 2001                                                                    9832                               9836
                                                                            9714                               9707
                                                                            9663                               9632
Mar 2002                                                                    9972                               9927
                                                                            9751                               9695
                                                                            9722                               9671
Jun 2002                                                                    9288                               9222
                                                                            8655                               8668
                                                                            8722                               8728
Sep 2002                                                                    8067                               8073
                                                                            8435                               8506
                                                                            8802                               8871
Dec 2002                                                                    8530                               8582
                                                                            8362                               8409
                                                                            8278                               8328
Mar 2003                                                                    8300                               8343
                                                                            8820                               8893
                                                                            9293                               9341
Jun 2003                                                                    9415                               9455
                                                                            9515                               9545
                                                                            9721                               9733
Sep 2003                                                                    9736                               9790
                                                                           10164                              10219
                                                                           10255                              10346
Dec 2003                                                                   10682                              10787
                                                                           10846                              10968
                                                                           11003                              11133
Mar 2004                                                                   11003                              11092
                                                                           10783                              10824
                                                                           10870                              10906
Jun 2004                                                                   11074                              11087
                                                                           10807                              10818
                                                                           10878                              10910
Sep 2004                                                                   11082                              11078
                                                                           11238                              11276
                                                                           11693                              11695
Dec 2004                                                                   12049                              12051
                                                                           11808                              11850
                                                                           12009                              12089
Mar 2005                                                                   11824                              11896
                                                                           11704                              11734
                                                                           12041                              12026
Jun 2005                                                                   12137                              12132

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
---------------
(1) Non-annualized.

CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                               SHARES        VALUE
-------------                             ----------   ------------
AFFILIATED MUTUAL FUNDS -- 99.5%
  AB Funds Trust -- Equity Index Fund
    (GS4 Class)(inf)                       2,202,521   $ 35,746,910
  AB Funds Trust -- Extended-Duration
    Bond Fund (GS4 Class)(inf)             3,314,507     51,606,881
  AB Funds Trust -- Growth Equity Fund
    (GS4 Class)(inf)                      14,072,271    226,985,726
  AB Funds Trust -- International Equity
    Fund (GS4 Class)(inf)                 12,553,460    190,435,985
  AB Funds Trust -- Low-Duration Bond
    Fund (GS4 Class)(inf)                  5,752,426     73,688,573
  AB Funds Trust -- Medium-Duration Bond
    Fund (GS4 Class)(inf)                  8,394,146    115,923,151
  AB Funds Trust -- Money Market Fund
    (GS4 Class)(inf)                      15,474,305     15,474,305
  AB Funds Trust -- Small Cap Equity
    Fund (GS4 Class)(inf)                  3,492,818     57,631,490
  AB Funds Trust -- Value Equity Fund
    (GS4 Class)(inf)                      12,391,229    222,298,650
                                                       ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $810,121,364)                                   989,791,671
                                                       ------------
                                             PAR
                                          ----------
U.S. TREASURY OBLIGATIONS -- 0.5%
  U.S. Treasury Bill
    2.81%, 07/14/05++++                   $  910,000        909,181
  U.S. Treasury Note 5.75%, 08/15/10       3,550,000      3,881,012
                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $4,731,021)                                       4,790,193
                                                       ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $814,852,385)                                   994,581,864
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%                                        23,921
                                                       ------------
NET ASSETS -- 100.0%                                   $994,605,785
                                                       ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Bond Funds                                         24.2
Domestic Equity Funds                              54.6
Futures Contracts                                   1.1
International Equity Funds                         19.1
Money Market Funds                                  1.6
U.S. Treasury Obligations                           0.5
                                                 ------
                                                  101.1
                                                 ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                             GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                             ----------    ----------    -----------    ----------    ---------------------
  One Year                                     10.29%        9.80%        10.13%           N/A             N/A
  Since Inception                              4.48%         4.23%         4.50%         5.66%(1)        6.14%(1)
  Inception Date                              08/27/01      08/27/01     08/27/01        11/08/04        11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Aug 27 2001                                                                10000                              10000
                                                                            9654                               9629
Sep 2001                                                                    8747                               8736
                                                                            8968                               8950
                                                                            9587                               9569
Dec 2001                                                                    9704                               9701
                                                                            9527                               9505
                                                                            9424                               9376
Mar 2002                                                                    9896                               9811
                                                                            9542                               9440
                                                                            9475                               9381
Jun 2002                                                                    8899                               8773
                                                                            8080                               8036
                                                                            8109                               8064
Sep 2002                                                                    7252                               7214
                                                                            7732                               7742
                                                                            8161                               8186
Dec 2002                                                                    7760                               7772
                                                                            7543                               7561
                                                                            7394                               7429
Mar 2003                                                                    7424                               7451
                                                                            8021                               8085
                                                                            8536                               8578
Jun 2003                                                                    8685                               8723
                                                                            8909                               8930
                                                                            9140                               9145
Sep 2003                                                                    9073                               9134
                                                                            9632                               9696
                                                                            9729                               9849
Dec 2003                                                                   10241                              10375
                                                                           10422                              10578
                                                                           10587                              10752
Mar 2004                                                                   10557                              10672
                                                                           10362                              10421
                                                                           10489                              10541
Jun 2004                                                                   10730                              10754
                                                                           10362                              10370
                                                                           10392                              10422
Sep 2004                                                                   10632                              10626
                                                                           10805                              10849
                                                                           11407                              11415
Dec 2004                                                                   11826                              11842
                                                                           11492                              11554
                                                                           11765                              11887
Mar 2005                                                                   11545                              11654
                                                                           11339                              11389
                                                                           11735                              11728
Jun 2005                                                                   11834                              11844

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index and the MSCI ACWI(R) (All Country World Index) Ex-U.S.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
---------------
(1) Non-annualized.

GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

         JUNE 30, 2005             SHARES         VALUE
         -------------           -----------   ------------
AFFILIATED MUTUAL FUNDS -- 99.7%
  AB Funds Trust -- Equity
    Index Fund (GS4 Class)(inf)    2,811,405   $ 45,629,110
  AB Funds Trust -- Growth
    Equity Fund (GS4
    Class)(inf)                   16,794,945    270,902,459
  AB Funds
    Trust -- International
    Equity Fund (GS4
    Class)(inf)                   14,490,841    219,826,063
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                   12,653,344     12,653,344
  AB Funds Trust -- Small Cap
    Equity Fund (GS4
    Class)(inf)                    4,115,739     67,909,687
  AB Funds Trust -- Value
    Equity Fund (GS4
    Class)(inf)                   14,881,356    266,971,526
                                               ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $704,697,763)                           883,892,189
                                               ------------

                                     PAR
                                 -----------
U.S. TREASURY OBLIGATION -- 0.2%
  U.S. Treasury Bill
    2.81%, 07/14/05++++
      (Cost $1,293,688)          $ 1,295,000      1,293,834
                                               ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $705,991,451)                           885,186,023
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%                             1,157,977
                                               ------------
NET ASSETS -- 100.0%                           $886,344,000
                                               ============

---------------
++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Domestic Equity Funds                              73.5
Futures Contracts                                   1.0
International Equity Funds                         24.8
Money Market Funds                                  1.4
U.S. Treasury Obligations                           0.2
                                                 ------
                                                  100.9
                                                 ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

                      (This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                         FLEXIBLE        GROWTH &           CAPITAL            GLOBAL
JUNE 30, 2005                                          INCOME FUND     INCOME FUND     OPPORTUNITIES FUND   EQUITY FUND
-------------                                          ------------   --------------   ------------------   ------------
ASSETS
  Investments in securities of affiliated issuers at
    value                                              $262,567,911   $1,190,182,332      $989,791,671      $883,892,189
  Investments in securities of unaffiliated issuers
    at value                                              2,616,612       13,786,536         4,790,193         1,293,834
                                                       ------------   --------------      ------------      ------------
  Total investments (1)                                 265,184,523    1,203,968,868       994,581,864       885,186,023
Receivables:
  Dividends                                                   4,783           36,862            32,943            30,777
  Interest                                                   10,235          256,506            76,686                --
  Investment securities sold                                     --       35,000,000         2,500,000         2,500,000
  Fund shares sold                                           42,124        1,519,442           161,300         1,402,579
Prepaid expenses and other assets                            27,367           26,080            28,912            27,660
                                                       ------------   --------------      ------------      ------------
  Total Assets                                          265,269,032    1,240,807,758       997,381,705       889,147,039
                                                       ------------   --------------      ------------      ------------
LIABILITIES
Payables:
  Investment securities purchased                                --        2,000,000         2,500,000         2,500,000
  Fund shares redeemed                                           --       34,951,849            72,318           122,802
  Variation margin                                            5,550           77,700            70,300            57,350
Accrued expenses:
  Advisory fee payable                                       12,335          101,227            79,259            69,723
  Distribution fee payable                                    2,229            2,379             1,880             2,396
  Shareholder servicing fee payable                           1,950            2,102             1,549             2,113
  Other accrued expenses payable                             36,472           60,425            50,614            48,655
                                                       ------------   --------------      ------------      ------------
  Total Liabilities                                          58,536       37,195,682         2,775,920         2,803,039
                                                       ------------   --------------      ------------      ------------
NET ASSETS                                             $265,210,496   $1,203,612,076      $994,605,785      $886,344,000
                                                       ============   ==============      ============      ============
NET ASSETS CONSIST OF:
Paid-in-capital                                        $212,321,710   $  944,395,569      $780,706,312      $676,214,722
Undistributed net investment income                       2,195,762        8,555,588         4,202,499         1,595,030
Accumulated net realized gain on investments              7,309,972       48,373,832        30,056,311        29,404,800
Net unrealized appreciation (depreciation) on
  investments and futures transactions                   43,383,052      202,287,087       179,640,663       179,129,448
                                                       ------------   --------------      ------------      ------------
NET ASSETS                                             $265,210,496   $1,203,612,076      $994,605,785      $886,344,000
                                                       ============   ==============      ============      ============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class                 $248,276,443   $1,185,123,486      $982,283,491      $867,877,754
                                                       ------------   --------------      ------------      ------------
GS4 shares outstanding                                   18,749,769       81,957,853        64,891,187        55,773,063
                                                       ------------   --------------      ------------      ------------
  Net asset value, offering price and redemption
    price per GS4 share                                $      13.24   $        14.46      $      15.14      $      15.56
                                                       ============   ==============      ============      ============
Net assets applicable to the GS6 Class                 $ 11,847,825   $   13,260,320      $  7,070,952      $ 13,184,743
                                                       ------------   --------------      ------------      ------------
GS6 shares outstanding                                    1,254,384        1,350,472           666,407         1,163,212
                                                       ------------   --------------      ------------      ------------
  Net asset value, offering and redemption price per
    GS6 share                                          $       9.45   $         9.82      $      10.61      $      11.33
                                                       ============   ==============      ============      ============
Net assets applicable to the GS8 Class                 $  5,086,228   $    5,228,270      $  5,251,342      $  5,281,503
                                                       ------------   --------------      ------------      ------------
GS8 shares outstanding                                      539,068          533,073           495,830           466,683
                                                       ------------   --------------      ------------      ------------
  Net asset value, offering and redemption price per
    GS8 share                                          $       9.44   $         9.81      $      10.59      $      11.32
                                                       ============   ==============      ============      ============
---------------
(1) Investments in securities of affiliated issuers
  at cost                                              $219,169,019   $  987,963,221      $810,121,364      $704,697,763
    Investments in securities of unaffiliated issuers
       at cost                                            2,623,359       13,591,408         4,731,021         1,293,688
                                                       ------------   --------------      ------------      ------------
    Total investments at cost                          $221,792,378   $1,001,554,629      $814,852,385      $705,991,451
                                                       ============   ==============      ============      ============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                       FLEXIBLE       GROWTH &          CAPITAL            GLOBAL
FOR THE SIX MONTHS ENDED JUNE 30, 2005                INCOME FUND   INCOME FUND    OPPORTUNITIES FUND   EQUITY FUND
--------------------------------------                -----------   ------------   ------------------   ------------
INVESTMENT INCOME
  Income distributions received from affiliated
    funds                                             $ 2,359,178   $  9,191,421      $  4,896,203      $  2,182,713
  Interest                                                 42,366        192,346            77,291            16,302
                                                      -----------   ------------      ------------      ------------
Total Investment Income                                 2,401,544      9,383,767         4,973,494         2,199,015
                                                      -----------   ------------      ------------      ------------
EXPENSES
  Investment advisory fees                                131,762        606,034           488,802           436,631
  Transfer agent fees
    GS4 shares                                             17,077         23,182            20,539            20,161
    GS6 shares                                              5,977         11,891             8,374             7,820
    GS8 shares                                              5,282          5,037             5,189             5,233
  Custodian fees                                            5,733         13,746            12,029            10,425
  Distribution fees:
    GS6 shares                                              5,828          6,463             3,447             6,426
    GS8 shares                                              7,520          7,653             7,689             7,738
  Shareholder servicing fees:
    GS6 shares                                              6,411          7,109             3,792             7,069
    GS8 shares                                              5,258          5,349             5,377             5,410
  Accounting and administration fees                       40,316         99,869            88,125            82,810
  Professional fees                                        20,099         20,099            20,099            20,099
  Blue sky fees
    GS4 shares                                              4,221          5,654             4,246             4,371
    GS6 shares                                              8,024          8,641             7,947             8,087
    GS8 shares                                              5,908          6,566             5,959             6,113
  Shareholder reporting fees
    GS4 shares                                              7,355         17,955            12,798            11,203
    GS6 shares                                                 14             14                14                19
    GS8 shares                                                 14             14                14                14
  Trustee fees                                                703          3,086             2,482             2,226
  Line of credit facility fees                                703          3,086             2,482             2,695
  Other expenses                                            7,261          8,263             7,961             7,858
                                                      -----------   ------------      ------------      ------------
Total Expenses                                            285,466        859,711           707,365           652,408
Expenses waived (See Footnote 3c)                         (77,440)       (31,029)          (36,674)          (43,700)
Fees paid indirectly                                         (376)          (352)             (302)             (195)
                                                      -----------   ------------      ------------      ------------
Net expenses                                              207,650        828,330           670,389           608,513
                                                      -----------   ------------      ------------      ------------
NET INVESTMENT INCOME                                   2,193,894      8,555,437         4,303,105         1,590,502
                                                      -----------   ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investment securities of
    affiliated issuers                                  6,054,314     30,089,143        23,085,408        25,435,213
  Net realized gain (loss) on investment securities
    of unaffiliated issuers                               (17,655)     8,232,480           266,928           310,122
  Net realized gain on futures transactions                24,143         86,572            43,168            42,633
                                                      -----------   ------------      ------------      ------------
Net realized gain                                       6,060,802     38,408,195        23,395,504        25,787,968
                                                      -----------   ------------      ------------      ------------
  Change in net unrealized appreciation
    (depreciation) on investment securities of
    affiliated issuers                                 (7,109,422)   (31,250,578)      (21,118,558)      (26,822,834)
  Change in net unrealized appreciation
    (depreciation) on investment securities of
    unaffiliated issuers                                   (6,878)       256,524            55,878                22
  Change in net unrealized appreciation
    (depreciation) on futures transactions                (28,950)      (363,493)         (388,434)         (348,405)
                                                      -----------   ------------      ------------      ------------
Net change in unrealized appreciation (depreciation)   (7,145,250)   (31,357,547)      (21,451,114)      (27,171,217)
                                                      -----------   ------------      ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                (1,084,448)     7,050,648         1,944,390        (1,383,249)
                                                      -----------   ------------      ------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $ 1,109,446   $ 15,606,085      $  6,247,495      $    207,253
                                                      ===========   ============      ============      ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                   FLEXIBLE INCOME FUND             GROWTH & INCOME FUND
                                               -----------------------------   -------------------------------
                                               FOR THE SIX                      FOR THE SIX
                                               MONTHS ENDED    FOR THE YEAR     MONTHS ENDED     FOR THE YEAR
                                                 06/30/05     ENDED 12/31/04      06/30/05      ENDED 12/31/04
                                               ------------   --------------   --------------   --------------
                                                (UNAUDITED)                       (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                        $  2,193,894    $  4,442,425    $    8,555,437   $   22,567,484
  Net realized gain on investment securities
     and futures transactions                     6,060,802       2,765,368        38,408,195       20,647,833
  Net change in unrealized appreciation
     (depreciation) on investment securities
     and futures transactions                    (7,145,250)      5,788,623       (31,357,547)      74,730,812
                                               ------------    ------------    --------------   --------------
Net increase in net assets resulting from
  operations                                      1,109,446      12,996,416        15,606,085      117,946,129
                                               ------------    ------------    --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
  GS4 shares                                             (1)     (6,071,685)              (19)     (25,716,823)
  GS6 shares                                             --        (501,693)               --         (502,343)
  GS8 shares                                             --         (67,733)               --          (83,573)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  CAPITAL GAINS
  GS4 shares                                             --      (2,610,188)               --      (17,361,990)
  GS6 shares                                             --        (158,099)               --         (257,791)
  GS8 shares                                             --         (67,996)               --         (101,694)
                                               ------------    ------------    --------------   --------------
Total dividends and distributions                        (1)     (9,477,394)              (19)     (44,024,214)
                                               ------------    ------------    --------------   --------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS                                  (23,706,548)     10,786,400      (114,267,980)      85,621,629
                                               ------------    ------------    --------------   --------------
Total increase (decrease) in net assets         (22,597,103)     14,305,422       (98,661,914)     159,543,544
                                               ------------    ------------    --------------   --------------
NET ASSETS:
  Beginning of the Period                       287,807,599     273,502,177     1,302,273,990    1,142,730,446
                                               ------------    ------------    --------------   --------------
  End of the Period                            $265,210,496    $287,807,599    $1,203,612,076   $1,302,273,990
                                               ============    ============    ==============   ==============

                       See Notes to Financial Statements.

      CAPITAL OPPORTUNITIES FUND            GLOBAL EQUITY FUND
    -------------------------------   -------------------------------
     FOR THE SIX                       FOR THE SIX
     MONTHS ENDED     FOR THE YEAR     MONTHS ENDED     FOR THE YEAR
       06/30/05      ENDED 12/31/04      06/30/05      ENDED 12/31/04
    --------------   --------------   --------------   --------------
       (UNAUDITED)                      (UNAUDITED)
    $    4,303,105   $   12,600,561    $  1,590,502     $  6,566,473
        23,395,504       12,650,343      25,787,968        8,717,411
       (21,451,114)      93,256,334     (27,171,217)     111,931,107
    --------------   --------------    ------------     ------------
         6,247,495      118,507,238         207,253      127,214,991
    --------------   --------------    ------------     ------------
               (16)     (13,922,864)             --       (6,887,129)
                --         (156,894)             --         (123,145)
                --          (50,485)             --          (19,437)
                --       (8,449,675)             --       (4,836,704)
                --          (80,682)             --          (93,170)
                --          (59,990)             --          (37,396)
    --------------   --------------    ------------     ------------
               (16)     (22,720,590)             --      (11,996,981)
    --------------   --------------    ------------     ------------
       (67,543,175)      46,508,323     (69,095,033)      20,633,510
    --------------   --------------    ------------     ------------
       (61,295,696)     142,294,971     (68,887,780)     135,851,520
    --------------   --------------    ------------     ------------
     1,055,901,481      913,606,510     955,231,780      819,380,260
    --------------   --------------    ------------     ------------
    $  994,605,785   $1,055,901,481    $886,344,000     $955,231,780
    ==============   ==============    ============     ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                    CAPITAL GAIN     REALIZED
                                                    DISTRIBUTIONS       AND                    DISTRIBUTIONS
                       NET ASSET                      RECEIVED      UNREALIZED    DIVIDENDS      FROM NET      NET ASSET
                        VALUE,                          FROM           GAIN        FROM NET      REALIZED       VALUE,
                       BEGINNING   NET INVESTMENT    AFFILIATED      (LOSS) ON    INVESTMENT      CAPITAL       END OF
                       OF PERIOD     INCOME(1)          FUNDS       INVESTMENTS   INCOME (5)       GAINS        PERIOD
FLEXIBLE INCOME FUND
------------------------------------------------------------------------------------------------------------------------
 GS4 CLASS
 2005 (8)               $13.18         $0.12            $  --         $(0.06)       $   --        $   --        $13.24
 2004                    13.00          0.21#            0.04           0.37         (0.31)        (0.13)        13.18
 2003                    12.40          0.31             0.02           0.82         (0.22)        (0.33)        13.00
 2002                    13.15          0.38             0.10          (0.62)        (0.44)        (0.17)        12.40
 2001 (6)                13.29          0.17             0.06          (0.12)        (0.22)        (0.03)        13.15
 GS6 CLASS
 2005 (8)               $ 9.42         $0.07            $  --         $(0.04)       $   --        $   --        $ 9.45
 2004                     9.41          0.11#            0.04           0.27         (0.28)        (0.13)         9.42
 2003                     9.12          0.21             0.02           0.59         (0.20)        (0.33)         9.41
 2002                     9.83          0.23             0.10          (0.45)        (0.42)        (0.17)         9.12
 2001 (6)                10.00          0.10             0.06          (0.08)        (0.22)        (0.03)         9.83
 GS8 CLASS
 2005 (8)               $ 9.42         $0.04            $  --         $(0.02)       $   --        $   --        $ 9.44
 2004 (7)                 9.53          0.06#            0.04           0.05         (0.13)        (0.13)         9.42
 GROWTH & INCOME FUND
------------------------------------------------------------------------------------------------------------------------
 GS4 CLASS
 2005 (8)               $14.27         $0.10            $  --         $ 0.09        $   --        $   --        $14.46
 2004                    13.41          0.26#            0.11           0.99         (0.30)        (0.20)        14.27
 2003                    11.82          0.29             0.15           1.78         (0.36)        (0.27)        13.41
 2002                    13.44          0.36             0.12          (1.33)        (0.42)        (0.35)        11.82
 2001 (6)                13.74          0.14             0.06          (0.27)        (0.19)        (0.04)        13.44
 GS6 CLASS
 2005 (8)               $ 9.71         $0.05            $  --         $ 0.06        $   --        $   --        $ 9.82
 2004                     9.28          0.12#            0.11           0.66         (0.26)        (0.20)         9.71
 2003                     8.34          0.16             0.15           1.23         (0.33)        (0.27)         9.28
 2002                     9.72          0.21             0.12          (0.96)        (0.40)        (0.35)         8.34
 2001 (6)                10.00          0.07             0.06          (0.18)        (0.19)        (0.04)         9.72
 GS8 CLASS
 2005 (8)               $ 9.72         $0.03            $  --         $ 0.06        $   --        $   --        $ 9.81
 2004 (7)                 9.74          0.07#            0.11           0.16         (0.16)        (0.20)         9.72

                                                                      RATIOS TO AVERAGE NET ASSETS
                                                      -------------------------------------------------------------
                                                                                                        INVESTMENT
                                                                               EXPENSES,                  INCOME/
                                                                                BEFORE                    (LOSS),
                                                                   EXPENSES,    WAIVERS                  EXCLUDING
                                                                   INCLUDING      AND      INVESTMENT   WAIVERS AND
                                                                    EXPENSE     EXPENSE     INCOME,       EXPENSE     PORTFOLIO
                         TOTAL      NET ASSETS, END   EXPENSES,    REDUCTION   REDUCTION      NET        REDUCTION    TURNOVER
                       RETURN (2)   OF PERIOD (000)   NET (3)(4)    (3)(4)      (3)(4)       (1)(3)       (1)(3)      RATE (2)
FLEXIBLE INCOME FUND
------------------------------------------------------------------------------------------------------------------------
 GS4 CLASS
 2005 (8)                 0.46%       $  248,276         0.13%       0.13%        0.18%       1.71%         1.66%        3.19%
 2004                     4.76           270,913         0.13        0.13         0.17        1.60          1.56        10.98
 2003                     9.33           253,828         0.13        0.13         0.20        2.01          1.94        13.44
 2002                    (1.10)          263,646         0.13        0.13         0.17        2.86          2.82        13.56
 2001 (6)                 0.79           286,628         0.13        0.13         0.18        3.67          3.62         4.02
 GS6 CLASS
 2005 (8)                 0.32%       $   11,848         0.50%       0.50%        0.61%       1.34%         1.23%        3.19%
 2004                     4.52            11,815         0.36        0.36         0.45        1.14          1.05        10.98
 2003                     9.06            19,674         0.35        0.35         0.46        1.90          1.79        13.44
 2002                    (1.27)           16,234         0.32        0.32         0.43        2.82          2.71        13.56
 2001 (6)                 0.72               325         0.48        0.48        66.47        6.69        (59.30)        4.02
 GS8 CLASS
 2005 (8)                 0.21%       $    5,086         0.80%       0.80%        1.12%       1.04%         0.72%        3.19%
 2004 (7)                 1.56             5,080         0.45        0.45         1.03        4.43          3.85        10.98
 GROWTH & INCOME FUND
------------------------------------------------------------------------------------------------------------------------
 GS4 CLASS
 2005 (8)                 1.33%       $1,185,123         0.13%       0.13%        0.13%       1.44%         1.44%        4.03%
 2004                    10.13         1,283,982         0.13        0.13         0.13        1.90          1.90         6.12
 2003                    18.79         1,120,080         0.13        0.13         0.13        2.22          2.22        10.38
 2002                    (6.37)        1,019,700         0.13        0.13         0.13        2.68          2.68        12.04
 2001 (6)                (0.47)        1,156,044         0.13        0.13         0.17        2.87          2.83         4.27
 GS6 CLASS
 2005 (8)                 1.13%       $   13,260         0.60%       0.60%        0.65%       0.96%         0.91%        4.03%
 2004                     9.66            13,118         0.46        0.46         0.52        1.28          1.22         6.12
 2003                    18.52            22,650         0.45        0.45         0.54        2.00          1.91        10.38
 2002                    (6.59)           17,009         0.37        0.37         0.45        2.64          2.56        12.04
 2001 (6)                (0.52)            1,334         0.48        0.48         6.53        4.44         (1.61)        4.27
 GS8 CLASS
 2005 (8)                 0.93%       $    5,228         0.90%       0.90%        1.09%       0.66%         0.47%        4.03%
 2004 (7)                 3.50             5,174         0.61        0.61         1.13        4.84          4.32         6.12

---------------
 # Calculated using the average shares outstanding method.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
(5) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(6) Inception date was August 27, 2001.
(7) Inception date was November 8, 2004.
(8) For the six months ended June 30, 2005.

                       See Notes to Financial Statements.


                                                    CAPITAL GAIN     REALIZED
                                                    DISTRIBUTIONS       AND                    DISTRIBUTIONS
                       NET ASSET                      RECEIVED      UNREALIZED    DIVIDENDS      FROM NET      NET ASSET
                        VALUE,     NET INVESTMENT       FROM           GAIN        FROM NET      REALIZED       VALUE,
                       BEGINNING      INCOME/        AFFILIATED      (LOSS) ON    INVESTMENT      CAPITAL       END OF
                       OF PERIOD     (LOSS) (1)         FUNDS       INVESTMENTS   INCOME (5)       GAINS        PERIOD
CAPITAL OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------------
 GS4 CLASS
 2005 (8)               $15.03         $ 0.07           $  --         $ 0.04        $   --        $   --        $15.14
 2004                    13.62           0.19#           0.08           1.47         (0.21)        (0.12)        15.03
 2003                    11.17           0.19            0.07           2.56         (0.23)        (0.14)        13.62
 2002                    13.37           0.22            0.06          (2.05)        (0.24)        (0.19)        11.17
 2001 (6)                13.71           0.08            0.03          (0.34)        (0.11)           --+        13.37
 GS6 CLASS
 2005 (8)               $10.57         $ 0.02           $  --         $ 0.02        $   --        $   --        $10.61
 2004                     9.67           0.07#           0.08           1.03         (0.16)        (0.12)        10.57
 2003                     8.01           0.11            0.07           1.82         (0.20)        (0.14)         9.67
 2002                     9.73           0.12            0.06          (1.50)        (0.21)        (0.19)         8.01
 2001 (6)                10.00           0.03            0.03          (0.22)        (0.11)           --+         9.73
 GS8 CLASS
 2005 (8)               $10.56         $   --+          $  --         $ 0.03        $   --        $   --        $10.59
 2004 (7)                10.31           0.04#           0.08           0.35         (0.10)        (0.12)        10.56
 GLOBAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
 GS4 CLASS
 2005 (8)               $15.55         $ 0.03           $  --         $(0.02)       $   --        $   --        $15.56
 2004                    13.64           0.11#           0.04           1.96         (0.12)        (0.08)        15.55
 2003                    10.40           0.10              --           3.23         (0.09)           --         13.64
 2002                    13.14           0.08              --+         (2.71)        (0.08)        (0.03)        10.40
 2001 (6)                13.57           0.03              --          (0.43)        (0.03)           --+        13.14
 GS6 CLASS
 2005 (8)               $11.35         $   --+          $  --         $(0.02)       $   --        $   --        $11.33
 2004                    10.00           0.04#           0.04           1.43         (0.08)        (0.08)        11.35
 2003                     7.65           0.05              --           2.36         (0.06)           --         10.00
 2002                     9.70           0.04              --+         (2.00)        (0.06)        (0.03)         7.65
 2001 (6)                10.00           0.02              --          (0.29)        (0.03)           --+         9.70
 GS8 CLASS
 2005 (8)               $11.35         $(0.02)          $  --         $(0.01)       $   --        $   --        $11.32
 2004 (7)                10.83           0.03#           0.04           0.57         (0.04)        (0.08)        11.35

                                                                      RATIOS TO AVERAGE NET ASSETS
                                                      -------------------------------------------------------------
                                                                                                        INVESTMENT
                                                                               EXPENSES,                  INCOME/
                                                                                BEFORE                    (LOSS),
                                                                   EXPENSES,    WAIVERS    INVESTMENT    EXCLUDING
                                                                   INCLUDING      AND       INCOME/     WAIVERS AND
                                                                    EXPENSE     EXPENSE     (LOSS),       EXPENSE     PORTFOLIO
                         TOTAL      NET ASSETS, END   EXPENSES,    REDUCTION   REDUCTION      NET        REDUCTION    TURNOVER
                       RETURN (2)   OF PERIOD (000)   NET (3)(4)    (3)(4)      (3)(4)       (1)(3)       (1)(3)      RATE (2)
CAPITAL OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
 GS4 CLASS
 2005 (8)                  0.73%      $  982,283         0.13%       0.13%        0.14%       0.90%         0.89%        3.43%
 2004                     12.80        1,043,625         0.13        0.13         0.13        1.33          1.33         3.47
 2003                     25.23          900,021         0.13        0.13         0.14        1.54          1.53         7.75
 2002                    (13.25)         745,968         0.13        0.13         0.14        1.72          1.71        10.33
 2001 (6)                 (1.68)         883,648         0.13        0.13         0.17        1.76          1.72         3.42
 GS6 CLASS
 2005 (8)                  0.38%      $    7,071         0.70%       0.70%        0.81%       0.33%         0.22%        3.43%
 2004                     12.28            7,042         0.56        0.56         0.61        0.66          0.61         3.47
 2003                     24.93           13,585         0.52        0.52         0.62        1.20          1.10         7.75
 2002                    (13.56)           9,859         0.42        0.42         0.55        1.54          1.41        10.33
 2001 (6)                 (1.64)             331         0.48        0.48        43.03        3.87        (38.68)        3.42
 GS8 CLASS
 2005 (8)                  0.19%      $    5,251         1.00%       1.00%        1.07%       0.03%        (0.04)%       3.43%
 2004 (7)                  4.63            5,234         1.00        1.00         1.06        2.93          2.87         3.47
 GLOBAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
 GS4 CLASS
 2005 (8)                  0.07%      $  867,878         0.13%       0.13%        0.14%       0.38%         0.37%        3.06%
 2004                     15.47          936,734         0.13        0.13         0.13        0.77          0.77         2.37
 2003                     31.99          801,407         0.13        0.13         0.14        0.82          0.81         4.17
 2002                    (20.04)         616,043         0.13        0.13         0.14        0.68          0.67         6.33
 2001 (6)                 (2.96)         810,507         0.13        0.13         0.17        0.61          0.57         2.70
 GS6 CLASS
 2005 (8)                 (0.18)%     $   13,185         0.57%       0.57%        0.59%      (0.06)%       (0.08)%       3.06%
 2004                     15.17           13,202         0.44        0.44         0.50        0.37          0.31         2.37
 2003                     31.53           17,973         0.43        0.43         0.48        0.53          0.48         4.17
 2002                    (20.25)          12,805         0.35        0.35         0.44        0.53          0.44         6.33
 2001 (6)                 (2.75)             207         0.48        0.48        66.34        1.57        (64.29)        2.70
 GS8 CLASS
 2005 (8)                 (0.26)%     $    5,282         0.87%       0.87%        1.08%      (0.36)%       (0.57)%       3.06%
 2004 (7)                  5.94            5,296         0.87        0.87         1.04        1.64          1.47         2.37

---------------
 + Amount represents less than $0.005 per share.
 # Calculated using the average shares outstanding method.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
(5) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(6) Inception date was August 27, 2001.
(7) Inception date was November 8, 2004.
(8) For the six months ended June 30, 2005.

                       See Notes to Financial Statements.

FLEXIBLE INCOME FUND I

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                                                GS2 CLASS*    BENCHMARK**
                                                                ----------    -----------
  One Year                                                          3.87%         3.95%
  Since Inception                                                   4.89%         4.89%
  Inception Date                                                 07/01/03      07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS2 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Jul 1 2003                                                                 10000                              10000
                                                                            9970                              10019
                                                                           10050                              10084
Sep 2003                                                                   10120                              10148
                                                                           10230                              10276
                                                                           10270                              10312
Dec 2003                                                                   10440                              10494
                                                                           10511                              10562
                                                                           10592                              10643
Mar 2004                                                                   10613                              10647
                                                                           10511                              10508
                                                                           10532                              10531
Jun 2004                                                                   10592                              10584
                                                                           10521                              10518
                                                                           10572                              10586
Sep 2004                                                                   10633                              10630
                                                                           10704                              10710
                                                                           10831                              10809
Dec 2004                                                                   10939                              10927
                                                                           10864                              10857
                                                                           10907                              10916
Mar 2005                                                                   10854                              10863
                                                                           10854                              10847
                                                                           10960                              10960
Jun 2005                                                                   11002                              11002

The graph compares the results of a $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index. *These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Merrill Lynch 1-3 Year Treasury Index.
The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.
Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

FLEXIBLE INCOME FUND I
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                              SHARES        VALUE
-------------                             ---------   -----------
AFFILIATED MUTUAL FUNDS -- 99.0%
  AB Funds Trust -- Equity Index Fund
    (GS2 Class)(inf)                         69,891   $   670,250
  AB Funds Trust -- Growth Equity Fund
    (GS2 Class)(inf)                        388,052     3,950,372
  AB Funds Trust -- International Equity
    Fund (GS2 Class)(inf)                   237,723     3,071,376
  AB Funds Trust -- Low-Duration Bond
    Fund (GS2 Class)(inf)                 4,113,824    38,011,736
  AB Funds Trust -- Money Market Fund
    (GS2 Class)(inf)                        549,283       549,283
  AB Funds Trust -- Small Cap Equity
    Fund (GS2 Class)(inf)                    78,131       978,983
  AB Funds Trust -- Value Equity Fund
    (GS2 Class)(inf)                        359,896     4,149,604
                                                      -----------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $51,272,082)                                   51,381,604
                                                      -----------

                                       PAR
                                    ---------
U.S. TREASURY OBLIGATIONS -- 1.0%
  U.S. Treasury Bill
    2.81%, 07/14/05++++             $  20,000        19,982
  U.S. Treasury Note
    3.13%, 05/15/07                   530,000       525,156
                                                -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $546,540)                                   545,138
                                                -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $51,818,622)                             51,926,742
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%                                   351
                                                -----------
NET ASSETS -- 100.0%                            $51,927,093
                                                ===========

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Bond Funds                                         73.2
Domestic Equity Funds                              18.8
Futures Contracts                                   0.3
International Equity Funds                          5.9
Money Market Funds                                  1.1
U.S. Treasury Obligations                           1.0
                                                 ------
                                                  100.3
                                                 ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

GROWTH & INCOME FUND I

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                                                GS2 CLASS*    BENCHMARK**
                                                                ----------    -----------
  One Year                                                        9.06%         8.65%
  Since Inception                                                10.37%        10.03%
  Inception Date                                                07/01/03      07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS2 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Jul 1 2003                                                                 10000                              10000
                                                                            9930                               9951
                                                                           10100                              10104
Sep 2003                                                                   10200                              10234
                                                                           10480                              10501
                                                                           10570                              10597
Dec 2003                                                                   10893                              10935
                                                                           11037                              11086
                                                                           11181                              11238
Mar 2004                                                                   11211                              11239
                                                                           10965                              10961
                                                                           11017                              11001
Jun 2004                                                                   11170                              11143
                                                                           11027                              11000
                                                                           11140                              11133
Sep 2004                                                                   11304                              11258
                                                                           11447                              11424
                                                                           11737                              11678
Dec 2004                                                                   12011                              11951
                                                                           11872                              11843
                                                                           11990                              11980
Mar 2005                                                                   11851                              11832
                                                                           11818                              11777
                                                                           12086                              12014
Jun 2005                                                                   12182                              12107

The graph compares the results of a $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

GROWTH & INCOME FUND I
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                               SHARES        VALUE
-------------                             ----------   ------------
AFFILIATED MUTUAL FUNDS -- 98.8%
  AB Funds Trust -- Equity Index Fund
    (GS2 Class)(inf)                         561,579   $  5,385,541
  AB Funds Trust -- Extended-Duration
    Bond Fund (GS2 Class)(inf)             2,452,765     22,467,324
  AB Funds Trust -- Growth Equity Fund
    (GS2 Class)(inf)                       3,206,730     32,644,516
  AB Funds Trust -- International Equity
    Fund (GS2 Class)(inf)                  2,231,549     28,831,614
  AB Funds Trust -- Low-Duration Bond
    Fund (GS2 Class)(inf)                  3,513,341     32,463,275
  AB Funds Trust -- Medium-Duration Bond
    Fund (GS2 Class)(inf)                  5,848,978     53,342,682
  AB Funds Trust -- Money Market Fund
    (GS2 Class)(inf)                       3,320,992      3,320,992
  AB Funds Trust -- Small Cap Equity
    Fund (GS2 Class)(inf)                    682,768      8,555,081
  AB Funds Trust -- Value Equity Fund
    (GS2 Class)(inf)                       2,887,501     33,292,885
                                                       ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $212,536,067)                                   220,303,910
                                                       ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 1.1%
  U.S. Treasury Bill
    2.81%, 07/14/05++++           $  155,000        154,860
  U.S. Treasury Note
    5.75%, 08/15/10                2,150,000      2,350,473
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,481,666)                               2,505,333
                                               ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $215,017,733)                           222,809,243
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%                               165,519
                                               ------------
NET ASSETS -- 100.0%                           $222,974,762
                                               ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                          VALUE(%)
                                          --------
Bond Funds                                   48.6
Domestic Equity Funds                        35.8
Futures Contracts                             1.0
International Equity Funds                   12.9
Money Market Funds                            1.5
U.S. Treasury Obligations                     1.1
                                           ------
                                            100.9
                                           ======

---------------

+ Based on net assets.

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND I

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                                                   GS2 CLASS*       BENCHMARK**
                                                                   ----------       -----------
  One Year                                                           9.76%             9.42%
  Since Inception                                                   13.41%            13.27%
  Inception Date                                                   07/01/03          07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS2 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Jul 1 2003                                                                 10000                              10000
                                                                           10060                              10095
                                                                           10280                              10294
Sep 2003                                                                   10290                              10353
                                                                           10740                              10808
                                                                           10850                              10942
Dec 2003                                                                   11302                              11409
                                                                           11475                              11599
                                                                           11648                              11774
Mar 2004                                                                   11638                              11730
                                                                           11404                              11447
                                                                           11506                              11534
Jun 2004                                                                   11720                              11725
                                                                           11435                              11441
                                                                           11516                              11539
Sep 2004                                                                   11730                              11716
                                                                           11903                              11926
                                                                           12381                              12369
Dec 2004                                                                   12758                              12745
                                                                           12517                              12533
                                                                           12727                              12786
Mar 2005                                                                   12528                              12581
                                                                           12402                              12409
                                                                           12758                              12719
Jun 2005                                                                   12863                              12830

The graph compares the results of a $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the MSCI ACWI(R) (All Country World Index) Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

CAPITAL OPPORTUNITIES FUND I
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                              SHARES        VALUE
-------------                             ---------   ------------
AFFILIATED MUTUAL FUNDS -- 99.3%
  AB Funds Trust -- Equity Index Fund
    (GS2 Class)(inf)                        546,211   $  5,238,164
  AB Funds Trust -- Extended-Duration
    Bond Fund (GS2 Class)(inf)              827,810      7,582,739
  AB Funds Trust -- Growth Equity Fund
    (GS2 Class)(inf)                      3,265,771     33,245,549
  AB Funds Trust -- International Equity
    Fund (GS2 Class)(inf)                 2,161,161     27,922,204
  AB Funds Trust -- Low-Duration Bond
    Fund (GS2 Class)(inf)                 1,170,704     10,817,307
  AB Funds Trust -- Medium-Duration Bond
    Fund (GS2 Class)(inf)                 1,861,173     16,973,899
  AB Funds Trust -- Money Market Fund
    (GS2 Class)(inf)                      2,703,066      2,703,066
  AB Funds Trust -- Small Cap Equity
    Fund (GS2 Class)(inf)                   674,145      8,447,043
  AB Funds Trust -- Value Equity Fund
    (GS2 Class)(inf)                      2,837,950     32,721,566
                                                      ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $135,277,577)                                  145,651,537
                                                      ------------

                                      PAR
                                   ---------
U.S. TREASURY OBLIGATIONS -- 0.6%
  U.S. Treasury Bill
    2.81%, 07/14/05++++            $ 185,000        184,833
  U.S. Treasury Note
    5.75%, 08/15/10                  640,000        699,676
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $878,700)                                   884,509
                                               ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $136,156,277)                           146,536,046
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%                                82,181
                                               ------------
NET ASSETS -- 100.0%                           $146,618,227
                                               ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                 VALUE(%)
                                                 --------
Bond Funds                                          24.1
Domestic Equity Funds                               54.3
Futures Contracts                                    1.4
International Equity Funds                          19.1
Money Market Funds                                   1.8
U.S. Treasury Obligations                            0.6
                                                  ------
                                                   101.3
                                                  ======

---------------

+ Based on net assets.

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND I

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                                                   GS2 CLASS*       BENCHMARK**
                                                                   ----------       -----------
  One year                                                          10.42%            10.13%
  Since Inception                                                   16.45%            16.53%
  Inception Date                                                   07/01/03          07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS2 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Jul 1 2003                                                                 10000                              10000
                                                                           10200                              10238
                                                                           10460                              10484
Sep 2003                                                                   10380                              10472
                                                                           11010                              11116
                                                                           11130                              11291
Dec 2003                                                                   11716                              11894
                                                                           11927                              12128
                                                                           12109                              12327
Mar 2004                                                                   12079                              12235
                                                                           11857                              11948
                                                                           12008                              12085
Jun 2004                                                                   12280                              12329
                                                                           11857                              11889
                                                                           11897                              11949
Sep 2004                                                                   12169                              12182
                                                                           12371                              12438
                                                                           13060                              13087
Dec 2004                                                                   13529                              13576
                                                                           13159                              13246
                                                                           13468                              13627
Mar 2005                                                                   13231                              13361
                                                                           12995                              13057
                                                                           13447                              13446
Jun 2005                                                                   13560                              13578

The graph compares the results of a $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index and the MSCI ACWI(R) (All Country World Index) Ex-U.S.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

GLOBAL EQUITY FUND I
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                              SHARES       VALUE
-------------                             --------   ------------
AFFILIATED MUTUAL FUNDS -- 99.6%
  AB Funds Trust -- Equity Index Fund
    (GS2 Class)(inf)                       602,417   $  5,777,182
  AB Funds Trust -- Growth Equity Fund
    (GS2 Class)(inf)                      3,354,838    34,152,254
  AB Funds Trust -- International Equity
    Fund (GS2 Class)(inf)                 2,148,435    27,757,777
  AB Funds Trust -- Money Market Fund
    (GS2 Class)(inf)                      2,193,729     2,193,729
  AB Funds Trust -- Small Cap Equity
    Fund (GS2 Class)(inf)                  684,376      8,575,236
  AB Funds Trust -- Value Equity Fund
    (GS2 Class)(inf)                      2,929,698    33,779,423
                                                     ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $105,703,123)                                 112,235,601
                                                     ------------

                                     PAR
                                   --------
U.S. TREASURY OBLIGATION -- 0.2%
  U.S. Treasury Bill
    2.81%, 07/14/05++++
    (Cost $234,762)                $235,000        234,788
                                              ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $105,937,885)                          112,470,389
OTHER ASSETS IN EXCESS
  OF LIABILITIES -- 0.2%                           196,326
                                              ------------
NET ASSETS -- 100.0%                          $112,666,715
                                              ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Domestic Equity Funds                              73.0
Futures Contracts                                   1.6
International Equity Funds                         24.6
Money Market Funds                                  2.0
U.S. Treasury Obligations                           0.2
                                                 ------
                                                  101.4
                                                 ======

---------------

+ Based on net assets.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                        FLEXIBLE        GROWTH &            CAPITAL             GLOBAL
JUNE 30, 2005                                         INCOME FUND I   INCOME FUND I   OPPORTUNITIES FUND I   EQUITY FUND I
-------------                                         -------------   -------------   --------------------   -------------
ASSETS
Investments in securities of affiliated issuers at
  value                                                $51,381,604    $220,303,910        $145,651,537       $112,235,601
Investments in securities of unaffiliated issuers at
  value                                                    545,138       2,505,333             884,509            234,788
                                                       -----------    ------------        ------------       ------------
  Total investments(1)                                  51,926,742     222,809,243         146,536,046        112,470,389
Receivables:
  Dividends                                                  1,130           6,861               6,116              5,104
  Interest                                                   2,127          46,443              13,825                 --
  Investment securities sold                                    --       2,610,000             402,000            381,000
  Fund shares sold                                          13,538         170,339             193,702            218,737
  Receivable from advisor                                      485              --                  --                 --
Prepaid expenses and other assets                           12,542          12,544              12,543             12,543
                                                       -----------    ------------        ------------       ------------
  Total Assets                                          51,956,564     225,655,430         147,164,232        113,087,773
                                                       -----------    ------------        ------------       ------------
LIABILITIES
Payables:
  Investment securities purchased                               --       2,609,000             501,992            383,000
  Fund shares redeemed                                       8,593          15,845                  --                 --
  Variation margin                                           1,110          14,430              13,015             11,470
Accrued expenses:
  Advisory fee payable                                          --          17,692               8,964              6,445
  Other accrued expenses payable                            19,768          23,701              22,034             20,143
                                                       -----------    ------------        ------------       ------------
  Total Liabilities                                         29,471       2,680,668             546,005            421,058
                                                       -----------    ------------        ------------       ------------
NET ASSETS                                             $51,927,093    $222,974,762        $146,618,227       $112,666,715
                                                       ===========    ============        ============       ============
NET ASSETS CONSIST OF:
Paid-in-capital                                        $50,755,765    $210,079,500        $133,702,937       $104,614,958
Undistributed net investment income                        652,156       2,532,791           1,072,284            383,994
Accumulated net realized gain on investments               412,341       2,590,996           1,479,511          1,150,101
Net unrealized appreciation (depreciation) on
  investments and futures transactions                     106,831       7,771,475          10,363,495          6,517,662
                                                       -----------    ------------        ------------       ------------
NET ASSETS                                             $51,927,093    $222,974,762        $146,618,227       $112,666,715
                                                       ===========    ============        ============       ============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class                 $51,927,093    $222,974,762        $146,618,227       $112,666,715
                                                       -----------    ------------        ------------       ------------
GS2 shares outstanding                                   5,006,565      19,581,484          11,949,489          8,539,983
                                                       -----------    ------------        ------------       ------------
  Net asset value, offering price and redemption
    price per GS2 share                                $     10.37    $      11.39        $      12.27       $      13.19
                                                       ===========    ============        ============       ============
---------------
(1) Investments in securities of affiliated issuers
  at cost                                              $51,272,082    $212,536,067        $135,277,577       $105,703,123
    Investments in securities of unaffiliated
       issuers at cost                                     546,540       2,481,666             878,700            234,762
                                                       -----------    ------------        ------------       ------------
    Total investments at cost                          $51,818,622    $215,017,733        $136,156,277       $105,937,885
                                                       ===========    ============        ============       ============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                    FLEXIBLE        GROWTH &            CAPITAL             GLOBAL
FOR THE SIX MONTHS ENDED JUNE 30, 2005            INCOME FUND I   INCOME FUND I   OPPORTUNITIES FUND I   EQUITY FUND I
--------------------------------------            -------------   -------------   --------------------   -------------
INVESTMENT INCOME
  Income distributions received from affiliated
     funds                                          $ 685,938      $2,678,447          $1,176,468          $ 471,784
  Interest                                              8,975          34,973              13,479              2,939
                                                    ---------      ----------          ----------          ---------
Total Investment Income                               694,913       2,713,420           1,189,947            474,723
                                                    ---------      ----------          ----------          ---------
EXPENSES
  Investment advisory fees                             25,490         107,682              70,414             54,195
  Transfer agent fees                                   3,856           7,457               7,465              3,858
  Custodian fees                                        5,731           7,148               7,178              5,235
  Accounting and administration fees                    8,988          33,412              22,298             17,469
  Professional fees                                    20,099          20,099              20,099             20,099
  Shareholder reporting fees                              116             129                 112                112
  Trustee fees                                            103             411                 259                173
  Line of credit facility fees                            103             412                 238                173
  Other expenses                                        6,961           6,961               6,960              6,962
                                                    ---------      ----------          ----------          ---------
Total Expenses                                         71,447         183,711             135,023            108,276
Expenses waived and reimbursed (See Footnote 3c)      (28,551)         (2,832)            (16,779)           (17,199)
Fees paid indirectly                                     (286)           (339)               (329)              (321)
                                                    ---------      ----------          ----------          ---------
Net expenses                                           42,610         180,540             117,915             90,756
                                                    ---------      ----------          ----------          ---------
NET INVESTMENT INCOME                                 652,303       2,532,880           1,072,032            383,967
                                                    ---------      ----------          ----------          ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investment securities of
     affiliated issuers                               246,671         917,191             811,201            851,948
  Net realized gain (loss) on investment
     securities of unaffiliated issuers                (3,953)        377,479              72,716             75,975
  Net realized loss on futures transactions              (890)           (193)             (1,935)           (24,131)
                                                    ---------      ----------          ----------          ---------
Net realized gain                                     241,828       1,294,477             881,982            903,792
                                                    ---------      ----------          ----------          ---------
  Change in net unrealized appreciation
     (depreciation) on investment securities of
     affiliated issuers                              (556,636)       (314,176)           (298,927)          (390,210)
  Change in net unrealized appreciation
     (depreciation) on investment securities of
     unaffiliated issuers                              (1,197)         31,494               5,328                 18
  Change in net unrealized appreciation
     (depreciation) on futures transactions            (3,067)        (45,451)            (28,487)           (16,377)
                                                    ---------      ----------          ----------          ---------
Net change in unrealized appreciation
  (depreciation)                                     (560,900)       (328,133)           (322,086)          (406,569)
                                                    ---------      ----------          ----------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (319,072)        966,344             559,896            497,223
                                                    ---------      ----------          ----------          ---------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $ 333,231      $3,499,224          $1,631,928          $ 881,190
                                                    =========      ==========          ==========          =========

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                      FLEXIBLE INCOME FUND I         GROWTH & INCOME FUND I
                                                    ---------------------------   -----------------------------
                                                    FOR THE SIX    FOR THE YEAR   FOR THE SIX
                                                    MONTHS ENDED      ENDED       MONTHS ENDED    FOR THE YEAR
                                                      06/30/05       12/31/04       06/30/05     ENDED 12/31/04
                                                    ------------   ------------   ------------   --------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                             $   652,303    $   718,522    $  2,532,880    $  3,305,240
  Net realized gain on investment securities and
     futures transactions                               241,828        434,608       1,294,477       2,169,966
  Net change in unrealized appreciation
     (depreciation) on investment securities and
     futures transactions                              (560,900)       263,876        (328,133)      4,858,804
                                                    -----------    -----------    ------------    ------------
Net increase in net assets resulting from
  operations                                            333,231      1,417,006       3,499,224      10,334,010
                                                    -----------    -----------    ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME                                                     --     (1,043,136)             --      (3,800,931)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL
  GAINS                                                      --       (396,033)             --      (1,176,513)
                                                    -----------    -----------    ------------    ------------
Total dividends and distributions                            --     (1,439,169)             --      (4,977,444)
                                                    -----------    -----------    ------------    ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS         20,146,387      2,834,085      97,309,634      44,826,904
                                                    -----------    -----------    ------------    ------------
Total increase in net assets                         20,479,618      2,811,922     100,808,858      50,183,470
                                                    -----------    -----------    ------------    ------------
NET ASSETS:
  Beginning of the Period                            31,447,475     28,635,553     122,165,904      71,982,434
                                                    -----------    -----------    ------------    ------------
  End of the Period                                 $51,927,093    $31,447,475    $222,974,762    $122,165,904
                                                    ===========    ===========    ============    ============

                       See Notes to Financial Statements.

     CAPITAL OPPORTUNITIES FUND I       GLOBAL EQUITY FUND I
     -----------------------------   ---------------------------
      FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
     MONTHS ENDED        ENDED       MONTHS ENDED      ENDED
       06/30/05        12/31/04        06/30/05       12/31/04
     -------------   -------------   ------------   ------------
      (UNAUDITED)                    (UNAUDITED)
     $  1,072,032     $ 1,329,255    $    383,967   $   368,233
          881,982         998,467         903,792       480,384
         (322,086)      5,534,236        (406,569)    3,495,260
     ------------     -----------    ------------   -----------
        1,631,928       7,861,958         881,190     4,343,877
     ------------     -----------    ------------   -----------
               --      (1,473,261)             --      (372,357)
               --        (589,198)             --      (264,035)
     ------------     -----------    ------------   -----------
               --      (2,062,459)             --      (636,392)
     ------------     -----------    ------------   -----------
       74,378,658       7,319,624      78,242,384     4,157,617
     ------------     -----------    ------------   -----------
       76,010,586      13,119,123      79,123,574     7,865,102
     ------------     -----------    ------------   -----------
       70,607,641      57,488,518      33,543,141    25,678,039
     ------------     -----------    ------------   -----------
     $146,618,227     $70,607,641    $112,666,715   $33,543,141
     ============     ===========    ============   ===========

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                    CAPITAL GAIN     REALIZED
                                                    DISTRIBUTIONS       AND                    DISTRIBUTIONS
                       NET ASSET                      RECEIVED      UNREALIZED    DIVIDENDS      FROM NET      NET ASSET
                        VALUE,                          FROM           GAIN        FROM NET      REALIZED       VALUE,
                       BEGINNING   NET INVESTMENT    AFFILIATED      (LOSS) ON    INVESTMENT      CAPITAL       END OF
                       OF PERIOD     INCOME (1)         FUNDS       INVESTMENTS   INCOME (5)       GAINS        PERIOD
FLEXIBLE INCOME FUND I
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (7)               $10.31         $0.13            $  --         $(0.07)       $   --         $   --       $10.37
 2004                    10.31          0.25             0.05           0.19         (0.36)         (0.13)       10.31
 2003 (6)                10.00          0.18             0.10           0.16         (0.12)         (0.01)       10.31
 GROWTH & INCOME FUND I
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (7)               $11.23         $0.13            $  --         $ 0.03        $   --         $   --       $11.39
 2004                    10.62          0.34#            0.14           0.60         (0.36)         (0.11)       11.23
 2003 (6)                10.00          0.21             0.17           0.51         (0.26)         (0.01)       10.62
 CAPITAL OPPORTUNITIES FUND I
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (7)               $12.17         $0.09            $  --         $ 0.01        $   --         $   --       $12.27
 2004                    11.11          0.24             0.09           1.09         (0.26)         (0.10)       12.17
 2003 (6)                10.00          0.15             0.09           1.07         (0.18)         (0.02)       11.11
 GLOBAL EQUITY FUND I
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (7)               $13.16         $0.04            $  --         $(0.01)       $   --         $   --       $13.19
 2004                    11.62          0.15             0.05           1.60         (0.15)         (0.11)       13.16
 2003 (6)                10.00          0.09               --           1.63         (0.09)         (0.01)       11.62

                                                                    RATIOS TO AVERAGE NET ASSETS
                                                    ------------------------------------------------------------
                                                                            EXPENSES,                INVESTMENT
                                                                             BEFORE                    INCOME,
                                                                EXPENSES,    WAIVERS                  EXCLUDING
                                                                INCLUDING      AND      INVESTMENT   WAIVERS AND
                                     NET ASSETS,    EXPENSES,    EXPENSE     EXPENSE     INCOME,       EXPENSE     PORTFOLIO
                         TOTAL      END OF PERIOD      NET      REDUCTION   REDUCTION      NET        REDUCTION    TURNOVER
                       RETURN (2)       (000)        (3)(4)      (3)(4)      (3)(4)       (1)(3)       (1)(3)      RATE (2)
FLEXIBLE INCOME FUND
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (7)                 0.58%        $ 51,927       0.17%       0.17%       0.28%        2.59%        2.48%         9.02%
 2004                     4.77           31,447       0.17        0.17        0.39         2.42         2.20         22.67
 2003 (6)                 4.40           28,636       0.17        0.17        0.51         4.16         3.82          8.01
 GROWTH & INCOME FUND
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (7)                 1.43%        $222,975       0.17%       0.17%       0.17%        2.38%        2.38%         6.09%
 2004                    10.26          122,166       0.17        0.17        0.22         3.07         3.02         10.47
 2003 (6)                 8.94           71,982       0.17        0.17        0.28         4.76         4.65          4.51
 CAPITAL OPPORTUNITIE
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (7)                 0.82%        $146,618       0.17%       0.17%       0.19%        1.54%        1.52%         4.84%
 2004                    12.88           70,608       0.17        0.17        0.27         2.13         2.03          7.45
 2003 (6)                13.02           57,489       0.17        0.17        0.31         3.24         3.10          2.95
 GLOBAL EQUITY FUND I
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (7)                 0.23%        $112,667       0.17%       0.17%       0.20%        0.72%        0.69%         3.76%
 2004                    15.48           33,543       0.17        0.17        0.41         1.29         1.05          6.93
 2003 (6)                17.16           25,678       0.17        0.17        0.50         1.69         1.36          0.89

---------------
 #   Calculated using the average shares outstanding method.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
(5) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(6) Inception date was July 1, 2003.
(7) For the six months ended June 30, 2005.

                       See Notes to Financial Statements.

MONEY MARKET FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           2.00%         1.80%         1.51%         2.04%           N/A             N/A
  Since Inception                    1.54%         1.44%         1.16%         1.64%        0.93%(1)         1.54%(1)
  Inception Date                   08/27/01      08/27/01      08/27/01      08/27/01       11/08/04         11/08/04

                       7-DAY AVERAGE YIELD AS OF 6/30/05
--------------------------------------------------------------------------------

                                                                GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    GS8 CLASS*
                                                                ----------    ----------    ----------    ----------
                                                                 2.97%         2.79%         2.37%         2.07%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The 7-day average yield more closely reflects the current earnings of the Fund than the total return.

[LINE GRAPH]

                                                                         GS4 CLASS                  CITIGROUP 3-MONTH INDEX**
                                                                         ---------                  -------------------------
Aug 27 2001                                                                10000                              10000
                                                                           10008                              10008
Sep 2001                                                                   10033                              10036
                                                                           10057                              10063
                                                                           10079                              10084
Dec 2001                                                                   10094                              10102
                                                                           10108                              10117
                                                                           10122                              10131
Mar 2002                                                                   10138                              10146
                                                                           10153                              10161
                                                                           10167                              10176
Jun 2002                                                                   10180                              10190
                                                                           10194                              10205
                                                                           10207                              10220
Sep 2002                                                                   10220                              10234
                                                                           10232                              10248
                                                                           10243                              10261
Dec 2002                                                                   10255                              10274
                                                                           10265                              10285
                                                                           10273                              10294
Mar 2003                                                                   10282                              10305
                                                                           10290                              10315
                                                                           10298                              10325
Jun 2003                                                                   10306                              10334
                                                                           10312                              10343
                                                                           10318                              10352
Sep 2003                                                                   10324                              10359
                                                                           10330                              10368
                                                                           10336                              10376
Dec 2003                                                                   10342                              10384
                                                                           10348                              10392
                                                                           10354                              10400
Mar 2004                                                                   10360                              10408
                                                                           10366                              10416
                                                                           10372                              10424
Jun 2004                                                                   10378                              10433
                                                                           10386                              10433
                                                                           10395                              10454
Sep 2004                                                                   10405                              10467
                                                                           10417                              10481
                                                                           10430                              10496
Dec 2004                                                                   10445                              10513
                                                                           10461                              10532
                                                                           10478                              10550
Mar 2005                                                                   10498                              10572
                                                                           10518                              10595
                                                                           10542                              10621
Jun 2005                                                                   10565                              10646

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Citigroup 3-Month Index.

*These performance figures reflect expense waivers by the Fund's investment advisor. Without these waivers, performance would have been lower. Performance figures shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Citigroup 3-Month Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.
---------------
(1) Non-annualized.

MONEY MARKET FUND

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                        PAR          VALUE
-------------                    -----------   ------------
CERTIFICATES OF DEPOSIT -- 27.2%
  American Express Bank FSB
    3.29%, 07/28/05              $15,000,000   $ 15,000,000
  Banco Santander Puerto Rico
    3.23%, 07/19/05               30,000,000     30,000,000
  Citibank NA
    3.18%, 08/11/05               25,000,000     25,000,000
  Credit Suisse First Boston NY
    3.33%, 08/09/05               44,000,000     44,000,000
  DEPFA Bank PLC NY
    2.49%, 11/01/05                8,700,000      8,700,000
  Eurohypo AG NY
    3.31%, 08/03/05               25,000,000     25,000,000
    3.20%, 08/09/05               10,000,000     10,000,000
  Washington Mutual Bank FA
    3.28%, 08/08/05               40,000,000     40,000,000
  Wells Fargo Bank NA
    3.27%, 07/27/05               44,000,000     44,000,000
                                               ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $241,700,000)                           241,700,000
                                               ------------
COMMERCIAL PAPER -- 63.6%
  Alliance & Leicester PLC
    3.26%, 09/19/05               15,000,000     14,891,333
  Amsterdam Funding Corporation
    3.17%, 08/02/05               25,128,000     25,057,195
    3.19%, 08/04/05               16,500,000     16,450,289
  Barclays US Funding
    Corporation
    3.15%, 08/11/05               18,000,000     17,935,425
  BMW US Capital LLC
    3.38%, 07/01/05               35,007,000     35,007,000
  Brahms Funding Corporation
    3.26%, 08/08/05                7,915,000      7,887,764
  Citigroup Global Markets
    Holdings, Inc.
    3.10%, 07/05/05               10,000,000     10,000,000
  Countrywide Financial
    Corporation
    3.30%, 07/27/05               44,000,000     43,895,133
  Discover Card Master Trust I
    3.13%, 07/06/05               19,000,000     18,991,740
  Eurohypo AG
    3.04%, 07/06/05                9,000,000      8,996,206
  General Electric Capital
    Corporation
    3.26%, 07/28/05               42,000,000     41,897,310
  Goldman Sachs Group, Inc.
    3.24%, 07/22/05               45,000,000     44,914,950
  Greenwich Capital
    Holdings, Inc.
    3.22%, 07/20/05                7,000,000      7,000,000
    3.26%, 07/25/05               33,700,000     33,700,000
  HBOS Treasury Services PLC
    3.16%, 08/09/05               10,000,000      9,965,767

                                     PAR          VALUE
                                 -----------   ------------
  ING (US) Funding LLC
    3.19%, 08/08/05              $10,000,000   $  9,966,328
  Lehman Brothers Holdings,
    Inc.
    3.50%, 07/01/05                6,000,000      6,000,000
  Lexington Parker Capital
    3.03%, 07/06/05               25,000,000     24,989,479
    3.05%, 07/06/05                2,500,000      2,498,941
  Lockhart Funding LLC
    3.21%, 08/02/05               14,000,000     13,960,053
    3.17%, 08/10/05                3,000,000      2,989,433
    3.24%, 08/18/05               12,000,000     11,948,160
  MBNA Credit Card Master Note
    Trust
    3.12%, 07/19/05               24,000,000     23,962,560
    3.38%, 08/30/05                8,000,000      7,954,933
  Monument Gardens
    Funding LLC
    3.38%, 09/21/05               27,681,000     27,467,887
  National Rural Utilities
    Cooperative Finance
    Corporation
    3.26%, 07/28/05               44,000,000     43,892,420
  Scaldis Capital LLC
    3.24%, 09/02/05               29,141,000     28,975,772
  UBS Finance (Delaware) LLC
    3.39%, 07/01/05               25,000,000     25,000,000
                                               ------------
TOTAL COMMERCIAL PAPER
  (Cost $566,196,078)                           566,196,078
                                               ------------
MASTER NOTES -- 7.5%
  Merrill Lynch Mortgage
    Capital, Inc.
    3.36%, 07/05/05++             30,000,000     30,000,000
  Morgan Stanley Mortgage
    Capital
    3.61%, 07/01/05++             37,000,000     37,000,000
                                               ------------
TOTAL MASTER NOTES
  (Cost $67,000,000)                             67,000,000
                                               ------------
VARIABLE RATE OBLIGATIONS -- 6.8%
  Allstate Life Global Funding
    II
    3.30%, 07/27/05 144A++        20,000,000     20,000,000
  Bear Stearns Cos., Inc. (The)
    3.33%, 07/28/05++             10,000,000     10,000,000
  General Electric Capital
    Corporation
    3.34%, 07/18/05++              2,240,000      2,242,242
  Metropolitan Life Global
    Funding I
    3.39%, 07/28/05 144A++        10,000,000     10,000,000
  Racers Trust
    3.28%, 07/22/05 144A++         8,600,000      8,600,000

                       See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                     PAR          VALUE
                                 -----------   ------------
  Shipley Group LP
    3.47%, 07/07/05++            $ 1,500,000   $  1,500,000
  Westpac Banking Corporation
    3.40%, 09/12/05++              8,250,000      8,250,000
                                               ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $60,592,242)                             60,592,242
                                               ------------
TOTAL INVESTMENTS -- 105.1%
  (Cost $935,488,320)                           935,488,320
LIABILITIES IN EXCESS
  OF OTHER ASSETS -- (5.1%)                     (45,735,926)
                                               ------------
NET ASSETS -- 100.0%                           $889,752,394
                                               ============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Certificates of Deposit                            27.2
Commercial Paper                                   63.6
Master Notes                                        7.5
Variable Rate Obligations                           6.8
                                                 ------
                                                  105.1
                                                 ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           1.95%         1.80%         1.59%          1.87%          N/A                 N/A
  Since Inception                    3.19%         3.16%         2.90%          3.14%        0.46%(1)           0.92%(1)
  Inception Date                    08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                                         GS4 CLASS                           INDEX**
                                                                         ---------               -------------------------------
Aug 27 2001                                                                10000                              10000
                                                                           10023                              10025
Sep 2001                                                                   10150                              10190
                                                                           10256                              10286
                                                                           10217                              10264
Dec 2001                                                                   10196                              10268
                                                                           10242                              10288
                                                                           10288                              10338
Mar 2002                                                                   10208                              10268
                                                                           10334                              10383
                                                                           10381                              10425
Jun 2002                                                                   10402                              10512
                                                                           10459                              10641
                                                                           10550                              10677
Sep 2002                                                                   10633                              10765
                                                                           10661                              10790
                                                                           10663                              10757
Dec 2002                                                                   10778                              10859
                                                                           10800                              10857
                                                                           10866                              10902
Mar 2003                                                                   10890                              10922
                                                                           10918                              10943
                                                                           10991                              10984
Jun 2003                                                                   11006                              11001
                                                                           10888                              10941
                                                                           10910                              10948
Sep 2003                                                                   11034                              11048
                                                                           10984                              11007
                                                                           10995                              11001
Dec 2003                                                                   11042                              11065
                                                                           11076                              11087
                                                                           11136                              11140
Mar 2004                                                                   11171                              11175
                                                                           11080                              11067
                                                                           11065                              11057
Jun 2004                                                                   11069                              11056
                                                                           11101                              11096
                                                                           11174                              11173
Sep 2004                                                                   11172                              11163
                                                                           11200                              11197
                                                                           11174                              11142
Dec 2004                                                                   11195                              11165
                                                                           11183                              11161
                                                                           11165                              11136
Mar 2005                                                                   11158                              11136
                                                                           11213                              11199
                                                                           11250                              11241
Jun 2005                                                                   11269                              11263

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Merrill Lynch 1-3 Year Treasury Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
---------------
(1) Non-annualized.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                      PAR           VALUE
-------------                  -----------   --------------
AGENCY OBLIGATIONS -- 14.7%
  Federal Home Loan Bank
    2.60%, 07/01/05            $ 9,500,000   $    9,500,000
    3.06%, 07/22/05              9,400,000        9,383,248
    3.21%, 09/01/05++            4,500,000        4,499,330
    3.23%, 09/09/05              9,500,000        9,438,393
    1.70%, 12/30/05              3,825,000        3,787,343
  Federal Home Loan Mortgage
    Corporation
    3.00%, 07/26/05              9,400,000        9,380,190
    3.04%, 08/09/05              6,500,000        6,478,275
    3.17%, 08/30/05                100,000           99,461
    3.19%, 09/06/05              9,200,000        9,142,896
    3.31%, 11/02/05                100,000           98,831
    5.25%, 01/15/06+++           9,575,000        9,648,689
  Federal National Mortgage
    Association
    2.98%, 07/01/05             12,000,000       11,999,999
    3.01%, 08/01/05              2,400,000        2,393,500
    3.13%, 08/24/05              9,400,000        9,356,313
    3.14%, 08/24/05             10,900,000       10,849,341
    3.18%, 08/31/05                100,000           99,452
    2.38%, 12/15/05              2,755,000        2,739,894
    2.75%, 05/10/06              3,775,000        3,743,369
    2.77%, 12/29/06              1,505,000        1,482,661
    2.71%, 01/30/07              7,500,000        7,377,105
    6.63%, 09/15/09              4,025,000        4,439,474
  Small Business
    Administration
    6.95%, 11/10/16              1,581,924        1,669,863
                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $127,598,194)                           127,607,627
                                             --------------
ASSET-BACKED SECURITIES -- 20.9%
  ACE Securities Corporation
    3.42%, 04/25/34 STEP           456,701          456,693
  American Express Credit
    Account Master Trust
    3.36%, 04/15/08++            3,200,000        3,200,926
  Amresco Independence
    Funding, Inc.
    3.75%, 06/15/26 144A++       1,042,313        1,038,076
  Bank One Issuance Trust
    3.14%, 10/15/08++            2,925,000        2,926,142
  Bayview Financial
    Acquisition Trust
    7.01%, 05/25/29 144A           322,691          322,535
  Bear Stearns Asset-Backed
    Securities, Inc.
    4.56%, 03/25/44++            1,569,654        1,568,917
  BMW Vehicle Owner Trust
    4.02%, 02/25/09              2,775,000        2,779,668
  Business Loan Express
    4.75%, 01/01/25 144A++         603,269          588,009

                                   PAR           VALUE
                               -----------   --------------
  Capital Auto Receivables
    Asset Trust
    3.58%, 10/16/06++++        $ 1,120,777   $    1,120,594
    2.00%, 11/15/07+++           2,950,000        2,908,529
    3.35%, 02/15/08              3,225,000        3,204,342
    1.96%, 01/15/09              4,100,000        3,991,633
    4.05%, 07/15/09              2,575,000        2,575,402
  Capital One Multi-Asset
    Execution Trust
    2.95%, 08/17/09              3,500,000        3,456,683
  Carrington Mortgage Loan
    Trust
    3.24%, 06/25/35++            1,700,000        1,699,640
  Centex Home Equity
    3.51%, 02/25/35++            3,200,000        3,203,002
  Chase Credit Card Master
    Trust
    5.50%, 11/17/08              3,040,000        3,090,006
  Chase Issuance Trust
    3.22%, 06/15/10              6,525,000        6,415,908
  Chase Manhattan Auto Owner
    Trust
    2.08%, 05/15/08              3,950,000        3,900,168
  Citibank Credit Card
    Issuance Trust
    2.70%, 01/15/08              2,515,000        2,500,619
    5.65%, 06/16/08              2,950,000        2,997,086
    2.55%, 01/20/09              7,725,000        7,562,615
  Citibank Credit Card Master
    Trust I
    6.10%, 05/15/08              3,125,300        3,182,971
  Conseco Finance
    Securitizations
    Corporation
    3.59%, 12/15/29++              248,291          248,277
  Countrywide Asset-Backed
    Certificates
    3.46%, 10/25/23 STEP           596,123          596,182
    3.58%, 12/31/34++            3,200,000        3,206,035
    3.89%, 07/25/35++            1,750,000        1,750,823
  CS First Boston Mortgage
    Securities Corporation
    3.64%, 05/25/43 STEP 144A      118,370          118,368
  Daimler Chrysler Auto Trust
    2.25%, 08/08/07              2,937,332        2,920,467
    2.00%, 12/08/07              3,125,000        3,085,288
    3.09%, 01/08/08              3,600,000        3,578,376
    3.28%, 12/08/09              4,300,000        4,225,678
  Equity One ABS, Inc.
    3.47%, 07/25/34++            2,190,866        2,191,297
  Fannie Mae Grantor Trust
    3.36%, 07/25/35 STEP         1,700,000        1,700,532
  Green Tree Financial
    Corporation
    6.04%, 11/01/29                 50,291           51,005

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  GSAA Home Equity Trust
    3.34%, 12/25/34++          $ 2,607,055   $    2,607,627
  GSAMP Trust
    3.46%, 08/25/34++              247,439          247,434
  Home Equity Mortgage Trust
    3.43%, 07/25/35 STEP         1,639,316        1,639,285
  Honda Auto Receivables
    Owner Trust
    2.30%, 10/18/07              3,050,000        3,021,070
    3.61%, 12/18/07              2,537,757        2,534,467
    3.30%, 06/15/08              2,980,000        2,958,348
    2.91%, 10/20/08              2,700,000        2,657,297
    3.53%, 10/21/08              2,875,000        2,856,060
    2.79%, 03/16/09              4,700,000        4,616,025
  Long Beach Mortgage Loan
    Trust
    3.56%, 11/25/10++            2,200,000        2,201,375
    3.63%, 06/25/33++              178,573          178,684
  MBNA Credit Card Master
    Note Trust
    5.75%, 10/15/08              3,225,000        3,276,355
  MBNA Master Credit Card
    Trust USA
    3.27%, 12/15/08++            5,610,000        5,620,222
  Morgan Stanley ABS Capital
    I
    3.61%, 12/25/34++            2,749,085        2,753,312
  Morgan Stanley Home Equity
    Loans
    3.52%, 01/25/35++            3,200,000        3,203,748
  New Century Home Equity
    Loan Trust
    3.74%, 11/25/34++            2,364,383        2,372,754
  Nissan Auto Receivables
    Owner Trust
    2.01%, 11/15/07              3,325,000        3,280,320
    2.70%, 12/17/07              3,175,000        3,138,561
  Option One Mortgage Loan
    Trust
    3.55%, 02/25/35++            3,200,000        3,202,000
  PBG Equipment Trust
    6.27%, 01/20/12 144A           562,021          562,887
  Quest Trust
    3.87%, 06/25/34 144A++         748,304          750,405
  Residential Asset
    Securities Corporation
    3.54%, 09/25/31++              338,885          340,291
    3.50%, 02/25/35++            3,200,000        3,200,000
  Residential Funding
    Mortgage Securities II
    3.44%, 07/25/18++              228,783          228,775
    3.41%, 12/25/18++            1,333,732        1,333,794
  Sears Credit Account Master
    Trust
    6.75%, 09/16/09              1,900,000        1,911,718
  SLM Student Loan Trust
    3.44%, 12/17/12++            1,065,571        1,065,654

                                   PAR           VALUE
                               -----------   --------------
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13 144A       $ 1,770,909   $    1,785,479
  Terwin Mortgage Trust
    3.28%, 10/25/34 STEP 144A    1,344,463        1,344,463
  TMS SBA Loan Trust
    3.61%, 04/15/24++              417,466          396,551
    3.25%, 01/15/25++              459,697          454,006
    3.73%, 01/25/25++              275,819          274,511
  USAA Auto Owner Trust
    1.58%, 06/15/07              1,627,481        1,618,082
    3.55%, 09/17/07              1,950,000        1,946,248
    2.06%, 04/15/08              3,000,000        2,962,134
    3.03%, 06/16/08              3,000,000        2,972,441
    3.16%, 02/17/09              3,325,000        3,289,302
    3.90%, 07/15/09              1,700,000        1,697,625
    4.07%, 12/15/09              4,175,000        4,174,999
    2.04%, 02/16/10              4,100,000        4,026,699
  Whole Auto Loan Trust
    3.26%, 03/15/11              4,000,000        3,932,755
                                             --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $181,942,638)                           180,996,255
                                             --------------
CERTIFICATES OF DEPOSIT -- 0.4%
  Citibank NA
    3.16%, 08/09/05
    (Cost $3,300,000)            3,300,000        3,292,893
                                             --------------
CORPORATE BONDS -- 11.7%
  ASIF Global Financing XXIII
    3.90%, 10/22/08 144A           420,000          412,577
  Bank of America Corporation
    3.25%, 08/15/08                360,000          351,550
  Bank One Corporation
    2.63%, 06/30/08                360,000          344,597
    6.00%, 08/01/08                550,000          577,609
  Bayerische Landesbank NY
    2.50%, 04/28/06              2,475,000        2,447,476
  BellSouth Corporation
    4.26%, 04/26/06 144A++       1,075,000        1,077,844
  Cadbury Schweppes US
    Finance LLC
    3.88%, 10/01/08 144A           790,000          779,545
  Citigroup, Inc.
    3.50%, 02/01/08              1,600,000        1,578,405
  Clorox Co.
    3.53%, 12/14/07++            1,500,000        1,503,036
  Credit Suisse First Boston
    USA, Inc.
    4.63%, 01/15/08+++           2,160,000        2,184,635
  DaimlerChrysler NA Holding
    Corporation
    6.40%, 05/15/06              1,700,000        1,733,558
    3.89%, 05/24/06++            3,200,000        3,209,053
    4.23%, 08/08/06++              400,000          402,850
    4.75%, 01/15/08+++             850,000          853,787
    4.05%, 06/04/08              1,130,000        1,113,448

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  Dominion Resources, Inc.
    7.63%, 07/15/05            $ 1,000,000   $    1,000,906
  Federated Department
    Stores, Inc.
    6.63%, 09/01/08                150,000          160,066
  Ford Motor Credit Co.
    3.59%, 07/18/05++              100,000           99,961
    6.88%, 02/01/06              2,500,000        2,525,338
  Gannett Co., Inc.
    4.13%, 06/15/08              2,390,000        2,389,032
  General Electric Capital
    Corporation
    8.75%, 05/21/07                610,000          661,019
    3.45%, 07/16/07              1,300,000        1,283,627
    3.45%, 01/15/08++            5,275,000        5,239,155
    4.25%, 01/15/08              1,940,000        1,948,652
    3.39%, 03/04/08++            2,900,000        2,902,210
    9.83%, 12/15/08                350,000          410,634
  General Mills, Inc.
    6.45%, 10/15/06              1,985,000        2,040,327
  General Motors Acceptance
    Corporation
    4.13%, 03/20/07++            1,467,000        1,423,446
  Golden West Financial
    Corporation
    4.13%, 08/15/07                310,000          310,843
  Hewlett-Packard Co.
    5.50%, 07/01/07                710,000          727,885
  HSBC Bank USA NA
    3.51%, 09/21/07++            1,400,000        1,401,421
  HSBC Finance Corporation
    5.75%, 01/30/07              2,280,000        2,339,458
    4.13%, 12/15/08+++             700,000          696,058
  John Deere Capital
    Corporation
    3.90%, 01/15/08              1,970,000        1,958,826
  Kellogg Co.
    2.88%, 06/01/08                970,000          935,123
  Kraft Foods, Inc.
    4.63%, 11/01/06                400,000          402,739
    5.25%, 06/01/07                425,000          433,463
  Lehman Brothers Holdings,
    Inc.
    4.00%, 01/22/08              2,560,000        2,552,376
  Lenfest Communications,
    Inc.
    7.63%, 02/15/08                725,000          779,144
  May Department Stores Co.
    (The)
    3.95%, 07/15/07                945,000          938,921
  MCI, Inc.
    6.91%, 05/01/07                237,000          240,851
    7.69%, 05/01/09                237,000          247,369
    8.74%, 05/01/14                203,000          228,121
  Merck & Co., Inc.
    5.25%, 07/01/06                300,000          303,809
    4.73%, 02/22/11 144A++       1,300,000        1,304,776

                                   PAR           VALUE
                               -----------   --------------
  Merrill Lynch & Co., Inc.
    4.00%, 11/15/07            $   830,000   $      829,032
  Morgan Stanley Warehouse
    Facility
    3.59%, 07/01/05++@           9,900,000        9,847,368
  National Rural Utilities
    Cooperative Finance
    Corporation
    6.00%, 05/15/06              2,340,000        2,382,541
  New York Life Global
    Funding
    3.36%, 02/26/07 144A++       1,400,000        1,401,249
  Northrop Grumman
    Corporation
    4.08%, 11/16/06                450,000          448,848
  Pacific Gas & Electric Co.
    3.82%, 04/03/06++              384,000          384,000
  Prudential Financial, Inc.
    4.10%, 11/15/06 STEP         1,600,000        1,604,965
  Prudential Insurance Co. of
    America
    6.38%, 07/23/06 144A           650,000          665,240
  SLM Corporation
    5.63%, 04/10/07                730,000          748,745
    3.63%, 03/17/08                120,000          118,026
  Southern California Edison
    Co.
    3.47%, 12/13/07++            3,500,000        3,500,004
  Sprint Capital Corporation
    7.13%, 01/30/06              3,825,000        3,889,436
    6.00%, 01/15/07              2,280,000        2,337,269
  Time Warner, Inc.
    6.15%, 05/01/07              2,290,000        2,370,526
    8.18%, 08/15/07                500,000          538,146
  TXU Energy Co. LLC
    3.92%, 01/17/06 144A++       5,100,000        5,101,433
  U.S. Bank National
    Association
    6.50%, 02/01/08                580,000          612,196
  U.S. Central Credit Union
    2.75%, 05/30/08                610,000          592,574
  Union Pacific Corporation
    5.75%, 10/15/07                375,000          387,631
  Verizon Global Funding
    Corporation
    6.13%, 06/15/07+++             875,000          907,721
    4.00%, 01/15/08+++           1,960,000        1,954,720
  Verizon Wireless Capital
    LLC
    5.38%, 12/15/06              1,070,000        1,090,835
  Wachovia Corporation
    4.95%, 11/01/06              2,350,000        2,375,906
    3.50%, 08/15/08                540,000          530,306
                                             --------------
TOTAL CORPORATE BONDS
  (Cost $102,714,289)                           101,074,243
                                             --------------

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
FOREIGN BONDS -- 5.5%
BERMUDA -- 0.0%
  Tyco International Group SA
    5.80%, 08/01/06            $   425,000   $      432,723
                                             --------------
CANADA -- 0.2%
  British Columbia
    5.38%, 10/29/08                305,000          319,837
  Canadian National Railway
    Co.
    6.45%, 07/15/06++              750,000          766,996
  Quebec Province
    7.00%, 01/30/07                305,000          319,190
                                             --------------
                                                  1,406,023
                                             --------------
GERMANY -- 0.3%
  Deutsche Bundesrepublik
    4.75%, 07/04/34(E)+++          450,000          649,996
    4.00%, 01/04/37(E)+++        1,825,000        2,349,439
                                             --------------
                                                  2,999,435
                                             --------------
ITALY -- 0.3%
  Republic of Italy
    2.75%, 12/15/06+++           2,375,000        2,338,539
                                             --------------
JAPAN -- 0.4%
  General Electric Capital
    Corporation
    1.40%, 11/02/06(J)         405,000,000        3,718,193
                                             --------------
NETHERLANDS -- 0.6%
  Dutch Treasury Certificate
    1.98%, 08/31/05(E)(omg)      4,500,000        5,428,231
                                             --------------
NEW ZEALAND -- 0.3%
  General Electric Capital
    Corporation
    6.63%, 02/04/10(Z)           3,080,000        2,147,698
  New Zealand
    6.00%, 11/15/11(Z)             970,000          684,359
                                             --------------
                                                  2,832,057
                                             --------------
NORWAY -- 0.2%
  Eksportfinans
    3.38%, 01/15/08              1,630,000        1,607,941
                                             --------------
SOUTH KOREA -- 0.2%
  Korea Development Bank
    3.54%, 10/20/09++            1,750,000        1,752,756
                                             --------------
UNITED KINGDOM -- 3.0%
  Granite Master Issuer PLC
    3.51%, 12/20/24++            4,300,000        4,301,785
  Holmes Financing PLC
    3.29%, 01/15/08++            2,600,000        2,600,446
  Nationwide Building Society
    3.50%, 07/31/07 144A           325,000          321,331
  Permanent Financing PLC
    3.53%, 09/10/07++            2,800,000        2,800,159
  United Kingdom Treasury
    Note
    4.75%, 06/07/10(U)           6,800,000       12,555,868

                                   PAR           VALUE
                               -----------   --------------
  Vodafone Group PLC
    3.95%, 01/30/08+++         $ 2,650,000   $    2,643,987
                                             --------------
                                                 25,223,576
                                             --------------
TOTAL FOREIGN BONDS
  (Cost $48,542,806)                             47,739,474
                                             --------------
MORTGAGE-BACKED SECURITIES -- 28.9%
  American Home Mortgage
    Investment Trust
    4.29%, 10/25/34++            3,349,631        3,330,916
    3.61%, 12/25/45 STEP         3,281,181        3,281,181
  Bank of America Mortgage
    Securities
    6.50%, 10/01/19              1,157,816        1,193,953
  Bear Stearns Adjustable
    Rate Mortgage Trust
    3.18%, 12/01/33++            2,972,317        2,929,219
    4.72%, 01/25/34++            1,397,947        1,375,212
    4.04%, 07/25/34++            2,933,749        2,889,731
  Bear Stearns Alt-A Trust
    3.68%, 06/25/34++            3,247,584        3,253,233
  Bear Stearns Commercial
    Mortgage Securities
    3.87%, 02/11/41              2,040,000        2,005,504
  Citigroup Commercial
    Mortgage Trust
    4.15%, 09/20/49 144A         2,653,924        2,653,095
  Commercial Mortgage
    Acceptance Corporation
    6.03%, 09/15/30              2,158,049        2,238,761
  Countrywide Alternative
    Loan Trust
    6.00%, 10/25/32                658,140          654,282
    5.50%, 05/31/35              2,025,493        2,082,470
  Countrywide Home Loan
    Mortgage Pass Through
    Trust
    3.68%, 06/19/31++              185,883          187,062
    3.58%, 01/25/35 STEP         2,605,506        2,607,627
  Credit-Based Asset
    Servicing and
    Securitization LLC
    3.63%, 02/25/30++              327,684          327,911
  CS First Boston Mortgage
    Securities Corporation
    4.30%, 07/15/36              1,360,000        1,359,179
  Federal Home Loan Mortgage
    Corporation
    8.00%, 03/01/06                     11               11
    7.00%, 05/01/06                  1,087            1,089
    8.50%, 12/01/07                  8,973            9,263
    8.50%, 01/01/08                  7,318            7,556
    8.00%, 05/01/08                 13,081           13,133
    8.50%, 06/01/08                    957              961
    8.75%, 07/01/08                  7,784            8,119
    8.00%, 01/01/09                  4,006            4,130
    7.50%, 03/01/09                 40,372           40,477
    16.25%, 07/01/11                 1,038            1,208

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   PAR           VALUE
                               -----------   --------------
    15.25%, 08/01/11           $     1,807   $        2,069
    5.00%, 11/15/16              5,105,679        5,154,178
    3.50%, 12/01/18              4,206,238        3,976,891
    10.75%, 02/01/19               104,967          114,455
    4.25%, 06/15/24              3,046,194        3,043,303
    4.75%, 07/01/27++              110,569          114,021
    2.81%, 06/01/28++              529,437          526,425
    5.76%, 04/01/32++              916,960          938,599
    3.62%, 02/15/33++            1,676,314        1,681,133
    6.00%, 04/01/33              2,424,709        2,490,376
    4.42%, 10/01/34++            1,499,377        1,498,177
    5.50%, 05/31/35              2,560,000        2,644,813
  Federal Housing Authority
    7.43%, 09/01/22                  7,765            8,105
  Federal National Mortgage
    Association
    6.00%, 08/01/08                273,181          280,896
    6.50%, 11/01/08                355,401          367,229
    3.44%, 12/01/09              1,322,445        1,322,445
    4.00%, 07/19/20 TBA         11,000,000       10,773,125
    5.08%, 03/01/24++              122,569          120,852
    4.09%, 12/01/24++              249,144          252,021
    9.00%, 05/01/25                138,962          152,299
    9.00%, 07/01/25                257,489          281,720
    3.56%, 09/25/30++              432,693          431,980
    5.02%, 12/01/30++               73,602           74,879
    4.66%, 09/01/31++              240,419          247,853
    3.31%, 03/25/32                671,456          661,557
    4.28%, 04/01/33++            1,681,249        1,689,163
    4.22%, 06/01/33++              470,977          473,382
    5.50%, 06/01/33                 35,610           36,130
    5.50%, 07/01/33                 35,539           36,057
    5.50%, 07/14/33 TBA         24,500,000       24,829,232
    4.28%, 10/01/33++            2,650,148        2,653,599
    5.50%, 10/01/33                200,009          202,929
    4.30%, 12/01/33++              869,090          870,060
    5.50%, 08/01/34                 99,990          101,417
    5.75%, 08/25/34              3,531,740        3,575,411
    5.10%, 09/01/34++            2,522,697        2,560,210
    5.13%, 09/01/34++            1,972,870        2,002,214
    5.50%, 09/01/34              6,478,137        6,570,545
    4.85%, 10/01/34++            2,598,452        2,630,550
    5.22%, 10/01/34++            3,251,810        3,312,173
    5.50%, 11/01/34             20,658,727       20,953,417
    5.50%, 02/01/35             10,396,571       10,544,875
    4.88%, 06/01/35++            3,025,000        3,072,266
    5.50%, 06/01/35              1,521,366        1,543,098
    6.17%, 04/01/40++              736,231          756,978
  First Republic Mortgage
    Loan Trust
    4.13%, 06/25/30++              504,805          505,585
  General Electric Capital
    Commercial Mortgage
    Corporation
    4.35%, 06/10/48              2,790,000        2,793,196

                                   PAR           VALUE
                               -----------   --------------
  GMAC Commercial Mortgage
    Securities, Inc.
    7.18%, 08/15/36            $ 1,566,075   $    1,710,758
  Government National
    Mortgage Association
    8.25%, 03/15/06                  1,143            1,167
    8.25%, 05/15/06                  2,958            3,020
    6.00%, 12/15/08                303,434          310,778
    6.00%, 02/15/11                499,165          512,238
    3.38%, 06/20/17++               41,639           42,093
    3.38%, 06/20/21++               20,251           20,538
    4.13%, 10/20/27++              156,649          159,252
    8.50%, 10/15/29                148,143          161,506
    8.50%, 01/15/30                 59,876           65,266
    3.84%, 02/16/30++              537,428          542,628
    8.50%, 03/15/30                 30,858           33,636
    8.50%, 04/15/30                 17,130           18,672
    8.50%, 05/15/30                240,875          262,559
    8.50%, 06/15/30                 69,432           75,682
    8.50%, 07/15/30                280,525          305,783
    8.50%, 08/15/30                 48,715           53,101
    8.50%, 09/15/30                 20,024           21,827
    8.50%, 10/15/30                 47,269           51,524
    8.50%, 11/15/30                136,954          149,283
    8.50%, 12/15/30                116,042          126,488
    8.50%, 01/15/31                 48,507           52,870
    3.44%, 01/16/31++            1,025,530        1,025,973
    8.50%, 02/15/31                106,147          115,695
    3.75%, 05/20/34++            2,561,626        2,520,533
    3.75%, 06/20/34++            3,494,810        3,452,255
  GS Mortgage Securities
    Corporation II
    6.04%, 08/15/18 144A           490,938          517,716
    6.14%, 10/18/30              2,522,090        2,642,308
    3.41%, 01/10/40 IO
      144A(omg)                 40,737,064        1,207,255
  GSR Mortgage Loan Trust
    3.69%, 06/01/34++            3,309,721        3,269,147
    4.82%, 09/25/34++            3,577,110        3,600,962
  IFC SBA Loan-Backed
    Adjustable Rate
    Certificate
    3.25%, 01/15/24 144A++         643,129          643,129
  LB-UBS Commercial Mortgage
    Trust
    3.62%, 01/15/29              3,400,000        3,323,029
    2.59%, 08/15/33 IO
      144A(omg)                 38,255,000        1,089,040
  MLCC Mortgage Investors,
    Inc.
    3.60%, 03/15/25 STEP         1,264,430        1,270,146
    4.76%, 12/25/34++            2,974,706        2,985,510
  Morgan Stanley Capital I
    6.53%, 03/15/31              2,960,000        3,163,843
  Mortgage IT Trust
    3.68%, 12/25/34 STEP         4,096,409        4,102,616
  NationsLink Funding
    Corporation
    6.32%, 01/20/31              2,102,325        2,220,620

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  Nomura Asset Securities
    Corporation
    6.59%, 03/15/30            $ 3,300,000   $    3,502,549
  Residential Accredit Loans,
    Inc.
    6.00%, 12/25/16                263,693          265,038
    3.71%, 01/25/33++            1,414,228        1,415,441
  Residential Asset
    Securitization Trust
    3.71%, 05/25/33++            2,783,816        2,787,441
  Residential Funding
    Mortgage Securities I
    6.50%, 03/25/32                250,694          253,745
    5.50%, 09/25/33              2,173,176        2,209,923
  Sequoia Mortgage Trust
    3.66%, 10/20/27++            1,160,904        1,161,907
    3.71%, 10/20/33++              813,953          817,891
  Structured Adjustable Rate
    Mortgage Loan Trust
    4.92%, 03/25/34++            2,291,320        2,275,700
    3.32%, 09/25/34++            1,880,587        1,882,051
  Structured Asset Mortgage
    Investments, Inc.
    4.95%, 10/19/34++            2,408,533        2,490,131
  Structured Asset Securities
    Corporation
    7.50%, 06/28/31                 71,070           70,911
    4.94%, 12/25/33++            2,184,107        2,212,783
  Washington Mutual Mortgage
    Securities Corporation
    4.51%, 03/25/32++              592,766          594,537
  Washington Mutual, Inc.
    3.58%, 12/25/27 STEP         5,389,272        5,384,011
    3.75%, 06/25/42++              401,629          405,650
    3.44%, 01/25/45 STEP         4,972,520        4,973,199
    3.47%, 01/25/45 STEP         2,906,675        2,915,510
  Wells Fargo Mortgage-Backed
    Securities Trust
    3.39%, 07/25/34++            2,707,012        2,716,735
    3.99%, 01/25/35++            3,337,244        3,307,874
    4.57%, 02/25/35++            5,633,069        5,624,017
                                             --------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $251,021,522)                           250,424,661
                                             --------------
MUNICIPAL BONDS -- 0.7%
  Honolulu, Hawaii City &
    County, Series B General
    Obligation Bond (MBIA
    Insured)
    5.00%, 07/01/12              1,200,000        1,325,568
  New York City, New York
    Municipal Water Finance
    Authority Water & Sewer
    System, Series C Revenue
    Bond
    5.00%, 06/15/35              3,200,000        3,389,120

                                   PAR           VALUE
                               -----------   --------------
  Sales Tax Asset Receivable
    Corporation, New York,
    Series B Revenue Bond
    (FSA Insured)
    3.60%, 10/15/08            $   425,000   $      418,659
  Texas State Public Finance
    Authority, Series B
    Revenue Bond
    2.63%, 06/15/06              1,365,000        1,351,022
                                             --------------
TOTAL MUNICIPAL BONDS
  (Cost $6,406,869)                               6,484,369
                                             --------------
                                NUMBER OF
                                CONTRACTS
                               -----------
OPTIONS -- 0.0%
PUT OPTIONS -- 0.0%
  90-Day Eurodollar Futures,
    Strike Price $94.75,
    Expires 09/19/05                   143            1,787
  90-Day Eurodollar Futures,
    Strike Price $95.38,
    Expires 09/19/05                    66              413
                                             --------------
TOTAL OPTIONS
  (Cost $1,983)                                       2,200
                                             --------------
                                 SHARES
                               -----------
PREFERRED STOCKS -- 0.0%
  Fannie Mae 7.00%+
    (Cost $82,500)                   1,650           91,524
                                             --------------
                                   PAR
                               -----------
REPURCHASE AGREEMENT -- 6.5%
  Credit Suisse First Boston
    2.70% (dated 06/30/05,
    matures 07/01/05,
    repurchase price
    $56,204,215,
    collateralized by U.S.
    Treasury Notes, 3.50% due
    11/15/09: total market
    value $57,477,854)
    (Cost $56,200,000)         $56,200,000       56,200,000
                                             --------------
                                 SHARES
                               -----------
SHORT-TERM INVESTMENTS -- 13.3%
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                 28,585,204   $   28,585,204
  Northern Institutional
    Liquid Assets
    Portfoliosec.               86,615,681       86,615,681
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $115,200,885)                           115,200,885
                                             --------------

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   PAR           VALUE
                               -----------   --------------
U.S. TREASURY OBLIGATIONS -- 20.4%
  U.S. Treasury Bills
    2.93%, 09/01/05++++        $    15,000   $       14,923
    2.90%, 09/15/05++++             30,000           29,811
    2.95%, 09/15/05++++          1,215,000        1,207,335
    2.98%, 09/15/05++++             30,000           29,811
    3.03%, 09/15/05                 10,000            9,937
                                             --------------
                                                  1,291,817
                                             --------------
  U.S. Treasury Bonds
    12.75%, 11/15/10+++         12,315,000       12,743,143
    10.38%, 11/15/12+++          2,535,000        2,916,538
    7.13%, 02/15/23+++             800,000        1,081,375
                                             --------------
                                                 16,741,056
                                             --------------
  U.S. Treasury Inflationary
    Index Bonds
    3.63%, 01/15/08+++           6,000,000        7,648,216
    2.00%, 07/15/14+++           5,000,000        5,319,407
                                             --------------
                                                 12,967,623
                                             --------------
  U.S. Treasury Notes
    5.75%, 11/15/05+++           1,350,000        1,362,393
    1.88%, 11/30/05+++           5,250,000        5,221,088
    2.25%, 04/30/06+++          10,680,000       10,573,627
    2.50%, 05/31/06+++           3,680,000        3,647,082
    2.75%, 06/30/06+++           9,655,000        9,583,727
    2.75%, 07/31/06+++          18,670,000       18,517,578
    2.38%, 08/31/06+++          12,960,000       12,787,878
    2.50%, 09/30/06+++           2,075,000        2,048,091
    2.50%, 10/31/06+++          13,895,000       13,701,776
    2.88%, 11/30/06+++             695,000          688,132
    3.50%, 05/31/07             28,000,000       27,923,449
    3.63%, 06/30/07             10,575,000       10,571,701
    3.75%, 05/15/08             20,000,000       20,050,020
    6.50%, 02/15/10+++           7,000,000        7,814,030
    4.00%, 02/15/14+++           1,600,000        1,610,126
                                             --------------
                                                146,100,698
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $178,597,243)                           177,101,194
                                             --------------
TOTAL INVESTMENTS -- 123.0%
  (Cost $1,071,608,929)                       1,066,215,325
                                             --------------
                                NUMBER OF
                                CONTRACTS
                               -----------
WRITTEN OPTIONS -- 0.0%
CALL SWAPTIONS -- 0.0%
  3-Month LIBOR, Strike Price
    $4.00,
    Expires 10/31/05                  (640)  $      (32,378)
                                             --------------
PUT OPTIONS -- 0.0%
  British Pounds
  90-Day LIBOR Futures,
    Strike Price $94.25,
    Expires 12/21/05                   (25)               0
                                             --------------

                                NUMBER OF
                                CONTRACTS        VALUE
                               -----------   --------------
PUT SWAPTIONS -- 0.0%
  3-Month LIBOR, Strike Price
    $7.00,
    Expires 10/31/05                  (640)  $            0
                                             --------------
TOTAL WRITTEN OPTIONS
  (Premiums received $(184,960))                    (32,378)
                                             --------------

LIABILITIES IN EXCESS OF OTHER
ASSETS -- (23.0%)                              (199,006,535)
                                             --------------
NET ASSETS -- 100.0%                         $  867,176,412
                                             ==============

Swap agreements outstanding at June 30, 2005:

                                                       UNREALIZED
                       EXPIRATION                    APPRECIATION/
DESCRIPTION               DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------            ----------   --------------   --------------
BRITISH POUNDS
Receive fixed rate
payments of 5.00% and
pay variable rate
payments on the six
month LIBOR floating
rate(f)                 09/15/10     $  6,600,000     $   313,708
Receive fixed rate
payments of 5.00% and
pay variable rate
payments on the six
month LIBOR floating
rate(d)                 09/15/10        4,000,000         190,126
Receive variable rate
payments on the six
month LIBOR floating
rate and pay fixed
rate payments of
5.00%(f)                12/16/19       (6,600,000)       (172,757)
Receive variable rate
payments on the six
month LIBOR floating
rate and pay fixed
rate payments of
5.00%(d)                06/18/34       (1,900,000)       (189,891)
                                                      -----------
                                                          141,186
                                                      -----------
EUROS
Receive variable rate
payments on the six
month LIBOR floating
rate and pay fixed
rate payments of
4.00%(d)                12/15/14       (7,300,000)       (524,458)
                                                      -----------

                       See Notes to Financial Statements.

                                                       UNREALIZED
                       EXPIRATION                    APPRECIATION/
DESCRIPTION               DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------            ----------   --------------   --------------
U.S. DOLLARS
Receive fixed rate
payments of 0.48% and
pay floating rate par
in event of default
on Russian
Federation, 5.00% due
03/31/30(e)             08/20/05     $    600,000     $       130
Receive fixed rate
payments of 0.55% and
pay floating rate par
in event of default
on Russian
Federation, 5.00% due
03/31/30(i)             09/07/05          400,000             135
Receive fixed rate
payments of 0.61% and
pay floating rate par
in event of default
on Russian
Federation, 5.00% due
03/31/30(h)             03/20/07        1,300,000             127
Receive fixed rate
payments of 0.70% and
pay floating rate par
in event of default
on Russian
Federation, 5.00% due
03/31/30(a)             03/20/07        3,700,000           5,276
Receive fixed rate
payments of 0.77% and
pay floating rate par
in event of default
on Russian
Federation, 5.00% due
03/31/30(g)             05/20/07          200,000             543
Receive fixed rate
payments of 4.00% and
pay variable rate
payments on the three
month LIBOR floating
rate(d)                 12/15/07       57,700,000        (111,280)
Receive variable rate
payments on the three
month LIBOR floating
rate and pay fixed
rate payments of
4.00%(a)                12/15/07       (6,000,000)         11,572

                                                       UNREALIZED
                       EXPIRATION                    APPRECIATION/
DESCRIPTION               DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------            ----------   --------------   --------------
Receive variable rate
payments on the three
month LIBOR floating
rate and pay fixed
rate payments of
4.00%(a)                12/15/10     $(13,100,000)    $   126,442
Receive variable rate
payments on the three
month LIBOR floating
rate and pay fixed
rate payments of
5.00%(a)                12/15/15      (18,100,000)       (840,828)
                                                      -----------
                                                         (807,883)
                                                      -----------
                                                      $(1,191,155)
                                                      ===========

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Agency Obligations                                 14.7
Asset-Backed Securities                            20.9
Certificates of Deposit                             0.4
Corporate Bonds                                    11.7
Foreign Bonds                                       5.5
Forward Foreign Currency Contracts                 (2.5)
Futures Contracts                                  38.5
Mortgage-Backed Securities                         28.9
Municipal Bonds                                     0.7
Options                                              --*
Preferred Stocks                                     --*
Repurchase Agreements                               6.5
Short Term Investments                             13.3
Swap Contracts                                     (0.1)
U.S. Treasury Obligations                          20.4
Written Options                                      --*
                                                 ------
                                                  158.9
                                                 ======

---------------
+ Based on net assets.
* Rounds to less than 0.005%.

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           7.48%         7.30%         6.95%         6.80%           N/A             N/A
  Since Inception                    6.46%         6.51%         6.18%         5.96%         3.07%(1)        3.13%(1)
  Inception Date                   08/27/01      08/27/01      08/27/01      08/27/01        11/08/04        11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                         GS4 CLASS                           INDEX**
                                                                         ---------                ------------------------------
Aug 27 2001                                                                10000                              10000
                                                                           10051                              10056
Sep 2001                                                                   10123                              10173
                                                                           10364                              10386
                                                                           10223                              10243
Dec 2001                                                                   10149                              10177
                                                                           10253                              10260
                                                                           10387                              10359
Mar 2002                                                                   10223                              10187
                                                                           10422                              10384
                                                                           10479                              10473
Jun 2002                                                                   10453                              10563
                                                                           10466                              10691
                                                                           10685                              10871
Sep 2002                                                                   10774                              11047
                                                                           10752                              10997
                                                                           10833                              10994
Dec 2002                                                                   11079                              11221
                                                                           11165                              11231
                                                                           11315                              11386
Mar 2003                                                                   11312                              11377
                                                                           11461                              11471
                                                                           11671                              11685
Jun 2003                                                                   11674                              11662
                                                                           11295                              11270
                                                                           11403                              11345
Sep 2003                                                                   11721                              11645
                                                                           11638                              11536
                                                                           11704                              11564
Dec 2003                                                                   11811                              11682
                                                                           11898                              11776
                                                                           12014                              11903
Mar 2004                                                                   12105                              11992
                                                                           11831                              11680
                                                                           11802                              11634
Jun 2004                                                                   11875                              11700
                                                                           11978                              11816
                                                                           12202                              12041
Sep 2004                                                                   12251                              12074
                                                                           12353                              12175
                                                                           12306                              12078
Dec 2004                                                                   12425                              12189
                                                                           12472                              12266
                                                                           12430                              12193
Mar 2005                                                                   12379                              12131
                                                                           12532                              12295
                                                                           12663                              12428
Jun 2005                                                                   12741                              12496

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Lehman Brothers Aggregate Bond Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
---------------
(1) Non-annualized.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                     PAR            VALUE
-------------                 ------------   --------------
AGENCY OBLIGATIONS -- 4.9%
  Federal Home Loan Bank
    2.50%, 04/11/06           $  5,000,000   $    4,953,570
    2.88%, 05/22/06              3,000,000        2,977,587
    3.26%, 12/13/06++            4,900,000        4,900,319
    3.50%, 02/13/09              1,000,000          986,019
    4.08%, 04/26/10              1,500,000        1,505,400
  Federal Home Loan Mortgage
    Corporation
    3.00%, 07/09/08           $  2,000,000   $    1,949,970
    6.88%, 09/15/10              2,000,000        2,266,088
  Federal National Mortgage
    Association
    2.65%, 07/01/05              4,700,000        4,700,000
    3.39%, 12/05/05++++            445,000          438,276
    3.25%, 07/12/06              5,000,000        4,974,569
    3.05%, 10/13/06              2,000,000        1,981,784
    7.25%, 01/15/10              9,000,000       10,215,459
    7.13%, 06/15/10              8,500,000        9,690,672
                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $51,370,411)                             51,539,713
                                             --------------
ASSET-BACKED SECURITIES -- 3.6%
  ACE Securities Corporation
    3.42%, 04/25/34 STEP           415,183          415,176
  American Express Credit
    Account Master Trust
    3.36%, 04/15/08++            3,000,000        3,000,867
  Amortizing Residential
    Collateral Trust
    3.59%, 04/25/32++              149,725          149,983
  AQ Finance NIM Trust
    3.53%, 01/25/09 144A++          82,247           82,240
  Bayview Financial
    Acquisition Trust
    3.77%, 02/28/44++            2,237,638        2,245,330
  Centex Home Equity
    3.61%, 09/26/33++              448,729          449,206
  Chesapeake Funding LLC
    3.41%, 08/07/08++            2,016,703        2,017,472
  Citibank Credit Card
    Issuance Trust
    4.22%, 02/09/09++              670,000          677,488
  CitiFinancial Mortgage
    Securities, Inc.
    3.60%, 08/25/33 STEP           212,441          212,543
  Conseco Finance
    Securitizations
    Corporation
    6.77%, 09/01/32                892,113          902,369
    8.96%, 02/01/33 IO(omg)@    11,970,000          445,164
    5.16%, 05/01/33                  9,835            9,836
  Countrywide Asset-Backed
    Certificates
    3.46%, 10/25/23 STEP           529,887          529,940



                                  PAR            VALUE
                              ------------   --------------
  Countrywide Home Equity
    Loan Trust
    3.48%, 04/15/28++              232,445          232,330
    3.57%, 03/15/29++            2,858,202        2,866,478
    3.51%, 05/15/29++            2,698,407        2,706,918
  CS First Boston Mortgage
    Securities Corporation
    3.45%, 05/25/35 STEP         2,472,184        2,472,360
  EMC Mortgage Loan Trust
    3.86%, 11/25/41 144A++       1,140,806        1,145,975
  EQCC Trust
    3.61%, 10/25/31++              282,711          283,183
  Fannie Mae Grantor Trust
    3.36%, 07/25/35 STEP           100,000          100,031
  First Horizon Asset Back
    Trust
    3.60%, 10/25/34++            1,553,516        1,558,742
  Fleet Home Equity Loan
    Trust
    3.47%, 05/30/31++              962,630          962,584
  GSAMP Trust
    3.46%, 08/25/34++              222,695          222,691
  HFC Home Equity Loan
    Asset-Backed
    Certificates
    3.61%, 10/20/32++              479,369          479,685
    3.81%, 10/20/32++              801,510          802,552
  Home Equity Mortgage Trust
    3.46%, 12/25/34++              348,871          348,899
  Household Mortgage Loan
    Trust
    3.59%, 06/20/33++              488,252          489,004
  Madison Avenue
    Manufactured Housing
    Contract
    3.66%, 09/25/08++            1,758,815        1,761,208
  Master Asset-Backed
    Securities Trust
    3.50%, 03/25/35 STEP         2,000,000        2,000,483
  Metropolitan Asset
    Funding, Inc.
    3.77%, 04/25/29 STEP
      144A                          13,359           13,357
  Morgan Stanley Dean Witter
    Credit Corporation HELOC
    Trust
    3.50%, 07/25/17 STEP           520,611          520,641
  NextCard Credit Card
    Master Note Trust
    10.09%, 12/15/06 144A++        910,000           92,443
  Provident Bank Home Equity
    Loan Trust
    3.58%, 08/25/31++              388,177          388,791
  Quest Trust
    3.87%, 06/25/34 144A++         654,766          656,604
  Residential Asset Mortgage
    Products, Inc.
    3.55%, 03/25/34 STEP         2,162,721        2,162,677

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  PAR            VALUE
                              ------------   --------------
  Salomon Brothers Mortgage
    Securities VII
    3.79%, 03/30/28 STEP      $    180,084   $      180,097
  Saxon Asset Securities
    Trust
    3.63%, 06/25/33 STEP            17,818           17,828
  Structured Asset
    Securities Corporation
    3.76%, 02/25/33++              363,232          363,794
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13 144A           308,482          311,021
  Washington Mutual, Inc.
    3.34%, 07/15/20              3,000,000        3,000,000
                                             --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $38,385,011)                             37,277,990
                                             --------------
CORPORATE BONDS -- 11.6%
  ACE Capital Trust II
    9.70%, 04/01/30+++              60,000           83,040
  ACE INA Holdings, Inc.
    8.30%, 08/15/06                550,000          574,377
    5.88%, 06/15/14                150,000          157,467
  AES Corporation (The)
    9.50%, 06/01/09+++              42,000           47,040
    9.38%, 09/15/10+++              30,000           34,125
    8.75%, 05/15/13 144A           520,000          583,700
    9.00%, 05/15/15 144A           760,000          856,899
  Alltel Corporation
    4.66%, 05/17/07+++             350,000          352,904

                                  PAR            VALUE
                              ------------   --------------
  Amerada Hess Corporation
    7.30%, 08/15/31           $  1,320,000   $    1,597,786
    7.13%, 03/15/33+++             400,000          476,015
  American Achievement
    Corporation
    8.25%, 04/01/12                 30,000           30,300
  AmeriGas Partners LP
    7.25%, 05/20/15 144A            80,000           83,600
  AmerisourceBergen
    Corporation
    8.13%, 09/01/08                 80,000           87,200
  Ameritech Capital Funding
    6.25%, 05/18/09                100,000          106,394
  AMFM, Inc.
    8.00%, 11/01/08              1,075,000        1,156,648
  ANZ Capital Trust I
    4.48%, 01/29/49 144A           125,000          124,581
    5.36%, 12/29/49 144A           800,000          824,665
  Apache Corporation
    6.25%, 04/15/12+++             300,000          335,452
  ASIF Global Financing XIX
    4.90%, 01/17/13 144A           380,000          386,206
  Astoria Financial
    Corporation
    5.75%, 10/15/12                450,000          472,154
  Bank One Corporation
    4.13%, 09/01/07+++           1,100,000        1,105,051
  Bank United Corporation
    8.88%, 05/01/07                125,000          134,488
  Beazer Homes USA
    8.63%, 05/15/11+++              10,000           10,650
  BellSouth Capital Funding
    7.88%, 02/15/30                460,000          595,568
  BellSouth Corporation
    4.75%, 11/15/12                170,000          171,156
    6.88%, 10/15/31+++              10,000           11,876
  Boeing Co. (The)
    6.63%, 02/15/38                210,000          260,036
  Case New Holland, Inc.
    9.25%, 08/01/11 144A            39,000           41,145
  Cendant Corporation
    6.25%, 01/15/08                150,000          156,559
  CenterPoint Energy
    Resources Corporation
    7.88%, 04/01/13                 50,000           59,480
    5.95%, 01/15/14              1,025,000        1,097,113
  CenterPoint Energy, Inc.
    7.25%, 09/01/10                 75,000           83,305
  Charter Communications
    Operating LLC
    8.00%, 04/30/12 144A+++@       250,000          250,000
  Chesapeake Energy
    Corporation
    7.50%, 09/15/13                 50,000           54,375
  Cincinnati Bell, Inc.
    7.25%, 07/15/13+++              60,000           63,300
    7.00%, 02/15/15 144A           101,000           99,233
  Citigroup, Inc.
    5.00%, 03/06/07+++           2,200,000        2,238,267
    5.00%, 09/15/14 144A           325,000          333,068
  Clear Channel
    Communications, Inc.
    4.25%, 05/15/09                250,000          241,128
  Cleveland Electric
    Illuminating Co. (The)
    5.65%, 12/15/13                 60,000           63,210
    7.88%, 11/01/17              2,050,000        2,573,013
  Clorox Co.
    3.53%, 12/14/07++            1,500,000        1,503,035
  CNA Financial Corporation
    6.75%, 11/15/06                180,000          185,607
  Comcast Cable
    Communications Holdings,
    Inc.
    8.38%, 03/15/13                225,000          274,758
    9.46%, 11/15/22                600,000          850,883
  Comcast Cable
    Communications, Inc.
    6.75%, 01/30/11                740,000          817,363
  Comcast Corporation
    10.50%, 06/15/06               650,000          684,540
  Computer Associates
    International, Inc.
    4.75%, 12/01/09 144A@          425,000          424,064
  ConocoPhillips
    8.75%, 05/25/10                230,000          274,265

                       See Notes to Financial Statements.

                                  PAR            VALUE
                              ------------   --------------
  ConocoPhillips Holding Co.
    6.95%, 04/15/29+++        $    565,000   $      712,108
  Cox Communications, Inc.
    4.63%, 01/15/10 144A           800,000          798,694
  Cox Enterprises, Inc.
    4.38%, 05/01/08 144A           600,000          595,006
  CSC Holdings, Inc.
    7.63%, 04/01/11+++             560,000          555,800
    6.75%, 04/15/12 144A            60,000           56,700
    7.63%, 07/15/18                 50,000           48,500
  D.R. Horton, Inc.
    8.50%, 04/15/12                 10,000           10,950
  DaimlerChrysler NA Holding
    Corporation
    3.89%, 05/24/06++            1,200,000        1,203,395
    4.23%, 08/08/06++            2,200,000        2,215,677
    7.30%, 01/15/12                550,000          615,396
    6.50%, 11/15/13                210,000          227,633
  Dana Corporation
    5.85%, 01/15/15 144A+++        200,000          177,000
  DaVita, Inc.
    6.63%, 03/15/13 144A            10,000           10,375
    7.25%, 03/15/15 144A+++         30,000           30,975
  Delta Air Lines, Inc.
    6.42%, 07/02/12                400,000          421,070
    6.72%, 01/02/23+++             697,837          732,502
  Devon Energy Corporation
    7.95%, 04/15/32+++             745,000          983,105
  Dominion Resources, Inc.
    4.13%, 02/15/08                 70,000           69,744
    5.13%, 12/15/09+++             230,000          236,309
    4.75%, 12/15/10                 70,000           70,509
    5.70%, 09/17/12                270,000          285,141
  Dryden Investor Trust
    7.16%, 07/23/08 144A@        1,352,896        1,408,108
  Dynegy Holdings, Inc.
    8.75%, 02/15/12+++             910,000          996,450
  Eastman Kodak Co.
    7.25%, 11/15/13+++             330,000          348,595
  Echostar DBS Corporation
    5.75%, 10/01/08+++             500,000          499,375
    6.35%, 10/01/08++              103,000          105,833
    6.63%, 10/01/14                 30,000           29,775
  El Paso Corporation
    3.35%, 02/28/21
      CONV(omg)                     70,000           37,800
    8.05%, 10/15/30+++             600,000          597,000
    7.80%, 08/01/31+++           1,150,000        1,124,125
    7.75%, 01/15/32+++             530,000          519,400
  El Paso Natural Gas Co.
    8.38%, 06/15/32                210,000          245,280
  Enterprise Products
    Operating LP
    4.95%, 06/01/10                225,000          226,302
  EOP Operating LP
    7.75%, 11/15/07                100,000          107,434
  Firstar Bank NA
    7.13%, 12/01/09                170,000          190,149

                                  PAR            VALUE
                              ------------   --------------
  FirstEnergy Corporation
    5.50%, 11/15/06           $    600,000   $      610,478
    6.45%, 11/15/11                 70,000           76,584
    7.38%, 11/15/31+++           1,700,000        2,084,749
  Ford Motor Co.
    6.63%, 10/01/28                150,000          117,973
    7.45%, 07/16/31+++           1,090,000          912,277
  Ford Motor Credit Co.
    3.59%, 07/18/05++            3,200,000        3,198,745
    6.88%, 02/01/06                450,000          454,561
    4.95%, 01/15/08                760,000          725,400
    6.63%, 06/16/08                350,000          345,904
    7.38%, 10/28/09              2,960,000        2,895,094
    5.70%, 01/15/10+++             250,000          230,809
    7.88%, 06/15/10                590,000          583,626
    7.38%, 02/01/11+++           3,980,000        3,881,275
    7.00%, 10/01/13+++              50,000           48,047
  Forest City Enterprises,
    Inc.
    7.63%, 06/01/15                 20,000           21,500
    6.50%, 02/01/17+++              49,000           49,123
  Fresenius Medical Care
    Capital Trust II
    7.88%, 02/01/08                169,000          177,028
  General Electric Capital
    Corporation
    5.45%, 01/15/13                460,000          488,711
  General Electric Co.
    5.00%, 02/01/13              1,170,000        1,209,934
  General Motors Acceptance
    Corporation
    4.39%, 10/20/05++              800,000          800,751
    6.75%, 01/15/06                475,000          478,809
    4.00%, 02/09/06(E)             350,000          423,524
    5.75%, 02/14/06(E)             325,000          395,363
    6.13%, 09/15/06                210,000          210,210
    6.13%, 02/01/07+++             170,000          168,897
    4.13%, 03/20/07++              900,000          873,280
    6.15%, 04/05/07                270,000          268,705
    6.13%, 08/28/07              1,460,000        1,445,702
    5.63%, 05/15/09                840,000          787,320
    7.75%, 01/19/10                500,000          489,230
  General Motors Corporation
    8.38%, 07/05/33(E)+++          170,000          170,000
    8.38%, 07/15/33+++           3,410,000        2,864,399
  Georgia-Pacific
    Corporation
    8.13%, 05/15/11+++               4,000            4,530
    9.50%, 12/01/11+++              15,000           18,188
    9.38%, 02/01/13                  4,000            4,545
  Greenpoint Financial
    Corporation
    3.20%, 06/06/08                300,000          291,393
  HCA, Inc.
    6.95%, 05/01/12                125,000          133,127
    7.69%, 06/15/25                150,000          161,456
  Heinz (H.J.) Co.
    6.19%, 12/01/20 144A++@      1,500,000        1,514,267

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  PAR            VALUE
                              ------------   --------------
  Host Marriott LP
    9.50%, 01/15/07           $    550,000   $      585,750
    9.25%, 10/01/07                 32,000           34,720
  HSBC Bank USA NA
    3.51%, 09/21/07++            1,300,000        1,301,320
  HSBC Finance Corporation
    8.00%, 07/15/10                440,000          508,234
    7.00%, 05/15/12                390,000          443,019
    6.38%, 11/27/12+++              70,000           77,534
  IMC Global, Inc.
    10.88%, 06/01/08+++             49,000           55,370
    10.88%, 08/01/13                50,000           58,875
  International Paper Co.
    5.50%, 01/15/14                265,000          271,055
  iStar Financial, Inc.
    8.75%, 08/15/08+++             200,000          223,735
    6.50%, 12/15/13                125,000          131,470
    5.70%, 03/01/14+++             400,000          405,822
  JPM Capital Trust II
    7.95%, 02/01/27                700,000          760,752
  JPMorgan Chase & Co.
    5.75%, 01/02/13                320,000          343,375
  Kansas City Southern
    Railway
    9.50%, 10/01/08                119,000          130,305
  Kerr-McGee Corporation
    7.88%, 09/15/31+++             260,000          297,364
  L-3 Communications
    Corporation
    7.63%, 06/15/12+++             250,000          267,500
  La Quinta Properties, Inc.
    7.00%, 08/15/12                 20,000           20,775
  Lamar Media Corporation
    7.25%, 01/01/13+++             100,000          106,000
  Lehman Brothers Holdings,
    Inc.
    4.00%, 01/22/08+++             570,000          568,303
  Liberty Media Corporation
    5.70%, 05/15/13                315,000          293,435
    3.75%, 02/15/30 CONV            40,000           23,850
  Liberty Media Group
    7.88%, 07/15/09                 10,000           10,681
  Liberty Mutual Group
    5.75%, 03/15/14 144A+++        250,000          252,102
    7.00%, 03/15/34 144A            75,000           79,181
  Lockheed Martin
    Corporation
    8.50%, 12/01/29                190,000          275,249
  Lubrizol Corporation
    4.63%, 10/01/09+++             475,000          475,512
    5.50%, 10/01/14                150,000          154,977
  Lyondell Chemical Co.
    9.63%, 05/01/07                 48,000           51,480
    9.88%, 05/01/07+++             106,000          109,180
  MacDermid, Inc.
    9.13%, 07/15/11                111,000          120,158
  Manor Care, Inc.
    8.00%, 03/01/08                 87,000           94,402
  Mediacom LLC
    9.50%, 01/15/13+++             500,000          501,250

                                  PAR            VALUE
                              ------------   --------------
  Merrill Lynch & Co., Inc.
    3.38%, 09/14/07           $    420,000   $      416,013
  Millennium America, Inc.
    9.25%, 06/15/08+++               4,000            4,350
  Nabisco, Inc.
    7.55%, 06/15/15              1,530,000        1,865,598
  New Cingular Wireless
    Services, Inc.
    7.88%, 03/01/11                100,000          116,352
    8.13%, 05/01/12+++             135,000          161,968
  Nextel Communications,
    Inc.
    5.95%, 03/15/14                294,000          306,863
    7.38%, 08/01/15                130,000          141,050
  Niagara Mohawk Power
    Corporation
    7.75%, 10/01/08              1,340,000        1,473,341
  Nortek, Inc.
    8.50%, 09/01/14                125,000          116,875
  Northrop Grumman
    Corporation
    4.08%, 11/16/06                280,000          279,283
  Omnicare, Inc.
    8.13%, 03/15/11                239,000          253,340
  Oncor Electric Delivery
    Co.
    6.38%, 01/15/15+++             140,000          155,464
  Oxford Industries, Inc.
    8.88%, 06/01/11                 60,000           64,500
  Pacific Energy Partners LP
    7.13%, 06/15/14                 60,000           62,775
  Pacific Gas & Electric Co.
    3.82%, 04/03/06+++++           324,000          324,000
    6.05%, 03/01/34                710,000          785,274
  Patrons' Legacy
    5.65%, 01/17/17 144A           640,000          651,949
  Peabody Energy Corporation
    6.88%, 03/15/13+++             145,000          154,425
  Pemex Project Funding
    Master Trust
    9.13%, 10/13/10              1,075,000        1,261,513
  PHH Corporation
    6.00%, 03/01/08                475,000          489,924
  Plains Exploration &
    Production Co.
    7.13%, 06/15/14+++             100,000          107,500
  Pliant Corporation
    11.63%, 06/15/09 144A          212,746          228,702
  Popular North America,
    Inc.
    6.13%, 10/15/06                200,000          203,931
    4.25%, 04/01/08                300,000          300,217
    3.88%, 10/01/08                250,000          247,495
  PPL Capital Funding Trust
    I
    7.29%, 05/18/06              1,400,000        1,433,985
  Pride International, Inc.
    7.38%, 07/15/14                130,000          143,325
  Prudential Funding LLC
    6.60%, 05/15/08 144A           600,000          640,119

                       See Notes to Financial Statements.

                                  PAR            VALUE
                              ------------   --------------
  PVNGS II Funding
    Corporation, Inc.
    8.00%, 12/30/15           $  1,800,000   $    2,000,426
  Qwest Capital Funding,
    Inc.
    7.25%, 02/15/11+++             200,000          192,500
  Qwest Corporation
    5.63%, 11/15/08+++             600,000          592,500
    9.13%, 03/15/12 144A           250,000          273,125
    7.50%, 06/15/23                500,000          463,750
  Rabobank Capital Funding
    II
    5.26%, 12/29/13
      144A+++++                     50,000           51,525
  Rabobank Capital Funding
    Trust III
    5.25%, 10/31/49 144A++         350,000          359,772
  Raytheon Co.
    6.00%, 12/15/10                  5,000            5,352
    5.50%, 11/15/12+++              10,000           10,537
    5.38%, 04/01/13+++             115,000          119,954
  Reader's Digest
    Association, Inc.
    6.50%, 03/01/11+++              40,000           40,800
  Russell Corporation
    9.25%, 05/01/10                 10,000           10,600
  Ryland Group, Inc.
    9.75%, 09/01/10                136,000          146,254
  Safeco Corporation
    4.20%, 02/01/08                450,000          448,374
  SBC Communications, Inc.
    4.13%, 09/15/09                425,000          421,880
    5.10%, 09/15/14                420,000          430,219
  Schuler Homes, Inc.
    9.38%, 07/15/09                 38,000           39,846
  Simon Property Group LP
    7.38%, 01/20/06                900,000          915,528
  Sithe/Independence Funding
    Corporation
    9.00%, 12/30/13                 30,000           32,320
  SLM Corporation
    4.27%, 04/01/09++            1,100,000        1,081,575
  Solo Cup Co.
    8.50%, 02/15/14+++              30,000           28,200
  Sonat, Inc.
    7.63%, 07/15/11                460,000          465,750
  Southern California Edison
    Co.
    6.38%, 01/15/06                500,000          506,258
  Southern Natural Gas Co.
    8.88%, 03/15/10+++             130,000          143,251
    8.00%, 03/01/32                400,000          456,917
  Sovereign Bancorp, Inc.
    3.62%, 08/25/06++              300,000          300,664
  Sovereign Bank
    5.13%, 03/15/13                 50,000           51,067
    4.38%, 08/01/13++              525,000          522,955
  Sprint Capital Corporation
    4.78%, 08/17/06 STEP           710,000          715,375
    6.00%, 01/15/07                290,000          297,284
    6.13%, 11/15/08+++             560,000          590,407

                                  PAR            VALUE
                              ------------   --------------
    8.38%, 03/15/12           $    300,000   $      361,323
    6.88%, 11/15/28                775,000          892,358
  Suburban Propane Partners
    LP
    6.88%, 12/15/13 144A            90,000           85,950
    6.88%, 12/15/13                 30,000           28,650
  TCI Communications
    Financing III
    9.65%, 03/31/27              2,610,000        2,964,719
  Tenet Healthcare
    Corporation
    7.38%, 02/01/13+++             170,000          168,725
    9.25%, 02/01/15 144A         1,655,000        1,725,338
  Terex Corporation
    7.38%, 01/15/14+++              20,000           20,800
  Time Warner Entertainment
    Co. LP
    8.38%, 07/15/33                320,000          426,060
  Time Warner, Inc.
    6.88%, 05/01/12                110,000          124,298
    7.70%, 05/01/32+++           1,310,000        1,662,521
  Toys "R" Us, Inc.
    7.38%, 10/15/18                170,000          138,550
  TXU Corporation
    4.80%, 11/15/09 144A           575,000          567,393
    6.50%, 11/15/24 144A           475,000          467,657
    6.55%, 11/15/34 144A+++      1,080,000        1,066,092
  TXU Energy Co. LLC
    3.92%, 01/17/06++              155,000          154,980
    3.92%, 01/17/06 144A++         700,000          700,197
    7.00%, 03/15/13                150,000          167,537
  Tyco International Group
    SA Participation
    Certificate Trust
    4.44%, 06/15/07 144A@          400,000          400,982
  Tyson Foods, Inc.
    7.25%, 10/01/06                100,000          103,685
    8.25%, 10/01/11+++             100,000          118,745
  Unilever Capital
    Corporation
    7.13%, 11/01/10                285,000          322,550
  Union Pacific Corporation
    6.65%, 01/15/11+++             260,000          289,584
  United Air Lines, Inc.
    9.21%, 01/21/17#@              200,000          106,391
    9.56%, 10/19/18#@              262,152          100,508
  United Telephone Co. of
    Kansas
    6.89%, 07/01/08@               500,000          522,973
  Ventas Realty LP
    8.75%, 05/01/09+++              70,000           77,700
    9.00%, 05/01/12+++              30,000           34,650
  Verizon Global Funding
    Corporation
    6.88%, 06/15/12+++              40,000           45,458
    4.38%, 06/01/13+++             140,000          138,667
  Vintage Petroleum, Inc.
    8.25%, 05/01/12                250,000          272,500
  Washington Mutual, Inc.
    8.25%, 04/01/10                250,000          287,406

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  PAR            VALUE
                              ------------   --------------
  Waste Management, Inc.
    7.75%, 05/15/32           $    980,000   $    1,247,200
  Westlake Chemical
    Corporation
    8.75%, 07/15/11                 32,000           34,960
  Weyerhaeuser Co.
    6.00%, 08/01/06                200,000          203,615
    6.75%, 03/15/12+++             705,000          776,721
  Williams Cos., Inc.
    7.50%, 01/15/31                270,000          293,625
    7.75%, 06/15/31+++             200,000          221,500
    8.75%, 03/15/32+++           1,130,000        1,363,062
  Xerox Corporation
    7.13%, 06/15/10                250,000          267,188
  XTO Energy, Inc.
    7.50%, 04/15/12                 43,000           49,523
    6.25%, 04/15/13+++             255,000          276,398
                                             --------------
TOTAL CORPORATE BONDS
  (Cost $116,598,744)                           121,551,388
                                             --------------
FOREIGN BONDS -- 12.7%
AUSTRALIA -- 0.2%
  Australian Government
    5.25%, 08/15/10(A)           2,460,000        1,885,349
  QBE Insurance Group, Ltd.
    5.65%, 07/01/23 144A++         525,000          537,796
                                             --------------
                                                  2,423,145
                                             --------------
BAHAMAS -- 0.0%
  Teekay Shipping
    Corporation
    8.88%, 07/15/11                176,000          201,740
                                             --------------
BERMUDA -- 0.5%
  Arch Capital Group, Ltd.
    7.35%, 05/01/34                550,000          622,725
  Intelsat, Ltd.
    6.50%, 11/01/13+++             110,000           89,650
  Tyco International Group
    SA
    6.38%, 02/15/06                100,000          101,353
    5.80%, 08/01/06                800,000          814,538
    6.13%, 11/01/08+++              90,000           95,369
    6.00%, 11/15/13              2,920,000        3,180,742
                                             --------------
                                                  4,904,377
                                             --------------
BRAZIL -- 0.8%
  Federal Republic of Brazil
    8.00%, 10/15/05                717,735          739,802
    4.25%, 04/15/06++              352,000          352,369
    14.50%, 10/15/09+++            900,000        1,170,000
    12.00%, 04/15/10+++            410,000          500,200
    4.31%, 04/15/12+++++           362,358          348,883
    4.31%, 04/15/12++              123,531          119,517
    8.00%, 04/15/14                211,098          217,588
    10.13%, 05/15/27+++            800,000          930,800
    11.00%, 08/17/40+++          3,625,000        4,365,407
                                             --------------
                                                  8,744,566
                                             --------------
BULGARIA -- 0.1%
  Republic of Bulgaria
    8.25%, 01/15/15                480,000          605,568
    8.25%, 01/15/15 144A           260,000          326,625
                                             --------------
                                                    932,193
                                             --------------

                                  PAR            VALUE
                              ------------   --------------
CANADA -- 0.4%
  Bombardier Capital Funding
    LP
    6.13%, 05/14/07(E)        $    250,000   $      310,207
  Canadian Government
    Inflationary Index
    4.00%, 12/01/31(C)             770,000        1,055,243
  Cascades, Inc.
    7.25%, 02/15/13                 16,000           15,720
  Conoco Funding Co.
    7.25%, 10/15/31+++             315,000          414,902
  General Motors Nova Scotia
    Finance Co.
    6.85%, 10/15/08              1,670,000        1,575,284
  Hydro Quebec
    6.30%, 05/11/11                305,000          337,433
  Rogers Cable, Inc.
    5.50%, 03/15/14                250,000          236,875
  Rogers Wireless
    Communications, Inc.
    6.54%, 12/15/10++              250,000          261,875
    6.38%, 03/01/14 144A           100,000          102,250
    7.50%, 03/15/15                 10,000           10,925
  Sun Media Corporation
    7.63%, 02/15/13                 50,000           53,188
  Western Oil Sands, Inc.
    8.38%, 05/01/12+++              95,000          108,656
                                             --------------
                                                  4,482,558
                                             --------------
CAYMAN ISLANDS -- 0.2%
  ACE, Ltd.
    6.00%, 04/01/07                350,000          359,823
  Mizuho Financial Group
    (Cayman), Ltd.
    5.79%, 04/15/14 144A           500,000          526,830
  Systems 2001 Asset Trust
    LLC
    6.66%, 09/15/13 144A           874,183          953,965
                                             --------------
                                                  1,840,618
                                             --------------
CHILE -- 0.0%
  Codelco, Inc.
    4.75%, 10/15/14 144A           210,000          208,060
  Empresa Nacional de
    Electricidad SA
    8.35%, 08/01/13                130,000          151,260
                                             --------------
                                                    359,320
                                             --------------
COLOMBIA -- 0.1%
  Republic of Colombia
    10.50%, 07/09/10+++             60,000           71,700
    11.75%, 02/25/20+++            605,000          798,600
                                             --------------
                                                    870,300
                                             --------------

                       See Notes to Financial Statements.

                                  PAR            VALUE
                              ------------   --------------
EL SALVADOR -- 0.0%
  Republic of El Salvador
    8.25%, 04/10/32           $    100,000   $      107,700
    7.65%, 06/15/35 144A@          140,000          140,000
                                             --------------
                                                    247,700
                                             --------------
FRANCE -- 2.2%
  France Government
    Inflationary Index
    3.00%, 07/25/09(E)           4,810,000        7,107,469
  French Treasury Bill
    1.80%, 09/01/05(E)(omg)     13,000,000       15,678,062
  Legrand SA
    8.50%, 02/15/25                250,000          303,750
                                             --------------
                                                 23,089,281
                                             --------------
GERMANY -- 2.7%
  Deutsche Bundesrepublik
    5.00%, 01/04/12(E)           1,150,000        1,577,149
    3.75%, 01/04/15(E)+++        4,000,000        5,101,585
    6.50%, 07/04/27(E)          12,300,000       21,381,598
  Morgan Stanley (Gazprom)
    9.63%, 03/01/13 144A           110,000          135,438
    9.63%, 03/01/13                 40,000           49,160
                                             --------------
                                                 28,244,930
                                             --------------
GUATEMALA -- 0.0%
  Republic of Guatemala
    8.13%, 10/06/34 144A           170,000          182,750
                                             --------------
IRELAND -- 0.0%
  Eircom Funding
    8.25%, 08/15/13+++             130,000          141,700
                                             --------------
ISRAEL -- 0.1%
  Israel Government
    10.00%, 05/31/12(I)          1,000,000          268,254
    7.50%, 03/31/14(I)           3,320,000          796,757
                                             --------------
                                                  1,065,011
                                             --------------
ITALY -- 0.3%
  Republic of Italy
    3.80%, 03/27/08(J)+++      156,000,000        1,551,491
  Telecom Italia Capital SA
    4.00%, 01/15/10 144A+++        225,000          218,850
    5.25%, 11/15/13                165,000          167,790
    4.95%, 09/30/14 144A           835,000          828,287
  Telecom Italia Finance NV
    7.75%, 01/24/33(E)             100,000          168,649
                                             --------------
                                                  2,935,067
                                             --------------
JAPAN -- 0.0%
  Chuo Mitsui Trust &
    Banking Co., Ltd.
    5.51%, 12/31/49
      144A+++++                    250,000          246,065
                                             --------------
MALAYSIA -- 0.1%
  Petronas Capital, Ltd.
    7.88%, 05/22/22 144A+++        430,000          550,834
                                             --------------
MEXICO -- 1.1%
  America Movil SA de CV
    4.13%, 03/01/09+++             850,000          834,457
    6.38%, 03/01/35                250,000          245,212

                                  PAR            VALUE
                              ------------   --------------
  United Mexican States
    7.50%, 01/14/12           $    750,000   $      852,375
    8.00%, 12/19/13(M)          35,900,000        3,033,634
    11.50%, 05/15/26+++          1,070,000        1,720,025
    8.30%, 08/15/31                660,000          823,350
    7.50%, 04/08/33              3,172,000        3,647,800
                                             --------------
                                                 11,156,853
                                             --------------
NETHERLANDS -- 1.6%
  Deutsche Telekom
    International Finance BV
    8.75%, 06/15/30                600,000          814,910
  Dutch Treasury Certificate
    2.01%, 09/30/05(E)(omg)     11,400,000       13,728,464
  Netherlands Government
    4.25%, 07/15/13(E)           1,580,000        2,086,692
  TPSA Finance BV
    7.75%, 12/10/08 144A           375,000          414,191
                                             --------------
                                                 17,044,257
                                             --------------
PANAMA -- 0.2%
  Republic of Panama
    8.25%, 04/22/08                520,000          569,400
    9.63%, 08/08/11                 80,000           96,000
    10.75%, 05/15/20+++            417,000          567,120
    9.38%, 01/16/23                560,000          694,400
                                             --------------
                                                  1,926,920
                                             --------------
PERU -- 0.1%
  Republic of Peru
    5.00%, 03/07/17++              221,000          212,315
    5.00%, 03/07/17 144A++         510,000          487,050
    8.75%, 11/21/33                130,000          147,225
                                             --------------
                                                    846,590
                                             --------------
POLAND -- 0.3%
  Poland Government
    6.00%, 05/24/09(P)          11,440,000        3,586,753
                                             --------------
QATAR -- 0.1%
  State of Qatar
    9.75%, 06/15/30                500,000          780,100
                                             --------------
RUSSIA -- 1.2%
  Ministry Finance of Russia
    3.00%, 05/14/08              1,400,000        1,324,400
  Russian Federation
    8.25%, 03/31/10+++           2,970,000        3,247,397
    5.00%, 03/31/30 STEP+++      6,920,000        7,742,580
                                             --------------
                                                 12,314,377
                                             --------------
SINGAPORE -- 0.1%
  DBS Bank, Ltd.
    5.00%, 11/15/19
      144A+++++                    750,000          760,367
                                             --------------
SOUTH KOREA -- 0.0%
  Export-Import Bank of
    Korea
    5.25%, 02/10/14 144A           235,000          243,806
                                             --------------

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  PAR            VALUE
                              ------------   --------------
UNITED KINGDOM -- 0.3%
  BP Capital Markets PLC
    2.75%, 12/29/06           $    740,000   $      728,429
  HBOS Capital Funding LP
    6.07%, 12/31/49
      144A+++++                  1,100,000        1,189,453
  HSBC Capital Funding LP
    4.61%, 12/29/49
      144A+++++                    960,000          939,243
  Royal & Sun Alliance
    Insurance Group
    8.50%, 12/08/14(U)++           150,000          310,170
                                             --------------
                                                  3,167,295
                                             --------------
VENEZUELA -- 0.0%
  Petrozuata Finance, Inc.
    8.22%, 04/01/17 144A           140,000          131,250
                                             --------------
TOTAL FOREIGN BONDS
  (Cost $129,904,140)                           133,420,723
                                             --------------
MORTGAGE-BACKED SECURITIES -- 39.1%
  ABN Amro Mortgage
    Corporation
    19.72%, 06/25/33
      IO(omg)@                     941,328          106,334

                                  PAR            VALUE
                              ------------   --------------
  Bear Stearns Adjustable
    Rate Mortgage Trust
    5.63%, 02/25/33++         $    537,325   $      543,077
    3.52%, 06/25/34++            1,300,000        1,262,753
  Bear Stearns Alt-A Trust
    3.63%, 02/25/34 STEP           518,284          518,481
    5.45%, 05/25/35++            1,647,322        1,668,690
  Chevy Chase Funding LLC
    3.37%, 07/25/34 144A++       1,786,015        1,792,499
  Commercial Mortgage Asset
    Trust
    7.55%, 01/17/10++              440,000          489,460
  Credit-Based Asset
    Servicing and
    Securitization
    3.60%, 08/25/33++              448,268          448,785
  CS First Boston Mortgage
    Securities Corporation
    (15.25%), 04/25/33
      IO(omg)@                     134,296           10,004
    (27.72%), 05/25/33
      IO(omg)@                     142,393           10,140
    (4.52%), 06/25/33
      IO(omg)@                      94,603            6,945
    5.53%, 07/25/33 IO(omg)@     1,019,497          141,290
    25.36%, 07/25/33
      IO++(omg)@                   878,512           10,798
    24.25%, 08/25/33
      IO++(omg)@                   906,006            8,866
    3.64%, 03/25/34++              407,208          407,535
  Federal Home Loan Mortgage
    Corporation
    8.00%, 10/01/07                    925              949
    5.50%, 08/15/14                611,926          614,376
    7.00%, 11/01/14                189,220          198,068
    7.00%, 04/01/15                159,715          167,184
    8.00%, 06/01/15                  8,399            8,658
    7.00%, 12/01/15                112,492          117,754
    6.00%, 04/15/16                397,275          400,439
    8.50%, 06/01/16                 27,776           30,063
    8.50%, 06/01/18                 18,516           20,040
    6.50%, 01/01/20              5,020,033        5,203,266
    10.94%, 04/15/22
      PO(omg)@                      69,541           69,234
    8.00%, 08/01/24                 13,819           14,924
    7.50%, 11/01/29                 41,582           44,550
    7.50%, 12/01/29                 62,404           66,858
    7.50%, 02/01/31                 92,290           98,821
    3.91%, 07/01/31++              198,657          204,097
    5.62%, 08/01/31++              121,482          124,800
    7.50%, 11/01/31                 61,403           65,747
    5.35%, 04/01/32++               70,296           71,066
    4.30%, 03/01/34++               31,295           31,134
    6.50%, 07/01/34              2,195,238        2,273,048
    6.50%, 10/01/34                778,139          808,480
    5.50%, 05/01/35              2,996,398        3,040,135
  Federal Housing
    Administration
    7.43%, 10/01/18++              411,963          407,761
  Federal National Mortgage
    Association
    6.50%, 04/26/06                340,354          348,365
    31.90%, 10/25/08
      IO++(omg)@                   568,550           61,234
    6.50%, 03/25/11                116,761          116,495
    8.00%, 06/01/15                 96,000          102,676
    8.00%, 06/15/15                 74,719           79,915
    8.00%, 07/01/15                150,696          161,176
    8.00%, 09/01/15                140,457          150,225
    6.00%, 10/25/15                425,177          427,262
    6.00%, 05/01/16                366,788          379,355
    6.00%, 07/01/16                 47,929           49,571
    6.00%, 02/01/17                745,558          771,258
    5.00%, 12/01/17                218,701          221,290
    5.50%, 02/01/18                321,387          330,113
    4.50%, 01/01/19                279,960          278,888
    4.50%, 04/01/19                562,322          560,202
    5.50%, 08/01/20 TBA         42,000,000       43,050,001
    3.61%, 08/25/21 IO(omg)@           454            9,578
    1.00%, 10/25/21 IO(omg)@         1,057           19,775
    20.07%, 01/25/22++             392,295          474,324
    3.65%, 03/25/22++              485,130          480,497
    9.50%, 05/01/22                 12,990           14,300
    3.43%, 07/01/22++               67,267           67,831
    6.00%, 01/01/23                275,298          283,670
    9.50%, 07/01/24                 24,995           27,436
    3.65%, 07/01/27++               75,699           77,257
    4.45%, 08/01/27++              281,749          290,170
    3.65%, 11/01/27++              141,365          144,276
    6.50%, 08/01/28 TBA          2,000,000        2,068,124
    6.50%, 12/25/28                161,907          162,628
    6.50%, 12/01/29                470,857          488,988
    7.39%, 02/01/30++              203,648          206,192
    5.94%, 06/01/30++              181,852          188,215
    8.00%, 10/01/30                150,071          161,402
    3.71%, 10/18/30++              128,363          129,287
    5.00%, 12/01/30++               51,463           52,972
    3.65%, 01/01/31++               37,097           37,557
    6.06%, 04/01/31++               82,438           84,841
    6.21%, 05/01/31++               99,589          102,192
    4.46%, 06/01/31++               59,413           61,082
    5.38%, 06/01/31++              107,446          110,458

                       See Notes to Financial Statements.

                                  PAR            VALUE
                              ------------   --------------
    5.52%, 06/01/31++         $     76,906   $       78,923
    6.50%, 12/01/31              1,186,927        1,231,847
    6.00%, 01/01/32                173,983          178,516
    6.00%, 03/01/32                604,684          620,567
    6.50%, 03/01/32                729,479          760,440
    8.00%, 03/01/32                  8,219            8,839
    6.00%, 04/01/32              1,237,294        1,269,314
    3.65%, 06/01/32++               47,546           48,224
    6.50%, 07/01/32 TBA          4,700,000        4,863,034
    3.43%, 08/01/32++               67,015           67,502
    5.50%, 01/01/33             11,449,749       11,620,162
    3.57%, 02/01/33++               73,812           75,356
    3.43%, 05/01/33++              154,711          156,271
    5.50%, 05/01/33             11,502,059       11,669,956
    5.50%, 06/01/33              9,768,299        9,910,888
    4.50%, 08/01/33              3,371,680        3,303,231
    5.50%, 08/01/33              4,911,463        4,983,156
    5.50%, 04/01/34             22,997,708       23,333,410
    6.00%, 07/01/34 TBA          9,600,000        9,840,000
    5.50%, 09/01/34             21,600,941       21,909,072
    4.50%, 10/01/34                371,972          364,342
    4.50%, 11/01/34              1,527,831        1,495,728
    5.50%, 11/01/34             27,542,251       27,935,134
    6.50%, 11/01/34                410,606          425,083
    4.50%, 12/01/34                535,803          524,298
    5.50%, 12/01/34              4,435,131        4,498,397
    4.50%, 02/01/35                557,202          545,238
    5.50%, 02/01/35             38,616,590       39,167,445
    4.50%, 03/01/35              2,150,314        2,104,127
    6.50%, 03/01/35              5,270,348        5,463,463
    4.50%, 04/01/35              1,079,143        1,055,961
    5.50%, 04/01/35              4,868,480        4,938,023
    4.50%, 05/01/35                877,031          858,190
    5.50%, 06/01/35                454,265          460,754
    5.00%, 07/01/35 TBA         12,400,000       12,400,000
    5.50%, 07/01/35 TBA          3,800,000        3,851,064
    5.50%, 07/14/35 TBA         21,100,000       21,383,542
    6.00%, 07/14/35 TBA         15,000,000       15,375,000
    6.00%, 08/01/35 TBA          2,000,000        2,048,124
    3.65%, 11/01/35++               64,079           65,080
    4.29%, 05/01/36++              850,392          865,438
    3.65%, 12/01/37++              295,904          300,576
    3.65%, 01/01/38++              141,842          144,091
    3.75%, 06/01/40++              357,715          361,460
    3.75%, 10/01/40++              918,839          941,522
    3.65%, 11/01/40++              117,867          119,753
  FFCA Secured Lending
    Corporation
    1.00%, 07/18/20 IO
      144A++(omg)@               2,796,133          163,658
  Financial Asset
    Securitization, Inc.
    7.25%, 07/25/27                  2,826            2,826
  First Nationwide Trust
    8.50%, 09/25/31                 33,964           33,879

                                  PAR            VALUE
                              ------------   --------------
  First Union Commercial
    Mortgage Securities,
    Inc.
    7.38%, 04/18/07           $  3,585,917   $    3,719,103
  First Union National Bank
    Commercial Mortgage
    Trust
    7.20%, 09/15/10              1,500,000        1,690,711
  GMAC Commercial Mortgage
    Securities, Inc.
    6.87%, 08/15/07                429,123          448,098
  Government National
    Mortgage Association
    7.00%, 10/15/25                 76,331           81,143
    7.00%, 01/15/26                 54,118           57,469
    7.00%, 07/15/27                367,122          389,494
    7.00%, 12/15/27                  6,600            7,003
    7.00%, 01/15/28                 34,384           36,456
    7.00%, 03/15/28                472,786          501,636
    12.26%, 06/20/28
      IO(omg)@                      35,351              503
    7.00%, 07/15/28                 51,531           54,636
    7.50%, 07/15/28                 16,174           17,349
    6.50%, 08/15/28                 65,170           68,224
    7.00%, 08/15/28                 74,890           79,402
    7.50%, 08/15/28                 53,056           56,914
    6.50%, 09/15/28                255,237          267,197
    7.00%, 10/15/28                 83,050           88,054
    7.50%, 12/15/28                  9,545           10,239
    7.50%, 03/15/29                117,337          125,955
    7.50%, 11/15/29                127,238          136,411
    4.13%, 11/20/29++              322,880          327,479
    8.50%, 08/15/30                 10,552           11,502
    8.50%, 11/20/30                 72,773           79,033
    7.50%, 02/15/31                 11,523           12,348
    6.50%, 08/15/31                438,566          458,399
    7.50%, 08/15/31                216,555          232,067
    6.50%, 10/15/31                753,783          787,981
    6.00%, 11/15/31              1,403,218        1,448,257
    6.50%, 11/15/31                472,547          493,917
    6.00%, 12/15/31                540,051          557,385
    6.00%, 01/15/32                927,132          957,361
    6.00%, 02/15/32              1,138,380        1,174,919
    6.50%, 02/15/32                925,638          967,645
    7.50%, 02/15/32                 47,398           50,793
    22.46%, 02/16/32++             394,002          535,450
    6.00%, 04/15/32                964,447          995,891
    6.50%, 04/15/32                829,289          866,792
    7.50%, 04/15/32                259,822          278,433
    6.50%, 06/15/32              2,680,559        2,802,287
    6.50%, 07/15/32                403,140          421,370
    6.50%, 08/15/32              1,485,095        1,552,254
    6.50%, 09/15/32              1,261,148        1,318,179
    6.00%, 10/15/32              1,050,801        1,084,529
    6.00%, 11/15/32              1,092,291        1,127,488
    6.00%, 12/15/32                515,457          532,002

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  PAR            VALUE
                              ------------   --------------
    6.50%, 12/15/32           $     63,116   $       65,970
    6.00%, 01/15/33                524,020          540,839
    6.00%, 02/15/33                410,596          423,775
    6.50%, 03/15/33                373,029          389,898
    6.50%, 04/15/33              3,174,402        3,317,955
    6.00%, 05/15/33              4,382,046        4,522,697
    6.50%, 05/15/33                323,484          338,112
    6.00%, 06/15/33                436,929          450,953
    5.00%, 08/15/33              1,544,489        1,558,362
    5.00%, 09/15/33              1,674,817        1,689,860
    5.00%, 10/15/33                584,544          589,794
    6.00%, 10/15/33              1,692,274        1,746,591
    6.50%, 10/15/33                677,541          708,180
    6.00%, 12/15/33              1,902,183        1,963,237
    5.00%, 07/01/34 TBA          8,500,000        8,563,750
  GS Mortgage Securities
    Corporation II
    4.68%, 07/01/05              1,300,000        1,315,751
  Impac CMB Trust
    3.77%, 03/25/33++              359,370          359,932
    3.67%, 10/25/34++            1,250,940        1,251,582
  Indymac ARM Trust
    3.93%, 09/28/31++               95,894           95,654
  LB-UBS Commercial Mortgage
    Trust
    4.66%, 07/15/30              1,000,000        1,011,560
    4.74%, 07/15/30                830,000          840,898
    10.07%, 06/15/36 IO
      144A++(omg)@               5,267,422          239,993
  Master Reperforming Loan
    Trust
    7.00%, 08/25/34 144A         1,819,371        1,920,674
  MLCC Mortgage Investors,
    Inc.
    3.73%, 09/25/27 STEP         2,907,417        2,902,175
    3.52%, 03/25/28++              292,223          292,758
  Nomura Asset Securities
    Corporation
    7.07%, 04/13/36                217,247          219,978
    7.12%, 04/13/36              2,000,000        2,043,875
  Residential Asset Mortgage
    Products, Inc.
    1.57%, 07/25/41 144A++       1,225,884        1,228,949
  Residential Asset
    Securitization Trust
    3.76%, 04/25/33++              294,698          294,921
  Sequoia Mortgage Trust
    3.23%, 07/20/33++            1,486,341        1,490,365
    3.66%, 11/20/34 STEP         1,643,856        1,645,772
    3.51%, 02/20/35 STEP           932,096          931,017
    3.36%, 03/20/35 STEP         1,757,267        1,754,479
  Structured Asset
    Securities Corporation
    7.50%, 07/25/16                 71,070           70,911
  Washington Mutual, Inc.
    24.46%, 01/25/08
      IO++(omg)@                 1,092,931           21,153
    22.40%, 05/25/08
      IO(omg)@                   2,330,005           15,473
    22.58%, 06/25/08
      IO++(omg)@                 3,623,687           58,060
    3.58%, 12/25/27 STEP         4,915,490        4,910,691
    4.68%, 02/25/33++              234,130          234,743
    3.90%, 06/25/42++              351,425          354,943
    25.51%, 01/01/49
      IO++(omg)@                 2,828,861           18,443
  Wells Fargo Mortgage-
    Backed Securities Trust
    3.54%, 09/25/34++            2,440,000        2,376,601
                                             --------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $408,405,653)                           409,840,173
                                             --------------
MUNICIPAL BONDS -- 1.1%
  Las Vegas Valley, Nevada
    Water District, Series A
    General Obligation Bond
    (FGIC Insured)
    5.00%, 06/01/32              1,000,000        1,049,760
  Massachusetts State
    Special Obligation,
    Series A Revenue Bond,
    Pre-refunded 06/01/12 @
    100 (FGIC Insured)
    5.00%, 06/01/12              2,945,000        3,238,351
  Massachusetts State Water
    Resources Authority,
    Series J Revenue Bond
    (FSA Insured)
    5.00%, 08/01/32              1,250,000        1,311,363

                                  PAR            VALUE
                              ------------   --------------
  Minnesota State General
    Obligation Bond
    5.00%, 10/01/20           $    200,000   $      215,274
  New York State Urban
    Development Corporation,
    Series A Revenue Bond,
    Pre-refunded 03/15/12 @
    100
    5.13%, 03/15/12              1,500,000        1,670,715
  South Carolina
    Transportation
    Infrastructure Bank,
    Series A Revenue Bond
    (AMBAC Insured)
    5.00%, 10/01/23              2,700,000        2,865,915
  Virginia State Housing
    Development Authority,
    Commonwealth Mortgage,
    Series H Revenue Bond
    (MBIA Insured)
    5.38%, 07/01/36              1,000,000        1,034,330
                                             --------------
TOTAL MUNICIPAL BONDS
  (Cost $10,476,884)                             11,385,708
                                             --------------


                       See Notes to Financial Statements.

                               NUMBER OF
                               CONTRACTS         VALUE
                              ------------   --------------
OPTIONS -- 0.1%
CALL OPTIONS -- 0.0%
  British Pounds
  90-Day LIBOR Futures,
    Strike Price $93.25,
    Expires
    09/21/05                           133                0
                                             --------------
  U.S. Dollars
  10-Year U.S. Treasury Note
    Futures, Strike Price
    $115.00, Expires
      08/26/05                          75           24,609
  10-Year U.S. Treasury Note
    Futures, Strike Price
    $121.00, Expires
      08/26/05                         916           14,313
  30-Year Federal National
    Mortgage Association,
    Strike Price $102.50,
    Expires 08/04/05                 5,000           42,155
  5-Year U.S. Treasury Note
    Futures, Strike Price
    $113.00, Expires
      08/26/05                         845           13,203
                                             --------------
                                                     94,280
                                             --------------
CALL SWAPTIONS -- 0.1%
  3-Month LIBOR, Strike
    Price $5.75, Expires
    04/27/09                           280          466,765
                                             --------------
PUT OPTIONS -- 0.0%
  10-Year U.S. Treasury Note
    Futures, Strike Price
    $103.00, Expires
      08/26/05                         859           13,422
  10-Year U.S. Treasury Note
    Futures, Strike Price
    $104.00, Expires
      08/26/05                         916           14,312
  30-Year Federal National
    Mortgage Association,
    Strike Price $95.03,
    Expires 08/04/05                   570            6,544
  30-Year Federal National
    Mortgage Association,
    Strike Price $96.81,
    Expires 09/07/05                 1,500            4,052
  5-Year U.S. Treasury Note
    Futures, Strike Price
    $103.00, Expires
      08/26/05                         379            5,922
  5-Year U.S. Treasury Note
    Futures, Strike Price
    $103.50, Expires
      08/26/05                         414            6,469
  90-Day Eurodollar Futures,
    Strike Price $93.75,
    Expires 12/19/05                   199            1,244
  90-Day Eurodollar Futures,
    Strike Price $94.00,
    Expires 12/19/05                    45              281
  90-Day Eurodollar Futures,
    Strike Price $94.50,
    Expires 09/19/05                   115              719
  90-Day Eurodollar Futures,
    Strike Price $94.75,
    Expires 09/19/05                   404            5,050
                                             --------------
                                                     58,015
                                             --------------
PUT SWAPTIONS -- 0.0%
  3-Month LIBOR, Strike
    Price $6.25, Expires
    04/27/09                           280           67,804
  30-Year Federal National
    Mortgage Association,
    Strike Price $98.03,
    Expires 07/07/05                 1,580            1,272
                                             --------------
                                                     69,076
                                             --------------
TOTAL OPTIONS
  (Cost $482,261)                                   688,136
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
PREFERRED STOCKS -- 0.2%
  Fannie Mae 7.00%++                15,850          879,180
  General Motors Corporation
    5.25% CONV                      62,550        1,160,928
                                             --------------
TOTAL PREFERRED STOCKS
  (Cost $1,923,686)                               2,040,108
                                             --------------
RIGHTS -- 0.0%
  United Mexican States
    Recovery Rights Series
    D,
    06/30/06*                    1,100,000   $       28,325
  United Mexican States
    Recovery Rights Series
    E,
    06/30/07*                    1,100,000           26,400
                                             --------------
TOTAL RIGHTS
  (Cost $0)                                          54,725
                                             --------------

SHORT-TERM INVESTMENTS -- 34.9%
    AB Funds Trust -- Money
      Market Fund (GS4
      Class)(inf)              121,387,179      121,387,179
    Northern Institutional
      Liquid Assets
      Portfolio sec.           243,699,977      243,699,977
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $365,087,155)                           365,087,156
                                             --------------

                                  PAR
                              ------------
U.S. TREASURY OBLIGATIONS -- 26.0%
  U.S. Treasury Bills
    2.92%, 09/01/05           $     60,000           59,693
    2.93%, 09/01/05++++            180,000          179,078

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  PAR            VALUE
                              ------------   --------------
    2.95%, 09/15/05++++       $    170,000   $      168,927
    2.99%, 09/15/05++++             75,000           74,527
                                             --------------
                                                    482,225
                                             --------------
  U.S. Treasury Bonds
    8.13%, 08/15/19+++           2,200,000        3,118,157
    8.50%, 02/15/20+++           2,000,000        2,934,064
    7.88%, 02/15/21+++           6,700,000        9,486,001
    6.25%, 08/15/23+++          12,500,000       15,581,551
    6.00%, 02/15/26+++           2,500,000        3,081,055
    6.25%, 05/15/30+++           4,490,000        5,849,805
    5.38%, 02/15/31+++           7,680,000        9,064,804
                                             --------------
                                                 49,115,437
                                             --------------
  U.S. Treasury Inflationary
    Index Bonds
    3.38%, 01/15/07+++++++       1,020,000        1,292,720
    4.25%, 01/15/10+++           1,120,000        1,457,862
    0.88%, 04/15/10+++          10,110,000       10,129,698
    1.88%, 07/15/13+++           1,150,000        1,244,605
    2.00%, 07/15/14+++           1,800,000        1,914,986
    2.38%, 01/15/25+++           1,790,000        2,022,994
    3.88%, 04/15/29+++           4,408,000        7,333,655
    3.38%, 04/15/32+++              60,000           73,433
                                             --------------
                                                 25,469,953
                                             --------------
  U.S. Treasury Notes
    3.00%, 12/31/06+++          20,800,000       20,615,566
    3.75%, 03/31/07+++           1,200,000        1,202,203
    3.00%, 02/15/08+++           5,370,000        5,284,628
    3.38%, 02/15/08+++          13,470,000       13,376,343
    3.75%, 05/15/08              1,600,000        1,604,002
    2.63%, 03/15/09+++             480,000          462,657
    4.00%, 06/15/09+++           6,740,000        6,814,774
    3.63%, 07/15/09+++             200,000          199,399
    3.38%, 09/15/09             24,500,000       24,179,418
    3.38%, 10/15/09+++           1,400,000        1,380,751
    3.63%, 01/15/10+++           1,000,000          995,586
    3.63%, 02/15/10+++           8,170,000        8,090,539
    4.00%, 04/15/10+++          23,930,000       24,199,236
    3.88%, 05/15/10+++           2,200,000        2,213,235
    3.88%, 02/15/13+++           7,600,000        7,611,582
    4.25%, 08/15/13+++           7,100,000        7,279,722
    4.00%, 02/15/14+++           3,900,000        3,924,683
    4.25%, 08/15/14+++           1,700,000        1,741,172
    4.00%, 02/15/15+++          34,340,000       34,472,827
    4.13%, 05/15/15+++           3,460,000        3,511,630
                                             --------------
                                                169,159,953
                                             --------------
  U.S. Treasury STRIPS
    4.32%, 11/15/16(omg)           900,000          562,244
    4.35%, 05/15/21(omg)           500,000          252,932
    4.37%, 11/15/21(omg)+++     22,530,000       11,119,366
    4.39%, 11/15/22(omg)         4,500,000        2,116,337
    4.39%, 02/15/23(omg)            90,000           41,942
    4.55%, 08/15/24(omg)+++     23,700,000       10,272,575
    4.53%, 05/15/26(omg)+++      1,500,000          604,740
    4.52%, 11/15/26(omg)         3,600,000        1,420,135
    4.36%, 08/15/27(omg)         4,500,000        1,729,350
                                             --------------
                                                 28,119,621
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $267,173,329)                           272,347,189
                                             --------------
TOTAL INVESTMENTS -- 134.2%
  (Cost $1,389,807,274)                       1,405,233,009
                                             --------------
SECURITIES SOLD SHORT -- (4.8)%
  Federal National Mortgage
    Association
    5.50%, 07/14/35 TBA
    (Cost $(50,460,937))       (50,000,000)     (50,671,900)
                                             --------------

                               NUMBER OF
                               CONTRACTS         VALUE
                              ------------   --------------
WRITTEN OPTIONS -- 0.0%
CALL SWAPTIONS -- 0.0%
    3-Month LIBOR, Strike
      Price $4.00, Expires
      07/03/06                      (1,380)        (171,424)
    3-Month LIBOR, Strike
      Price $4.00, Expires
      09/23/05                      (1,700)         (58,615)
                                             --------------
                                                   (230,039)
                                             --------------
PUT SWAPTIONS -- 0.0%
    3-Month LIBOR, Strike
      Price $6.00, Expires
      07/03/06                      (1,380)         (28,221)
    3-Month LIBOR, Strike
      Price $7.00, Expires
      09/23/05                        (330)              (1)
                                             --------------
                                                    (28,222)
                                             --------------
TOTAL WRITTEN OPTIONS
  (Premiums received $(1,065,532))                 (258,261)
                                             --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (29.4%)                      (307,355,681)
                                             --------------
NET ASSETS -- 100.0%                         $1,046,947,167
                                             ==============

                       See Notes to Financial Statements.

Swap agreements outstanding at June 30, 2005:

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
BRITISH POUNDS
  Receive fixed rate
    payments of 5.00%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(f)      09/15/10         4,100,000   $       194,879
  Receive fixed rate
    payments of 5.00%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(d)      09/15/10         2,500,000           118,829
  Receive fixed rate
    payments of 5.00%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(f)      09/15/15         8,000,000           596,221
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(f)              12/16/19        (9,100,000)         (238,195)
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(d)              06/18/34        (1,200,000)         (119,931)
                                                       ---------------
                                                               551,803
                                                       ---------------
EUROS
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(f)              06/17/12       (10,900,000)       (1,737,597)
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(g)              06/17/12       (19,700,000)       (3,140,428)
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.50%(e)              12/15/31        (7,000,000)       (2,482,995)
  Receive fixed rate
    payments of 6.00%
    and pay variable
    rate payments on
    the six month EBOR
    floating rate(g)      03/15/32         3,000,000           441,732
  Receive fixed rate
    payments of 6.00%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(g)      06/18/34         2,300,000           472,758
                                                       ---------------
                                                            (6,446,530)
                                                       ---------------
U.S. DOLLARS
  Receive fixed rate
    payments of 0.55%
    and pay floating
    par in event of
    default on Russian
    Federation, 5.00%
    due 03/31/30(i)       09/07/05    $      400,000               135

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
  Receive fixed rate
    payments of 0.58%
    and pay floating
    par in event of
    default on Russian
    Federation, 5.00%
    due 03/31/30(c)       06/20/06    $      100,000   $           107
  Receive fixed rate
    payments of 0.61%
    and pay floating
    par in event of
    default on Russian
    Federation, 5.00%
    due 03/31/30(h)       03/20/07         1,300,000               127
  Receive fixed rate
    payments of 0.77%
    and pay floating
    par in event of
    default on Russian
    Federation, 5.00%
    due 03/31/30(g)       05/20/07           100,000               271
  Receive floating par
    in event of default
    on Radioshack
    Corporation, 7.38%
    due 05/15/11 and
    pay fixed rate
    payments of
    0.37%(b)              12/20/08          (300,000)            3,636
  Receive floating par
    in event of default
    on Emerson Electric
    Co., 4.63% due
    10/15/12 and pay
    fixed rate payments
    of 0.22%(c)           12/20/08          (300,000)              148
  Receive floating par
    in event of default
    on Devon Financing
    Corporation, 6.88%
    due 09/30/11 and
    pay fixed rate
    payments of
    0.35%(h)              12/20/08          (500,000)             (486)
  Receive floating par
    in event of default
    on Anadarko
    Petroleum
    Corporation, 5.00%
    due 10/01/12 and
    pay fixed rate
    payments of
    0.27%(h)              12/20/08          (300,000)             (253)
  Receive floating par
    in event of default
    on Carnival
    Corporation, 6.15%
    due 04/15/08 and
    pay fixed rate
    payments of
    0.44%(b)              12/20/08          (300,000)           (2,707)
  Receive floating par
    in event of default
    on Countrywide Home
    Loan, 6.25% due
    04/15/09 and pay
    fixed rate payments
    of 0.42%(c)           12/20/08          (300,000)             (898)

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
  Receive floating par
    in event of default
    on Occidental
    Petroleum, 6.75%
    due 01/15/12 and
    pay fixed rate
    payments of
    0.28%(h)              12/20/08    $     (300,000)  $        (1,324)
  Receive floating par
    in event of default
    on Kroger Co.,
    6.75% due 04/15/12
    and pay fixed rate
    payments of
    0.53%(c)              12/20/08          (300,000)             (417)
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(j)               12/15/10        13,800,000          (133,199)
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(c)               12/15/10        26,200,000          (252,885)
  Receive fixed rate
    payments of 5.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(e)               12/15/15         1,900,000            88,264
  Receive variable rate
    payments on the
    three month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(e)              12/15/25        (1,300,000)          (59,165)
  Receive variable rate
    payments on the
    three month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(d)              12/15/25       (19,300,000)         (870,777)
                                                       ---------------
                                                            (1,229,423)
                                                       ---------------
                                                       $    (7,124,150)
                                                       ===============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Agency Obligations                                  4.9
Asset-Backed Securities                             3.6
Corporate Bonds                                    11.6
Foreign Bonds                                      12.7
Forward Foreign Currency Contracts                 (7.7)
Futures Contracts                                  25.5
Mortgage-Backed Securities                         39.1
Municipal Bonds                                     1.1
Options                                             0.1
Preferred Stocks                                    0.2
Rights                                               --*
Securities Sold Short                              (4.8)
Short-Term Investments                             34.9
Swap Contracts                                     (0.7)
U.S. Treasury Obligations                          26.0
Written Options                                      --*
                                                 ------
                                                  146.5
                                                 ======

---------------
+ Based on net assets.

*  Rounds to less than 0.005%.

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           16.72%        16.43%        16.00%        16.88%          N/A                 N/A
  Since Inception                    10.07%        10.02%        9.64%          9.67%        7.91%(1)           9.18%(1)
  Inception Date                    08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                      BENCHMARK INDEX**
                                                                         ---------                      -----------------
Aug 27 2001                                                               10000.00                           10000.00
                                                                          10097.00                           10111.00
Sep 2001                                                                   9943.00                           10027.00
                                                                          10364.00                           10516.00
                                                                          10281.00                           10202.00
Dec 2001                                                                  10248.00                           10063.00
                                                                          10349.00                           10202.00
                                                                          10439.00                           10300.00
Mar 2002                                                                  10143.00                            9948.00
                                                                          10251.00                           10208.00
                                                                          10390.00                           10286.00
Jun 2002                                                                  10290.00                           10350.00
                                                                          10295.00                           10443.00
                                                                          10680.00                           10927.00
Sep 2002                                                                  10896.00                           11259.00
                                                                          10574.00                           10965.00
                                                                          10777.00                           11066.00
Dec 2002                                                                  11275.00                           11521.00
                                                                          11332.00                           11530.00
                                                                          11646.00                           11868.00
Mar 2003                                                                  11597.00                           11774.00
                                                                          11995.00                           12039.00
                                                                          12579.00                           12691.00
Jun 2003                                                                  12503.00                           12515.00
                                                                          11590.00                           11432.00
                                                                          11768.00                           11671.00
Sep 2003                                                                  12394.00                           12285.00
                                                                          12193.00                           12013.00
                                                                          12393.00                           12099.00
Dec 2003                                                                  12537.00                           12266.00
                                                                          12712.00                           12477.00
                                                                          12948.00                           12711.00
Mar 2004                                                                  13087.00                           12885.00
                                                                          12390.00                           12198.00
                                                                          12289.00                           12108.00
Jun 2004                                                                  12395.00                           12203.00
                                                                          12608.00                           12431.00
                                                                          13077.00                           12902.00
Sep 2004                                                                  13248.00                           13033.00
                                                                          13468.00                           13239.00
                                                                          13276.00                           13001.00
Dec 2004                                                                  13586.00                           13328.00
                                                                          13846.00                           13668.00
                                                                          13744.00                           13527.00
Mar 2005                                                                  13562.00                           13323.00
                                                                          13905.00                           13694.00
                                                                          14210.00                           14050.00
Jun 2005                                                                  14433.00                           14263.00

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Lehman Brothers Long-Term Government Bond Index and the Lehman Brothers Long-Term Credit Bond Index.

The Lehman Brothers Long-Term Government Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of 10 years or greater.

The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
---------------
(1) Non-annualized.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                       PAR             VALUE
-------------                  --------------   -------------
AGENCY OBLIGATIONS -- 2.3%
  Federal National Mortgage
    Association
    6.54%, 10/29/07(Z)(omg)     $  4,815,000    $   2,885,389
    5.25%, 01/15/09+++               250,000          261,078
    2.29%, 02/19/09(G)             2,500,000        1,487,443
    5.50%, 03/15/11+++             6,000,000        6,443,796
                                                -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $10,848,472)                               11,077,706
                                                -------------
ASSET-BACKED SECURITIES -- 0.4%
  Community Program Loan
    Trust
    4.50%, 04/01/29
    (Cost $1,661,325)              1,950,000        1,868,883
                                                -------------
CORPORATE BONDS -- 15.3%
  Agilysys, Inc.
    9.50%, 08/01/06                  500,000          520,049
  AK Steel Corporation
    7.75%, 06/15/12+++               250,000          212,500
  American Airlines, Inc.
    6.98%, 04/01/11+++                59,889           61,909
    8.61%, 10/01/11+++               850,000          797,512
  Arrow Electronics, Inc.
    6.88%, 07/01/13+++               250,000          275,281
  ASIF Global Financing XXVII
    2.38%, 02/26/09 144A(G)        6,700,000        3,981,962
  Atlas Air, Inc.
    7.20%, 01/02/19+++               424,482          425,440
  Barclays Financial LLC
    4.16%, 02/22/10(T)@           25,000,000          604,658
    4.10%, 03/22/10(T)@           30,000,000          723,339
  Bausch & Lomb, Inc.
    7.13%, 08/01/28+++             1,500,000        1,689,942
  Borden, Inc.
    7.88%, 02/15/23                1,200,000          966,000
  Chesapeake Energy
    Corporation
    6.88%, 01/15/16                  975,000        1,021,313
  CIT Group, Inc.
    5.50%, 12/01/14(U)+++            600,000        1,104,566
  Comcast Corporation
    5.50%, 03/15/11+++               500,000          522,299
  Commonwealth Edison Co.
    4.75%, 12/01/11                  470,000          463,803
  Constellation Energy Group,
    Inc.
    4.55%, 06/15/15                  750,000          725,559
  Continental Airlines, Inc.
    6.65%, 09/15/19                2,279,227        2,250,509
    6.70%, 06/15/21                  403,287          393,976
  Corning, Inc.
    6.20%, 03/15/16                  230,000          241,288
  Cox Communications, Inc.
    6.75%, 03/15/11                  250,000          272,536

                                    PAR             VALUE
                               --------------   -------------
  Cummins, Inc.
    7.13%, 03/01/28             $    425,000    $     430,313
  Dana Corporation
    6.50%, 03/01/09+++               250,000          246,593
  Delphi Corporation
    7.13%, 05/01/29+++             2,500,000        1,737,500
  Devon Energy Corporation
    4.95%, 08/15/08 CONV             963,000        1,086,986
  Dillard's, Inc.
    7.75%, 07/15/26                  890,000          878,875
    7.00%, 12/01/28                  500,000          465,000
  El Paso Corporation
    7.00%, 05/15/11+++               400,000          401,000
  EOP Operating LP
    7.25%, 06/15/28                  500,000          584,592
  First Industrial LP
    7.60%, 07/15/28                1,000,000        1,173,678
  Foot Locker, Inc.
    8.50%, 01/15/22                1,000,000        1,102,500
  Ford Motor Co.
    6.63%, 10/01/28                1,500,000        1,179,726
    6.38%, 02/01/29                1,500,000        1,159,593
  General Motors Acceptance
    Corporation
    6.88%, 08/28/12                  250,000          229,167
  Georgia-Pacific Corporation
    7.75%, 11/15/29+++             2,950,000        3,329,812
  HCA, Inc.
    6.30%, 10/01/12                1,500,000        1,543,476
    7.58%, 09/15/25                1,000,000        1,059,354
    7.05%, 12/01/27                  500,000          504,190
  Health Care Property
    Investors, Inc.
    6.00%, 03/01/15+++             1,500,000        1,593,347
  Highwoods Properties, Inc.
    7.50%, 04/15/18                1,500,000        1,683,332
  HSBC Bank USA NA
    3.31%, 08/25/10 144A@            700,000          703,920
  IMC Global, Inc.
    7.38%, 08/01/18                  500,000          502,500
    7.30%, 01/15/28                  690,000          669,300
  International Paper Co.
    6.88%, 11/01/23                  300,000          338,435
  iStar Financial, Inc.
    5.70%, 03/01/14+++             1,171,000        1,188,045
  Kinder Morgan, Inc.
    7.25%, 03/01/28+++               500,000          594,694
  MidAmerican Energy Holdings
    Co.
    5.88%, 10/01/12                1,000,000        1,063,785
  Motorola, Inc.
    5.80%, 10/15/08                  500,000          522,383
    7.63%, 11/15/10                  500,000          572,752
    6.50%, 11/15/28+++               500,000          555,122
  NiSource Finance
    Corporation
    6.15%, 03/01/13                1,000,000        1,082,303

                       See Notes to Financial Statements.

                                    PAR             VALUE
                               --------------   -------------
  Northern Telecom Capital
    7.88%, 06/15/26             $    450,000    $     452,250
  Pemex Project Funding
    Master Trust
    8.63%, 02/01/22+++             1,000,000        1,235,000
    8.63%, 12/01/23 144A           1,000,000        1,220,000
  Pioneer Natural Resources
    Co.
    7.20%, 01/15/28                2,500,000        2,694,564
  Preston Corporation
    7.00%, 05/01/11 CONV             250,000          236,250
  Pulte Homes, Inc.
    7.30%, 10/24/05                1,000,000        1,008,385
    7.88%, 06/15/32                1,500,000        1,810,351
    6.38%, 05/15/33+++             1,000,000        1,031,082
  Qwest Corporation
    7.25%, 09/15/25                1,000,000          940,000
    6.88%, 09/15/33+++             2,250,000        1,960,312
  Raytheon Co.
    6.40%, 12/15/18                2,600,000        2,960,362
    7.20%, 08/15/27                  250,000          313,118
    7.00%, 11/01/28                  750,000          921,774
  Southern Natural Gas Co.
    7.35%, 02/15/31                1,750,000        1,870,369
  Sprint Capital Corporation
    6.88%, 11/15/28                3,450,000        3,972,433
  Swift Energy Co.
    7.63%, 07/15/11                  150,000          156,750
  Tennessee Gas Pipeline Co.
    7.00%, 10/15/28+++               750,000          769,368
  Union Pacific Resources
    Group
    7.15%, 05/15/28                  250,000          303,835
  Weyerhaeuser Co.
    7.13%, 07/15/23                  500,000          561,119
    7.38%, 03/15/32                  250,000          295,733
  Williams Cos., Inc.
    7.50%, 01/15/31+++             1,250,000        1,359,375
  Xerox Capital Trust I
    8.00%, 02/01/27+++             1,500,000        1,560,000
                                                -------------
TOTAL CORPORATE BONDS
  (Cost $66,093,331)                               73,069,144
                                                -------------
FOREIGN BONDS -- 9.3%
BRAZIL -- 1.0%
  Federal Republic of Brazil
    8.25%, 01/20/34+++             4,750,000        4,657,375
                                                -------------
CANADA -- 4.4%
  British Columbia Generic
    Residual
    4.21%, 06/09/14
      STRIP(C)(omg)               11,500,000        6,500,899
  Canada Generic Residual
    4.44%, 06/01/25
      STRIP(C)(omg)                4,110,000        1,395,360

                                    PAR             VALUE
                               --------------   -------------
  Canadian Government
    4.50%, 09/01/07(C)          $  5,075,000    $   4,283,595
  Macmillan Bloedel, Ltd.
    7.70%, 02/15/26                  500,000          600,126
  Ontario Generic Residual
    4.92%, 07/13/22
      STRIP(C)(omg)                3,900,000        1,411,251
    4.94%, 03/08/29
      STRIP(C)(omg)                7,000,000        1,818,559
  Saskatchewan Residual
    4.28%, 04/10/14
      STRIP(C)(omg)                7,500,000        4,180,951
    4.89%, 02/04/22
      STRIP(C)(omg)                3,000,000        1,121,694
                                                -------------
                                                   21,312,435
                                                -------------
CAYMAN ISLANDS -- 0.2%
  Enersis SA
    7.40%, 12/01/16+++               625,000          681,125
  Vale Overseas, Ltd.
    8.25%, 01/17/34                  100,000          110,500
                                                -------------
                                                      791,625
                                                -------------
MALAYSIA -- 0.1%
  Telekom Malaysia BHD
    7.88%, 08/01/25 144A             225,000          290,779
                                                -------------
MEXICO -- 0.6%
  Mexican Bonos
    9.00%, 12/20/12(M)            30,000,000        2,749,268
                                                -------------
PHILIPPINES -- 0.2%
  Philippine Long Distance
    Telephone Co.
    8.35%, 03/06/17                  500,000          507,500
  Quezon Power (Philippines),
    Ltd.
    8.86%, 06/15/17                  450,000          435,825
                                                -------------
                                                      943,325
                                                -------------
SUPRANATIONAL -- 2.0%
  Inter-American Development
    Bank
    15.17%, 05/11/09(B)(omg)@      7,500,000        1,822,805
  International Bank for
    Reconstruction &
    Development
    6.50%, 08/20/07(Z)(omg)       13,625,000        8,295,704
                                                -------------
                                                   10,118,509
                                                -------------
SWEDEN -- 0.6%
  Swedish Government
    6.50%, 05/05/08(K)            19,640,000        2,825,630
                                                -------------
VENEZUELA -- 0.2%
  Cerro Negro Finance, Ltd.
    7.90%, 12/01/20 144A             500,000          460,000

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    PAR             VALUE
                               --------------   -------------
  Petrozuata Finance, Inc.
    8.37%, 10/01/22 144A        $    450,000    $     357,750
                                                -------------
                                                      817,750
                                                -------------
TOTAL FOREIGN BONDS
  (Cost $36,414,980)                               44,506,696
                                                -------------
MORTGAGE-BACKED SECURITIES -- 0.4%
  Federal Home Loan Mortgage
    Corporation
    5.00%, 12/01/31                  262,724          263,337
  Federal National Mortgage
    Association
    5.00%, 07/25/23                1,657,564        1,665,643
                                                -------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $1,718,380)                                 1,928,980
                                                -------------
MUNICIPAL BONDS -- 12.3%
  Chicago, Illinois Board of
    Education, General
    Obligation Bond (FGIC
    Insured)
    4.68%, 12/01/22(omg)          10,700,000        4,932,271
    4.69%, 12/01/23(omg)           5,130,000        2,237,501
  Chicago, Illinois
    Wastewater Transmission,
    Series A Revenue Bond
    (MBIA Insured)
    4.57%, 01/01/22(omg)           5,000,000        2,381,500
  Clark County, Washington
    School District, Series C
    General Obligation Bond
    (FGIC SCH BD GTY Insured)
    4.45%, 12/01/19(omg)           3,600,000        1,917,972
  Clovis, California Unified
    School District, Series A
    General Obligation Bond
    (FGIC Insured)
    4.76%, 08/01/25(omg)           9,775,000        3,878,036
  Cook County, Illinois
    Community Consolidated
    School District, General
    Obligation Bond (FGIC
    Insured)
    4.45%, 12/01/19(omg)           1,890,000        1,014,042
  Coppell, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured)
    4.67%, 08/15/23(omg)           2,195,000          963,320
  De Soto, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured)
    4.37%, 08/15/18(omg)           2,275,000        1,294,179
    4.43%, 08/15/19(omg)           2,590,000        1,399,688

                                    PAR             VALUE
                               --------------   -------------
  Galveston County, Texas,
    General Obligation Bond
    (FGIC Insured)
    4.78%, 02/01/26(omg)        $  2,500,000    $     955,700
  Granbury, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured)
    4.49%, 08/01/20(omg)           1,000,000          513,660
  Houston, Texas Water &
    Sewer System, Series JR-A
    Revenue Bond (FSA
    Insured)
    4.73%, 12/01/24(omg)           2,810,000        1,162,722
    4.57%, 12/01/24(omg)           7,190,000        3,078,470
  Indianapolis, Indiana Local
    Public Improvement Bond
    Bank, Series E Revenue
    Bond (AMBAC Insured)
    4.63%, 02/01/22(omg)           2,550,000        1,229,789
  Massachusetts Bay
    Transportation Authority,
    Massachusetts, Series A
    Revenue Bond
    4.04%, 07/01/25(omg)           6,000,000        6,749,340
  McKeesport, Pennsylvania
    Area School District,
    Series C General
    Obligation Bond (AMBAC
    Insured)
    4.80%, 10/01/26(omg)           2,090,000          776,059
  Metropolitan Pier &
    Exposition Authority,
    Illinois Dedicated State
    Tax, Series A Revenue
    Bond (MBIA Insured)
    4.66%, 12/15/22(omg)          16,225,000        7,555,820
  Rocklin, California Unified
    School District, General
    Obligation Bond (FGIC
    Insured)
    4.72%, 08/01/24(omg)           2,375,000          994,033
  San Jose, California
    Unified School District,
    Santa Clara County,
    Series A General
    Obligation Bond (FGIC
    Insured)
    4.37%, 08/01/18(omg)           2,055,000        1,181,522
  San Mateo, California
    Unified High School
    District, Series C
    General Obligation Bond
    (FGIC Insured)
    4.87%, 09/01/28(omg)           4,000,000        1,339,920

                       See Notes to Financial Statements.

                                    PAR             VALUE
                               --------------   -------------
  Union Elementary School
    District, California,
    Series A General
    Obligation Bond (FGIC
    Insured)
    4.43%, 09/01/19(omg)        $  1,750,000    $     953,085
  Washington State, Motor
    Vehicle Fuel Tax, Series
    03-C General Obligation
    Bond (MBIA Insured)
    4.66%, 06/01/23(omg)          10,000,000        4,383,700
  Will County, Illinois
    Community United School
    District No. 365, General
    Obligation Bond (FSA
    Insured)
    4.68%, 11/01/23(omg)          17,825,000        7,734,267
                                                -------------
TOTAL MUNICIPAL BONDS
  (Cost $52,147,737)                               58,626,596
                                                -------------
                                   SHARES
                               --------------
PREFERRED STOCKS -- 0.1%
  Travelers Property Casualty
    Corporation
    4.50%, 04/15/32 CONV
    (Cost $535,738)                   24,400          546,072
                                                -------------
SHORT-TERM INVESTMENTS -- 33.1%
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                   12,387,237       12,387,237
  Northern Institutional
    Liquid Assets Portfolio
    sec.                         144,808,211      144,808,211
                                                -------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $157,195,448)                             157,195,448
                                                -------------

                                    PAR             VALUE
                               --------------   -------------
U.S. TREASURY OBLIGATIONS -- 59.8%
  U.S. Treasury Bonds
    7.25%, 05/15/16+++          $ 35,165,000    $  45,040,070
    8.00%, 11/15/21+++           110,262,000      158,910,807
    6.38%, 08/15/27+++            21,500,000       27,881,974
    5.50%, 08/15/28+++            43,775,000       51,563,886
                                                -------------
                                                  283,396,737
                                                -------------
  U.S. Treasury Notes
    3.00%, 02/15/08+++               505,000          496,972
    2.63%, 05/15/08+++               495,000          481,175
                                                -------------
                                                      978,147
                                                -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $265,787,450)                             284,374,884
                                                -------------
TOTAL INVESTMENTS -- 133.0%
  (Cost $592,402,861)                             633,194,409

LIABILITIES IN EXCESS
OF OTHER ASSETS -- (33.0%)                       (157,120,415)
                                                -------------
NET ASSETS -- 100.0%                            $ 476,073,994
                                                =============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Agency Obligations                                  2.3
Asset-Backed Securities                             0.4
Corporate Bonds                                    15.3
Foreign Bonds                                       9.3
Mortgage-Backed Securities                          0.4
Municipal Bonds                                    12.3
Preferred Stocks                                    0.1
Short-Term Investments                             33.1
U.S. Treasury Obligations                          59.8
                                                 ------
                                                  133.0
                                                 ======

---------------

+ Based on net assets.

                       See Notes to Financial Statements.

EQUITY INDEX FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                            6.13%         6.01%         5.96%         6.31%            N/A                N/A
  Since Inception                     1.44%         1.50%         1.41%         1.86%       2.98%(1)           3.35%(1)
  Inception Date                   08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                      S&P 500(R) INDEX**
                                                                         ---------                      ------------------
Aug 27 2001                                                                10000                              10000
                                                                            9585                               9570
Sep 2001                                                                    8817                               8796
                                                                            8985                               8964
                                                                            9666                               9652
Dec 2001                                                                    9745                               9736
                                                                            9589                               9594
                                                                            9378                               9409
Mar 2002                                                                    9726                               9764
                                                                            9116                               9171
                                                                            9041                               9104
Jun 2002                                                                    8428                               8456
                                                                            7757                               7796
                                                                            7801                               7847
Sep 2002                                                                    6955                               6994
                                                                            7569                               7610
                                                                            8046                               8057
Dec 2002                                                                    7543                               7585
                                                                            7347                               7386
                                                                            7240                               7275
Mar 2003                                                                    7322                               7347
                                                                            7916                               7952
                                                                            8321                               8372
Jun 2003                                                                    8415                               8478
                                                                            8574                               8628
                                                                            8739                               8796
Sep 2003                                                                    8643                               8703
                                                                            9126                               9195
                                                                            9190                               9276
Dec 2003                                                                    9658                               9762
                                                                            9843                               9942
                                                                            9971                              10080
Mar 2004                                                                    9817                               9928
                                                                            9664                               9771
                                                                            9811                               9906
Jun 2004                                                                    9990                              10098
                                                                            9670                               9764
                                                                            9708                               9803
Sep 2004                                                                    9817                               9909
                                                                            9952                              10061
                                                                           10339                              10468
Dec 2004                                                                   10681                              10823
                                                                           10409                              10559
                                                                           10629                              10781
Mar 2005                                                                   10441                              10590
                                                                           10246                              10390
                                                                           10564                              10720
Jun 2005                                                                   10590                              10735

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the S&P 500(R) Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The S&P 500(R) Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500(R) Index includes 500 of the largest stocks (in terms of market value) in the United States.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
---------------
(1) Non-annualized.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                       SHARES        VALUE
-------------                     ----------   ------------
COMMON STOCKS -- 97.3%
AUTO & TRANSPORTATION -- 2.3%
  Burlington Northern Santa Fe
    Corporation                       16,400   $    772,112
  Cooper Tire & Rubber Co.+++          3,100         57,567
  CSX Corporation                      9,000        383,940
  Dana Corporation                     6,200         93,062
  Delphi Corporation+++               23,400        108,810
  Delta Air Lines, Inc.*+++            6,600         24,816
  FedEx Corporation                   12,500      1,012,625
  Ford Motor Co.+++                   76,527        783,636
  General Motors Corporation+++       24,100        819,400
  Genuine Parts Co.                    7,300        299,957
  Goodyear Tire & Rubber Co.
    (The)*+++                          7,500        111,750
  Harley-Davidson, Inc.+++            12,800        634,880
  Navistar International
    Corporation*                       2,900         92,800
  Norfolk Southern Corporation        16,400        507,744
  PACCAR, Inc.                         7,275        494,700
  Southwest Airlines Co.              31,200        434,616
  Union Pacific Corporation           11,100        719,280
  United Parcel Service, Inc.
    Class B                           47,900      3,312,764
  Visteon Corporation                  5,418         32,671
                                               ------------
                                                 10,697,130
                                               ------------
CONSUMER DISCRETIONARY -- 12.0%
  Alberto-Culver Co.                   3,750        162,488
  Allied Waste Industries,
    Inc.*+++                          12,600         99,918
  Apollo Group, Inc. Class A*          7,021        549,183
  AutoNation, Inc.*+++                10,900        223,668
  AutoZone, Inc.*+++                   3,100        286,626
  Avon Products, Inc.                 19,700        745,645
  Bed Bath & Beyond, Inc.*            12,600        526,428
  Best Buy Co., Inc.                  12,950        887,723
  Big Lots, Inc.*+++                   4,800         63,552
  Black & Decker Corporation           3,300        296,505
  Carnival Corporation                22,800      1,243,740
  Cendant Corporation                 43,900        982,043
  Cintas Corporation+++                6,900        266,340
  Circuit City Stores, Inc.+++         8,300        143,507
  Clear Channel Communications,
    Inc.                              22,400        692,832
  Coach, Inc.*                        15,800        530,406
  Convergys Corporation*               6,000         85,320
  Costco Wholesale Corporation        19,600        878,472
  Darden Restaurants, Inc.             6,250        206,125
  Dillard's, Inc. Class A              3,500         81,970
  Dollar General Corporation+++       13,600        276,896
  Donnelley (R.R.) & Sons Co.          9,100        314,041
  Eastman Kodak Co.+++                12,000        322,200
  eBay, Inc.*                         51,600      1,703,316
  Electronic Arts, Inc.*              13,300        752,913
  Family Dollar Stores, Inc.+++        7,000        182,700
  Federated Department Stores,
    Inc.+++                            7,100        520,288

                                    SHARES        VALUE
                                  ----------   ------------
  Fisher Scientific
    International, Inc.*               4,800   $    311,520
  Gannett Co., Inc.                   10,700        761,091
  Gap, Inc. (The)                     34,000        671,500
  Gillette Co. (The)                  42,400      2,146,712
  Hasbro, Inc.                         7,400        153,846
  Hilton Hotels Corporation           16,100        383,985
  Home Depot, Inc. (The)              92,950      3,615,755
  International Flavors &
    Fragrances, Inc.                   3,900        141,258
  Interpublic Group Cos.,
    Inc.*+++                          17,500        213,150
  Jones Apparel Group, Inc.+++         5,100        158,304
  Kimberly-Clark Corporation          20,700      1,295,613
  Knight-Ridder, Inc.+++               3,200        196,288
  Kohl's Corporation*                 13,800        771,558
  Leggett & Platt, Inc.                8,000        212,640
  Limited Brands                      16,300        349,146
  Liz Claiborne, Inc.                  4,608        183,214
  Lowe's Cos., Inc.                   32,500      1,892,150
  Marriott International, Inc.
    Class A                            8,600        586,692
  Mattel, Inc.                        17,400        318,420
  May Department Stores Co.
    (The)                             12,700        510,032
  Maytag Corporation+++                3,300         51,678
  McDonald's Corporation              54,200      1,504,050
  McGraw-Hill Co., Inc. (The)         15,800        699,150
  Meredith Corporation                 2,100        103,026
  Monster Worldwide, Inc.*+++          5,200        149,136
  New York Times Co. Class A+++        6,000        186,900
  Newell Rubbermaid, Inc.+++          11,500        274,160
  Nike, Inc. Class B                   9,800        848,680
  Nordstrom, Inc.                      5,400        367,038
  Office Depot, Inc.*                 13,100        299,204
  OfficeMax, Inc.                      3,700        110,149
  Omnicom Group, Inc.                  8,100        646,866
  Penney (JC) Co., Inc.               11,900        625,702
  RadioShack Corporation+++            6,700        155,239
  Reebok International, Ltd.           2,400        100,392
  Robert Half International,
    Inc.                               7,200        179,784
  Sabre Holdings Corporation+++        5,800        115,710
  Sears Holdings Corporation*          4,189        627,805
  Snap-On, Inc.+++                     2,400         82,320
  Stanley Works (The)                  3,400        154,836
  Staples, Inc.                       31,200        665,184
  Starbucks Corporation*              16,700        862,722
  Starwood Hotels & Resorts
    Worldwide, Inc.                    8,800        515,416
  Target Corporation                  37,700      2,051,257
  Tiffany & Co.+++                     6,100        199,836
  Time Warner, Inc.*                 194,400      3,248,424
  TJX Cos., Inc.+++                   20,300        494,305
  Toys "R" Us, Inc.*                   9,100        240,968
  Tribune Co.                         12,600        443,268
  Univision Communications, Inc.
    Class A*+++                       12,400        341,620

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  VF Corporation                       4,200   $    240,324
  Wal-Mart Stores, Inc.              144,000      6,940,799
  Waste Management, Inc.              23,900        677,326
  Wendy's International, Inc.          4,800        228,720
  Whirlpool Corporation                3,000        210,330
  Yahoo!, Inc.*                       55,200      1,912,680
  Yum! Brands, Inc.                   12,100        630,168
                                               ------------
                                                 55,082,891
                                               ------------
CONSUMER STAPLES -- 5.6%
  Albertson's, Inc.+++                16,400        339,152
  Campbell Soup Co.+++                14,600        449,242
  Clorox Co.                           6,400        356,608
  Coca-Cola Co. (The)                 95,900      4,003,825
  Coca-Cola Enterprises, Inc.         15,100        332,351
  Colgate-Palmolive Co.               22,100      1,103,011
  ConAgra Foods, Inc.                 21,500        497,940
  CVS Corporation                     33,200        965,124
  General Mills, Inc.                 15,200        711,208
  Heinz (H.J.) Co.                    14,700        520,674
  Hershey Co. (The)                    9,300        577,530
  Kellogg Co.                         14,900        662,156
  Kroger Co.*                         31,000        589,930
  McCormick & Co., Inc.                5,700        186,276
  Pepsi Bottling Group, Inc.           9,400        268,934
  PepsiCo, Inc.                       70,840      3,820,401
  Procter & Gamble Co.               107,100      5,649,525
  Safeway, Inc.                       18,700        422,433
  Sara Lee Corporation                33,000        653,730
  SUPERVALU, Inc.                      5,600        182,616
  SYSCO Corporation                   26,700        966,273
  Walgreen Co.                        43,000      1,977,570
  Wrigley (W.M.), Jr. Co.              8,500        585,140
                                               ------------
                                                 25,821,649
                                               ------------
FINANCIAL SERVICES -- 21.7%
  ACE, Ltd.                           11,800        529,230
  AFLAC, Inc.                         21,100        913,208
  Allstate Corporation (The)          28,952      1,729,882
  AMBAC Financial Group, Inc.          4,500        313,920
  American Express Co.                49,600      2,640,208
  American International Group,
    Inc.                             110,192      6,402,155
  AmSouth Bancorporation              14,700        382,200
  AON Corporation+++                  13,200        330,528
  Apartment Investment &
    Management Co. Class A
    REIT                               3,900        159,588
  Archstone-Smith Trust REIT           7,700        297,374
  Automatic Data Processing,
    Inc.                              24,300      1,019,871
  Bank of America Corporation        172,640      7,874,111
  Bank of New York Co., Inc.
    (The)                             32,500        935,350
  BB&T Corporation+++                 23,500        939,295
  Bear Stearns Cos., Inc. (The)        4,710        489,557
  Block (H&R), Inc.                    6,900        402,615

                                    SHARES        VALUE
                                  ----------   ------------
  Capital One Financial
    Corporation                       10,300   $    824,103
  Chubb Corporation                    8,000        684,880
  CIGNA Corporation                    5,600        599,368
  Cincinnati Financial
    Corporation                        7,386        292,190
  CIT Group, Inc.                      8,800        378,136
  Citigroup, Inc.                    221,130     10,222,841
  Comerica, Inc.                       7,200        416,160
  Compass Bancshares, Inc.             4,700        211,500
  Countrywide Financial
    Corporation                       24,208        934,671
  Dow Jones & Co., Inc.+++             3,254        115,354
  E*TRADE Financial Corporation*      15,300        214,047
  Equifax, Inc.+++                     5,700        203,547
  Equity Office Properties Trust
    REIT+++                           18,200        602,420
  Equity Residential Properties
    Trust REIT                        11,900        438,158
  Fannie Mae                          41,200      2,406,080
  Federated Investors, Inc.
    Class B                            4,500        135,045
  Fifth Third Bancorp+++              21,994        906,373
  First Data Corporation              34,617      1,389,526
  First Horizon National
    Corporation+++                     5,200        219,440
  Fiserv, Inc.*                        8,200        352,190
  Franklin Resources, Inc.             8,500        654,330
  Freddie Mac                         29,500      1,924,285
  Golden West Financial
    Corporation                       12,300        791,874
  Goldman Sachs Group, Inc.           18,900      1,928,178
  Hartford Financial Services
    Group, Inc.+++                    12,600        942,228
  Huntington Bancshares, Inc.          9,600        231,744
  Janus Capital Group, Inc.+++        10,000        150,400
  Jefferson-Pilot Corporation          5,700        287,394
  JPMorgan Chase & Co.               150,530      5,316,720
  KeyCorp                             17,200        570,180
  Lehman Brothers Holdings,
    Inc.                              11,500      1,141,720
  Lincoln National Corporation         7,300        342,516
  Loews Corporation                    7,100        550,250
  M & T Bank Corporation               4,500        473,220
  Marsh & McLennan Cos., Inc.         22,800        631,560
  Marshall & Ilsley
    Corporation+++                     9,300        413,385
  MBIA, Inc.+++                        5,900        349,929
  MBNA Corporation                    53,550      1,400,868
  Mellon Financial Corporation        17,800        510,682
  Merrill Lynch & Co., Inc.           39,180      2,155,292
  MetLife, Inc.                       31,100      1,397,634
  MGIC Investment Corporation          4,100        267,402
  Moody's Corporation                 11,800        530,528
  Morgan Stanley                      47,100      2,471,337
  National City Corporation           26,100        890,532
  North Fork Bancorporation,
    Inc.                              19,650        551,969
  Northern Trust Corporation           9,200        419,428
  Paychex, Inc.                       15,100        491,354

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Plum Creek Timber Co., Inc.
    REIT+++                            7,700   $    279,510
  PNC Financial Services Group,
    Inc.                              11,800        642,628
  Principal Financial Group           12,900        540,510
  Progressive Corporation (The)        8,399        829,905
  Prologis Trust REIT                  7,600        305,824
  Providian Financial
    Corporation*+++                   12,200        215,086
  Prudential Financial, Inc.          22,500      1,477,350
  Regions Financial Corporation       19,308        654,155
  Ryder System, Inc.+++                2,700         98,820
  Safeco Corporation                   5,300        288,002
  Schwab (Charles) Corporation
    (The)                             49,050        553,284
  Simon Property Group, Inc.
    REIT+++                            9,800        710,402
  SLM Corporation                     18,400        934,720
  Sovereign Bancorp, Inc.             14,900        332,866
  St. Paul Travelers Cos., Inc.       28,856      1,140,678
  State Street Corporation            14,000        675,500
  Sungard Data Systems, Inc.*         12,100        425,557
  SunTrust Banks, Inc.                14,300      1,033,032
  Synovus Financial Corporation       12,700        364,109
  T Rowe Price Group, Inc.             5,300        331,780
  Torchmark Corporation                4,600        240,120
  UnumProvident Corporation+++        12,400        227,168
  US Bancorp                          78,100      2,280,520
  Wachovia Corporation                66,982      3,322,307
  Washington Mutual, Inc.+++          37,200      1,513,668
  Wells Fargo & Co.                   71,630      4,410,975
  XL Capital, Ltd. Class A             6,000        446,520
  Zions Bancorporation+++              3,700        272,061
                                               ------------
                                                 99,239,117
                                               ------------
HEALTHCARE -- 13.1%
  Abbott Laboratories                 66,600      3,264,066
  Aetna, Inc.                         12,500      1,035,250
  Allergan, Inc.                       5,500        468,820
  AmerisourceBergen
    Corporation+++                     4,672        323,069
  Amgen, Inc.*                        53,028      3,206,073
  Bard (C.R.), Inc.                    4,400        292,644
  Bausch & Lomb, Inc.+++               2,200        182,600
  Baxter International, Inc.          25,800        957,180
  Becton Dickinson & Co.              10,600        556,182
  Biogen Idec, Inc.*                  14,430        497,114
  Biomet, Inc.                        10,600        367,184
  Boston Scientific Corporation*      32,700        882,900
  Bristol-Myers Squibb Co.            82,200      2,053,356
  Cardinal Health, Inc.               18,200      1,047,956
  Caremark Rx, Inc.*                  19,100        850,332
  Chiron Corporation*+++               6,200        216,318
  Eli Lilly & Co.                     47,800      2,662,938
  Express Scripts, Inc.*               6,400        319,872
  Forest Laboratories, Inc.*+++       15,300        594,405
  Genzyme Corporation*                10,300        618,927
  Gilead Sciences, Inc.*              18,400        809,416

                                    SHARES        VALUE
                                  ----------   ------------
  Guidant Corporation                 13,400   $    901,820
  HCA, Inc.+++                        17,700      1,003,059
  Health Management Associates,
    Inc. Class A+++                   10,200        267,036
  Hospira, Inc*                        6,550        255,450
  Humana, Inc.*                        6,800        270,232
  IMS Health, Inc.                     9,800        242,746
  Johnson & Johnson                  126,290      8,208,850
  King Pharmaceuticals, Inc.*         10,100        105,242
  Laboratory Corporation of
    America Holdings*                  5,900        294,410
  Manor Care, Inc.                     3,700        147,001
  McKesson Corporation                12,200        546,438
  Medco Health Solutions,
    Inc.*+++                          11,376        607,023
  Medimmune, Inc.*                    10,400        277,888
  Medtronic, Inc.                     51,800      2,682,722
  Merck & Co., Inc.                   94,100      2,898,280
  Millipore Corporation*               2,100        119,133
  Mylan Laboratories, Inc.            11,200        215,488
  Pfizer, Inc.                       315,683      8,706,537
  Quest Diagnostics, Inc.+++           8,000        426,160
  Schering-Plough Corporation         61,800      1,177,908
  St. Jude Medical, Inc.*             14,800        645,428
  Stryker Corporation                 16,300        775,228
  Tenet Healthcare Corporation*       19,450        238,068
  UnitedHealth Group, Inc.            54,400      2,836,416
  Watson Pharmaceuticals, Inc.*        4,600        135,976
  WellPoint, Inc.*                    25,600      1,782,784
  Wyeth                               56,700      2,523,150
  Zimmer Holdings, Inc.*              10,720        816,542
                                               ------------
                                                 60,313,617
                                               ------------
INTEGRATED OILS -- 5.9%
  Amerada Hess Corporation             3,800        404,738
  Chevron Corporation                 88,980      4,975,762
  ConocoPhillips                      59,400      3,414,906
  ExxonMobil Corporation             271,344     15,594,139
  Marathon Oil Corporation            14,407        768,902
  Occidental Petroleum
    Corporation                       16,900      1,300,117
  Unocal Corporation                  11,100        722,055
                                               ------------
                                                 27,180,619
                                               ------------
MATERIALS & PROCESSING -- 3.4%
  Air Products & Chemicals,
    Inc.                               9,500        572,850
  Alcoa, Inc.                         36,400        951,132
  Allegheny Technologies, Inc.         3,900         86,034
  American Standard Cos., Inc.         8,200        343,744
  Archer-Daniels-Midland Co.          26,327        562,871
  Ashland, Inc.                        2,900        208,423
  Avery Dennison Corporation+++        4,600        243,616
  Ball Corporation                     4,592        165,128
  Bemis Co.+++                         4,500        119,430
  Dow Chemical Co. (The)              40,500      1,803,465
  duPont (E.I.) de Nemours &
    Co.                               41,855      1,800,184
  Eastman Chemical Co.                 3,200        176,480
  Ecolab, Inc.                        10,000        323,600

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Engelhard Corporation                5,200   $    148,460
  Fluor Corporation+++                 3,500        201,565
  Freeport-McMoRan Copper &
    Gold, Inc. Class B+++              7,700        288,288
  Georgia-Pacific Corporation         10,700        340,260
  Great Lakes Chemical
    Corporation                        2,100         66,087
  Hercules, Inc.*+++                   4,600         65,090
  International Paper Co.             21,200        640,452
  Louisiana-Pacific Corporation        4,500        110,610
  Masco Corporation                   18,600        590,736
  MeadWestvaco Corporation             7,545        211,562
  Monsanto Co.                        11,060        695,342
  Newmont Mining Corporation          19,000        741,570
  Nucor Corporation+++                 7,000        319,340
  Pactiv Corporation*                  6,400        138,112
  Phelps Dodge Corporation+++          4,000        370,000
  PPG Industries, Inc.                 7,200        451,872
  Praxair, Inc.                       13,580        632,828
  Rohm & Haas Co.                      8,200        379,988
  Sealed Air Corporation*              3,500        174,265
  Sherwin-Williams Co. (The)           6,000        282,540
  Sigma-Aldrich Corporation            2,900        162,516
  Temple-Inland, Inc.                  5,000        185,750
  United States Steel
    Corporation+++                     5,000        171,850
  Vulcan Materials Co.                 4,300        279,457
  Weyerhaeuser Co.                    10,700        681,055
                                               ------------
                                                 15,686,552
                                               ------------
OTHER -- 4.6%
  3M Co.                              32,500      2,349,750
  Brunswick Corporation                4,000        173,280
  Eaton Corporation                    6,300        377,370
  General Electric Co.               448,500     15,540,525
  Honeywell International, Inc.       35,900      1,315,017
  ITT Industries, Inc.                 3,900        380,757
  Johnson Controls, Inc.               7,992        450,189
  Textron, Inc.                        5,800        439,930
                                               ------------
                                                 21,026,818
                                               ------------
OTHER ENERGY -- 2.9%
  Anadarko Petroleum Corporation      10,000        821,500
  Apache Corporation                  14,148        913,961
  Baker Hughes, Inc.                  13,900        711,124
  BJ Services Co.                      6,800        356,864
  Burlington Resources, Inc.          16,300        900,412
  Calpine Corporation*+++             26,100         88,740
  Devon Energy Corporation            20,300      1,028,804
  Dynegy, Inc. Class A*+++            15,800         76,788
  El Paso Corporation+++              26,800        308,736
  EOG Resources, Inc.+++               9,800        556,640
  Halliburton Co.                     21,400      1,023,348
  Kerr-McGee Corporation+++            4,665        355,986
  Nabors Industries, Ltd.*             6,200        375,844
  National Oilwell Varco, Inc.*        7,000        332,780
  Noble Corporation+++                 5,600        344,456
  Rowan Cos., Inc.+++                  4,400        130,724

                                    SHARES        VALUE
                                  ----------   ------------
  Schlumberger, Ltd.                  25,200   $  1,913,688
  Sunoco, Inc.                         3,000        341,040
  Transocean, Inc.*                   13,800        744,786
  Valero Energy Corporation           11,100        878,121
  Williams Cos., Inc.                 23,600        448,400
  XTO Energy, Inc.                    14,666        498,497
                                               ------------
                                                 13,151,239
                                               ------------
PRODUCER DURABLES -- 4.7%
  Agilent Technologies, Inc.*         19,100        439,682
  American Power Conversion
    Corporation                        7,800        184,002
  Andrew Corporation*                  6,700         85,492
  Applied Materials, Inc.             70,500      1,140,690
  Boeing Co. (The)                    35,200      2,323,200
  Caterpillar, Inc.                   14,500      1,381,995
  Centex Corporation+++                5,200        367,484
  Cooper Industries, Ltd. Class
    A                                  3,900        249,210
  Cummins, Inc.+++                     1,800        134,298
  Danaher Corporation                 12,200        638,548
  Deere & Co.                         10,500        687,645
  Dover Corporation                    8,500        309,230
  Emerson Electric Co.                17,500      1,096,025
  Goodrich Corporation                 5,500        225,280
  Grainger (W.W.), Inc.                3,800        208,202
  Illinois Tool Works, Inc.+++        11,600        924,288
  Ingersoll-Rand Co., Ltd. Class
    A                                  7,200        513,720
  KB HOME+++                           3,800        289,674
  KLA-Tencor Corporation+++            8,700        380,190
  Lexmark International, Inc.*         5,500        356,565
  Lockheed Martin Corporation         17,200      1,115,764
  Molex, Inc.+++                       7,950        207,018
  Northrop Grumman Corporation        15,556        859,469
  Novellus Systems, Inc.*              5,900        145,789
  Pall Corporation                     5,200        157,872
  Parker Hannifin Corporation          5,000        310,050
  Pitney Bowes, Inc.                   9,700        422,435
  Pulte Homes, Inc.                    5,004        421,587
  Rockwell Collins, Inc.+++            7,900        376,672
  Tektronix, Inc.                      3,500         81,445
  Teradyne, Inc.*                      8,100         96,957
  Thermo Electron Corporation*         6,710        180,298
  Tyco International, Ltd.+++         85,184      2,487,373
  United Technologies
    Corporation                       43,000      2,208,050
  Waters Corporation*                  5,000        185,850
  Xerox Corporation*                  40,100        552,979
                                               ------------
                                                 21,745,028
                                               ------------
TECHNOLOGY -- 13.7%
  ADC Telecommunications,
    Inc.*+++                           4,828        105,106
  Adobe Systems, Inc.                 20,600        589,572
  Advanced Micro Devices,
    Inc.*+++                          17,400        301,716
  Affiliated Computer Services,
    Inc. Class A*+++                   5,400        275,940
  Altera Corporation*                 15,500        307,210
  Analog Devices, Inc.                15,700        585,767

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Apple Computer, Inc.*               34,800   $  1,280,988
  Applera Corporation-Applied
    Biosystems Group                   8,400        165,228
  Applied Micro Circuits
    Corporation*                      13,000         33,280
  Autodesk, Inc.+++                    9,860        338,888
  Avaya, Inc.*+++                     19,848        165,135
  BMC Software, Inc.*                  9,300        166,935
  Broadcom Corporation Class A*       12,300        436,773
  CIENA Corporation*+++               23,700         49,533
  Cisco Systems, Inc.*               275,000      5,255,250
  Citrix Systems, Inc.*                7,100        153,786
  Computer Associates
    International, Inc.               22,570        620,224
  Computer Sciences Corporation*       8,000        349,600
  Compuware Corporation*+++           16,100        115,759
  Comverse Technology, Inc.*           8,400        198,660
  Corning, Inc.*                      58,900        978,918
  Dell, Inc.*                        104,700      4,136,697
  Electronic Data Systems
    Corporation                       21,900        421,575
  EMC Corporation*                   101,200      1,387,452
  Freescale Semiconductor, Inc.
    Series B*                         16,311        345,467
  Gateway, Inc.*+++                   15,600         51,480
  General Dynamics Corporation         8,400        920,136
  Hewlett-Packard Co.                123,602      2,905,883
  Intel Corporation                  264,900      6,903,294
  International Business
    Machines Corporation              69,500      5,156,900
  Intuit, Inc.*                        7,800        351,858
  Jabil Circuit, Inc.*+++              8,400        258,132
  JDS Uniphase Corporation*+++        60,300         91,656
  L-3 Communications Holdings,
    Inc.                               4,600        352,268
  Linear Technology Corporation       12,800        469,632
  LSI Logic Corporation*+++           16,000        135,840
  Lucent Technologies, Inc.*+++      188,376        548,174
  Maxim Integrated Products,
    Inc.                              13,800        527,298
  Mercury Interactive
    Corporation*+++                    3,500        134,260
  Micron Technology, Inc.*            27,400        279,754
  Microsoft Corporation              429,100     10,658,843
  Motorola, Inc.                     103,500      1,889,910
  National Semiconductor
    Corporation+++                    15,000        330,450
  NCR Corporation*                     7,800        273,936
  Network Appliance, Inc.*            15,500        438,185
  Novell, Inc.*+++                    15,900         98,580
  Nvidia Corporation*+++               7,500        200,400
  Oracle Corporation*                191,100      2,522,520
  Parametric Technology
    Corporation*+++                   11,200         71,456
  PerkinElmer, Inc.                    5,300        100,170
  PMC-Sierra, Inc.*+++                 7,500         69,975
  QLogic Corporation*                  3,800        117,306

                                    SHARES        VALUE
                                  ----------   ------------
  Qualcomm, Inc.                      69,800   $  2,304,098
  Raytheon Co.                        18,700        731,544
  Rockwell Automation, Inc.            7,400        360,454
  Sanmina-SCI Corporation*+++         21,800        119,246
  Scientific-Atlanta, Inc.             6,400        212,928
  Siebel Systems, Inc.+++             21,000        186,900
  Solectron Corporation*+++           40,200        152,358
  Sun Microsystems, Inc.*+++         140,400        523,692
  Symantec Corporation*               30,200        656,548
  Symbol Technologies, Inc.            9,850         97,220
  Tellabs, Inc.*                      19,600        170,520
  Texas Instruments, Inc.             72,600      2,037,882
  Unisys Corporation*                 13,900         87,987
  Veritas Software Corporation*       17,675        431,270
  Xilinx, Inc.                        14,500        369,750
                                               ------------
                                                 63,066,152
                                               ------------
UTILITIES -- 7.4%
  AES Corporation (The)*              27,000        442,260
  Allegheny Energy, Inc.*+++           6,300        158,886
  Alltel Corporation                  13,800        859,464
  Ameren Corporation+++                8,100        447,930
  American Electric Power Co.,
    Inc.                              16,500        608,355
  AT&T Corporation                    34,985        666,114
  BellSouth Corporation               77,500      2,059,175
  Centerpoint Energy, Inc.+++         12,800        169,088
  CenturyTel, Inc.+++                  5,800        200,854
  Cinergy Corporation                  7,500        336,150
  Citizens Communications Co.         13,400        180,096
  CMS Energy Corporation*+++           8,200        123,492
  Comcast Corporation Class A*        93,415      2,867,841
  Consolidated Edison, Inc.+++        10,100        473,084
  Constellation Energy Group,
    Inc.                               7,100        409,599
  Dominion Resources, Inc.            14,700      1,078,833
  DTE Energy Co.+++                    7,300        341,421
  Duke Energy Corporation+++          40,600      1,207,038
  Edison International                13,600        551,480
  Entergy Corporation                  9,352        706,544
  Exelon Corporation                  28,824      1,479,536
  FirstEnergy Corporation             13,784        663,148
  FPL Group, Inc.                     16,000        672,960
  KeySpan Corporation+++               7,900        321,530
  Kinder Morgan, Inc.+++               4,700        391,040
  Nextel Communications, Inc.
    Class A*                          47,700      1,541,187
  Nicor, Inc.+++                       1,800         74,106
  NiSource, Inc.+++                   11,000        272,030
  Peoples Energy Corporation+++        1,600         69,536
  PG&E Corporation+++                 15,800        593,132
  Pinnacle West Capital
    Corporation                        3,800        168,910
  PPL Corporation+++                   7,600        451,288
  Progress Energy, Inc.               11,200        506,688
  Public Service Enterprise
    Group, Inc.+++                    10,600       644,692]

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Qwest Communications
    International, Inc.*              70,700   $    262,297
  SBC Communications, Inc.           139,234      3,306,808
  Sempra Energy                        9,600        396,576
  Southern Co. (The)+++               32,300      1,119,841
  Sprint Corporation                  62,100      1,558,089
  TECO Energy, Inc.                    7,900        149,389
  TXU Corporation                     10,500        872,445
  Verizon Communications, Inc.       118,134      4,081,529
  Xcel Energy, Inc.+++                16,700        325,984
                                               ------------
                                                 33,810,445
                                               ------------
TOTAL COMMON STOCKS
  (Cost $385,061,646)                           446,821,257
                                               ------------
SHORT-TERM INVESTMENTS -- 9.8%
  AB Funds Trust -- Money Market
    Fund (GS4 Class)(inf)          7,470,911      7,470,911
  Northern Institutional Liquid
    Assets Portfolio sec.         37,369,376     37,369,376
                                               ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $44,840,287)                             44,840,287
                                               ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATION -- 0.3%
  U.S. Treasury Bill
    2.81%, 07/14/05++++
    (Cost $1,163,820)             $1,165,000      1,163,951
                                               ------------
TOTAL INVESTMENTS -- 107.4%
  (Cost $431,065,753)                           492,825,495
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (7.4%)                              (34,008,761)
                                               ------------
NET ASSETS -- 100.0%                           $458,816,734
                                               ============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Auto & Transportation                               2.3
Consumer Discretionary                             12.0
Consumer Staples                                    5.6
Financial Services                                 21.7
Futures Contracts                                   1.5
Healthcare                                         13.1
Integrated Oils                                     5.9
Materials & Processing                              3.4
Other                                               4.6
Other Energy                                        2.9
Producer Durables                                   4.7
Short-Term Investments                              9.8
Technology                                         13.7
U.S. Treasury Obligations                           0.3
Utilities                                           7.4
                                                 ------
                                                  108.9
                                                 ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

VALUE EQUITY FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                          13.65%        13.39%        13.09%        14.06%           N/A             N/A
  Since Inception                    6.33%         5.90%         5.83%         6.22%        6.81%(1)         7.13%(1)
  Inception Date                   08/27/01      08/27/01      08/27/01      08/27/01       11/08/04         11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                RUSSELL 1000(R) VALUE INDEX**
                                                                         ---------                -----------------------------
Aug 27 2001                                                                10000                              10000
                                                                            9711                               9702
Sep 2001                                                                    9027                               9019
                                                                            8948                               8942
                                                                            9408                               9462
Dec 2001                                                                    9621                               9684
                                                                            9529                               9610
                                                                            9535                               9625
Mar 2002                                                                   10031                              10081
                                                                            9747                               9735
                                                                            9734                               9784
Jun 2002                                                                    9157                               9222
                                                                            8273                               8365
                                                                            8366                               8428
Sep 2002                                                                    7382                               7491
                                                                            7807                               8046
                                                                            8306                               8553
Dec 2002                                                                    7950                               8181
                                                                            7783                               7983
                                                                            7514                               7770
Mar 2003                                                                    7528                               7783
                                                                            8138                               8468
                                                                            8755                               9015
Jun 2003                                                                    8885                               9128
                                                                            9041                               9264
                                                                            9196                               9408
Sep 2003                                                                    9088                               9316
                                                                            9643                               9886
                                                                            9791                              10020
Dec 2003                                                                   10402                              10638
                                                                           10627                              10825
                                                                           10838                              11057
Mar 2004                                                                   10736                              10960
                                                                           10545                              10692
                                                                           10688                              10801
Jun 2004                                                                   10991                              11057
                                                                           10806                              10901
                                                                           10916                              11056
Sep 2004                                                                   11121                              11227
                                                                           11264                              11414
                                                                           11862                              11991
Dec 2004                                                                   12243                              12393
                                                                           11974                              12173
                                                                           12368                              12576
Mar 2005                                                                   12202                              12403
                                                                           12030                              12181
                                                                           12319                              12475
Jun 2005                                                                   12463                              12611

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Value Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 1000(R) Value Index is a large-cap index consisting of those Russell 1000(R) index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings-ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
---------------
(1) Non-annualized.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                    SHARES          VALUE
-------------                  -----------   --------------
COMMON STOCKS -- 95.3%
AUTO & TRANSPORTATION -- 2.5%
  Alexander & Baldwin, Inc.          2,300   $      106,605
  Autoliv, Inc.                      5,400          236,520
  BorgWarner, Inc.+++                2,500          134,175
  Burlington Northern Santa
    Fe Corporation                 278,300       13,102,363
  CSX Corporation                   80,000        3,412,800
  Dana Corporation                   8,800          132,088
  Delphi Corporation+++            852,950        3,966,218
  Ford Motor Co.+++                111,695        1,143,757
  General Motors
    Corporation+++                  28,600          972,400
  Genuine Parts Co.                 10,300          423,227
  Goodyear Tire & Rubber Co.
    (The)*+++                        6,000           89,400
  Laidlaw International,
    Inc.*                           22,700          547,070
  Lear Corporation                   4,700          170,986
  Norfolk Southern
    Corporation                     22,400          693,504
  Overseas Shipholding Group,
    Inc.+++                          1,900          113,335
  PACCAR, Inc.                       1,850          125,800
  Southwest Airlines Co.            24,550          341,982
  Swift Transportation Co.,
    Inc.*                            2,300           53,567
  Tidewater, Inc.                    3,100          118,172
  TRW Automotive Holdings
    Corporation*+++                  1,900           46,569
  Union Pacific Corporation        129,300        8,378,640
  Yellow Roadway
    Corporation*+++                  3,300          167,640
                                             --------------
                                                 34,476,818
                                             --------------
CONSUMER
  DISCRETIONARY -- 10.2%
  Adesa, Inc.                        5,200          113,204
  Alberto-Culver Co.                 2,850          123,491
  Allied Waste Industries,
    Inc.*+++                         9,500           75,335
  American Greetings
    Corporation Class A              3,900          103,350
  AnnTaylor Stores
    Corporation*                     2,200           53,416
  AutoNation, Inc.*+++              10,500          215,460
  Barnes & Noble, Inc.*              2,900          112,520
  Belo Corporation Class A           4,700          112,659
  Best Buy Co., Inc.                21,000        1,439,550
  BJ's Wholesale Club,
    Inc.*+++                         4,100          133,209
  Black & Decker
    Corporation+++                  21,100        1,895,835
  Borders Group, Inc.                4,600          116,426
  Brink's Co. (The)+++               1,400           50,400
  Carnival Corporation+++          136,000        7,418,800
  CBRL Group, Inc.+++                2,200           85,492
  Cendant Corporation              688,730       15,406,890
  Circuit City Stores,
    Inc.+++                        241,800        4,180,722
  Claire's Stores, Inc.                400            9,620
  Clear Channel
    Communications, Inc.            23,925          740,000
  Columbia Sportswear Co.*+++        1,200           59,268
  Convergys Corporation*             8,500          120,870
  Costco Wholesale
    Corporation                     19,300          865,026
  Dillard's, Inc. Class A            5,000          117,100

                                 SHARES          VALUE
                               -----------   --------------
  DIRECTV Group, Inc. (The)*         4,232   $       65,596
  Dollar Tree Stores, Inc.*          2,500           60,000
  Donnelley (R.R.) & Sons
    Co.                             13,500          465,885
  Eastman Kodak Co.+++             344,500        9,249,825
  Family Dollar Stores, Inc.         2,600           67,860
  Federated Department
    Stores, Inc.+++                 10,500          769,440
  Fisher Scientific
    International, Inc.*             3,200          207,680
  Foot Locker, Inc.                  5,000          136,100
  Gannett Co., Inc.                108,800        7,738,944
  Hasbro, Inc.+++                    9,325          193,867
  Hearst-Argyle Television,
    Inc.                             1,800           44,100
  Hewitt Associates, Inc.
    Class A*+++                      1,700           45,067
  Hilton Hotels Corporation        135,100        3,222,135
  Home Depot, Inc. (The)           119,400        4,644,660
  IAC/InterActiveCorp*+++           11,161          268,422
  International Speedway
    Corporation Class A              1,500           84,390
  Interpublic Group Cos.,
    Inc.*+++                         5,000           60,900
  Jones Apparel Group, Inc.          7,500          232,800
  Kimberly-Clark Corporation        17,100        1,070,289
  Knight-Ridder, Inc.+++             4,000          245,360
  Lamar Advertising Co.*             1,300           55,601
  Laureate Education,
    Inc.*+++                           700           33,502
  Lee Enterprises, Inc.              2,700          108,243
  Leggett & Platt, Inc.              7,700          204,666
  Liberty Global, Inc. Class
    A*                               8,957          418,023
  Liberty Media Corporation
    Class A*                       115,100        1,172,869
  Liz Claiborne, Inc.                6,600          262,416
  Manpower, Inc.                     3,800          151,164
  Mattel, Inc.+++                  337,700        6,179,910
  May Department Stores Co.
    (The)                           18,000          722,880
  McClatchy Co. Class A              1,100           71,984
  McDonald's Corporation           601,800       16,699,951
  McGraw-Hill Co., Inc. (The)       30,200        1,336,350
  Mohawk Industries, Inc.*+++        2,200          181,500
  Neiman-Marcus Group, Inc.
    Class A                          2,300          222,916
  New York Times Co. Class
    A+++                             9,900          308,385
  Newell Rubbermaid, Inc.+++       326,400        7,781,376
  Office Depot, Inc.*              213,600        4,878,624
  OfficeMax, Inc.                    5,300          157,781
  Outback Steakhouse, Inc.             400           18,096
  Penney (JC) Co., Inc.              9,900          520,542
  Pixar, Inc.*+++                   31,000        1,551,550
  Polo Ralph Lauren
    Corporation+++                   2,500          107,775
  Reebok International, Ltd.         2,700          112,941
  Rent-A-Center, Inc.*               5,400          125,766
  Republic Services, Inc.            8,500          306,085
  Sabre Holdings Corporation         7,900          157,605

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Saks, Inc.*                        7,500   $      142,275
  Sears Holdings Corporation*        3,297          494,121
  Service Corporation
    International                   18,100          145,162
  ServiceMaster Co.                  7,100           95,140
  Snap-On, Inc.                      3,400          116,620
  Stanley Works (The)+++           199,300        9,076,122
  Staples, Inc.                      9,500          202,540
  Starwood Hotels & Resorts
    Worldwide, Inc.                  5,200          304,564
  Take-Two Interactive
    Software, Inc.*                  1,200           30,540
  Tech Data Corporation*             3,200          117,152
  Telewest Global, Inc.*+++         16,300          371,314
  Tiffany & Co.+++                   4,800          157,248
  Time Warner, Inc.*               272,600        4,555,146
  Toys "R" Us, Inc.*                13,100          346,888
  Tribune Co.                       15,800          555,844
  Univision Communications,
    Inc. Class A*+++                 6,195          170,672
  VF Corporation                    48,100        2,752,282
  Warner Music Group
    Corporation*+++                  3,300           53,460
  Waste Management, Inc.+++        290,357        8,228,717
  Wendy's International,
    Inc.+++                        169,400        8,071,910
  Westwood One, Inc.+++              3,000           61,290
  Whirlpool Corporation+++           4,200          294,462
                                             --------------
                                                142,613,933
                                             --------------
CONSUMER STAPLES -- 3.1%
  Albertson's, Inc.+++             252,300        5,217,564
  Campbell Soup Co.+++               6,800          209,236
  Clorox Co.                         9,241          514,909
  Coca-Cola Co. (The)               48,600        2,029,050
  Coca-Cola Enterprises,
    Inc.                            17,800          391,778
  Colgate-Palmolive Co.              9,500          474,145
  ConAgra Foods, Inc.              480,000       11,116,799
  Dean Foods Co.*                  124,950        4,403,238
  Del Monte Foods Co.*              11,200          120,624
  General Mills, Inc.               17,200          804,788
  Heinz (H.J.) Co.+++              186,700        6,612,914
  Hershey Co. (The)                  1,400           86,940
  Hormel Foods Corporation+++        4,400          129,052
  J.M. Smucker Co. (The)             3,400          159,596
  Kellogg Co.                        6,100          271,084
  Kraft Foods, Inc. Class
    A+++                            17,100          543,951
  Kroger Co.*                       45,800          871,574
  McCormick & Co., Inc.              2,000           65,360
  Pepsi Bottling Group,
    Inc.+++                          5,600          160,216
  PepsiAmericas, Inc.                4,200          107,772
  Pilgrim's Pride
    Corporation+++                   1,200           40,956
  Rite Aid Corporation*+++          29,500          123,310
  Safeway, Inc.+++                 128,900        2,911,851
  Sara Lee Corporation             189,715        3,758,254
  Smithfield Foods, Inc.*            6,100          166,347
  SUPERVALU, Inc.                   56,900        1,855,509
  TreeHouse Foods, Inc.*            25,990          740,975

                                 SHARES          VALUE
                               -----------   --------------
  Tyson Foods, Inc. Class A         13,781   $      245,302
                                             --------------
                                                 44,133,094
                                             --------------
FINANCIAL SERVICES -- 32.0%
  A.G. Edwards, Inc.                 4,700          212,205
  ACE, Ltd.+++                     174,300        7,817,355
  AFLAC, Inc.                        5,700          246,696
  Alleghany Corporation*               312           92,664
  Allied Capital
    Corporation+++                   7,600          221,236
  Allmerica Financial
    Corporation*                     3,200          118,688
  Allstate Corporation
    (The)+++                       238,500       14,250,375
  AMB Property Corporation
    REIT                             4,900          212,807
  AMBAC Financial Group,
    Inc.                             5,250          366,240
  American Capital
    Strategies, Ltd.+++              6,600          238,326
  American Financial Group,
    Inc.+++                          2,200           73,744
  American Financial Realty
    Trust REIT+++                    6,000           92,280
  American International
    Group, Inc.                    101,233        5,881,637
  American National Insurance
    Co.                                500           57,345
  AmeriCredit Corporation*+++        6,000          153,000
  Ameritrade Holding
    Corporation*+++                 10,100          187,759
  AmerUs Group Co.+++                3,100          148,955
  AmSouth Bancorporation            20,900          543,400
  Annaly Mortgage Management,
    Inc. REIT+++                     9,300          166,749
  AON Corporation                   19,200          480,768
  Apartment Investment &
    Management Co. Class A
    REIT                             5,600          229,152
  Archstone-Smith Trust REIT        13,500          521,370
  Arden Realty, Inc. REIT            5,200          187,096
  Arthur J. Gallagher &
    Co.+++                             500           13,565
  Associated Banc-Corp+++           19,100          642,906
  Assurant, Inc.+++                  6,500          234,650
  Astoria Financial
    Corporation                      6,900          196,443
  AvalonBay Communities, Inc.
    REIT                             4,200          339,360
  Bank of America Corporation      906,284       41,335,613
  Bank of Hawaii Corporation         3,200          162,400
  Bank of New York Co., Inc.
    (The)                           49,900        1,436,122
  BB&T Corporation+++               34,729        1,388,118
  Bear Stearns Cos., Inc.
    (The)                            6,900          717,186
  BISYS Group, Inc. (The)*           3,000           44,820
  BOK Financial Corporation          1,057           48,749
  Boston Properties, Inc.
    REIT                             6,400          448,000
  BRE Properties, Inc. Class
    A REIT                           3,900          163,215
  Camden Property Trust REIT         3,800          204,250

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Capital One Financial
    Corporation                     11,100   $      888,111
  CapitalSource, Inc.*+++            1,900           37,297
  Capitol Federal
    Financial+++                     1,300           44,824
  CarrAmerica Realty
    Corporation REIT                 4,500          162,810
  Catellus Development
    Corporation REIT                 5,100          167,280
  CBL & Associates
    Properties, Inc. REIT           27,800        1,197,346
  Centerpoint Properties
    Corporation REIT                 2,800          118,440
  Checkfree Corporation*+++            800           27,248
  Chubb Corporation                131,800       11,283,398
  CIGNA Corporation                108,600       11,623,458
  Cincinnati Financial
    Corporation                     10,255          405,688
  CIT Group, Inc.                   99,100        4,258,327
  Citigroup, Inc.                  978,100       45,217,562
  City National Corporation          2,400          172,104
  CNA Financial Corporation*         1,500           42,630
  Colonial BancGroup, Inc.           7,700          169,862
  Comerica, Inc.+++                209,900       12,132,220
  Commerce Bancorp, Inc.               400           12,124
  Commerce Bancshares,
    Inc.+++                          3,607          181,829
  Commerce Group, Inc.               1,200           74,532
  Compass Bancshares, Inc.           8,600          387,000
  Conseco, Inc.*+++                 10,600          231,292
  Countrywide Financial
    Corporation                     33,500        1,293,435
  Crescent Real Estate
    Equities Co. REIT              254,800        4,777,500
  Cullen/Frost Bankers, Inc.         3,000          142,950
  Deluxe Corporation+++              3,700          150,220
  Developers Diversified
    Realty Corporation REIT          6,100          280,356
  Downey Financial
    Corporation                      1,000           73,200
  Duke Realty Corporation
    REIT                             8,400          265,944
  E*TRADE Financial
    Corporation*                    24,200          338,558
  Equifax, Inc.                      2,600           92,846
  Equity Office Properties
    Trust REIT                      25,285          836,934
  Equity Residential
    Properties Trust REIT           18,100          666,442
  Erie Indemnity Co. Class
    A+++                             1,700           92,225
  Essex Property Trust, Inc.
    REIT                             1,800          149,508
  Fair Isaac & Co., Inc.+++            600           21,900
  Fannie Mae                       151,100        8,824,240
  Federal Realty Investors
    Trust REIT                       2,800          165,200
  Federated Investors, Inc.
    Class B+++                         500           15,005
  Fidelity National
    Financial, Inc.                  9,879          352,582

                                 SHARES          VALUE
                               -----------   --------------
  Fifth Third Bancorp+++            28,800   $    1,186,848
  First American
    Corporation+++                   5,700          228,798
  First Horizon National
    Corporation                      7,800          329,160
  FirstMerit Corporation+++          5,000          130,550
  Freddie Mac                      164,000       10,697,720
  Friedman, Billings, Ramsey
    Group, Inc. Class A
    REIT+++                          9,900          141,570
  Fulton Financial
    Corporation+++                   9,050          162,900
  General Growth Properties,
    Inc. REIT                       90,800        3,730,972
  Genworth Financial, Inc.
    Class A                         13,200          399,036
  Golden West Financial
    Corporation                      9,300          598,734
  Goldman Sachs Group, Inc.         22,100        2,254,642
  Hartford Financial Services
    Group, Inc.+++                 272,600       20,385,027
  HCC Insurance Holdings,
    Inc.                             2,800          106,036
  Health Care Property
    Investors, Inc. REIT+++          7,800          210,912
  Health Care REIT, Inc.             3,000          113,070
  Healthcare Realty Trust,
    Inc. REIT                        2,000           77,220
  Hibernia Corporation Class
    A                                9,200          305,256
  Hospitality Properties
    Trust REIT                       4,000          176,280
  Host Marriott Corporation
    REIT                            20,900          365,750
  HRPT Properties Trust REIT        10,500          130,515
  Huntington Bancshares,
    Inc.                            14,200          342,788
  Independence Community Bank
    Corporation                      4,900          180,957
  IndyMac Bancorp, Inc.              2,400           97,752
  Instinet Group, Inc.*              7,000           36,680
  International Bancshares
    Corporation                      2,625           74,261
  iStar Financial, Inc. REIT         6,500          270,335
  Janus Capital Group,
    Inc.+++                         15,400          231,616
  Jefferies Group, Inc.+++           3,400          128,826
  Jefferson-Pilot Corporation        8,300          418,486
  JPMorgan Chase & Co.             705,038       24,901,941
  KeyCorp                          255,150        8,458,223
  Kimco Realty Corporation
    REIT                             5,800          341,678
  Lehman Brothers Holdings,
    Inc.                            21,142        2,098,978
  Leucadia National
    Corporation+++                   4,750          183,493
  Liberty Property Trust REIT        5,000          221,550
  Lincoln National
    Corporation                     11,600          544,272
  Loews Corporation                  9,000          697,500
  M & T Bank Corporation             4,500          473,220
  Macerich Co. (The) REIT            3,200          214,560
  Mack-Cali Realty
    Corporation REIT                 3,600          163,080
  Markel Corporation*                  300          101,700

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Marsh & McLennan Cos.,
    Inc.                            34,100   $      944,570
  Marshall & Ilsley
    Corporation+++                  14,800          657,860
  MBIA, Inc.+++                      8,450          501,170
  MBNA Corporation                 676,000       17,684,160
  Mellon Financial
    Corporation                     24,400          700,036
  Mercantile Bankshares
    Corporation                      4,700          242,191
  Mercury General Corporation        1,500           81,780
  Merrill Lynch & Co., Inc.        153,367        8,436,719
  MetLife, Inc.                     27,000        1,213,380
  MGIC Investment
    Corporation+++                 109,900        7,167,678
  Mills Corporation (The)
    REIT+++                         25,000        1,519,750
  Morgan Stanley                   228,500       11,989,395
  National City Corporation        113,337        3,867,058
  Nationwide Financial
    Services Class A+++             48,800        1,851,472
  New Century Financial
    Corporation REIT+++              1,900           97,755
  New Plan Excel Realty Trust
    REIT+++                          5,900          160,303
  New York Community Bancorp,
    Inc.+++                         17,954          325,327
  North Fork Bancorporation,
    Inc.                           155,308        4,362,602
  Northern Trust Corporation         5,300          241,627
  Old Republic International
    Corporation                     62,450        1,579,361
  Pan Pacific Retail
    Properties, Inc. REIT            2,400          159,312
  Philadelphia Consolidated
    Holding Corporation*+++            400           33,904
  Plum Creek Timber Co., Inc.
    REIT                            10,862          394,291
  PMI Group, Inc. (The)              6,500          253,370
  PNC Financial Services
    Group, Inc.                     18,600        1,012,956
  Popular, Inc.                     16,400          413,116
  Principal Financial Group         18,800          787,720
  Progressive Corporation
    (The)                            1,500          148,215
  Prologis Trust REIT               12,789          514,629
  Protective Life Corporation        4,100          173,102
  Providian Financial
    Corporation*+++                 16,500          290,895
  Prudential Financial, Inc.        30,100        1,976,366
  Public Storage, Inc. REIT          1,900          120,175
  Radian Group, Inc.                 4,900          231,378
  Raymond James Financial,
    Inc.                             3,600          101,700
  Rayonier, Inc. REIT+++            14,940          792,268
  Realty Income Corporation
    REIT+++                          3,300           82,632
  Reckson Associates Realty
    Corporation REIT+++              4,000          134,200

                                 SHARES          VALUE
                               -----------   --------------
  Regency Centers Corporation
    REIT                             3,300   $      188,760
  Regions Financial
    Corporation                     30,249        1,024,836
  Reinsurance Group of
    America, Inc.+++                 1,700           79,067
  Ryder System, Inc.                 3,100          113,460
  Safeco Corporation                 8,500          461,890
  Shurgard Storage Centers,
    Inc. Class A REIT+++             2,700          124,092
  Simon Property Group, Inc.
    REIT+++                          7,457          540,558
  Sky Financial Group, Inc.          6,100          171,898
  SL Green Realty Corporation
    REIT+++                          2,300          148,350
  SLM Corporation                  156,200        7,934,960
  South Financial Group,
    Inc.                             3,500           99,470
  Sovereign Bancorp, Inc.           21,600          482,544
  St. Paul Travelers Cos.,
    Inc.                           145,691        5,759,165
  Stancorp Financial Group,
    Inc.                             2,100          160,818
  State Street Corporation          14,000          675,500
  Sungard Data Systems, Inc.*        1,800           63,306
  SunTrust Banks, Inc.              96,174        6,947,610
  TCF Financial
    Corporation+++                   1,000           25,880
  TD Banknorth, Inc.                 4,998          148,940
  Thornburg Mortgage, Inc.
    REIT+++                          6,200          180,606
  Torchmark Corporation              7,100          370,620
  Transatlantic Holdings,
    Inc.                             1,375           76,753
  Trizec Properties, Inc.
    REIT                             7,000          143,990
  UnionBanCal Corporation           51,400        3,439,688
  United Dominion Realty
    Trust, Inc. REIT                 6,900          165,945
  Unitrin, Inc.                      1,600           78,560
  UnumProvident
    Corporation+++                 395,400        7,243,728
  US Bancorp                       139,625        4,077,050
  Valley National Bancorp            5,812          135,885
  Vornado Realty Trust REIT          7,400          594,960
  W.R. Berkley Corporation           5,812          207,372
  Wachovia Corporation             360,328       17,872,269
  Washington Federal, Inc.           5,097          119,881
  Washington Mutual, Inc.          555,914       22,620,140
  Webster Financial
    Corporation                      3,100          144,739
  Weingarten Realty Investors
    REIT                             4,100          160,802
  WellChoice, Inc.*                    700           48,629
  Wells Fargo & Co.                191,572       11,797,004
  Westcorp+++                        1,100           57,662
  WFS Financial, Inc.*                 200           10,142
  Whitney Holding Corporation        3,600          117,468
  Wilmington Trust
    Corporation                      3,900          140,439
  XL Capital, Ltd. Class A+++      165,100       12,286,742
  Zions Bancorporation               6,200          455,886
                                             --------------
                                                448,105,050
                                             --------------
HEALTHCARE -- 9.3%
  Abbott Laboratories               11,800          578,318
  Aetna, Inc.                        3,600          298,152

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  AmerisourceBergen
    Corporation                     35,646   $    2,464,921
  Bausch & Lomb, Inc.+++               700           58,100
  Baxter International, Inc.       290,800       10,788,680
  Becton Dickinson & Co.             5,900          309,573
  Biogen Idec, Inc.*                11,700          403,065
  Bristol-Myers Squibb Co.         370,400        9,252,592
  Cardinal Health, Inc.+++         158,300        9,114,914
  Caremark Rx, Inc.*                 3,000          133,560
  Charles River Laboratories
    International, Inc.*+++          1,800           86,850
  Chiron Corporation*                1,100           38,379
  Community Health Systems,
    Inc.*                            1,500           56,685
  Cooper Cos., Inc.                    800           48,688
  Eli Lilly & Co.                    4,600          256,266
  Gilead Sciences, Inc.*            12,700          558,673
  Health Management
    Associates, Inc. Class
    A+++                             1,600           41,888
  Health Net, Inc.*                171,700        6,552,072
  Hospira, Inc*                      5,700          222,300
  Humana, Inc.*                      2,800          111,272
  Invitrogen Corporation*+++         1,800          149,922
  IVAX Corporation*+++             222,950        4,793,425
  King Pharmaceuticals, Inc.*       14,300          149,006
  McKesson Corporation              11,000          492,690
  Medco Health Solutions,
    Inc.*                          133,817        7,140,475
  Merck & Co., Inc.                302,600        9,320,080
  Millennium Pharmeceuticals,
    Inc.*+++                        10,900          101,043
  Mylan Laboratories, Inc.          12,900          248,196
  Omnicare, Inc.+++                  4,100          173,963
  PacifiCare Health Systems,
    Inc.*                            2,400          171,480
  Pfizer, Inc.                   1,218,200       33,597,956
  Schering-Plough Corporation      418,400        7,974,704
  Sierra Health Services,
    Inc.*                              200           14,292
  Tenet Healthcare
    Corporation*                    26,600          325,584
  Triad Hospitals, Inc.*+++         22,400        1,223,936
  Universal Health Services,
    Inc. Class B+++                    900           55,962
  Watson Pharmaceuticals,
    Inc.*                          142,600        4,215,256
  WebMD Corporation*                 6,100           62,647
  WellPoint, Inc.*                 120,962        8,423,794
  Wyeth+++                         238,400       10,608,800
                                             --------------
                                                130,618,159
                                             --------------
INTEGRATED OILS -- 9.9%
  Amerada Hess Corporation           5,200          553,852
  BP PLC ADR+++                    191,068       11,918,822
  Chevron Corporation              552,596       30,901,168
  ConocoPhillips                   530,664       30,507,873
  ExxonMobil Corporation           694,300       39,901,422
  Marathon Oil Corporation         136,800        7,301,016
  Occidental Petroleum
    Corporation                    215,600       16,586,108

                                 SHARES          VALUE
                               -----------   --------------
  Unocal Corporation                16,800   $    1,092,840
                                             --------------
                                                138,763,101
                                             --------------
MATERIALS & PROCESSING --4.4%
  Air Products & Chemicals,
    Inc.                            13,500          814,050
  Airgas, Inc.+++                    2,800           69,076
  Albemarle Corporation              1,600           58,352
  Alcoa, Inc.                      333,700        8,719,581
  AptarGroup, Inc.                   1,700           86,360
  Archer-Daniels-Midland Co.        42,389          906,277
  Ashland, Inc.                      4,200          301,854
  Avery Dennison Corporation         1,700           90,032
  Ball Corporation+++                5,200          186,992
  Bemis Co.                          6,300          167,202
  Cabot Corporation+++               4,100          135,300
  Celanese Corporation Series
    A*+++                            4,400           69,916
  Crompton Corporation*              2,200           31,130
  Cytec Industries, Inc.             3,000          119,400
  Dow Chemical Co. (The)           114,044        5,078,379
  Du Pont (E.I.) de Nemours &
    Co.                             52,100        2,240,821
  Eastman Chemical Co.+++           30,800        1,698,620
  Energizer Holdings, Inc.*          1,200           74,604
  Engelhard Corporation              7,400          211,270
  FMC Corporation*+++                2,000          112,280
  Georgia-Pacific
    Corporation+++                  85,671        2,724,338
  Harsco Corporation                   800           43,640
  Huntsman Corporation*              4,700           95,269
  International Paper Co.           30,100          909,321
  Jacobs Engineering Group,
    Inc.*                              700           39,382
  Lafarge North America,
    Inc.                            11,200          699,328
  Louisiana-Pacific
    Corporation+++                   7,700          189,266
  Lubrizol Corporation               4,500          189,045
  Lyondell Chemical Co.            153,500        4,055,470
  Martin Marietta Materials,
    Inc.                             1,000           69,120
  Masco Corporation                  5,500          174,680
  MeadWestvaco Corporation         319,752        8,965,846
  Monsanto Co.                       3,600          226,332
  Mosaic Co. (The)*+++               6,800          105,808
  Newmont Mining Corporation        26,100        1,018,683
  Nucor Corporation+++               9,700          442,514
  Owens-Illinois, Inc.*              9,200          230,460
  Packaging Corporation of
    America                          4,400           92,620
  Pactiv Corporation*              339,500        7,326,410
  Phelps Dodge Corporation           2,800          259,000
  PPG Industries, Inc.              10,300          646,428
  Praxair, Inc.                      3,300          153,780
  Precision Castparts
    Corporation                     21,300        1,659,270
  Rohm & Haas Co.                    9,500          440,230
  RPM International, Inc.+++         6,900          125,994
  Scotts Miracle-Gro Co.
    (The) Class A*+++                1,000           71,210

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Sealed Air Corporation*+++         3,000   $      149,370
  Sherwin-Williams Co. (The)        48,500        2,283,865
  Sigma-Aldrich Corporation          4,500          252,180
  Smurfit-Stone Container
    Corporation*                    17,500          177,975
  Sonoco Products Co.+++             5,800          153,700
  Temple-Inland, Inc.                6,600          245,190
  Timken Co.                         3,300           76,230
  United States Steel
    Corporation+++                   7,500          257,775
  USG Corporation*                   2,100           89,250
  Valspar Corporation+++             3,700          178,673
  Vulcan Materials Co.               2,800          181,972
  Weyerhaeuser Co.                  77,600        4,939,240
                                             --------------
                                                 61,110,360
                                             --------------
OTHER -- 1.1%
  Brunswick Corporation              2,200           95,304
  Carlisle Cos., Inc.+++             1,400           96,082
  Eaton Corporation                  6,700          401,330
  General Electric Co.             240,000        8,316,000
  Hillenbrand Industries,
    Inc.                             2,500          126,375
  Honeywell International,
    Inc.                            54,300        1,989,009
  ITT Industries, Inc.                 800           78,104
  Johnson Controls, Inc.            71,000        3,999,430
  SPX Corporation                    4,300          197,714
  Teleflex, Inc.+++                  2,100          124,677
  Textron, Inc.                      6,000          455,100
  Wesco Financial Corporation          100           36,000
                                             --------------
                                                 15,915,125
                                             --------------
OTHER ENERGY -- 2.9%
  Anadarko Petroleum
    Corporation                     94,400        7,754,960
  Apache Corporation                20,182        1,303,757
  Arch Coal, Inc.+++                 2,700          147,069
  Burlington Resources, Inc.       122,300        6,755,852
  Chesapeake Energy
    Corporation                     13,200          300,960
  Consol Energy, Inc.                2,000          107,160
  Cooper Cameron
    Corporation*+++                  1,200           74,460
  Devon Energy Corporation          42,338        2,145,690
  Dynegy, Inc. Class A*+++          19,800           96,228
  El Paso Corporation+++            39,172          451,261
  ENSCO International, Inc.          2,700           96,525
  Equitable Resources,
    Inc.+++                          1,000           68,000
  Forest Oil Corporation*+++         3,800          159,600
  Helmerich & Payne, Inc.              500           23,460
  Kerr-McGee Corporation             7,091          541,114
  National Oilwell Varco,
    Inc.*                            4,481          213,027
  Newfield Exploration Co.*          2,900          115,681
  Noble Energy, Inc.                 4,400          332,860
  NRG Energy, Inc.*+++              54,800        2,060,480
  Pioneer Natural Resources
    Co.                              8,000          336,640
  Pogo Producing Co.                 4,300          223,256
  Premcor, Inc.                      4,900          363,482

                                 SHARES          VALUE
                               -----------   --------------
  Pride International, Inc.*        70,100   $    1,801,570
  Reliant Energy, Inc.*+++         152,673        1,890,092
  Rowan Cos., Inc.+++                3,100           92,101
  Sunoco, Inc.                       1,000          113,680
  Tesoro Corporation                32,600        1,516,552
  Unit Corporation*                    700           30,807
  Valero Energy
    Corporation+++                  16,000        1,265,760
  Vintage Petroleum, Inc.            4,000          121,880
  Williams Cos., Inc.              539,600       10,252,400
                                             --------------
                                                 40,756,364
                                             --------------
PRODUCER DURABLES -- 5.3%
  Agilent Technologies, Inc.*        4,000           92,080
  Alliant Techsystems, Inc.*         1,000           70,600
  American Power Conversion
    Corporation                    212,600        5,015,234
  American Tower Corporation
    Class A*+++                      2,500           52,550
  Andrew Corporation*+++             8,600          109,736
  Beazer Homes USA, Inc.+++          1,400           80,010
  Centex Corporation+++              3,700          261,479
  Crown Castle International
    Corporation*                     5,900          119,888
  Cummins, Inc.+++                   1,600          119,376
  Deere & Co.                       13,700          897,213
  Diebold, Inc.+++                   1,100           49,621
  Dover Corporation                  3,300          120,054
  DR Horton, Inc.                    4,633          174,247
  Emerson Electric Co.             152,100        9,526,023
  Grainger (W.W.), Inc.              4,200          230,118
  Hubbell, Inc. Class B+++           3,600          158,760
  Illinois Tool Works, Inc.          1,100           87,648
  Ingersoll-Rand Co., Ltd.
    Class A                          3,400          242,590
  KB HOME+++                           800           60,984
  Lam Research Corporation*         28,200          816,108
  Lennar Corporation Class A         3,500          222,075
  MDC Holdings, Inc.                   810           66,623
  Meritage Homes
    Corporation*+++                  1,300          103,350
  Mettler Toledo
    International, Inc.*+++          1,100           51,238
  Molex, Inc.+++                     3,500           91,140
  Nokia Corporation ADR            607,700       10,112,128
  Northrop Grumman
    Corporation                    281,670       15,562,267
  Novellus Systems, Inc.*            4,700          116,137
  NVR, Inc.*+++                      4,200        3,402,000
  Pall Corporation                   7,200          218,592
  Parker Hannifin Corporation        4,700          291,447
  Pentair, Inc.                      1,600           68,496
  Pitney Bowes, Inc.                81,900        3,566,745
  Pulte Homes, Inc.+++               6,500          547,625
  Roper Industries, Inc.               300           21,411
  Ryland Group, Inc.                   600           45,522
  Standard-Pacific
    Corporation+++                   1,900          167,105
  Steelcase, Inc. Class A            2,900           40,165
  Tektronix, Inc.                    4,300          100,061

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Terex Corporation*                 3,500   $      137,900
  Thermo Electron
    Corporation*                     5,700          153,159
  Thomas & Betts Corporation*        1,800           50,832
  Tyco International, Ltd.+++      286,300        8,359,960
  United Technologies
    Corporation                    232,700       11,949,145
  Xerox Corporation*                60,200          830,158
                                             --------------
                                                 74,559,600
                                             --------------
TECHNOLOGY -- 4.0%
  ADC Telecommunications,
    Inc.*+++                         7,842          170,720
  Advanced Micro Devices,
    Inc.*+++                        11,000          190,740
  Affiliated Computer
    Services, Inc. Class
    A*+++                            2,300          117,530
  Applera Corporation-Applied
    Biosystems Group                12,000          236,040
  Arrow Electronics, Inc.*           6,800          184,688
  Avaya, Inc.*                       7,300           60,736
  Avnet, Inc.*                       6,200          139,686
  AVX Corporation+++                 1,900           23,028
  BEA Systems, Inc.*                20,400          179,112
  BMC Software, Inc.*                8,700          156,165
  Cadence Design Systems,
    Inc.*                            8,000          109,280
  Ceridian Corporation*              3,800           74,024
  Computer Associates
    International, Inc.              7,300          200,604
  Computer Sciences
    Corporation*                    97,800        4,273,860
  Compuware Corporation*+++         15,500          111,445
  Comverse Technology, Inc.*         2,100           49,665
  Electronic Data Systems
    Corporation+++                 460,000        8,855,000
  EMC Corporation*                 155,700        2,134,647
  Freescale Semiconductor,
    Inc. Series B*                  21,300          451,134
  General Dynamics
    Corporation                     16,000        1,752,640
  Harris Corporation                 2,100           65,541
  Hewlett-Packard Co.              435,650       10,242,132
  Ingram Micro, Inc. Class A*        5,300           82,998
  Intel Corporation                121,300        3,161,078
  International Business
    Machines Corporation            15,300        1,135,260
  International Rectifier
    Corporation*+++                    900           42,948
  Intersil Corporation Class
    A                                5,900          110,743
  JDS Uniphase
    Corporation*+++                 49,200           74,784
  Juniper Networks, Inc.*            8,800          221,584
  L-3 Communications
    Holdings, Inc.                   3,100          237,398
  LSI Logic Corporation*+++         16,700          141,783
  Lucent Technologies,
    Inc.*+++                       275,300          801,123
  McAfee, Inc.*                     61,200        1,602,216
  Micron Technology, Inc.*          18,200          185,822
  Microsoft Corporation            179,100        4,448,844
  Motorola, Inc.                   402,600        7,351,476
  NCR Corporation*                   8,300          291,496

                                 SHARES          VALUE
                               -----------   --------------
  Novell, Inc.*+++                  25,400   $      157,480
  PerkinElmer, Inc.                  3,700           69,930
  Raytheon Co.                      22,900          895,848
  Reynolds & Reynolds Co.
    (The) Class A+++                 2,600           70,278
  Sandisk Corporation*+++            2,400           56,952
  Sanmina-SCI Corporation*          18,276           99,970
  Scientific-Atlanta, Inc.          20,000          665,400
  Seagate Technology               115,600        2,028,780
  Seagate Technology, Inc.+          4,600                0
  Siebel Systems, Inc.+++           27,200          242,080
  Solectron Corporation*            32,700          123,933
  Storage Technology
    Corporation*                     7,100          257,659
  Sun Microsystems, Inc.*           91,600          341,668
  Sybase, Inc.*+++                   6,400          117,440
  Synopsys, Inc.*+++                40,800          680,136
  Tellabs, Inc.*                    29,466          256,354
  Unisys Corporation*               19,400          122,802
  Veritas Software
    Corporation*                    21,600          527,040
  Vishay Intertechnology,
    Inc.*                           10,900          129,383
                                             --------------
                                                 56,511,103
                                             --------------
UTILITIES -- 10.6%
  AES Corporation (The)*            97,200        1,592,136
  AGL Resources, Inc.                3,800          146,870
  Allegheny Energy, Inc.*+++         9,600          242,112
  Alliant Energy Corporation         6,600          185,790
  Alltel Corporation+++             18,500        1,152,180
  Ameren Corporation+++             12,800          707,840
  American Electric Power
    Co., Inc.+++                   266,500        9,825,855
  Aqua America, Inc.+++              5,525          164,314
  AT&T Corporation                 345,060        6,569,942
  Atmos Energy Corporation+++        3,600          103,680
  BellSouth Corporation            136,200        3,618,834
  Centerpoint Energy, Inc.+++       21,500          284,015
  CenturyTel, Inc.                   8,900          308,207
  Cinergy Corporation               13,200          591,624
  Citizens Communications
    Co.                             19,400          260,736
  CMS Energy Corporation*           14,800          222,888
  Comcast Corporation Class
    A*                             357,063       10,961,834
  Consolidated Edison,
    Inc.+++                         16,200          758,808
  Constellation Energy Group,
    Inc.+++                         10,700          617,283
  Dominion Resources, Inc.+++       22,019        1,615,974
  DPL, Inc.                          9,100          249,795
  DTE Energy Co.                    30,200        1,412,454
  Duke Energy Corporation+++       237,700        7,066,821
  Edison International              19,900          806,945
  Energen Corporation+++            25,800          904,290
  Energy East Corporation+++         8,700          252,126
  Entergy Corporation              183,300       13,848,315
  Exelon Corporation+++            150,374        7,718,697
  FirstEnergy Corporation           21,612        1,039,753
  FPL Group, Inc.                   24,500        1,030,470
  Great Plains Energy,
    Inc.+++                          4,100          130,749

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Hawaiian Electric
    Industries, Inc.+++              4,800   $      128,688
  KeySpan Corporation               97,300        3,960,110
  Kinder Morgan, Inc.                  900           74,880
  MCI, Inc.*                        17,000          437,070
  MDU Resources Group, Inc.         47,750        1,345,118
  National Fuel Gas Co.+++           4,300          124,313
  Nextel Communications, Inc.
    Class A*                        44,800        1,447,488
  NiSource, Inc.                    15,700          388,261
  Nortel Networks
    Corporation*+++              1,288,500        3,362,985
  Northeast Utilities               29,800          621,628
  NSTAR                              6,200          191,146
  NTL, Inc.*                         4,900          335,258
  OGE Energy Corporation+++          5,200          150,488
  Oneok, Inc.                        6,100          199,165
  Pepco Holdings, Inc.+++           58,898        1,410,018
  PG&E Corporation                  23,800          893,452
  Piedmont Natural Gas Co.,
    Inc.+++                          3,100           74,462
  Pinnacle West Capital
    Corporation                      5,400          240,030
  PNM Resources, Inc.                4,900          141,169
  PPL Corporation+++               135,200        8,028,176
  Progress Energy, Inc.+++          16,300          737,412
  Progress Energy, Inc.
    Contingent Value
    Obligation*+                     3,100            1,209
  Public Service Enterprise
    Group, Inc.+++                  14,600          887,972
  Puget Energy, Inc.                 5,900          137,942
  Questar Corporation                4,500          296,550
  Qwest Communications
    International, Inc.*            91,700          340,207
  SBC Communications, Inc.         210,000        4,987,500
  SCANA Corporation                  6,600          281,886
  Sempra Energy                     80,400        3,321,324
  Southern Co. (The)+++             48,200        1,671,094
  Southern Union Co.*                4,700          115,385
  Sprint Corporation                87,100        2,185,339
  TECO Energy, Inc.                 11,600          219,356
  Telephone & Data Systems,
    Inc.                             5,600          228,536
  TXU Corporation                   61,300        5,093,417
  UGI Corporation                    7,600          212,040
  US Cellular Corporation*             500           24,970
  Vectren Corporation+++             4,500          129,285
  Verizon Communications,
    Inc.                           850,324       29,378,695
  Westar Energy, Inc.                5,100          122,553
  Western Gas Resources,
    Inc.+++                            900           31,410
  Wisconsin Energy
    Corporation                      7,000          273,000
  WPS Resources
    Corporation+++                   2,200          123,750

                                 SHARES          VALUE
                               -----------   --------------
  Xcel Energy, Inc.+++              26,540   $      518,061
                                             --------------
                                                149,264,135
                                             --------------
TOTAL COMMON STOCKS
  (Cost $1,126,055,812)                       1,336,826,842
                                             --------------
SHORT-TERM INVESTMENTS -- 15.1%
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                 48,669,178       48,669,178
  Northern Institutional
    Liquid Assets
    Portfoliosec.              163,275,774      163,275,774
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $211,944,952)                           211,944,952
                                             --------------

                                   PAR
                                ----------
U.S. TREASURY OBLIGATION -- 0.3%
  U.S. Treasury Bill
    2.81%, 07/14/05++++
    (Cost $4,845,087)           $4,850,000        4,845,634
                                             --------------
                                  SHARES
                                ----------
PREFERRED STOCK -- 0.0%
FINANCIAL SERVICES
  Simon Property Group, L.P.
  REIT 6.00%
  (Cost $30,524)                       570           35,340
                                             --------------
TOTAL INVESTMENTS -- 110.7%
  (Cost $1,342,876,375)                       1,553,652,768

LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (10.7%)                      (150,452,161)
                                             --------------
NET ASSETS -- 100.0%                         $1,403,200,607
                                             ==============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Auto & Transportation                              2.5
Consumer Discretionary                            10.2
Consumer Staples                                   3.1
Financial Services                                32.0
Futures Contracts                                  3.2
Healthcare                                         9.3
Integrated Oils                                    9.9
Materials & Processing                             4.4
Other                                              1.1
Other Energy                                       2.9
Producer Durables                                  5.3
Short-Term Investments                            15.1
Technology                                         4.0
U.S. Treasury Obligations                          0.3
Utilities                                         10.6
                                                 -----
                                                 113.9
                                                 =====

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

GROWTH EQUITY FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           5.38%         5.15%         4.92%          1.68%          N/A                 N/A
  Since Inception                    0.47%         0.33%         0.08%         (1.04)%       4.38%(1)           2.64%(1)
  Inception Date                    08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                RUSSELL 1000(R) GROWTH INDEX**
                                                                         ---------                ------------------------------
Aug 27 2001                                                                10000                              10000
                                                                            9492                               9481
Sep 2001                                                                    8506                               8535
                                                                            8945                               8982
                                                                            9837                               9845
Dec 2001                                                                    9812                               9827
                                                                            9642                               9653
                                                                            9266                               9253
Mar 2002                                                                    9642                               9573
                                                                            8858                               8791
                                                                            8619                               8579
Jun 2002                                                                    7954                               7785
                                                                            7345                               7357
                                                                            7351                               7379
Sep 2002                                                                    6566                               6614
                                                                            7207                               7220
                                                                            7646                               7612
Dec 2002                                                                    7050                               7087
                                                                            6874                               6915
                                                                            6861                               6883
Mar 2003                                                                    7043                               7011
                                                                            7577                               7529
                                                                            7966                               7905
Jun 2003                                                                    8060                               8014
                                                                            8286                               8214
                                                                            8506                               8418
Sep 2003                                                                    8336                               8328
                                                                            8864                               8795
                                                                            8845                               8888
Dec 2003                                                                    9134                               9195
                                                                            9272                               9383
                                                                            9353                               9442
Mar 2004                                                                    9309                               9267
                                                                            9247                               9159
                                                                            9460                               9330
Jun 2004                                                                    9630                               9447
                                                                            9065                               8913
                                                                            9052                               8869
Sep 2004                                                                    9278                               8953
                                                                            9341                               9093
                                                                            9843                               9405
Dec 2004                                                                   10251                               9774
                                                                            9799                               9448
                                                                            9755                               9549
Mar 2005                                                                    9648                               9375
                                                                            9548                               9196
                                                                           10169                               9641
Jun 2005                                                                   10126                               9606

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Growth Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 1000(R) Growth Index is a large-cap index consisting of those Russell 1000(R) Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
---------------
(1) Non-annualized.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                   SHARES          VALUE
-------------                ------------   --------------
COMMON STOCKS -- 97.2%
AUTO & TRANSPORTATION -- 0.9%
  FedEx Corporation               160,058   $   12,966,299
                                            --------------
CONSUMER DISCRETIONARY -- 28.1%
  Amazon.com, Inc.*               511,700       16,927,036
  Apollo Group, Inc. Class
    A*                            451,300       35,300,686
  Bed Bath & Beyond, Inc.*        175,800        7,344,924
  Carnival Corporation             85,000        4,636,750
  Coach, Inc.*                    146,000        4,901,220
  eBay, Inc.*                   1,047,200       34,568,072
  Electronic Arts, Inc.*          225,100       12,742,911
  Gillette Co. (The)              111,600        5,650,308
  Google, Inc.*                   183,629       54,014,469
  Harman International
    Industries, Inc.               26,685        2,171,092
  Iron Mountain, Inc.*             94,500        2,931,390
  Kohl's Corporation*             143,400        8,017,494
  Lowe's Cos., Inc.               558,474       32,514,356
  Marriott International,
    Inc. Class A                  170,000       11,597,400
  Nike, Inc. Class B              218,761       18,944,703
  Penney (JC) Co., Inc.           253,700       13,339,546
  Pixar, Inc.*                    285,600       14,294,280
  Scripps Co. (E.W.) Class
    A                             125,000        6,100,000
  Starbucks Corporation*          648,789       33,516,440
  Target Corporation              326,896       17,786,411
  Univision Communications,
    Inc. Class A*                 160,000        4,408,000
  Wal-Mart Stores, Inc.           131,900        6,357,580
  XM Satellite Radio
    Holdings, Inc. Class A*       415,305       13,979,166
  Yahoo!, Inc.*                 1,058,000       36,659,700
  Yum! Brands, Inc.               200,321       10,432,718
                                            --------------
                                               409,136,652
                                            --------------
CONSUMER STAPLES -- 5.8%
  CVS Corporation                 166,527        4,840,940
  PepsiCo, Inc.                   301,613       16,265,989
  Procter & Gamble Co.            455,446       24,024,777
  Walgreen Co.                    697,252       32,066,619
  Wrigley (W.M.), Jr. Co.         109,000        7,503,560
                                            --------------
                                                84,701,885
                                            --------------
FINANCIAL SERVICES -- 12.0%
  AFLAC, Inc.                     231,400       10,014,992
  American International
    Group, Inc.                    77,400        4,496,940
  Capital One Financial
    Corporation                   201,600       16,130,016
  Chicago Mercantile
    Exchange Holdings,
    Inc.                           23,246        6,869,193
  Citigroup, Inc.                 385,516       17,822,405
  Commerce Bancorp, Inc.          294,680        8,931,751
  Countrywide Financial
    Corporation                   279,687       10,798,715
  Franklin Resources, Inc.        126,200        9,714,876
  Goldman Sachs Group,
    Inc.                           15,207        1,551,418

                                SHARES          VALUE
                             ------------   --------------
  Lazard, Ltd. Class A*            71,800   $    1,669,350
  Lehman Brothers Holdings,
    Inc.                            1,000           99,280
  Merrill Lynch & Co.,
    Inc.                          146,700        8,069,967
  Moody's Corporation             182,100        8,187,216
  Progressive Corporation
    (The)                         334,595       33,061,331
  SLM Corporation                 323,571       16,437,407
  UBS AG                          113,673        8,849,443
  UCBH Holdings, Inc.              81,794        1,328,335
  Wells Fargo & Co.                 3,834          236,098
  Zions Bancorporation            136,600       10,044,198
                                            --------------
                                               174,312,931
                                            --------------
HEALTHCARE -- 24.9%
  Abbott Laboratories             324,800       15,918,448
  Aetna, Inc.                     123,940       10,264,711
  Allergan, Inc.                  116,000        9,887,840
  Amgen, Inc.*                    334,600       20,229,916
  Biogen Idec, Inc.*              119,400        4,113,330
  Eli Lilly & Co.                 101,400        5,648,994
  Genentech, Inc.*              1,120,601       89,961,847
  Genzyme Corporation*            185,500       11,146,695
  Gilead Sciences, Inc.*          148,000        6,510,520
  IVAX Corporation*               285,000        6,127,500
  Johnson & Johnson               322,164       20,940,660
  Medtronic, Inc.                 535,808       27,749,496
  Novartis AG ADR                 134,500        6,380,680
  PacifiCare Health
    Systems, Inc.*                 92,265        6,592,334
  Patterson Cos., Inc.*           114,000        5,139,120
  Pfizer, Inc.                    550,075       15,171,069
  Quest Diagnostics, Inc.         121,370        6,465,380
  Sanofi-Aventis ADR              198,110        8,120,529
  Stryker Corporation             164,300        7,814,108
  Teva Pharmaceutical
    Industries, Ltd. ADR          388,500       12,097,890
  UnitedHealth Group, Inc.        849,380       44,286,673
  Wyeth                           119,000        5,295,500
  Zimmer Holdings, Inc.*          221,130       16,843,472
                                            --------------
                                               362,706,712
                                            --------------
INTEGRATED OILS -- 0.3%
  ConocoPhillips                   80,000        4,599,200
                                            --------------
MATERIALS & PROCESSING -- 0.3%
  St. Joe Co. (The)                49,943        4,072,352
                                            --------------
OTHER -- 2.7%
  General Electric Co.          1,117,538       38,722,692
                                            --------------
OTHER ENERGY -- 1.1%
  Canadian Natural
    Resources, Ltd.                36,833        1,339,985
  Noble Corporation                80,000        4,920,800
  Schlumberger, Ltd.               61,200        4,647,528
  Smith International, Inc.        71,200        4,535,440
                                            --------------
                                                15,443,753
                                            --------------

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                SHARES          VALUE
                             ------------   --------------
PRODUCER DURABLES -- 4.1%
  Boeing Co. (The)                125,000   $    8,250,000
  Caterpillar, Inc.                98,368        9,375,454
  KB HOME                          65,212        4,971,111
  Lennar Corporation Class
    A                             124,406        7,893,561
  Lockheed Martin
    Corporation                    88,708        5,754,488
  MDC Holdings, Inc.               60,538        4,979,251
  Toll Brothers, Inc.*             27,195        2,761,652
  United Technologies
    Corporation                   316,202       16,236,972
                                            --------------
                                                60,222,489
                                            --------------
TECHNOLOGY -- 16.6%
  Adobe Systems, Inc.             287,703        8,234,060
  Apple Computer, Inc.*           143,000        5,263,830
  Cisco Systems, Inc.*          1,234,201       23,585,581
  Corning, Inc.*                  265,000        4,404,300
  Dell, Inc.*                   1,008,000       39,826,081
  General Dynamics
    Corporation                    59,517        6,519,492
  Intel Corporation               597,791       15,578,433
  Juniper Networks, Inc.*         386,500        9,732,070
  Marvell Technology Group,
    Ltd.*                         275,800       10,491,432
  Maxim Integrated
    Products, Inc.                355,900       13,598,939
  NCR Corporation*                165,000        5,794,800
  Network Appliance, Inc.*        768,200       21,717,014
  Oracle Corporation*             882,900       11,654,280
  Qualcomm, Inc.                  976,709       32,241,164
  Red Hat, Inc.*                  305,200        3,998,120
  Seagate Technology, Inc.+         5,600                0
  Symantec Corporation*           379,300        8,245,982
  Texas Instruments, Inc.         360,000       10,105,200
  Xilinx, Inc.                    434,600       11,082,300
                                            --------------
                                               242,073,078
                                            --------------
UTILITIES -- 0.4%
  TXU Corporation                  65,960        5,480,616
                                            --------------
TOTAL COMMON STOCKS
  (Cost $1,155,995,855)                      1,414,438,659
                                            --------------

                                SHARES          VALUE
                             ------------   --------------
SHORT-TERM INVESTMENTS -- 12.5%
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                55,589,310   $   55,589,310
  Northern Institutional
    Liquid Assets Portfolio
    sec.                      127,001,898      127,001,898
                                            --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $182,591,208)                          182,591,208
                                            --------------
                                 PAR
                             ------------
U.S. TREASURY OBLIGATION -- 0.3%
  U.S. Treasury Bill
    2.81%, 07/14/05++++
    (Cost $4,810,123)        $  4,815,000        4,810,666
                                            --------------
TOTAL INVESTMENTS -- 110.0%
  (Cost $1,343,397,186)                      1,601,840,533

LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (10.0%)                     (145,703,652)
                                            --------------
NET ASSETS -- 100.0%                        $1,456,136,881
                                            ==============

PORTFOLIO SUMMARY (UNAUDITED)+

                                                 VALUE(%)
                                                 --------
Auto & Transportation                                0.9
Consumer Discretionary                              28.1
Consumer Staples                                     5.8
Financial Services                                  12.0
Futures Contracts                                    3.8
Healthcare                                          24.9
Integrated Oils                                      0.3
Materials & Processing                               0.3
Other                                                2.7
Other Energy                                         1.1
Producer Durables                                    4.1
Short-Term Investments                              12.5
Technology                                          16.6
U.S. Treasury Obligations                            0.3
Utilities                                            0.4
                                                  ------
                                                   113.8
                                                  ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           9.88%         9.76%         9.48%          9.45%          N/A                 N/A
  Since Inception                    7.65%         7.48%         7.24%          9.09%        7.50%(1)           7.07%(1)
  Inception Date                    08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                         GS4 CLASS                   RUSSELL 2000(R) INDEX**
                                                                         ---------                   -----------------------
Aug 27 2001                                                                10000                              10000
                                                                            9770                               9748
Sep 2001                                                                    8317                               8436
                                                                            8845                               8929
                                                                            9541                               9621
Dec 2001                                                                   10084                              10214
                                                                           10000                              10108
                                                                            9656                               9831
Mar 2002                                                                   10543                              10621
                                                                           10497                              10718
                                                                           10122                              10242
Jun 2002                                                                    9587                               9734
                                                                            8125                               8264
                                                                            8148                               8243
Sep 2002                                                                    7445                               7651
                                                                            7682                               7896
                                                                            8363                               8601
Dec 2002                                                                    7842                               8122
                                                                            7636                               7897
                                                                            7429                               7659
Mar 2003                                                                    7506                               7757
                                                                            8233                               8493
                                                                            9021                               9404
Jun 2003                                                                    9220                               9574
                                                                            9663                              10173
                                                                           10168                              10640
Sep 2003                                                                    9923                              10443
                                                                           10773                              11320
                                                                           11125                              11722
Dec 2003                                                                   11469                              11960
                                                                           11867                              12480
                                                                           11951                              12591
Mar 2004                                                                   11974                              12709
                                                                           11484                              12061
                                                                           11630                              12253
Jun 2004                                                                   12020                              12769
                                                                           11316                              11909
                                                                           11209                              11848
Sep 2004                                                                   11660                              12404
                                                                           11867                              12648
                                                                           12762                              13745
Dec 2004                                                                   13177                              14152
                                                                           12801                              13562
                                                                           13073                              13791
Mar 2005                                                                   12657                              13397
                                                                           12082                              12629
                                                                           12785                              13456
Jun 2005                                                                   13193                              13975

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 2000(R) Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 2000(R) Index is a small-cap equity index comprised of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.
---------------
(1) Non-annualized.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                     SHARES          VALUE
-------------                   -----------   -------------
COMMON STOCKS -- 95.5%
AUTO & TRANSPORTATION -- 4.1%
  Aftermarket Technology             13,100   $     228,333
    Corporation*
  Airtran Holdings, Inc.*+++         36,441         336,350
  Arkansas Best Corporation+++       24,100         766,621
  Autoliv, Inc.                      37,400       1,638,120
  Dana Corporation                   23,700         355,737
  Excel Maritime Carriers,           27,620         412,919
    Ltd.*+++
  ExpressJet Holdings,               77,600         660,376
    Inc.*+++
  Genesee & Wyoming, Inc.            15,200         413,592
    Class A*+++
  Old Dominion Freight Line,         31,675         849,840
    Inc.*+++
  OMI Corporation+++                 93,700       1,781,238
  Overnite Corporation               18,700         803,726
  P.A.M. Transportation              17,000         285,770
    Services, Inc.*+++
  Pacer International, Inc.*         32,400         705,996
  Pinnacle Airlines                  47,582         408,729
    Corporation*+++
  Republic Airways Holdings,         65,748         950,059
    Inc.*+++
  Sea Containers, Ltd. Class         54,100         863,977
    A+++
  Teekay Shipping                    32,400       1,422,360
    Corporation+++
  Tenneco Automotive, Inc.*          23,900         397,696
  Thor Industries, Inc.+++           18,000         565,740
  Titan International, Inc.+++       80,700       1,128,186
  TRW Automotive Holdings            56,100       1,375,011
    Corporation*
  Tsakos Energy Navigation,          18,500         717,245
    Ltd.
  UTI Worldwide, Inc.+++             24,650       1,716,133
  Vitran Corporation, Inc.*          61,661         974,244
  Wabash National                    64,692       1,567,487
    Corporation+++
  Winnebago Industries,              27,800         910,450
    Inc.+++
                                              -------------

                                                 22,235,935
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
CONSUMER DISCRETIONARY -- 17.6%
  A.C. Moore Arts & Crafts,          15,800   $     499,438
    Inc.*+++
  Aaron Rents, Inc.+++               36,050         897,285
  Activision, Inc.*                  44,000         726,880
  Advance Auto Parts, Inc.*          14,000         903,700
  Advisory Board Co. (The)*+++       17,500         852,950
  Aeropostale, Inc.*                 16,350         549,360
  American Eagle Outfitters,         29,100         891,915
    Inc.
  American Woodmark                   7,100         213,071
    Corporation
  Arbitron, Inc.                     10,900         467,610
  Ashworth, Inc.*+++                  8,700          78,387
  Blyth, Inc.                        23,000         645,150
  Brightpoint, Inc.*+++              38,600         856,534
  Brinker International, Inc.*       15,100         604,755
  Carmike Cinemas, Inc.               8,500         260,780
  CEC Entertainment, Inc.*           28,400       1,195,356
  Central Garden & Pet Co.*          20,000         982,400
  Children's Place Retail            18,800         877,396
    Stores, Inc.*
  Circuit City Stores, Inc.+++       38,900         672,581
  CKE Restaurants, Inc.+++           41,800         581,856
  Coinstar, Inc.*+++                 30,100         682,969
  Computer Learning Centers*         24,439               2
  Consolidated Graphics, Inc.*       15,900         648,243
  Corinthian Colleges,               61,100         780,247
    Inc.*+++
  Corporate Executive Board          26,700       2,091,411
    Co.+++
  CoStar Group, Inc.*+++             29,750       1,297,100
  CRA International, Inc.*           11,000         592,350
  Ctrip.com International,           11,900         605,472
    Ltd. ADR+++
  Darden Restaurants, Inc.           40,300       1,329,094
  Dave & Buster's, Inc.*+++         100,073       1,845,346
  Deckers Outdoor                    11,700         287,820
    Corporation*+++
  Dollar Thrifty Automotive          30,849       1,171,645
    Group, Inc.*
  Dress Barn, Inc.*+++                8,400         190,092
  DTS, Inc.*+++                       6,550         116,787
  EarthLink, Inc.*+++               103,100         892,846
  Educate, Inc.*+++                  38,900         550,435
  Education Management               92,700       3,126,770
    Corporation*
  Electronics Boutique                8,200         520,618
    Holdings Corporation*
  Entercom Communications            25,400         845,566
    Corporation*+++
  Entravision Communications        211,658       1,648,816
    Corporation Class A*
  Gaylord Entertainment Co.*         19,200         892,608
  Getty Images, Inc.*+++             16,500       1,225,290
  Gildan Activewear, Inc.*            3,200          84,320
  Global Imaging Systems,            56,159       1,789,226
    Inc.*+++
  Greenfield Online, Inc.*+++        51,900         630,585
  GSI Commerce, Inc.*+++             12,850         215,238
  Guitar Center, Inc.*                8,300         484,471
  Handleman Co.+++                   70,600       1,165,606
  Harris Interactive, Inc.*         218,144       1,062,361
  Helen of Troy, Ltd.*+++            36,300         924,198
  Herbalife, Ltd.*                   34,500         745,545
  Hibbett Sporting Goods,            15,200         575,168
    Inc.*
  Hot Topic, Inc.*+++                21,600         412,992
  Image Entertainment, Inc.*         25,200          70,812
  Insight Enterprises, Inc.*         59,600       1,202,728
  Inter Parfums, Inc.+++              8,100         157,059
  Jack in the Box, Inc.*             29,100       1,103,472
  Jackson Hewitt Tax Service,        26,400         624,096
    Inc.
  Jakks Pacific, Inc.*+++             6,100         117,181
  Jos. A. Bank Clothiers,             8,200         355,060
    Inc.*+++
  K-Swiss, Inc. Class A+++           26,700         863,478

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Kenneth Cole Productions,           5,300   $     164,936
    Inc. Class A+++
  Korn/Ferry International*+++       28,100         498,775
  Life Time Fitness, Inc.*+++        15,600         511,836
  Lions Gate Entertainment           35,100         360,126
    Corporation*+++
  LKQ Corporation*                    6,280         170,502
  Lodgenet Entertainment             29,900         496,041
    Corporation*+++
  Marchex, Inc. Class B*+++          33,800         508,352
  MarineMax, Inc.*+++                12,200         381,250
  Marvel Enterprises, Inc.*+++       41,000         808,520
  Monro Muffler Brake, Inc.*         18,000         531,180
  MSC Industrial Direct Co.,          7,400         249,750
    Inc. Class A
  Nautilus, Inc.+++                  22,600         644,100
  Navigant Consulting, Inc.*         33,100         584,546
  Netflix, Inc.*+++                  30,000         492,300
  Nu Skin Enterprises, Inc.           4,600         107,180
    Class A+++
  Oxford Industries, Inc.+++         10,800         464,940
  Pantry, Inc.*+++                   32,400       1,254,852
  Payless ShoeSource, Inc.*+++       50,400         967,680
  Perry Ellis International,         17,000         397,630
    Inc.*+++
  PetMed Express, Inc.*+++           18,500         142,635
  PF Chang's China Bistro,            8,100         477,738
    Inc.*+++
  Phillips-Van Heusen                22,800         745,332
    Corporation
  Prestige Brands Holdings,          32,500         633,750
    Inc.*
  Primedia, Inc.*+++                 64,700         262,035
  ProQuest Co.*                       5,200         170,508
  Quicksilver, Inc.*+++              28,000         447,440
  Radio One, Inc. Class D*+++        43,400         554,218
  Rare Hospitality                   20,350         620,065
    International, Inc.*+++
  Red Robin Gourmet Burgers,         10,200         632,196
    Inc.*+++
  Regent Communications,            254,822       1,495,805
    Inc.*+++
  Republic Services, Inc.            21,600         777,816
  Resources Connection,              85,100       1,976,873
    Inc.*+++
  Ruby Tuesday, Inc.+++              19,966         517,119
  Rush Enterprises, Inc. Class       54,981         733,447
    A*+++
  Russell Corporation                19,000         388,550
  SCP Pool Corporation+++            81,525       2,860,711
  Select Comfort                    208,257       4,462,947
    Corporation*+++
  SM&A*+++                          215,083       1,929,295
  Source Interlink Cos., Inc.*       51,200         633,344
  Spanish Broadcasting               18,600         185,814
    Systems, Inc. Class A*
  Sportsman's Guide, Inc.*           10,400         195,000
  Stage Stores, Inc.*                26,200       1,142,320
  Stanley Furniture Co.,             28,700         704,872
    Inc.+++
  Steiner Leisure, Ltd.*+++          18,000         667,260

                                  SHARES          VALUE
                                -----------   -------------

  Strayer Education, Inc.+++          4,600         396,796
  Tech Data Corporation*             23,900         874,979
  Tempur-Pedic International,        34,300         760,774
    Inc.*+++
  Texas Roadhouse, Inc. Class        10,400         361,400
    A*+++
  THQ, Inc.*+++                      22,200         649,794
  Timberland Co. Class A*            19,800         766,656
  Tommy Hilfiger Corporation*        17,100         235,296
  Toro Co.                           23,000         888,030
  Tractor Supply Co.*                11,400         559,740
  Tuesday Morning                    27,800         876,256
    Corporation+++
  UniFirst Corporation+++            11,400         462,156
  United Natural Foods,              55,300       1,679,461
    Inc.*+++
  United Online, Inc.+++             71,700         778,662
  United Stationers, Inc.*            6,100         299,510
  Universal Electronics, Inc.*       76,885       1,275,522
  Universal Technical                 7,500         249,000
    Institute, Inc.*+++
  Warnaco Group, Inc. (The)*         69,620       1,618,665
  WESCO International,               20,500         643,290
    Inc.*+++
  West Corporation*                  37,700       1,447,680
  Whirlpool Corporation               9,400         659,034
                                              -------------

                                                 95,116,814
                                              -------------
CONSUMER STAPLES -- 1.8%
  Casey's General Stores,             5,900   $     116,938
    Inc.+++
  Chiquita Brands                    64,600       1,773,916
    International, Inc.+++
  Flowers Foods, Inc.                18,700         661,232
  J & J Snack Foods                  37,476       1,961,869
    Corporation
  John B. Sanfillippo &              30,800         710,248
    Son*+++
  Long's Drug Stores                 14,500         624,225
    Corporation+++
  NBTY, Inc.*                        23,700         614,778
  Ruddick Corporation                43,100       1,100,343
  Sanderson Farms, Inc.              23,600       1,072,384
  Smart & Final, Inc.*               21,800         267,050
  Smithfield Foods, Inc.*            21,800         594,486
                                              -------------
                                                  9,497,469
                                              -------------
FINANCIAL SERVICES -- 21.5%
  A.G. Edwards, Inc.+++              36,800       1,661,520
  Accredited Home Lenders            47,400       2,085,600
    Holding Co.*+++
  Affiliated Managers Group,         21,500       1,469,095
    Inc.*+++
  Alliance Data Systems              97,300       3,946,487
    Corporation*+++
  Amegy Bancorp, Inc.                16,400         367,032
  American Home Mortgage             29,500       1,031,320
    Investment Corporation
    REIT+++
  American Safety Insurance           7,200         109,584
    Holdings, Ltd.*
  AmeriCredit Corporation*+++        35,600         907,800
  Argonaut Group, Inc.*+++           33,000         761,970

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Asset Acceptance Capital           15,000   $     388,650
    Corporation*
  Assurant, Inc.+++                  21,400   $     772,540
  Assured Guaranty, Ltd.             42,200         985,792
  Asta Funding, Inc.+++              37,700       1,047,306
  Astoria Financial                  31,200         888,264
    Corporation
  Axis Capital Holdings, Ltd.        46,300       1,310,290
  Banco Latinoamericano de           53,400         958,530
    Exportaciones SA
  Bank of Hawaii Corporation         27,800       1,410,850
  BankUnited Financial               11,500         310,960
    Corporation Class A
  Bristol West Holdings,              5,100          93,330
    Inc.+++
  Brookline Bancorp, Inc.+++        109,823       1,785,722
  Cardinal Financial                 27,500         258,225
    Corporation*+++
  CB Richard Ellis Group, Inc.       25,600       1,122,816
    Class A*
  CCC Information Services           34,900         835,855
    Group*+++
  Ceres Group, Inc.*                 31,000         188,480
  City National Corporation          15,700       1,125,847
  Cohen & Steers, Inc.+++            36,000         741,960
  Colonial BancGroup, Inc.           73,200       1,614,792
  Columbia Bancorp+++                 5,800         110,200
  Commerce Bancshares, Inc.+++       15,225         767,492
  Commerce Group, Inc.               24,000       1,490,640
  Commercial Capital Bancorp,        15,600         260,676
    Inc.
  CompuCredit Corporation*+++        39,300       1,347,204
  Corus Bankshares, Inc.              6,100         338,489
  CVB Financial Corporation+++       35,746         703,481
  Digital Insight Corporation*        8,000         191,360
  Donegal Group, Inc. Class A         6,133         122,415
  Doral Financial                    75,100       1,242,154
    Corporation+++
  Downey Financial Corporation       20,500       1,500,600
  Dun & Bradstreet                   18,700       1,152,855
    Corporation*
  Eaton Vance Corporation            48,200       1,152,462
  Endurance Specialty                29,000       1,096,780
    Holdings, Ltd.
  EuroBancshares, Inc.*+++            3,600          57,780
  Euronet Worldwide, Inc.*+++        21,900         636,633
  Fair Isaac & Co., Inc.+++          35,800       1,306,700
  Fieldstone Investment              15,300         220,320
    Corporation REIT+++
  First Acceptance                   27,811         263,092
    Corporation*+++
  First American Corporation         38,700       1,553,418
  First Bancorp Puerto Rico+++       28,600       1,148,290
  First Cash Financial               23,500         502,195
    Services, Inc.*
  FirstFed Financial                 37,000       2,205,570
    Corporation*
  Flagstar Bancorp, Inc.+++          31,000         586,830
  Fremont General                    57,800       1,406,274
    Corporation+++
  GATX Corporation                   40,100       1,383,450
  Global Payments, Inc.+++           26,600       1,803,480
  Hanmi Financial                    30,359         506,995
    Corporation+++

                                  SHARES          VALUE
                                -----------   -------------
  HCC Insurance Holdings, Inc.       85,157       3,224,896
  HealthExtras, Inc.*+++             27,000         541,890
  Henry (Jack) & Associates,         65,200       1,193,812
    Inc.
  Hilb, Rogal & Hobbs Co.+++         80,482       2,768,581
  Huron Consulting Group,             8,400         197,820
    Inc.*
  Independence Community Bank        23,200         856,776
    Corporation
  IndyMac Bancorp, Inc.+++           36,900       1,502,937
  Infinity Property & Casualty       30,300       1,056,864
    Corporation
  Investment Technology Group,       66,600       1,399,932
    Inc.*
  Investors Financial Services       49,200       1,860,744
    Corporation+++
  iPayment, Inc.*                    14,300         522,236
  IPC Holdings, Ltd.                  2,700         106,974
  ITLA Capital Corporation*           2,000         107,800
  Jefferies Group, Inc.+++           21,100         799,479
  John H. Harland Co.+++             32,000       1,216,000
  Jones Lang LaSalle, Inc.*          26,900       1,189,787
  Kingsway Financial Services,        6,700         114,034
    Inc.
  LandAmerica Financial Group,       32,900       1,953,273
    Inc.+++
  Markel Corporation*                 4,700       1,593,300
  Max Re Capital, Ltd.                8,800         201,520
  Meadowbrook Insurance Group,       25,600         134,144
    Inc.*
  Metris Cos., Inc.*+++              47,100         681,066
  Municipal Mortgage & Equity        29,300         761,507
    LLC+++
  National Financial Partners         9,100         356,174
    Corporation
  National Interstate                12,700         254,889
    Corporation*
  Navigators Group, Inc.*             6,100         210,877
  NDCHealth Corporation+++           25,000         449,250
  Nelnet, Inc. Class A*+++           22,700         755,229
  New Century Financial              19,300         992,985
    Corporation REIT+++
  Nuveen Investments, Inc.           17,700         665,874
    Class A+++
  Ohio Casualty Corporation         113,771       2,750,983
  optionsXpress Holdings,            39,900         606,480
    Inc.+++
  Philadelphia Consolidated           5,100         432,276
    Holding Corporation*+++
  Phoenix Cos., Inc.+++              40,500         481,950
  Platinum Underwriters              57,000       1,813,740
    Holdings, Ltd.+++
  PMI Group, Inc. (The)+++           44,500       1,734,610
  Portfolio Recovery                 19,000         798,380
    Associates, Inc.*+++
  Primus Guaranty, Ltd.*+++          68,300         988,984
  PrivateBancorp, Inc.+++            31,961       1,130,780

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Provident Financial                 6,400   $     179,904
    Holdings, Inc.
  Providian Financial                43,500         766,905
    Corporation*+++
  PXRE Group, Ltd.                   16,300         411,086
  Quanta Capital Holdings,           65,400         407,442
    Ltd.*
  R&G Financial Corporation          68,200       1,206,458
    Class B+++
  Radian Group, Inc.                 55,100       2,601,822
  Republic First Bancorp,            12,992         175,392
    Inc.*
  Rewards Network, Inc.*+++          15,700          84,780
  Ryder System, Inc.                 25,900         947,940
  Saxon Capital, Inc. REIT           18,900         322,623
  Stancorp Financial Group,           8,200         627,956
    Inc.
  Stewart Information Services       32,400       1,360,800
    Corporation
  SVB Financial Group*+++            12,300         589,170
  Texas Capital Bancshares,          42,900         846,846
    Inc.*+++
  Texas United Bancshares,           15,037         273,673
    Inc.
  TierOne Corporation+++             39,900       1,082,487
  UCBH Holdings, Inc.+++             58,000         941,920
  UICI                               58,500       1,741,545
  United America Indemnity,          20,200         347,238
    Ltd. Class A*
  United Fire & Casualty             23,200       1,030,544
    Co.+++
  USI Holdings Corporation*+++      207,787       2,676,297
  Webster Financial                  19,500         910,455
    Corporation
  Westcorp                           10,800         566,136
  Wilmington Trust Corporation       16,900         608,569
  Wintrust Financial                 11,600         607,260
    Corporation+++
  World Acceptance                   48,500       1,457,425
    Corporation*
  Wright Express                     42,000         775,740
    Corporation*+++
  Zenith National Insurance          18,900       1,282,554
    Corporation+++
                                              -------------

                                                116,478,252
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
HEALTHCARE -- 11.6%
  Alpharma, Inc. Class A             85,200   $   1,232,844
  Amedisys, Inc.*+++                 24,100         886,398
  America Service Group, Inc.*       16,666         264,156
  American Dental Partners,          25,700         627,337
    Inc.*+++
  American Healthways,               12,150         513,581
    Inc.*+++
  American Pharmaceutical             7,900         325,875
    Partners, Inc.*+++
  AMERIGROUP Corporation*            22,000         884,400
  Analogic Corporation               16,600         835,312
  Angiotech Pharmaceuticals,         22,500         311,850
    Inc.*+++
  Arqule, Inc.*+++                   30,600         198,288
  Arthrocare Corporation*+++          3,350         117,049
  Aspreva Pharmaceuticals            20,000         309,800
    Corporation*+++
  Bio-Rad Laboratories, Inc.         19,400       1,148,674
    Class A*
  Biosite, Inc.*+++                  17,400         956,826
  Biovail Corporation*+++            29,700         460,944
  Cell Genesys, Inc.*+++             24,200         129,470
  Centene Corporation*               12,800         429,824
  Charles River Laboratories         11,600         559,700
    International, Inc.*
  Chattem, Inc.*                     12,400         513,360
  Conmed Corporation*                19,400         596,938
  Connetics Corporation*+++           4,600          81,144
  Corixa Corporation*+++            145,200         635,976
  Curis, Inc.*+++                    85,000         331,500
  CV Therapeutics, Inc.*+++          37,700         845,234
  Dade Behring Holdings, Inc.        19,500       1,267,695
  DaVita, Inc.*                      55,100       2,505,948
  Discovery Partners                 30,200          86,372
    International, Inc.*
  DJ Orthopedics, Inc.*              42,400       1,163,032
  Eclipsys Corporation*              33,500         471,345
  Enzon Pharmaceuticals,             25,700         166,536
    Inc.*+++
  ev3, Inc.*+++                      12,000         166,800
  Five Star Quality Care,             2,086               0
    Inc.*+
  Genesis HealthCare                 15,900         735,852
    Corporation*
  Genitope Corporation*+++           19,800         254,232
  Guilford Pharmaceuticals,          71,000         161,170
    Inc.*+++
  Haemonetics Corporation*           11,000         447,040
  Humana, Inc.*                      17,600         699,424
  I-Flow Corporation*+++             14,800         246,272
  Icon PLC ADR*                      49,675       1,723,723
  ICU Medical, Inc.*+++              59,290       1,907,359
  Immucor, Inc.*                     21,800         631,110
  Intralase Corporation*+++          28,700         563,094
  Intuitive Surgical, Inc.*+++       13,400         624,976
  IRIS International, Inc.*+++       17,600         313,280
  Kensey Nash Corporation*+++        12,100         365,904
  Kindred Healthcare, Inc.*+++       17,600         697,136
  King Pharmaceuticals, Inc.*        14,900         155,258
  Kyphon, Inc.*                       6,100         212,219
  LCA-Vision, Inc.                   24,310       1,178,063
  LHC Group, Inc.*                   10,300         187,254
  Ligand Pharmaceuticals, Inc.       26,500         184,175
    Class B*
  Magellan Health Services,          28,000         988,680
    Inc.*
  Matria Healthcare, Inc.*+++        10,200         328,746
  Medarex, Inc.*+++                 178,100       1,483,573
  Medicines Co.*+++                   7,850         183,612
  Mentor Corporation+++              15,300         634,644
  Nektar Therapeutics*+++            67,400       1,135,016
  Noven Pharmaceuticals,             51,090         893,053
    Inc.*+++
  OCA, Inc.*+++                      93,800         176,344
  Odyssey HealthCare, Inc.*          22,700         327,334
  Option Care, Inc.+++              186,591       2,630,932

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Orthofix International NV*         27,600   $   1,187,904
  Owens & Minor, Inc.+++             22,600         731,110
  Par Pharmaceutical Cos.,           50,622       1,610,286
    Inc.*+++
  Pediatrix Medical Group,           27,300       2,007,642
    Inc.*
  Pharmacyclics, Inc.*+++            27,000         202,770
  PolyMedica Corporation+++          24,600         877,236
  Protein Design Labs, Inc.*         33,300         672,993
  Psychiatric Solutions, Inc.*        8,100         394,551
  QLT, Inc.*+++                      96,800       1,008,656
  Radiation Therapy Services,        37,100         985,005
    Inc.*+++
  Regeneron Pharmaceuticals,         25,100         210,589
    Inc.*+++
  RehabCare Group, Inc.*              8,500         227,205
  Respironics, Inc.*                 33,600       1,213,296
  Savient Pharmaceuticals,           96,500         425,565
    Inc.*+++
  Shamir Optical Industry,           20,100         324,615
    Ltd.*
  Sierra Health Services,            13,200         943,272
    Inc.*
  Stereotaxis, Inc.*+++              57,500         461,725
  Stericycle, Inc.*+++               31,800       1,600,176
  Steris Corporation                  8,600         221,622
  SuperGen, Inc.*+++                 33,000         163,020
  SurModics, Inc.*+++                20,900         906,433
  Syneron Medical, Ltd.*+++           5,000         182,950
  Tanox, Inc.*+++                    23,600         276,592
  Taro Pharmaceuticals               30,062         873,902
    Industries, Ltd.*
  Techne Corporation*                14,300         656,513
  TriPath Imaging, Inc.*+++         122,289       1,046,794
  United Surgical Partners           13,500         703,080
    International, Inc.*+++
  VCA Antech, Inc.*+++               78,900       1,913,325
  Ventana Medical Systems*+++        20,600         828,738
  WellCare Health Plans, Inc.*       18,300         649,833
  Wright Medical Group,               9,600         256,320
    Inc.*+++
                                              -------------

                                                 62,857,401
                                              -------------

INTEGRATED OILS -- 0.3%
  Giant Industries, Inc.*+++         38,100       1,371,600
  Petrocorp, Inc. Escrow                500               0
    Shares*+
                                              -------------

                                                  1,371,600
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
MATERIALS & PROCESSING -- 8.5%
  Agrium, Inc.+++                    74,600   $   1,462,906
  Aleris International,              30,000         676,500
    Inc.*+++
  Armor Holdings, Inc.*+++           20,400         808,044
  Beacon Roofing Supply,             71,378       1,877,241
    Inc.*+++
  Bluegreen Corporation*             10,000         174,100
  Cabot Microelectronics              7,600         220,324
    Corporation*+++
  Century Aluminum Co.*              35,100         716,040
  Chicago Bridge & Iron Co. NV       37,600         859,536
  Cleveland-Cliffs, Inc.+++          27,101       1,565,354
  Commercial Metals Co.              68,636       1,634,910
  Drew Industries, Inc.*             31,337       1,422,700
  Eagle Materials, Inc.+++            6,800         629,612
  Eastman Chemical Co.               12,800         705,920
  ElkCorp                            98,262       2,805,380
  Energizer Holdings, Inc.*          10,700         665,219
  Energy Conversion Devices,         13,900         311,082
    Inc.*+++
  Forest City Enterprises,           13,300         944,300
    Inc. Class A
  Gibraltar Industries,              43,472         805,971
    Inc.+++
  Greif, Inc. Class A                15,900         971,490
  Griffon Corporation*+++            35,200         781,440
  H.B. Fuller Co.                    14,500         493,870
  Hexcel Corporation*+++            125,772       2,128,062
  Infrasource Services,              24,800         258,416
    Inc.*+++
  Lafarge North America, Inc.         2,900         181,076
  Lone Star Technologies,            14,200         646,100
    Inc.*
  Maverick Tube                      20,300         604,940
    Corporation*+++
  Methanex Corporation               90,200       1,485,594
  Michael Baker Corporation*          7,800         139,308
  Minerals Technologies, Inc.         3,700         227,920
  Mobile Mini, Inc.*+++              34,700       1,196,456
  Oregon Steel Mills, Inc.*+++       48,500         834,685
  Quanex Corporation                 22,300       1,182,123
  Reliance Steel & Aluminum          41,500       1,538,405
    Co.+++
  Royal Group Technologies,          16,700         182,865
    Ltd.*
  Ryerson Tull, Inc.+++              70,100       1,000,327
  Silgan Holdings, Inc.               6,900         388,056
  Southern Peru Copper                6,900         295,596
    Corporation+++
  St. Joe Co. (The)+++               18,700       1,524,798
  Steel Dynamics, Inc.+++            42,400       1,113,000
  Steel Technologies, Inc.+++        17,100         288,990
  Symyx Technologies*+++             20,200         565,196
  Texas Industries, Inc.+++          19,200       1,079,616
  Timken Co.                         47,200       1,090,320
  Trammell Crow Co.*+++              76,200       1,847,088
  Trex Co., Inc.*+++                 14,000         359,800
  USG Corporation*                    2,200          93,500
  Watsco, Inc.                       94,352       4,019,395
  Wellman, Inc.+++                   82,400         839,656
                                              -------------
                                                 45,643,227
                                              -------------
OTHER -- 0.3%
  Ritchie Bros. Auctioneers,         14,400         555,120
    Inc.+++
  Walter Industries, Inc.+++         31,000       1,246,200
                                              -------------
                                                  1,801,320
                                              -------------
OTHER ENERGY -- 5.6%
  Brigham Exploration Co.*+++        11,700         106,821
  Carrizo Oil & Gas, Inc.*+++        14,400         245,664
  Chesapeake Energy                  30,300         690,840
    Corporation
  Denbury Resources, Inc.*           39,200       1,558,984
  Encore Acquisition Co.*+++         17,500         717,500

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Energy Partners, Ltd.*             43,900   $   1,150,619
  Forest Oil Corporation*+++          7,600         319,200
  Foundation Coal Holdings,          14,700         381,318
    Inc.+++
  Frontier Oil Corporation           52,200       1,532,070
  Grey Wolf, Inc.*+++               301,692       2,235,538
  Houston Exploration Co.*            6,400         339,520
  Hydril Co.*                         9,400         510,890
  Key Energy Services, Inc.*         43,703         527,058
  KFX, Inc.*+++                      35,300         504,437
  Massey Energy Co.+++               89,726       3,384,464
  NRG Energy, Inc.*                  39,200       1,473,920
  Oil States International,           8,300         208,911
    Inc.*
  PetroKazakhstan, Inc.+++           35,300       1,291,274
  Petroquest Energy, Inc.*+++        35,900         235,863
  Pioneer Drilling Co.*              26,900         410,494
  Plains Exploration &               10,800         383,724
    Production Co.*
  Pride International, Inc.*        131,596       3,382,017
  Quicksilver Resources, Inc.*       16,000       1,022,880
  Remington Oil & Gas                33,000       1,178,100
    Corporation*+++
  Superior Energy Services,          24,100         428,980
    Inc.*
  Tesoro Corporation                 12,400         576,848
  TODCO Class A*                     32,800         841,976
  Toreador Resources                 13,500         327,915
    Corporation*+++
  Unit Corporation*                  27,350       1,203,674
  Universal Compression              31,000       1,123,440
    Holdings, Inc.*
  Veritas DGC, Inc.*+++              43,400       1,203,916
  W-H Energy Services, Inc.*         22,500         560,925
                                              -------------

                                                 30,059,780
                                              -------------

                                  SHARES          VALUE
                                -----------   -------------
PRODUCER DURABLES -- 8.8%
  Actuant Corporation Class A*       89,034   $   4,268,290
  AGCO Corporation*                  56,600       1,082,192
  Alamo Group, Inc.                  24,700         461,149
  Allied Defense Group, Inc.          4,300          98,986
    (The)*
  Argon ST, Inc.*+++                 20,000         710,000
  Arris Group, Inc.*                 42,900         373,659
  Astec Industries, Inc.*            23,556         546,264
  ASV, Inc.*+++                       8,600         348,644
  ATMI, Inc.*                         8,600         249,486
  Beazer Homes USA, Inc.+++          20,700       1,183,005
  Blount International, Inc.         11,400         190,266
    Class A*+++
  Bucyrus International, Inc.        10,000         379,800
    Class A
  Centex Corporation                 26,448       1,869,080
  Cognex Corporation                 21,500         563,085
  Cummins, Inc.+++                   12,700         947,547
  CUNO, Inc.*+++                      5,800         414,352
  Cymer, Inc.*+++                    27,300         719,355
  Dionex Corporation*+++              2,500         109,025
  Faro Technologies, Inc.*+++        16,500         449,790
  General Cable Corporation*          8,600         127,538
  Genlyte Group, Inc.*               69,276       3,376,512
  Headwaters, Inc.*+++               24,400         838,872
  HNI Corporation                    20,400       1,043,460
  Hovnanian Enterprises, Inc.        10,700         697,640
    Class A*
  Itron, Inc.*                       10,800         482,544
  Joy Global, Inc.                   25,500         856,545
  KB HOME+++                         18,200       1,387,386
  Lam Research Corporation*          23,100         668,514
  Littelfuse, Inc.*                  26,300         732,455
  M/I Homes, Inc.+++                 35,000       1,893,500
  Magnetek, Inc.*                    33,800          86,866
  MDC Holdings, Inc.                 10,140         834,015
  Measurement Specialties,           97,500       2,262,975
    Inc.*+++
  Meritage Homes                     17,100       1,359,450
    Corporation*+++
  Metrologic Instruments,               900          11,286
    Inc.*+++
  MTC Technologies, Inc.*            24,000         883,920
  Orbital Sciences                   62,400         617,760
    Corporation*+++
  Orleans Homebuilders,              32,300         757,758
    Inc.+++
  Park-Ohio Holdings                  8,400         140,028
    Corporation*
  Photon Dynamics, Inc.*+++          31,400         647,154
  Rofin-Sinar Technologies,           7,000         229,600
    Inc.*+++
  Roper Industries, Inc.              6,700         478,179
  Rudolph Technologies, Inc.*        24,700         353,951
  Ryland Group, Inc.                 53,732       4,076,647
  Sonic Solutions*+++                46,600         866,760
  Spectralink Corporation+++         50,800         534,416
  Standard-Pacific Corporation       30,600       2,691,270
  Teledyne Technologies, Inc.*       24,000         781,920
  Toll Brothers, Inc.*+++             8,400         853,020
  Varian Semiconductor                9,800         362,600
    Equipment Associates,
    Inc.*
  X-Rite, Inc.+++                   108,355       1,247,166
                                              -------------
                                                 47,145,682
                                              -------------
TECHNOLOGY -- 11.0%
  @Road, Inc.*+++                    21,200          56,392
  Alliance Semiconductor             95,900         244,545
    Corporation*
  Alvarion, Ltd.*+++                 48,700         565,894
  American Reprographics             21,000         337,890
    Co.*+++
  Anaren, Inc.*                      39,100         514,165
  Ansys, Inc.*                       21,200         752,812
  Anteon International               46,800       2,135,016
    Corporation*
  Avid Technology, Inc.*             11,600         618,048
  Avnet, Inc.*+++                    47,900       1,079,187
  Avocent Corporation*               20,000         522,800
  Benchmark Electronics, Inc.*        7,200         219,024
  Bottomline Technologies,           15,000         224,550
    Inc.*
  CACI International, Inc.           38,057       2,403,680
    Class A*
  CallWave, Inc.*+++                 27,400         137,000

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Catapult Communications            20,900   $     356,554
    Corporation*
  Coherent, Inc.*+++                  9,200         331,292
  CommScope, Inc.*+++                32,700         569,307
  Comtech Telecommunications*        33,300       1,086,579
  CSG Systems International,         48,700         924,326
    Inc.*
  Cypress Semiconductor              23,700         298,383
    Corporation*
  Digital River, Inc.*+++            23,200         736,600
  Emageon, Inc.*+++                  33,400         467,934
  Embarcadero Technologies,          54,100         303,501
    Inc.*
  Epicor Software                    84,600       1,116,720
    Corporation*+++
  Equinix, Inc.*+++                  22,450         972,983
  F5 Networks, Inc.*+++              12,900         609,332
  Filenet Corporation*               22,700         570,678
  FLIR Systems, Inc.*+++             26,600         793,744
  FormFactor, Inc.*+++               27,800         734,476
  Herley Industries, Inc.*+++        38,200         696,768
  Hutchinson Technology,             43,100       1,659,781
    Inc.*+++
  Imax Corporation*+++               72,700         722,638
  Informatica Corporation*           83,300         698,887
  Ingram Micro, Inc. Class A*        91,700       1,436,022
  Innovative Solutions &              6,300         211,491
    Support, Inc.*+++
  Integrated Circuit Systems,        25,900         534,576
    Inc.*
  Integrated Device                  52,900         568,675
    Technology, Inc.*
  Intergraph Corporation*+++         47,400       1,633,404
  Ixia*                              11,400         221,616
  j2 Global Communications,          31,600       1,088,304
    Inc.*+++
  Komag, Inc.*+++                    31,300         887,981
  Lionbridge Technologies,           94,829         642,941
    Inc.*+++
  Macromedia, Inc.*                  41,700       1,593,774
  Magma Design Automation,           45,000         376,200
    Inc.*+++
  Mantech International              14,500         450,080
    Corporation Class A*
  Mentor Graphics Corporation*       36,200         371,050
  Micros Systems, Inc.*               8,500         380,375
  Microsemi Corporation*             50,000         940,000
  Motive, Inc.*+++                   26,700         265,131
  Multi-Fineline Electronix,          7,800         143,520
    Inc.*+++
  Netgear, Inc.*                     32,300         600,780
  NeuStar, Inc. Class A*              2,900          74,240
  NU Horizons Electronics             7,400          47,360
    Corporation*
  O2Micro International, Ltd.*        8,800         123,640
  Omnivision Technologies,           15,900         216,081
    Inc.*+++
  Packeteer, Inc.*                   24,600         346,860

                                  SHARES          VALUE
                                -----------   -------------
  Park Electrochemical               12,300         309,960
    Corporation
  Pixelworks, Inc.*+++               64,500         553,410
  Portalplayer, Inc.*+++             16,000         333,120
  Power Intergrations, Inc.*         22,500         485,325
  Radisys Corporation*+++            73,577       1,188,269
  RADVision, Ltd.*                   24,500         325,605
  SafeNet, Inc.*+++                  50,400       1,716,624
  Sapient Corporation*               70,900         562,237
  ScanSoft, Inc.*+++                 13,400          50,652
  Semtech Corporation*+++            37,600         626,040
  Serena Software, Inc.*+++          51,500         993,950
  SI International, Inc.*+++         20,800         623,168
  Sigmatel, Inc.*+++                 21,600         370,656
  Sirf Technology Holdings,           3,050          53,924
    Inc.*
  Skyworks Solutions, Inc.*          48,700         358,919
  Spectrasite, Inc.*                 23,300       1,734,219
  SRA International, Inc.            22,800         791,616
    Class A*+++
  SS&C Technologies, Inc.+++         20,400         646,272
  Standard Microsystems               6,000         140,280
    Corporation*+++
  Stratasys, Inc.*+++                59,996       1,960,669
  Sybase, Inc.*+++                   57,900       1,062,465
  Synaptics, Inc.*+++                38,800         828,768
  TALX Corporation                    2,600          75,166
  Tekelec*                           29,700         498,960
  Tessera Technologies, Inc.*        17,200         574,652
  TIBCO Software, Inc.*              24,300         158,922
  Trident Microsystems,               8,700         197,403
    Inc.*+++
  Trimble Navigation, Ltd.*          22,700         884,619
  Versata, Inc.*                         17              13
  Viasat, Inc.*                      15,300         311,049
  Websense, Inc.*+++                 45,501       2,186,323
  Western Digital Corporation*       74,800       1,003,816
  Wind River Systems, Inc.*          49,600         777,728
                                              -------------

                                                 59,000,386
                                              -------------
UTILITIES -- 4.4%
  Alamosa Holdings, Inc.*            28,300   $     393,370
  Avista Corporation                 38,200         710,138
  Boston Communications Group,       20,900          43,054
    Inc.*+++
  CenturyTel, Inc.                   36,200       1,253,606
  CMS Energy Corporation*+++         73,900       1,112,934
  Commonwealth Telephone             22,500         942,975
    Enterprises, Inc.+++
  Empire District Electric            7,400         177,304
    Co.+++
  Energen Corporation                40,200       1,409,010
  Energy East Corporation            37,900       1,098,342
  Golden Telecom, Inc.+++            21,800         668,824
  IDT Corporation*                   62,200         823,528
  MDU Resources Group, Inc.          21,100         594,387
  NII Holdings, Inc. Class B*        20,650       1,320,361
  Northeast Utilities                68,600       1,430,996
  NSTAR                              22,800         702,924
  Oneok, Inc.                        19,900         649,735

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------

  Pepco Holdings, Inc.               72,300   $   1,730,862
  PNM Resources, Inc.                 9,100         262,171
  Premiere Global Services,          53,000         598,370
    Inc.*
  SCANA Corporation+++               30,500       1,302,655
  Sierra Pacific Resources*+++       84,500       1,052,025
  Southwestern Energy Co.*           21,000         986,580
  U.S. Unwired, Inc.*+++             61,200         356,184
  UGI Corporation                    56,600       1,579,140
  Western Wireless Corporation       11,500         486,450
    Class A*
  Wisconsin Energy                   48,800       1,903,200
    Corporation+++
                                              -------------

                                                 23,589,125
                                              -------------

TOTAL COMMON STOCKS
  (Cost $452,035,819)                           514,796,991
                                              -------------

SHORT-TERM INVESTMENTS -- 42.4%
  AB Funds Trust -- Money        24,268,547      24,268,547
    Market Fund (GS4
    Class)(inf)
  Northern Institutional        204,038,112     204,038,112
    Liquid Assets Portfolio
    sec.
                                              -------------

TOTAL SHORT-TERM INVESTMENTS
                                                228,306,659
  (Cost $228,306,659)
                                              -------------

                                    PAR
                                -----------
U.S. TREASURY OBLIGATION -- 0.4%
U.S. Treasury Bill
  2.81%, 07/14/05++++
  (Cost $1,987,984)             $ 1,990,000       1,988,209
                                              -------------

                                  SHARES
                                -----------
MUTUAL FUNDS -- 0.3%
  iShares Russell 2000
  (Cost $1,251,851)                  21,350       1,359,995
                                              -------------

TOTAL INVESTMENTS -- 138.6%
  (Cost $683,582,313)                           746,451,854
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (38.6%)                            (207,743,370)
                                              -------------

NET ASSETS -- 100.0%                          $ 538,708,484
                                              =============


PORTFOLIO SUMMARY (UNAUDITED)+

                                                 VALUE(%)
                                                 --------
Auto & Transportation                                4.1
Consumer Discretionary                              17.6
Consumer Staples                                     1.8
Financial Services                                  21.5
Futures Contracts                                    4.3
Healthcare                                          11.6
Integrated Oils                                      0.3
Materials & Processing                               8.5
Mutual Funds                                         0.3
Other                                                0.3
Other Energy                                         5.6
Producer Durables                                    8.8
Short-Term Investments                              42.4
Technology                                          11.0
U.S. Treasury Obligations                            0.4
Utilities                                            4.4
                                                  ------
                                                   142.9
                                                  ======

---------------
+ Based on net assets.

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

                                   GS2 CLASS*    GS4 CLASS*    GS6 CLASS*    BENCHMARK**    GS8 CLASS*    GS8 CLASS BENCHMARK**
                                   ----------    ----------    ----------    -----------    ----------    ---------------------
  One Year                           14.79%        14.59%        14.28%        16.47%          N/A                 N/A
  Since Inception                    8.34%         8.18%         7.69%          8.45%        6.35%(1)           7.59%(1)
  Inception Date                    08/27/01      08/27/01      08/27/01      08/27/01       11/08/04           11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.guidestone.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                                                                                                    MSCI ACWI(R) (ALL COUNTRY
                                                                         GS4 CLASS                     WORLD INDEX) EX-U.S.
                                                                         ---------                  -------------------------
Aug 27 2001                                                                10000                              10000
                                                                            9777                               9707
Sep 2001                                                                    8731                               8675
                                                                            9014                               8918
                                                                            9460                               9325
Dec 2001                                                                    9539                               9445
                                                                            9203                               9039
                                                                            9375                               9104
Mar 2002                                                                    9891                               9594
                                                                            9994                               9651
                                                                           10149                               9748
Jun 2002                                                                    9728                               9324
                                                                            8773                               8414
                                                                            8765                               8413
Sep 2002                                                                    7939                               7519
                                                                            8274                               7922
                                                                            8541                               8302
Dec 2002                                                                    8400                               8033
                                                                            8061                               7750
                                                                            7887                               7592
Mar 2003                                                                    7687                               7439
                                                                            8348                               8148
                                                                            8870                               8661
Jun 2003                                                                    9148                               8895
                                                                            9426                               9131
                                                                            9731                               9401
Sep 2003                                                                    9913                               9663
                                                                           10487                              10288
                                                                           10652                              10511
Dec 2003                                                                   11408                              11313
                                                                           11576                              11493
                                                                           11822                              11783
Mar 2004                                                                   11937                              11851
                                                                           11584                              11474
                                                                           11549                              11500
Jun 2004                                                                   11804                              11745
                                                                           11549                              11400
                                                                           11584                              11488
Sep 2004                                                                   11901                              11856
                                                                           12271                              12268
                                                                           13033                              13116
Dec 2004                                                                   13553                              13678
                                                                           13330                              13440
                                                                           13946                              14100
Mar 2005                                                                   13536                              13712
                                                                           13241                              13360
                                                                           13313                              13431
Jun 2005                                                                   13527                              13678

The graph compares the results of a $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the MSCI ACWI(R) (All Country World Index) Ex-U.S.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The MSCI ACWI(R) (All Country World Index) Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Foreign securities may involve additional risks, social and political instability, reduced market liquidity and currency volatility.
---------------
(1) Non-annualized.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2005                     PAR            VALUE
-------------                 ------------   --------------
FOREIGN CONVERTIBLE BOND -- 0.0%
SWITZERLAND
  Credit Suisse Group
    Finance, Ltd.
    6.00%, 12/23/05(S)
    (Cost $175,347)                241,000   $      258,302
                                             --------------

                                 SHARES
                              ------------
FOREIGN COMMON STOCKS -- 95.8%
AUSTRALIA -- 3.8%
  Amcor, Ltd.+++                   754,696        3,837,876
  Australia and New Zealand
    Banking Group, Ltd.             21,863          361,020
  Brambles Industries, Ltd.         39,820          246,569
  Coles Myer, Ltd.+++              718,919        5,053,605
  Insurance Australia Group,
    Ltd.                           120,400          548,813
  John Fairfax Holdings,
    Ltd.+++                        495,000        1,616,398
  Lend Lease Corporation,
    Ltd.                           474,509        4,675,522
  National Australia Bank,
    Ltd.+++                        261,912        6,120,017
  Promina Group, Ltd.+++            78,500          280,283
  QBE Insurance Group,
    Ltd.+++                         77,823          946,390
  Quantas Airways, Ltd.            830,712        2,123,432
  Rinker Group, Ltd.+++            109,318        1,157,860
  Telstra Corporation, Ltd.      1,415,414        5,443,983
  Wesfarmers, Ltd.+++               28,455          861,912
  Woodside Petroleum,
    Ltd.+++                        438,000        9,728,637
  Woolworths, Ltd.+++               51,281          642,658
                                             --------------

                                                 43,644,975
                                             --------------

AUSTRIA -- 0.1%
  Erste Bank Der
    Oesterreichischen
    Sparkassen AG                   11,600          579,675
  Raiffeisen International
    Bank Holding AG*+++              8,800          562,393
  Telekom Austria AG+++             22,328          433,788
                                             --------------

                                                  1,575,856
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
BELGIUM -- 1.8%
  Colruyt SA+++                     40,100   $    5,466,636
  Electrabel SA+++                   6,959        3,038,044
  Fortis                           240,101        6,642,581
  UCB SA+++                        120,500        5,853,037
                                             --------------
                                                 21,000,298
                                             --------------
BRAZIL -- 0.5%
  All America Latina
    Logistica SA                     5,000          148,801
  Aracruz Celulose SA ADR+++         6,000          208,500
  Brasil Telecom
    Participacoes SA ADR+++         27,200          981,920
  Companhia Brasileira de
    Distribuicao Grupo Pao
    de Acucar ADR+++                 7,400          147,186
  Companhia Siderurgica
    Nacional SA ADR+++               2,200           35,530
  Companhia Vale do Rio Doce
    ADR+++                         130,200        3,307,080
  CPFL Energia SA ADR+++            11,000          260,700
  Gol Linhas Aereas
    Inteligentes SA ADR+++           2,000           60,120
  Localiza Rent A Car SA            14,700           78,064
  Lojas Renner SA*                  22,300          353,362
  Natura Cosmeticos SA               5,800          184,780
  Tim Participacoes SA
    ADR+++                          18,900          298,620
                                             --------------
                                                  6,064,663
                                             --------------
CANADA -- 1.8%
  Abitibi-Consolidated,
    Inc.                            76,300          340,024
  Alcan, Inc.+++                    43,900        1,317,860
  Cameco Corporation                21,600          963,467
  CGI Group, Inc.*                 107,400          645,171
  First Quantum Minerals,
    Ltd.                            50,900          897,771
  Great-West Lifeco, Inc.+++        18,600          422,796
  Inco, Ltd.+++                     35,100        1,325,025
  Manulife Financial
    Corporation                     10,200          487,106
  Methanex Corporation              28,600          468,730
  National Bank of Canada+++        12,300          546,232
  Noranda, Inc.+++                  16,133          276,784
  Potash Corporation of
    Saskatchewan                    22,700        2,166,802
  Suncor Energy, Inc.              142,400        6,731,806
  Talisman Energy, Inc.+++          50,700        1,899,388
  TELUS Corporation                 19,000          667,760
  TELUS Corporation
    (Non-Voting)+++                 29,200          995,975
  Thomson Corporation (The)         12,600          421,851
  Toronto-Dominion Bank             11,600          518,364
                                             --------------
                                                 21,092,912
                                             --------------
CHILE -- 0.2%
  AFP Provida SA ADR                17,100          435,024
  Banco Santander Chile SA
    ADR+++                          13,200          426,360
  Embotelladora Andina SA
    ADR Class A                     30,100          375,046
  Embotelladora Andina SA
    ADR Class B                     40,000          550,000
  Empresas CMPC SA                   3,000           70,100
  Enersis SA ADR+++                 27,100          282,924
                                             --------------
                                                  2,139,454
                                             --------------
CHINA -- 0.4%
  BYD Co., Ltd. Series H+++        102,000          218,655
  China Petroleum & Chemical
    Corporation Class H+++       1,966,000          766,328
  China Shenhua Energy Co.,
    Ltd. Class H*                1,620,500        1,563,988
  China Telecom Corporation,
    Ltd. Class H                 4,538,000        1,620,626
  Jiangsu Expressway Co.,
    Ltd. Class H                 1,342,600          696,878
  Sinotrans, Ltd. Class H+++       641,800          199,436

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                 SHARES          VALUE
                              ------------   --------------
  ZTE Corporation Class H           27,400   $       81,706
                                             --------------

                                                  5,147,617
                                             --------------

COLOMBIA -- 0.0%
  BanColombia SA ADR+++             16,800          268,632
                                             --------------

CROATIA -- 0.1%
  Pliva DD GDR                      61,400          784,692
                                             --------------

CZECH REPUBLIC -- 0.0%
  Komercni Banka AS                  1,174          144,743
                                             --------------

DENMARK -- 1.0%
  Danske Bank A/S+++                60,694        1,823,074
  H. Lundbeck AS+++                 78,000        1,962,315
  Novo-Nordisk AS Class B+++       127,100        6,460,029
  TDC AS+++                         27,600        1,181,737
                                             --------------

                                                 11,427,155
                                             --------------

ECUADOR -- 0.1%
  Holcim Ecuador SA GDR             26,250          840,000
                                             --------------

EGYPT -- 0.6%
  Commercial International
    Bank, Ltd.                       3,100           25,576
  Commercial International
    Bank, Ltd. GDR                   7,900           65,151
  MobiNil -- Egyptian Mobile
    Services                        74,495        2,341,768
  Orascom Construction
    Industries                     120,857        3,435,136
  Orascom Construction
    Industries GDR                   5,000          284,109
  Orascom Telecom Holding            3,750          380,473
  Vodafone Egypt
    Telecommunications SAE          37,000          548,737
                                             --------------

                                                  7,080,950
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
FINLAND -- 0.6%
  Nokia OYJ                        179,200   $    2,981,731
  Stora Enso OYJ Class R            34,100          434,023
  UPM-Kymmene OYJ+++               164,600        3,150,361
                                             --------------
                                                  6,566,115
                                             --------------
FRANCE -- 7.4%
  Accor SA+++                       25,900        1,211,058
  Air Liquide SA+++                  6,723        1,143,317
  Assurances Generales de
    France                          27,100        2,214,325
  AXA SA                           111,700        2,781,033
  BNP Paribas SA                    64,200        4,384,858
  Bouygues SA+++                    73,300        3,030,148
  Carrefour SA                      58,083        2,809,042
  Compagnie de Saint-Gobain        110,165        6,093,604
  Compagnie Generale des
    Etablissements Michelin
    Class B+++                       8,500          516,155
  Dassault Systemes SA               9,500          459,204
  Eiffage SA+++                     18,104        1,575,111
  Essilor International SA
    Compagnie Generale
    D'Optique+++                     6,400          436,499
  France Telecom SA                149,960        4,364,152
  Groupe Danone                     14,900        1,305,481
  L'Oreal SA+++                     59,100        4,231,680
  Lafarge SA                        29,300        2,663,210
  PPR SA+++                          6,537          672,554
  Sanofi-Aventis                   124,049       10,159,384
  Schneider Electric SA+++          27,100        2,037,878
  Societe BIC SA                    14,600          870,476
  Societe Generale Class A          57,211        5,801,406
  Societe Television
    Francaise 1+++                 166,400        4,411,348
  Total SA                          78,582       18,387,947
  Veolia Environnement              79,440        2,973,637
  Vivendi Universal SA              27,500          861,809
                                             --------------
                                                 85,395,316
                                             --------------
GERMANY -- 5.8%
  Adidas-Salomon AG+++              26,702        4,454,077
  Allianz AG+++                     35,300        4,026,469
  BASF AG                           29,393        1,945,460
  Bayer AG                         302,296       10,047,195
  Bayerische Hypo-und
    Vereinsbank AG                 197,062        5,111,708
  Bayerische Motoren Werke
    AG                              58,600        2,657,581
  Continental AG                    27,000        1,935,993
  DaimlerChrysler AG                29,400        1,188,949
  Deutsche Bank AG                   9,100          708,530
  Deutsche Boerse AG+++             11,231          875,004
  Deutsche Post AG+++               19,500          453,830
  E.ON AG                           51,500        4,571,834
  Infineon Technologies
    AG*+++                          57,300          530,640
  Metro AG                          27,700        1,372,351
  RWE AG                           111,112        7,135,159
  SAP AG+++                         13,600        2,352,816
  SAP AG ADR+++                      4,500          194,850
  Schering AG                       29,378        1,805,027
  Siemens AG                       134,942        9,804,778
  Volkswagen AG+++                 134,806        6,143,863
                                             --------------
                                                 67,316,114
                                             --------------
GREECE -- 0.1%
  National Bank of Greece SA        26,239          889,169
                                             --------------
HONG KONG -- 4.6%
  Bank of East Asia, Ltd.+++       143,000          421,202
  China Mengniu Dairy Co.,
    Ltd.                           895,000          591,900
  China Mobile (Hong Kong),
    Ltd.+++                        963,500        3,570,312
  China Resources Power
    Holdings Co.                 1,488,900          826,538
  CLP Holdings, Ltd.+++          1,150,000        6,589,073
  CNOOC, Ltd.+++                10,182,500        6,034,639
  Denway Motors, Ltd.            4,816,000        1,707,796

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                              ------------   --------------
  Esprit Holdings, Ltd.+++          83,700   $      603,562
  Hang Lung Group, Ltd.+++         200,000          354,196
  Hang Lung Properties,
    Ltd.                         1,695,000        2,485,516
  Hong Kong & China Gas Co.,
    Ltd.                         4,521,000        9,173,743
  Hongkong Electric
    Holdings, Ltd.                 552,500        2,519,286
  Hutchison Whampoa, Ltd.+++       556,000        5,004,250
  Jardine Matheson Holdings,
    Ltd.                           124,000        2,190,009
  Johnson Electric Holdings,
    Ltd.+++                        446,500          409,058
  Li & Fung, Ltd.                  516,000        1,067,908
  Sun Hung Kai Properties,
    Ltd.+++                        253,000        2,488,384
  Swire Pacific, Ltd. Class
    A+++                           416,000        3,668,023
  Wharf Holdings, Ltd.+++          808,000        2,826,804
                                             --------------

                                                 52,532,199
                                             --------------

HUNGARY -- 0.3%
  BorsodChem Rt.                    18,856          210,152
  Mol Magyar Olaj-es
    Gazipari Rt.                     8,664          726,073
  Mol Magyar Olaj-es
    Gazipari Rt. GDR                16,381        1,367,813
  OTP Bank Rt.                      18,787          635,710
                                             --------------

                                                  2,939,748
                                             --------------

INDIA -- 1.5%
  Andhra Bank, Ltd.                883,684        1,916,767
  Asian Paints (India) Ltd.        100,000          945,371
  Bharat Heavy Electricals,
    Ltd.                            17,694          351,635
  Bharti Televentures, Ltd.*       108,775          606,657
  Container Corporation of
    India, Ltd.                     40,000          846,463
  GAIL India, Ltd. GDR+++           49,800        1,510,434
  Grasim Industries, Ltd.           10,172          247,766
  Gujarat Ambuja Cements,
    Ltd.                           999,000        1,351,962
  HDFC Bank, Ltd.                   23,051          333,764
  Hero Honda Motors, Ltd.           70,000          928,415
  Hindalco Industries, Ltd.         10,229          282,530
  ICICI Bank, Ltd. ADR+++            1,500           32,775
  Industrial Development
    Bank of India, Ltd.            152,768          358,596
  Infosys Technologies,
    Ltd.                            13,930          754,466
  Infosys Technologies, Ltd.
    ADR                             13,234        1,025,238
  Jet Airways India, Ltd.*           9,644          280,025
  Larsen & Toubro, Ltd.*            12,558          327,548
  Oil & Natural Gas
    Corporation, Ltd.*              17,811          417,035
  Ranbaxy Laboratories, Ltd.
    GDR                             83,500        2,066,626
  Satyam Computer Services,
    Ltd. ADR                        49,000        1,274,000
  Sun Pharmaceuticals
    Industries, Ltd.                56,000          743,903
  Tata Motors, Ltd.                 45,339          442,126
  UTI Bank, Ltd.                    56,516          319,801
                                             --------------

                                                 17,363,903
                                             --------------

INDONESIA -- 0.9%
  Bank Rakyat Indonesia          5,466,400        1,619,684
  PT Bank Central Asia TBK         621,000          228,321
  PT Bank Mandiri Persero
    TBK                          7,640,723        1,170,964
  PT Bumi Resources TBK*         4,194,500          356,704
  PT Panin Life TBK             28,581,000          481,153
  PT Ramayana Lestari
    Sentosa TBK                  6,813,500          626,683
  PT Telekomunikasi
    Indonesia TBK                9,029,200        4,666,827
  PT Unilever Indonesia TBK      2,652,000        1,104,726
                                             --------------

                                                 10,255,062
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
IRELAND -- 0.6%
  Allied Irish Banks PLC           120,500   $    2,591,709
  CRH PLC                          128,462        3,386,471
  Irish Life & Permanent PLC        35,300          617,383
                                             --------------
                                                  6,595,563
                                             --------------
ISRAEL -- 0.4%
  Bank Hapoalim, Ltd.              123,800          388,891
  Bank Leumi Le-Israel BM           51,500          132,526
  Check Point Software
    Technologies, Ltd.*             53,500        1,059,300
  Lipman Electronic
    Engineering, Ltd.+++             8,100          249,237
  Teva Pharmaceutical
    Industries, Ltd. ADR            78,900        2,456,945
                                             --------------
                                                  4,286,899
                                             --------------
ITALY -- 2.0%
  Banca Intesa SpA               2,236,574       10,210,366
  Enel SpA+++                      285,199        2,488,861
  Ente Nazionale Idrocarburi
    SpA                            196,949        5,060,555
  Mediaset SpA+++                  500,223        5,883,251
                                             --------------
                                                 23,643,033
                                             --------------
JAPAN -- 21.7%
  Advantest Corporation+++          55,500        4,082,578
  Aeon Co., Ltd.                   106,400        1,618,235
  Aiful Corporation                  6,908          513,581
  Astellas Pharma, Inc.+++         148,200        5,047,594
  Bank of Fukuoka, Ltd.
    (The)+++                       151,000          890,646
  Bridgestone Corporation          171,000        3,276,909
  Canon, Inc.                      285,100       14,943,383
  Chubu Electric Power Co.,
    Inc.+++                         20,100          481,676
  Credit Saison Co., Ltd.           26,100          863,878
  Daikin Industries, Ltd.          176,000        4,383,901

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                 SHARES          VALUE
                              ------------   --------------
  Daito Trust Construction
    Co., Ltd.+++                    13,000   $      485,454
  Daiwa House Industry Co.,
    Ltd.                            47,000          535,485
  Denso Corporation                325,500        7,391,058
  East Japan Railway Co.               389        1,994,861
  Eisai Co., Ltd.                  200,500        6,716,810
  FamilyMart Co., Ltd.              68,000        1,946,379
  Fanuc, Ltd.                      136,100        8,609,449
  Furukawa Electric Co.,
    Ltd.+++                         97,000          373,004
  Hirose Electric Co.,
    Ltd.+++                         41,000        4,492,702
  Hitachi, Ltd.+++                 457,000        2,763,172
  Honda Motor Co., Ltd.             97,600        4,793,586
  Hoya Corporation                   5,500          631,879
  Japan Airlines Corporation       102,000          274,318
  JSR Corporation+++                85,000        1,778,661
  Kansai Electric Power Co.,
    Inc. (The)                      49,000          983,957
  Kao Corporation                  193,000        4,534,680
  KDDI Corporation                   1,222        5,639,892
  Keyence Corporation               25,000        5,573,203
  Kuraray Co., Ltd.+++             206,000        1,945,115
  Matsushita Electric
    Industrial Co., Ltd.           326,686        4,937,421
  Millea Holdings, Inc.                797       10,688,696
  Mitsubishi Corporation+++        106,000        1,433,541
  Mitsubishi Electric
    Corporation                    283,700        1,497,068
  Mitsubishi Estate Co.,
    Ltd.                           969,100       10,603,996
  Mitsubishi Heavy
    Industries, Ltd.               142,000          370,557
  Mitsubishi Tokyo Financial
    Group, Inc.                        887        7,477,069
  Mitsui & Co., Ltd.+++             56,000          527,878
  Mitsui Fudosan Co., Ltd.          31,000          345,725
  Mitsui Sumitomo Insurance
    Co., Ltd.                       76,000          679,971
  Mizuho Financial Group,
    Inc.                               204          917,002
  Murata Manufacturing Co.,
    Ltd.                             9,700          491,431
  Nidec Corporation                  5,400          569,224
  Nikko Cordial Corporation        470,000        2,053,566
  Nikon Corporation+++              44,000          495,214
  Nintendo Co., Ltd.                 7,100          740,400
  Nippon Electric Glass Co.,
    Ltd.+++                         41,000          615,289
  Nippon Express Co., Ltd.         387,000        1,673,153
  Nippon Steel Corporation         623,000        1,439,866
  Nippon Telegraph &
    Telephone Corporation            1,031        4,408,520
  Nissan Motor Co., Ltd.+++        384,500        3,801,183
  Nitto Denko Corporation+++        27,900        1,589,703
  Nomura Holdings, Inc.            122,100        1,450,624
  NTT DoCoMo, Inc.                   1,600        2,357,359
  Omron Corporation                 20,000          439,600
  ORIX Corporation+++               35,200        5,256,057
  Pioneer Corporation+++           110,300        1,666,437
  Ricoh Co., Ltd.                   48,000          747,296
  Rohm Co., Ltd.                    56,500        5,416,077
  Sankyo Co. Ltd.+++                62,800        1,201,512
  Secom Co., Ltd.                  162,000        6,950,533
  Sekisui House, Ltd.               68,000          683,414
  Sharp Corporation                171,000        2,660,786
  Shimamura Co., Ltd.+++             8,300          698,843
  Shin-Etsu Chemical Co.,
    Ltd.                           127,600        4,827,896
  SMC Corporation                   14,400        1,561,151
  Softbank Corporation+++           38,600        1,504,012
  Sompo Japan Insurance,
    Inc.                            54,900          551,262
  Sony Corporation                 106,000        3,638,832
  Sumitomo Chemical Co.,
    Ltd.                           336,000        1,538,054
  Sumitomo Corporation             168,000        1,339,548
  Sumitomo Mitsui Financial
    Group, Inc.+++                     745        5,009,831
  Sumitomo Trust & Banking
    Co., Ltd.                      224,000        1,355,560
  Suzuki Motor
    Corporation+++                 121,300        1,899,811
  T&D Holdings, Inc.                59,150        2,769,612
  Takeda Pharmaceutical Co.,
    Ltd.                           299,300       14,799,731
  Takefuji Corporation              28,800        1,938,381
  TDK Corporation                   48,000        3,262,579
  THK Co., Ltd.+++                  80,500        1,654,030
  Tohoku Electric Power Co.,
    Inc.                            16,100          343,024
  Tokyo Electron, Ltd.              28,100        1,476,637
  Tokyo Gas Co., Ltd.+++           154,000          575,096
  Tokyu Corporation+++             230,000        1,029,008
  Toyota Motor Corporation         214,300        7,647,465
  Trend Micro, Inc.                  9,000          319,369
  UFJ Holdings, Inc.                   620        3,207,528
  Uni-Charm Corporation+++           9,000          361,525
  West Japan Railway Co.               483        1,651,848
  Yahoo! Japan
    Corporation+++                     205          427,841
  Yamada Denki Co., Ltd.+++         16,900          970,475
  Yamato Transport Co.,
    Ltd.+++                         92,500        1,279,050
                                             --------------

                                                251,390,213
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
LUXEMBOURG -- 0.1%
  SES Global                        48,900   $      716,037
                                             --------------
MALAYSIA -- 0.4%
  Astro All Asia Networks
    PLC                            102,600          146,957
  Commerce Asset Holdings
    BHD                            347,900          461,708
  IOI Corporation BHD              274,500          757,669
  Malayan Banking BHD              144,200          412,781
  MK Land Holdings BHD             841,300          242,844
  OYL Industries BHD               109,000        1,038,760
  Telekom Malaysia BHD             120,300          315,956
  Tenaga Nasional BHD              157,500          435,197

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                              ------------   --------------
  Titan Chemicals
    Corporation BHD*               309,300   $      146,511
  Transmile Group BHD              365,000        1,017,079
                                             --------------

                                                  4,975,462
                                             --------------

MEXICO -- 0.9%
  America Movil SA de CV ADR
    Series L                        57,700        3,439,497
  Cemex SA de CV                   417,034        1,773,325
  Grupo Mexico SA de CV
    Series B                        49,500           80,832
  Grupo Televisa SA ADR             28,142        1,747,337
  Kimberly-Clark de Mexico
    SA de CV Class A                60,000          205,949
  Telefonos de Mexico SA de
    CV ADR Class L                  81,400        1,537,646
  Urbi Desarrollos Urbanos
    SA*                             53,200          292,797
  Wal-Mart de Mexico SA de
    CV Series V                    368,098        1,498,107
                                             --------------

                                                 10,575,490
                                             --------------

NETHERLANDS -- 4.8%
  ABN AMRO Holding NV              153,366        3,767,872
  Aegon NV                         110,570        1,423,821
  Akzo Nobel NV                     41,000        1,612,276
  Euronext NV+++                    14,900          503,219
  ING Groep NV                     356,866       10,030,558
  Koninklijke Ahold NV*             54,100          443,202
  Koninklijke Numico NV*+++         13,600          543,024
  Reed Elsevier NV                 532,311        7,407,289
  Royal Dutch Petroleum Co.        280,088       18,208,301
  Royal Dutch Petroleum Co.
    (New York Shares)               12,100          785,290
  Royal KPN NV                     374,400        3,131,279
  TNT NV                            93,600        2,367,573
  Unilever NV                       28,000        1,813,411
  VNU NV                           131,496        3,660,153
                                             --------------

                                                 55,697,268
                                             --------------

NEW ZEALAND -- 0.3%
  Telecom Corporation of New
    Zealand, Ltd.                  955,696        3,998,373
                                             --------------

NORWAY -- 0.5%
  DNB NOR ASA                       66,000          686,402
  Norsk Hydro ASA                   28,000        2,545,339
  Norske Skogindustrier
    ASA+++                          19,100          313,325
  Telenor ASA+++                   152,702        1,214,282
  Yara International ASA            28,000          442,546
                                             --------------

                                                  5,201,894
                                             --------------

PERU -- 0.0%
  Compania de Minas
    Buenaventura SA ADR+++           5,800          133,342
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
PHILIPPINES -- 0.1%
  Globe Telecom, Inc.               20,000   $      285,246
  SM Prime Holdings, Inc.        9,591,800        1,285,039
                                             --------------
                                                  1,570,285
                                             --------------
POLAND -- 0.1%
  Powszechna Kasa
    Oszczednosci Bank Polski
    SA                             120,441          974,131
                                             --------------
PORTUGAL -- 0.5%
  Banco Comercial Portugues
    SA Series R+++               1,072,558        2,746,426
  Portugal Telecom SGPS
    SA+++                          333,861        3,175,952
                                             --------------
                                                  5,922,378
                                             --------------
ROMANIA -- 0.0%
  SNP Petrom SA                  2,900,000          392,283
                                             --------------
RUSSIA -- 0.5%
  LUKOIL ADR                        67,697        2,489,895
  Mechel Steel Group OAO
    ADR+++                           8,800          223,520
  Mining and Metallurgical
    Co. Norilsk Nickel ADR           4,103          248,642
  Mobile Telesystems ADR            43,400        1,460,410
  Vimpel-Communications
    ADR*+++                         11,200          381,136
  Wimm-Bill-Dann Foods OJSC
    ADR*+++                         55,400          910,222
                                             --------------
                                                  5,713,825
                                             --------------
SINGAPORE -- 0.6%
  DBS Group Holdings, Ltd.         239,000        2,022,089
  Oversea-Chinese Banking
    Corporation, Ltd.              314,400        2,159,133
  Singapore
    Telecommunications,
    Ltd.+++                      1,414,571        2,319,078
  United Overseas Bank,
    Ltd.                            47,000          395,267
  United Overseas Land,
    Ltd.                             4,700            6,346
                                             --------------
                                                  6,901,913
                                             --------------
SOUTH AFRICA -- 1.7%
  ABSA Group, Ltd.                  61,836          765,747
  African Bank Investments,
    Ltd.                           321,300          900,627
  Alexander Forbes, Ltd.           400,000          774,175
  Anglo American PLC+++            147,488        3,459,147
  AngloGold Ashanti, Ltd.
    ADR+++                          27,989        1,000,047
  Dimension Data Holdings
    PLC*                            99,411           58,418
  Edgars Consolidated
    Stores, Ltd.                     3,351          145,612
  FirstRand, Ltd.                   60,958          126,940
  Liberty Group, Ltd.               19,340          172,493
  Massmart Holdings, Ltd.           65,682          441,949
  Mittal Steel South Africa,
    Ltd.                            50,474          355,425
  MTN Group, Ltd.                  511,503        3,392,073
  Naspers, Ltd.                     32,673          406,576
  Pick'n Pay Stores, Ltd.           28,000          104,998

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                 SHARES          VALUE
                              ------------   --------------
  Sanlam, Ltd.                     284,702   $      501,295
  Sasol, Ltd.                      128,763        3,483,410
  Standard Bank Group, Ltd.        220,657        2,138,515
  Telkom SA, Ltd.                   19,220          309,186
  VenFin, Ltd.                     171,900          740,684
                                             --------------

                                                 19,277,317
                                             --------------

SOUTH KOREA -- 3.3%
  Amorepacific Corporation             980          257,019
  GS Engineering &
    Construction Corporation        10,390          341,450
  GS Holdings Corporation*          24,830          583,403
  Hankook Tire Co., Ltd.            95,195        1,148,198
  Hynix Semiconductor, Inc.*        19,270          311,961
  Hyundai Mobis                     18,200        1,216,253
  Hyundai Motor Co.                 12,850          707,869
  Kookmin Bank                      87,831        3,963,936
  Kookmin Bank ADR+++               60,321        2,749,431
  Korea Electric Power
    Corporation                     51,010        1,556,650
  KT Corporation                    36,170        1,478,404
  KT Corporation ADR                 7,850          168,775
  KT Freetel                        24,000          552,974
  LG Philips LCD Co., Ltd.*         13,380          616,331
  NCSoft Corporation*               12,140          894,735
  POSCO                              6,700        1,166,836
  POSCO ADR+++                       3,700          162,689
  S-Oil Corporation                  1,730          137,771
  S1 Corporation                    39,280        1,671,536
  Samsung Electronics Co.,
    Ltd.                            10,610        5,024,847
  Samsung Electronics Co.,
    Ltd. (Non-Voting Shares)
    GDR 144A                        10,109        1,660,380
  Samsung Electronics Co.,
    Ltd. GDR                         1,200          285,940
  Samsung Electronics Co.,
    Ltd. GDR 144A                   15,159        3,622,906
  Samsung Fire & Marine
    Insurance Co., Ltd.             22,530        1,809,200
  Samsung Securities Co.,
    Ltd.                            35,370          933,254
  Shinsegae Co., Ltd.                8,070        2,531,683
  SK Corporation                     5,100          267,988
  SK Telecom Co., Ltd.               6,700        1,177,147
  SK Telecom Co., Ltd. ADR          11,300          230,520
  Tae Young Corporation             10,000          333,825
                                             --------------

                                                 37,563,911
                                             --------------

SPAIN -- 4.1%
  Acerinox SA                       61,756          839,268
  Actividades de
    Construccion y Servicios
    SA                              98,289        2,745,624
  Banco Bilbao Vizcaya
    Argentaria SA+++               178,600        2,744,163
  Banco Popular Espanol
    SA+++                          208,305        2,513,645
  Banco Santander Central
    Hispano SA                     497,784        5,762,942
  Endesa SA+++                     131,800        3,063,638
  Iberdrola SA+++                  217,148        5,718,349
  Inditex SA+++                    198,700        5,105,770
  Repsol YPF SA                    218,137        5,535,911
  Telefonica SA+++                 805,701       13,143,976
                                             --------------

                                                 47,173,286
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
SWEDEN -- 1.1%
  Atlas Copco AB Class A+++         40,200   $      634,840
  Hennes & Mauritz AB Class
    B+++                           144,200        5,058,151
  Nordea Bank AB                   250,000        2,257,443
  Svenska Cellulosa AB Class
    B                               10,300          329,075
  Telefonaktiebolaget LM
    Ericsson ADR+++                 14,600          466,470
  Telefonaktiebolaget LM
    Ericsson Class B             1,296,000        4,134,886
                                             --------------
                                                 12,880,865
                                             --------------
SWITZERLAND -- 4.1%
  Adecco SA                          8,276          375,466
  Ciba Specialty Chemicals,
    Inc.+++                         26,600        1,546,724
  Compagnie Financiere
    Richemont AG Class A            92,849        3,113,262
  Credit Suisse Group               33,185        1,300,773
  Geberit AG                           680          434,890
  Givaudan SA                          750          435,621
  Holcim, Ltd.                      47,817        2,904,443
  Nestle SA                         49,968       12,764,964
  Novartis AG                      212,813       10,103,649
  Roche Holding AG                  52,143        6,579,250
  Serono SA Class B                    509          325,806
  Swiss Reinsurance                 31,826        1,951,540
  Swisscom AG                        4,101        1,336,470
  Synthes, Inc.                      5,420          593,978
  UBS AG                            15,165        1,182,190
  Zurich Financial Services
    AG                              11,900        2,041,092
                                             --------------
                                                 46,990,118
                                             --------------
TAIWAN -- 1.5%
  Advanced Semiconductor
    Engineering, Inc.*             550,000          409,009
  Advantech Co., Ltd.              132,000          311,705
  Asustek Computer, Inc.            54,000          151,950
  AU Optronics Corporation       1,658,000        2,758,980
  Basso Industry Corporation       103,000          241,010
  Cathay Financial Holding
    Co., Ltd.                      771,510        1,549,297
  China Steel Corporation          751,385          757,637
  Chinatrust Financial
    Holding Co., Ltd.              243,137          264,218
  Faraday Technology
    Corporation                    268,747          513,910
  Foxconn Technology Co.,
    Ltd.*                           57,000          214,618

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                              ------------   --------------
  HON HAI Precision Industry
    Co., Ltd.                       98,649   $      511,329
  MediaTek, Inc.                    33,429          288,664
  Phoenixtec Power Co.,
    Ltd.                           481,605          515,483
  Powerchip Semiconductor
    Corporation                    746,000          519,912
  Pyaterochka Holding NV
    GDR*                            18,475          266,040
  Quanta Computer, Inc.            227,348          433,414
  Taiwan Semiconductor
    Manufacturing Co., Ltd.      3,223,034        5,611,208
  Taiwan Semiconductor
    Manufacturing Co., Ltd.
    ADR                              9,183           83,753
  United Microelectronics
    Corporation*                 1,583,000        1,154,733
  Vanguard International
    Semiconductor
    Corporation                    670,000          638,030
                                             --------------

                                                 17,194,900
                                             --------------

THAILAND -- 0.6%
  Advanced Info Service
    Public Co., Ltd.+++            382,400          906,841
  Airports of Thailand
    Public Co., Ltd.               714,500          778,040
  Kasikornbank Public Co.,
    Ltd.+++                        730,300        1,002,147
  Kiatnakin Finance Public
    Co., Ltd.                      397,600          264,586
  PTT Exploration and
    Production Public Co.,
    Ltd.                           186,100        1,729,278
  PTT Public Co., Ltd.             350,500        1,848,977
  Siam City Cement Public
    Co, Ltd.                        15,800           92,525
                                             --------------

                                                  6,622,394
                                             --------------

TURKEY -- 0.2%
  Arcelik AS                        28,600          168,404
  Migros Turk TAS                  120,225          925,535
  Petkim Petrokimya Holding
    AS*                             21,932           96,013
  Turk Sise ve Cam
    Fabrikalari AS                  41,835          121,103
  Turkiye Garanti Bankasi
    AS*                            107,607          458,088
  Turkiye Is Bankasi                82,569          478,037
                                             --------------

                                                  2,247,180
                                             --------------

                                 SHARES          VALUE
                              ------------   --------------
UNITED KINGDOM -- 14.1%
  Antofagasta PLC                   21,500   $      468,447
  ARM Holdings PLC                 110,000          222,053
  AstraZeneca PLC                  211,104        8,715,288
  Aviva PLC                        376,563        4,181,286
  BG Group PLC                   1,750,030       14,367,769
  BHP Billiton PLC+++               67,005          855,095
  BOC Group PLC                    248,090        4,451,514
  Boots Group PLC                  437,534        4,764,703
  BP PLC                           850,704        8,847,060
  Bradford & Bingley PLC            76,600          448,216
  Brambles Industries PLC+++       575,464        3,141,578
  Capita Group PLC                 185,880        1,222,171
  Carnival PLC                      34,053        1,930,778
  Cattles PLC                      115,000          633,412
  Centrica PLC                     518,450        2,146,891
  Compass Group PLC                722,885        3,027,088
  GKN PLC+++                       479,201        2,208,814
  GlaxoSmithKline PLC              380,434        9,192,613
  Hanson PLC                        41,500          398,038
  HBOS PLC                         540,500        8,309,977
  HSBC Holdings PLC                 85,400        1,358,077
  Intercontinental Hotels
    Group PLC                      103,687        1,305,730
  Johnson Matthey PLC               82,300        1,568,998
  Johnston Press PLC                42,300          363,564
  Kingfisher PLC                   743,000        3,259,663
  Lloyds TSB Group PLC             958,019        8,090,480
  Man Group PLC                    102,400        2,645,657
  Misys PLC                        564,300        2,395,059
  Northern Rock PLC                 31,400          445,766
  Pearson PLC                      382,930        4,498,050
  Reckitt Benckiser PLC            167,120        4,909,150
  Reed Elsevier PLC                168,100        1,605,549
  Rio Tinto PLC                    296,364        9,024,457
  Rolls-Royce Group PLC             82,300          422,233
  Rolls-Royce Group PLC B
    Shares                      27,697,900           49,874
  Royal Bank of Scotland
    Group PLC                      197,800        5,955,530
  Scottish & Southern Energy
    PLC                             35,600          644,233
  Shell Transport & Trading
    Co. PLC                        683,300        6,616,140
  Smith & Nephew PLC               319,360        3,139,692
  Standard Chartered PLC            84,200        1,534,005
  Tesco PLC                        327,100        1,863,496
  Unilever PLC                     689,160        6,630,053
  Vodafone Group PLC             4,311,650       10,482,732
  Wm Morrison Supermarkets
    PLC                            980,000        3,254,615
  Wolseley PLC                      30,000          628,879
  Xstrata PLC                       38,900          748,242
                                             --------------
                                                162,972,715
                                             --------------
VENEZUELA -- 0.0%
  Compania Anonima Nacional
    Telefonos de Venezuela
    ADR                              6,001          113,659
                                             --------------
TOTAL FOREIGN COMMON STOCKS
  (Cost $887,372,448)                         1,106,194,307
                                             --------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                 SHARES          VALUE
                              ------------   --------------
FOREIGN PREFERRED STOCKS -- 0.4%
BRAZIL -- 0.3%
  Caemi Mineracao e
    Metalurgica SA                 173,700   $      163,657
  Companhia de Tecidos do
    Norte de Minas --
    Coteminas                    4,248,260          385,655
  Companhia Siderurgica
    Belgo Mineira                  447,900          202,351
  Companhia Siderurgica de
    Tubarao                      1,628,600           75,501
  Investimentos Itau SA            455,766          991,559
  Petroleo Brasileiro SA ADR        40,400        1,860,017
  Tam SA*                            3,500           25,167
                                             --------------

                                                  3,703,907
                                             --------------

SOUTH KOREA -- 0.1%
  Samsung Electronics Co.,
    Ltd.                             2,280          744,140
                                             --------------

TOTAL FOREIGN PREFERRED STOCKS
  (Cost $2,566,515)                               4,448,047
                                             --------------

SHORT-TERM INVESTMENTS -- 19.2%
  AB Funds Trust -- Money
    Market Fund (GS4
    Class)(inf)                 44,343,803       44,343,803
  Northern Institutional
    Liquid Assets Portfolio
    (sec.)                     176,782,024      176,782,024
                                             --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $221,125,827)                           221,125,827
                                             --------------

TOTAL INVESTMENTS -- 115.4%
  (Cost $1,111,240,137)                       1,332,026,483

LIABILITIES IN EXCESS OF OTHER
ASSETS -- (15.4%)                              (177,902,551)
                                             --------------

NET ASSETS -- 100.0%                         $1,154,123,932
                                             --------------


PORTFOLIO SUMMARY (UNAUDITED)+

                                                VALUE(%)
                                                --------
Australia                                           3.8
Austria                                             0.1
Belgium                                             1.8
Brazil                                              0.8
Canada                                              1.8
Chile                                               0.2
China                                               0.4
Colombia                                             --*
Croatia                                             0.1
Czech Republic                                       --*
Denmark                                             1.0
Ecuador                                             0.1
Egypt                                               0.6
Finland                                             0.6
Forward Foreign Currency Contracts                 (2.3)
France                                              7.4
Germany                                             5.8
Greece                                              0.1
Hong Kong                                           4.6
Hungary                                             0.3
India                                               1.5
Indonesia                                           0.9
Ireland                                             0.6
Israel                                              0.4
Italy                                               2.0
Japan                                              21.7
Luxembourg                                          0.1
Malaysia                                            0.4
Mexico                                              0.9
Netherlands                                         4.8
New Zealand                                         0.3
Norway                                              0.5
Peru                                                 --*
Philippines                                         0.1
Poland                                              0.1
Portugal                                            0.5
Romania                                              --*
Russia                                              0.5
Short-Term Investments                             19.2
Singapore                                           0.6
South Africa                                        1.7
South Korea                                         3.4
Spain                                               4.1
Sweden                                              1.1
Switzerland                                         4.1
Taiwan                                              1.5
Thailand                                            0.6
Turkey                                              0.2
United Kingdom                                     14.1
Venezuela                                            --*
                                                 ------
                                                  113.1
                                                 ======

---------------
+ Based on net assets.

*  Rounds to less than 0.005%.

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:
ADR    --   American Depository Receipt
CONV   --   Convertible
GDR    --   Global Depository Receipt
IO     --   Interest Only (Principal amount shown is
            notional)
PO     --   Principal Only
REIT   --   Real Estate Investment Trust
STEP   --   Stepped Coupon Bonds (1)
STRIP  --   Stripped Security
TBA    --   To be announced.
144A   --   Security was purchased pursuant to Rule
            144A under the Securities Act of 1933
            and may not be resold subject to that
            rule except to qualified institutional
            buyers.
INVESTMENT FOOTNOTES:
++++   --   All or a portion of the security was
            held as collateral for open futures,
            options and/or swap contracts.
@      --   Illiquid.
*      --   Non-income producing security.
#      --   Security in default.
+      --   Security is valued at fair value.
sec.   --   Security purchased with the cash
            proceeds from securities loaned.
++     --   Variable rate security (1).
(omg)  --   Interest rates shown reflect the
            effective yields as of June 30, 2005.
(inf)  --   Affiliated fund.
+++    --   Security either partially or fully on
            loan.
FOREIGN BOND FOOTNOTES:
(A)    --   Par is denominated in Australian
            Dollars.
(B)    --   Par is denominated in Brazilian Reals.
(C)    --   Par is denominated in Canadian Dollars.
(E)    --   Par is denominated in European Euros.
(G)    --   Par is denominated in Singapore Dollars.
(I)    --   Par is denominated in Israel Shekels.
(J)    --   Par is denominated in Japanese Yen.
(K)    --   Par is denominated in Swedish Kronas.
(M)    --   Par is denominated in Mexican Pesos.
(P)    --   Par is denominated in Polish Zloty.
(S)    --   Par is denominated in Swiss Francs.
(T)    --   Par is denominated in Thailand Bahts.
(U)    --   Par is denominated in British Pounds.
(Z)    --   Par is denominated in New Zealand
            Dollars.
SWAP AGREEMENT FOOTNOTES:
(a)    --   Counterparty to contract is Goldman
            Sachs Capital Markets, LP.
(b)    --   Counterparty to contract is UBS AG.
(c)    --   Counterparty to contract is Morgan
            Stanley Capital Services.
(d)    --   Counterparty to contract is Barclays
            Capital.
(e)    --   Counterparty to contract is Lehman
            Brothers Special Financing, Inc.
(f)    --   Counterparty to contract is Citibank NA
            London.
(g)    --   Counterparty to contract is JPMorgan
            Chase Bank.
(h)    --   Counterparty to contract is Merrill
            Lynch Capital Services, Inc.
(i)    --   Counterparty to contract is Credit
            Suisse First Boston International.
(j)    --   Counterparty to contract is Greenwich
            Capital Derivative.

(1) Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                 MONEY        LOW-DURATION    MEDIUM-DURATION
JUNE 30, 2005                                                 MARKET FUND      BOND FUND         BOND FUND
-------------                                                 ------------   --------------   ---------------
ASSETS
Investments in securities of unaffiliated issuers at value    $935,488,320   $1,037,630,121   $1,283,845,830
Investments in securities of affiliated issuers at value                --       28,585,204      121,387,179
                                                              ------------   --------------   --------------
  Total investments (1)(2)                                     935,488,320    1,066,215,325    1,405,233,009
Cash                                                                   129        6,170,416        3,333,882
Cash collateral for futures                                             --               --          104,000
Foreign currency (3)                                                    --          136,595        1,003,495
Receivables:
  Dividends and reclaims                                                --           70,650          244,112
  Interest                                                         715,801        4,968,722        9,735,632
  Interest on swaps                                                     --           10,882            2,739
  Investment securities sold                                            --        6,563,715      116,909,514
  Deposits with brokers for securities sold short                       --               --       50,460,937
  Maturities                                                            --          135,769           11,254
  Fund shares sold                                               8,215,343            7,640       49,347,813
  Variation margin                                                      --           40,496           68,610
  Securities lending                                                    --            9,108           39,005
  Unrealized appreciation on foreign currency exchange
    contracts                                                           --          522,141        1,667,077
  Unrealized appreciation on swap agreements                            --          648,059        1,917,107
Prepaid expenses and other assets                                   41,130           29,185           29,886
                                                              ------------   --------------   --------------
  Total Assets                                                 944,460,723    1,085,528,703    1,640,108,072
                                                              ------------   --------------   --------------
LIABILITIES
Securities sold short, at value (proceeds $50,460,937)                  --               --       50,671,900
Options written at value (4)                                            --           32,378          258,261
Unrealized depreciation on foreign currency exchange
  contracts                                                             --           15,430          228,891
Unrealized depreciation on swap agreements                              --        1,839,214        9,041,257
Collateral held for securities on loan at value                         --       86,615,681      243,699,977
Payables:
  Investment securities purchased                               44,000,000      117,246,653      288,263,832
  Fund shares purchased                                          9,508,099       12,019,942           23,084
  Interest on swaps                                                     --               --          195,741
  Variation margin                                                      --           99,311          202,422
  Distributions                                                    860,582               --               --
  Securities lending                                                    --            2,726           11,653
Accrued expenses
  Advisory fee payable                                             101,263          106,807          122,312
  Distribution fee payable                                           1,613            2,167            2,349
  Shareholder servicing fee payable                                124,951          123,191          142,409
  Other accrued expenses                                           111,821          248,791          296,817
                                                              ------------   --------------   --------------
  Total Liabilities                                             54,708,329      218,352,291      593,160,905
                                                              ------------   --------------   --------------
NET ASSETS                                                    $889,752,394   $  867,176,412   $1,046,947,167
                                                              ============   ==============   ==============
NET ASSETS CONSIST OF:
Paid-in-capital                                               $889,757,359   $  876,512,988   $1,015,820,531
Undistributed net investment income (loss)                              --        2,267,636        3,494,773
Accumulated net realized gain (loss) on investments, foreign
  currency transactions and derivative transactions                 (4,965)      (6,330,221)      12,800,369
Net unrealized appreciation (depreciation) on investments,
  foreign currency translations and derivative transactions             --       (5,273,991)      14,831,494
                                                              ------------   --------------   --------------
NET ASSETS                                                    $889,752,394   $  867,176,412   $1,046,947,167
                                                              ============   ==============   ==============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class                        $ 91,972,545   $  100,840,048   $   95,226,457
                                                              ------------   --------------   --------------
GS2 shares outstanding                                          91,973,048       10,911,888       10,439,161
                                                              ------------   --------------   --------------
  Net asset value and redemption price per GS2 share          $       1.00   $         9.24   $         9.12
                                                              ============   ==============   ==============
Net assets applicable to the GS4 Class                        $788,213,467   $  749,988,652   $  933,342,155
                                                              ------------   --------------   --------------
GS4 shares outstanding                                         788,181,228       58,524,570       67,575,396
                                                              ------------   --------------   --------------
  Net asset value and redemption price per GS4 share          $       1.00   $        12.81   $        13.81
                                                              ============   ==============   ==============
Net assets applicable to the GS6 class                        $  4,519,747   $   11,325,374   $   13,226,586
                                                              ------------   --------------   --------------
GS6 shares outstanding                                           4,521,926        1,220,875        1,440,101
                                                              ------------   --------------   --------------
  Net asset value and redemption price per GS6 share          $       1.00   $         9.28   $         9.18
                                                              ============   ==============   ==============
Net assets applicable to the GS8 class                        $  5,046,635   $    5,022,338   $    5,151,969
                                                              ------------   --------------   --------------
GS8 shares outstanding                                           5,046,651          541,279          560,735
                                                              ------------   --------------   --------------
  Net asset value and redemption price per GS8 share          $       1.00   $         9.28   $         9.19
                                                              ============   ==============   ==============
-------------
(1) Investments in securities of unaffiliated issuers at
  cost                                                        $935,488,320   $1,043,023,725   $1,268,420,095
    Investments in securities of affiliated issuers at cost             --       28,585,204      121,387,179
                                                              ------------   --------------   --------------
      Total investments at cost                               $935,488,320   $1,071,608,929   $1,389,807,274
                                                              ============   ==============   ==============
(2) Includes securities loaned of:                            $         --   $  121,100,000   $  267,521,649
                                                              ============   ==============   ==============
(3) Foreign currency at cost                                  $         --   $      137,826   $    1,034,710
                                                              ============   ==============   ==============
(4) Premiums received on options written                      $         --   $     (184,960)  $   (1,065,532)
                                                              ============   ==============   ==============
(5) Net of ($147,018) accrued foreign capital gains taxes on appreciated securities

                       See Notes to Financial Statements.

    EXTENDED-DURATION      EQUITY          VALUE            GROWTH        SMALL CAP     INTERNATIONAL
        BOND FUND        INDEX FUND     EQUITY FUND      EQUITY FUND     EQUITY FUND     EQUITY FUND
    -----------------   ------------   --------------   --------------   ------------   --------------
      $620,807,172      $485,354,584   $1,504,983,590   $1,546,251,223   $722,183,307   $1,287,682,680
        12,387,237         7,470,911       48,669,178       55,589,310     24,268,547       44,343,803
      ------------      ------------   --------------   --------------   ------------   --------------
       633,194,409       492,825,495    1,553,652,768    1,601,840,533    746,451,854    1,332,026,483
                --                --              803               --             --        1,167,759
                --                --               --               --             --               --
                --                --               --               --             --               --
                --                --               --               --             --        5,713,892
            32,053           498,925        1,866,113          767,377        241,557        3,453,108
         4,853,281                --               --               --             --            5,874
                --                --               --               --             --               --
                --                --        9,605,564       25,405,675      4,169,298        5,190,906
                --                --               --               --             --               --
           783,984         3,076,013       18,625,758           59,467        293,484          114,986
                --                --               --               --             --               --
            17,385             5,621           18,110           11,972         42,088           43,688
                --                --               --               --             --        1,585,487
                --                --               --               --             --               --
            29,589            28,861           30,589           32,051         26,818           30,208
      ------------      ------------   --------------   --------------   ------------   --------------
       638,910,701       496,434,915    1,583,799,705    1,628,117,075    751,225,099    1,349,332,391
      ------------      ------------   --------------   --------------   ------------   --------------
                --                --               --               --             --               --
                --                --               --               --             --               --
                --                --               --               --             --           43,277
                --                --               --               --             --               --
       144,808,211        37,369,376      163,275,774      127,001,898    204,038,112      176,782,024
                --                --       13,627,570       16,692,576      3,507,774        3,810,567
        17,704,624            39,591        2,380,878       26,728,617      4,272,175       13,360,370
                --                --               --               --             --               --
                --            26,798          253,220          312,604         79,504               --
                --                --               --               --              7               --
             5,192             1,652            5,355            3,560         12,365           13,027
           100,904            42,535          469,472          494,664         81,239          283,922
             2,558             2,221            2,494            2,169          2,502            2,651
            69,642            64,888          195,949          211,451         76,633          161,116
           145,576            71,120          388,386          532,655        446,304          751,505
      ------------      ------------   --------------   --------------   ------------   --------------
       162,836,707        37,618,181      180,599,098      171,980,194    212,516,615      195,208,459
      ------------      ------------   --------------   --------------   ------------   --------------
      $476,073,994      $458,816,734   $1,403,200,607   $1,456,136,881   $538,708,484   $1,154,123,932
      ============      ============   ==============   ==============   ============   ==============
      $426,873,655      $401,166,866   $1,122,061,949   $1,487,717,558   $437,745,176   $  943,345,912
         1,639,713            84,358          (46,348)        (914,505)      (124,860)      10,081,854
         6,773,137        (4,153,968)      70,859,725     (288,619,365)    38,161,571      (21,586,446)
        40,787,489        61,719,478      210,325,281      257,953,193     62,926,597      222,282,612(5)
      ------------      ------------   --------------   --------------   ------------   --------------
      $476,073,994      $458,816,734   $1,403,200,607   $1,456,136,881   $538,708,484   $1,154,123,932
      ============      ============   ==============   ==============   ============   ==============
      $ 56,645,424      $ 56,834,918   $  147,277,099   $  158,197,995   $ 59,283,242   $  150,817,603
      ------------      ------------   --------------   --------------   ------------   --------------
         6,186,200         5,924,915       12,773,338       15,544,683      4,730,763       11,675,409
      ------------      ------------   --------------   --------------   ------------   --------------
      $       9.16      $       9.59   $        11.53   $        10.18   $      12.53   $        12.92
      ============      ============   ==============   ==============   ============   ==============
      $398,810,182      $385,431,310   $1,236,297,334   $1,282,308,210   $459,355,847   $  981,708,902
      ------------      ------------   --------------   --------------   ------------   --------------
        25,615,106        23,747,051       68,896,122       79,482,911     27,835,482       64,734,532
      ------------      ------------   --------------   --------------   ------------   --------------
      $      15.57      $      16.23   $        17.94   $        16.13   $      16.50   $        15.17
      ============      ============   ==============   ==============   ============   ==============
      $ 15,225,234      $ 11,401,542   $   14,285,607   $   10,412,640   $ 14,695,091   $   16,279,911
      ------------      ------------   --------------   --------------   ------------   --------------
         1,663,682         1,181,921        1,244,549        1,037,875      1,191,030        1,275,671
      ------------      ------------   --------------   --------------   ------------   --------------
      $       9.15      $       9.65   $        11.48   $        10.03   $      12.34   $        12.76
      ============      ============   ==============   ==============   ============   ==============
      $  5,393,154      $  5,148,964   $    5,340,567   $    5,218,036   $  5,374,304   $    5,317,516
      ------------      ------------   --------------   --------------   ------------   --------------
           589,673           533,585          465,619          521,376        436,665          417,713
      ------------      ------------   --------------   --------------   ------------   --------------
      $       9.15      $       9.65   $        11.47   $        10.01   $      12.31   $        12.73
      ============      ============   ==============   ==============   ============   ==============
      $580,015,624      $423,594,842   $1,294,207,197   $1,287,807,876   $659,313,766   $1,066,896,334
        12,387,237         7,470,911       48,669,178       55,589,310     24,268,547       44,343,803
      ------------      ------------   --------------   --------------   ------------   --------------
      $592,402,861      $431,065,753   $1,342,876,375   $1,343,397,186   $683,582,313   $1,111,240,137
      ============      ============   ==============   ==============   ============   ==============
      $243,828,757      $ 37,662,289   $  168,426,256   $  124,522,318   $199,734,379   $  177,594,718
      ============      ============   ==============   ==============   ============   ==============
      $         --      $         --   $           --   $           --   $         --   $    5,718,561
      ============      ============   ==============   ==============   ============   ==============
      $         --      $         --   $           --   $           --   $         --   $           --
      ============      ============   ==============   ==============   ============   ==============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                 MONEY      LOW-DURATION   MEDIUM-DURATION
FOR THE SIX MONTHS ENDED JUNE 30, 2005                        MARKET FUND    BOND FUND        BOND FUND
--------------------------------------                        -----------   ------------   ---------------
INVESTMENT INCOME
  Dividends                                                   $       --    $     3,062      $    44,439
  Income distributions received from affiliated funds                 --        264,665        1,249,640
  Interest                                                    12,175,229     14,418,069       17,857,080
  Securities Lending                                                  13         70,806          220,451
  Less foreign taxes withheld                                         --             --             (533)
                                                              -----------   -----------      -----------
Total Investment Income                                       12,175,242     14,756,602       19,371,077
                                                              -----------   -----------      -----------
EXPENSES
  Investment advisory fees                                       903,255      1,753,561        2,060,554
  Transfer agent fees:
    GS2 shares                                                     2,646          2,208            2,202
    GS4 shares                                                    20,334         15,415           16,236
    GS6 shares                                                     6,073          4,826            5,351
    GS8 shares                                                     5,275          5,438            5,398
  Custodian fees                                                  11,446         49,758           83,634
  Distribution fees:
    GS6 shares                                                     2,241          7,030            7,537
    GS8 shares                                                     7,458          7,392            7,510
  Shareholder servicing fees:
    GS4 shares                                                   742,855        709,578          803,344
    GS6 shares                                                     6,683         21,086           22,606
    GS8 shares                                                     9,960          9,912           10,043
  Accounting and administration fees                             167,647        194,825          248,751
  Professional fees                                               25,081         26,549           29,215
  Blue sky fees:
    GS2 shares                                                       212            212              212
    GS4 shares                                                     4,124          5,258            4,801
    GS6 shares                                                    11,961          7,454            7,976
    GS8 shares                                                     5,629          7,297            6,726
  Shareholder reporting fees:
    GS2 shares                                                       207            161              170
    GS4 shares                                                     7,511          3,355            5,045
    GS6 shares                                                        49             50               50
    GS8 shares                                                        19             19               19
  Trustee fees                                                     2,278          2,173            2,302
  Line of credit facility fees                                     2,294          2,173            2,302
  Other expenses                                                  14,663         18,152           31,991
                                                              -----------   -----------      -----------
Total expenses                                                 1,959,901      2,853,882        3,363,975
Expenses waived net of amount recaptured (See Footnote 3c)       (17,607)      (260,644)        (415,267)
Fees paid indirectly                                              (6,546)       (67,271)         (64,686)
                                                              -----------   -----------      -----------
Net expenses                                                   1,935,748      2,525,967        2,884,022
                                                              -----------   -----------      -----------
NET INVESTMENT INCOME (LOSS)                                  10,239,494     12,230,635       16,487,055
                                                              -----------   -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investment securities                                           (2,021)    (3,488,684)      11,201,110
  Futures transactions                                                --     (2,086,324)      (3,211,454)
  Swap agreements                                                     --       (208,744)      (2,789,788)
  Option contracts                                                    --         98,062          237,254
  Foreign currency transactions                                       --        499,350        2,885,644
                                                              -----------   -----------      -----------
Net realized gain (loss)                                          (2,021)    (5,186,340)       8,322,766
                                                              -----------   -----------      -----------
Net change in unrealized appreciation (depreciation) on:
  Investment securities (net of estimated deferred capital
    gains taxes of ($19,888) for International Equity)                --       (802,195)      (4,642,600)
  Futures transactions                                                --       (254,392)        (173,498)
  Swap agreements                                                     --       (224,496)       2,640,819
  Option contracts                                                    --         20,165          339,067
  Foreign currency translations                                       --        545,069        1,664,127
                                                              -----------   -----------      -----------
Net change in unrealized appreciation (depreciation)                  --       (715,849)        (172,085)
                                                              -----------   -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           (2,021)    (5,902,189)       8,150,681
                                                              -----------   -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $10,237,473   $ 6,328,446      $24,637,736
                                                              ===========   ===========      ===========

                       See Notes to Financial Statements.

    EXTENDED-DURATION   EQUITY INDEX   VALUE EQUITY   GROWTH EQUITY    SMALL CAP     INTERNATIONAL
        BOND FUND           FUND           FUND           FUND        EQUITY FUND     EQUITY FUND
    -----------------   ------------   ------------   -------------   ------------   -------------
       $     6,863      $ 4,009,055    $ 15,111,033   $  5,500,364    $  2,006,937   $ 21,138,764
           126,635           93,968         485,540        631,248         519,366        404,807
        12,864,944           14,660          61,120         60,611         271,958         23,239
            81,869           20,235          93,495         68,493         128,120        211,272
                --               --         (39,871)      (190,597)         (6,913)    (1,638,439)
       -----------      -----------    ------------   ------------    ------------   ------------
        13,080,311        4,137,918      15,711,317      6,070,119       2,919,468     20,139,643
       -----------      -----------    ------------   ------------    ------------   ------------
         1,131,558          355,121       4,591,140      5,996,262       2,319,090      5,618,423
             2,149            2,131           2,220          2,197           2,194          2,246
            16,663           16,889          18,486         17,128          18,759         17,748
             5,263            5,562           6,246          6,441           7,834          5,327
             5,383            5,313           5,325          5,316           5,252          4,499
            23,076           14,777          47,341         34,374          73,402        484,611
             9,988            5,603           8,149          5,951           7,968          9,213
             7,642            7,609           7,759          7,538           7,710          7,865
           370,166          363,426       1,139,855      1,203,823         399,408        943,918
            29,955           16,811          24,445         17,852          23,906         27,574
            10,288           10,133          10,388         10,084          10,304         10,550
            97,734           95,929         274,214        277,107         127,279        300,582
            25,839           24,151          24,225         24,151          25,501         26,852
               212              212             212            212             212            212
             5,141            3,604           4,227          5,122           5,584          5,237
             8,611            7,704           8,072          7,891           8,349          7,703
             7,087            5,038           5,955          6,884           7,788          7,234
               132              170             186            170             194            220
             5,022            6,285           8,178          6,981           9,337          5,963
                50               24              50             50              50             52
                19               19              19             19              19             20
             1,182            1,164           3,460          3,679           1,188          2,862
             1,182            1,164           3,460          3,679           1,188          2,862
            10,911           18,353          18,507         20,056          11,766         23,952
       -----------      -----------    ------------   ------------    ------------   ------------
         1,775,253          967,192       6,212,119      7,662,967       3,074,282      7,515,725
           (59,504)         (86,915)       (157,554)      (611,568)         (3,355)      (909,260)
            (1,218)            (555)        (69,166)       (67,608)        (26,550)       (82,873)
       -----------      -----------    ------------   ------------    ------------   ------------
         1,714,531          879,722       5,985,399      6,983,791       3,044,377      6,523,592
       -----------      -----------    ------------   ------------    ------------   ------------
        11,365,780        3,258,196       9,725,918       (913,672)       (124,909)    13,616,051
       -----------      -----------    ------------   ------------    ------------   ------------
         2,656,715        2,319,486      65,161,822     17,142,805      30,719,880     47,369,790
                --           90,489        (287,506)       855,327      (3,591,811)            --
                --               --              --             --              --             --
                --               --              --          9,035              --             --
           641,159               --              --         (1,123)             --     (1,071,762)
       -----------      -----------    ------------   ------------    ------------   ------------
         3,297,874        2,409,975      64,874,316     18,006,044      27,128,069     46,298,028
       -----------      -----------    ------------   ------------    ------------   ------------
        14,161,272       (9,485,739)    (48,850,913)   (34,527,228)    (21,818,676)   (64,664,008)
                --         (143,036)       (793,065)      (755,225)     (3,144,653)            --
                --               --              --             --              --             --
                --               --              --             --              --             --
           (30,550)              --              --             --              --      2,600,078
       -----------      -----------    ------------   ------------    ------------   ------------
        14,130,722       (9,628,775)    (49,643,978)   (35,282,453)    (24,963,329)   (62,063,930)
       -----------      -----------    ------------   ------------    ------------   ------------
        17,428,596       (7,218,800)     15,230,338    (17,276,409)      2,164,740    (15,765,902)
       -----------      -----------    ------------   ------------    ------------   ------------
       $28,794,376      $(3,960,604)   $ 24,956,256   $(18,190,081)   $  2,039,831   $ (2,149,851)
       ===========      ===========    ============   ============    ============   ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      MONEY MARKET FUND
                                                                ------------------------------
                                                                FOR THE SIX
                                                                MONTHS ENDED     FOR THE YEAR
                                                                  06/30/05      ENDED 12/31/04
                                                                ------------    --------------
                                                                (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                         $ 10,239,494     $  8,848,910
  Net realized gain (loss) on investment securities, foreign
     currency transactions and futures transactions                   (2,021)           6,557
  Net change in unrealized appreciation (depreciation) on
     investment securities, foreign currency translations,
     and futures contracts                                                --               --
                                                                ------------     ------------
Net increase in net assets resulting from operations              10,237,473        8,855,467
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  GS2 shares                                                      (1,121,009)        (721,686)
  GS4 shares                                                      (9,034,859)      (8,060,700)
  GS6 shares                                                         (44,385)         (59,113)
  GS8 shares                                                         (39,863)          (6,789)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL GAINS
  GS2 shares                                                              --               --
  GS4 shares                                                              --               --
  GS6 shares                                                              --               --
  GS8 shares                                                              --               --
                                                                ------------     ------------
Total dividends and distributions                                (10,240,116)      (8,848,288)
                                                                ------------     ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS          (19,188,213)     (15,534,141)
                                                                ------------     ------------
Total increase (decrease) in net assets                          (19,190,856)     (15,526,962)
                                                                ------------     ------------
NET ASSETS:
  Beginning of the Period                                        908,943,250      924,470,212
                                                                ------------     ------------
  End of the Period                                             $889,752,394     $908,943,250
                                                                ============     ============

                       See Notes to Financial Statements.

       LOW-DURATION BOND FUND          MEDIUM-DURATION BOND FUND       EXTENDED-DURATION BOND FUND
    -----------------------------   -------------------------------   -----------------------------
    FOR THE SIX                      FOR THE SIX                      FOR THE SIX
    MONTHS ENDED    FOR THE YEAR     MONTHS ENDED     FOR THE YEAR    MONTHS ENDED    FOR THE YEAR
      06/30/05     ENDED 12/31/04      06/30/05      ENDED 12/31/04     06/30/05     ENDED 12/31/04
    ------------   --------------   --------------   --------------   ------------   --------------
    (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
    $ 12,230,635    $ 16,837,497    $   16,487,055    $ 23,809,769    $ 11,365,780    $ 22,539,211
                )      2,982,121         8,322,766      18,293,400       3,297,874      11,848,351
      (5,186,340
                )     (9,010,994)         (172,085)        499,348      14,130,722       2,010,009
        (715,849
    ------------    ------------    --------------    ------------    ------------    ------------
       6,328,446      10,808,624        24,637,736      42,602,517      28,794,376      36,397,571
    ------------    ------------    --------------    ------------    ------------    ------------
      (1,655,704)     (1,696,636)       (1,716,241)     (2,382,746)     (1,748,792)     (2,557,161)
      (8,477,802)    (14,809,918)      (10,288,828)    (24,210,880)     (7,286,672)    (19,518,971)
        (189,513)       (500,018)         (242,790)       (869,129)       (553,182)     (2,123,786)
         (63,181)        (51,135)          (75,706)       (103,998)       (147,309)       (109,063)
              --        (306,325)               --      (1,226,859)             --      (1,098,229)
              --      (2,934,690)               --     (13,258,347)             --      (8,199,186)
              --         (81,975)               --        (380,448)             --        (820,490)
              --         (25,524)               --        (116,137)             --        (173,104)
    ------------    ------------    --------------    ------------    ------------    ------------
     (10,386,200)    (20,406,221)      (12,323,565)    (42,548,544)     (9,735,955)    (34,599,990)
    ------------    ------------    --------------    ------------    ------------    ------------
         500,193      76,888,505       106,824,634     116,850,176      (3,890,534)     17,016,596
    ------------    ------------    --------------    ------------    ------------    ------------
      (3,557,561)     67,290,908       119,138,805     116,904,149      15,167,887      18,814,177
    ------------    ------------    --------------    ------------    ------------    ------------
     870,733,973     803,443,065       927,808,362     810,904,213     460,906,107     442,091,930
    ------------    ------------    --------------    ------------    ------------    ------------
    $867,176,412    $870,733,973    $1,046,947,167    $927,808,362    $476,073,994    $460,906,107
    ============    ============    ==============    ============    ============    ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     EQUITY INDEX FUND
                                                                ----------------------------
                                                                FOR THE SIX     FOR THE YEAR
                                                                MONTHS ENDED       ENDED
                                                                  06/30/05        12/31/04
                                                                ------------    ------------
                                                                (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)                                  $  3,258,196    $  7,069,327
  Net realized gain on investment securities, foreign
     currency transactions and futures transactions                2,409,975       2,065,197
  Net change in unrealized appreciation (depreciation) on
     investment securities, foreign currency translations,
     and futures contracts                                        (9,628,775)     35,671,490
                                                                ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                                      (3,960,604)     44,806,014
                                                                ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  GS2 shares                                                        (659,394)       (971,702)
  GS4 shares                                                      (2,352,229)     (6,152,025)
  GS6 shares                                                        (118,252)       (402,551)
  GS8 shares                                                         (43,963)        (53,662)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL GAINS
  GS2 shares                                                              --              --
  GS4 shares                                                              --              --
  GS6 shares                                                              --              --
  GS8 shares                                                              --              --
EXCESS DISTRIBUTION
  GS2 shares                                                              --          (1,484)
  GS4 shares                                                              --         (10,239)
  GS6 shares                                                              --            (470)
  GS8 shares                                                              --            (213)
                                                                ------------    ------------
Total dividends and distributions                                 (3,173,838)     (7,592,346)
                                                                ------------    ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS           (4,866,204)      1,132,428
                                                                ------------    ------------
Total increase (decrease) in net assets                          (12,000,646)     38,346,096
                                                                ------------    ------------
NET ASSETS:
  Beginning of the Period                                        470,817,380     432,471,284
                                                                ------------    ------------
  End of the Period                                             $458,816,734    $470,817,380
                                                                ============    ============

                       See Notes to Financial Statements.

           VALUE EQUITY FUND                GROWTH EQUITY FUND             SMALL CAP EQUITY FUND
    -------------------------------   -------------------------------   ---------------------------
     FOR THE SIX      FOR THE YEAR     FOR THE SIX      FOR THE YEAR    FOR THE SIX    FOR THE YEAR
     MONTHS ENDED        ENDED         MONTHS ENDED        ENDED        MONTHS ENDED      ENDED
       06/30/05         12/31/04         06/30/05         12/31/04        06/30/05       12/31/04
    --------------   --------------   --------------   --------------   ------------   ------------
     (UNAUDITED)                       (UNAUDITED)                      (UNAUDITED)
    $    9,725,918   $   19,503,341   $     (913,672)  $   (1,471,520)  $   (124,909)  $   (762,269)
        64,874,316       89,662,443       18,006,044       20,737,950     27,128,069     46,964,658
       (49,643,978)     108,014,932      (35,282,453)     147,012,085    (24,963,329)    15,042,600
    --------------   --------------   --------------   --------------   ------------   ------------
        24,956,256      217,180,716      (18,190,081)     166,278,515      2,039,831     61,244,989
    --------------   --------------   --------------   --------------   ------------   ------------
        (1,663,997)      (1,737,298)              --               --             --             --
        (7,942,517)     (17,360,065)              --               --             49             --
          (126,191)        (426,787)              --               --             --             --
           (39,561)         (34,324)              --               --             --             --
                --             (272)              --               --             --     (1,605,087)
                --           (3,056)              --               --             --    (18,720,278)
                --              (65)              --               --             --     (1,012,977)
                --              (19)              --               --             --       (305,972)
                --               --               --               --             --             --
                --               --               --               --             --             --
                --               --               --               --             --             --
                --               --               --               --             --             --
    --------------   --------------   --------------   --------------   ------------   ------------
        (9,772,266)     (19,561,886)              --               --             49    (21,644,314)
    --------------   --------------   --------------   --------------   ------------   ------------
       (16,006,640)     (35,382,938)     (34,683,177)     (40,138,009)    52,005,831     39,424,877
    --------------   --------------   --------------   --------------   ------------   ------------
          (822,650)     162,235,892      (52,873,258)     126,140,506     54,045,711     79,025,552
    --------------   --------------   --------------   --------------   ------------   ------------
     1,404,023,257    1,241,787,365    1,509,010,139    1,382,869,633    484,662,773    405,637,221
    --------------   --------------   --------------   --------------   ------------   ------------
    $1,403,200,607   $1,404,023,257   $1,456,136,881   $1,509,010,139   $538,708,484   $484,662,773
    ==============   ==============   ==============   ==============   ============   ============

        INTERNATIONAL EQUITY FUND
     -------------------------------
      FOR THE SIX      FOR THE YEAR
      MONTHS ENDED        ENDED
        06/30/05         12/31/04
     --------------   --------------
      (UNAUDITED)
     $   13,616,051   $   13,088,489
         46,298,028       49,035,542
        (62,063,930)     124,495,429
     --------------   --------------
         (2,149,851)     186,619,460
     --------------   --------------
                 --       (1,448,031)
                 --      (13,270,677)
                 --         (295,546)
                 83          (35,394)
                 --               --
                 --               --
                 --               --
                 --               --
                 --               --
                 --               --
                 --               --
                 --               --
     --------------   --------------
                 83      (15,049,648)
     --------------   --------------
        (28,478,774)      21,694,555
     --------------   --------------
        (30,628,542)     193,264,367
     --------------   --------------
      1,184,752,474      991,488,107
     --------------   --------------
     $1,154,123,932   $1,184,752,474
     ==============   ==============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                     REALIZED
                                                        AND                    DISTRIBUTIONS
                       NET ASSET                    UNREALIZED    DIVIDENDS      FROM NET      NET ASSET
                        VALUE,                         GAIN        FROM NET      REALIZED       VALUE,
                       BEGINNING   NET INVESTMENT    (LOSS) ON    INVESTMENT      CAPITAL       END OF       TOTAL
                       OF PERIOD       INCOME       INVESTMENTS     INCOME         GAINS        PERIOD     RETURN (1)
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)               $ 1.00         $  --+         $   --+       $   --+        $   --       $ 1.00        1.25%
 2004                     1.00          0.01              --+        (0.01)            --         1.00        1.19
 2003                     1.00          0.01              --+        (0.01)            --+        1.00        1.04
 2002                     1.00          0.02              --         (0.02)            --+        1.00        1.80
 2001 (3)                 1.00          0.01              --         (0.01)            --         1.00        0.66
 GS4 CLASS
 2005 (5)               $ 1.00         $  --+         $   --+       $   --+        $   --       $ 1.00        1.15%
 2004                     1.00          0.01              --+        (0.01)            --         1.00        0.99
 2003                     1.00          0.01              --+        (0.01)            --+        1.00        0.85
 2002                     1.00          0.02              --         (0.02)            --+        1.00        1.60
 2001 (3)                 1.00          0.01              --         (0.01)            --         1.00        0.94
 GS6 CLASS
 2005 (5)               $ 1.00         $  --+         $   --+       $   --+        $   --       $ 1.00        0.99%
 2004                     1.00          0.01              --+        (0.01)            --         1.00        0.73
 2003                     1.00          0.01              --+        (0.01)            --+        1.00        0.57
 2002                     1.00          0.01              --         (0.01)            --+        1.00        1.38
 2001 (3)                 1.00          0.01              --         (0.01)            --         1.00        0.81
 GS8 CLASS
 2005 (5)               $ 1.00         $  --+         $   --+       $   --+        $   --       $ 1.00        0.80%
 2004 (4)                 1.00            --+             --+           --+            --         1.00        0.14
 LOW-DURATION BOND FUND
---------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)               $ 9.32         $0.14#         $(0.07)       $(0.15)        $   --       $ 9.24        0.80%
 2004                     9.51          0.21#          (0.07)        (0.28)         (0.05)        9.32        1.47
 2003                     9.76          0.22#           0.03         (0.37)         (0.13)        9.51        2.61
 2002                     9.85          0.37#           0.19         (0.50)         (0.15)        9.76        5.89
 2001 (3)                10.00          0.15              --         (0.22)         (0.08)        9.85        1.54
 GS4 CLASS
 2005 (5)               $12.87         $0.18#         $(0.10)       $(0.14)        $   --       $12.81        0.66%
 2004                    13.00          0.27#          (0.09)        (0.26)         (0.05)       12.87        1.38
 2003                    13.16          0.32#             --         (0.35)         (0.13)       13.00        2.45
 2002                    13.06          0.46#           0.27         (0.48)         (0.15)       13.16        5.71
 2001 (3)                13.10          0.21            0.05         (0.22)         (0.08)       13.06        1.96
 GS6 CLASS
 2005 (5)               $ 9.36         $0.12#         $(0.07)       $(0.13)        $   --       $ 9.28        0.57%
 2004                     9.54          0.17#          (0.06)        (0.24)         (0.05)        9.36        1.17
 2003                     9.79          0.21#             --         (0.33)         (0.13)        9.54        2.20
 2002                     9.86          0.33#           0.22         (0.47)         (0.15)        9.79        5.70
 2001 (3)                10.00          0.22           (0.06)        (0.22)         (0.08)        9.86        1.54
 GS8 CLASS
 2005 (5)               $ 9.36         $0.10#         $(0.06)       $(0.12)        $   --       $ 9.28        0.41%
 2004 (4)                 9.50          0.02#          (0.01)        (0.10)         (0.05)        9.36        0.05

                                                     RATIOS TO AVERAGE NET ASSETS (2)
                                       ------------------------------------------------------------
                                                                                        INVESTMENT
                                                               EXPENSES,                  INCOME/
                                                                BEFORE                    (LOSS),
                                                   EXPENSES,    WAIVERS                  EXCLUDING
                        NET ASSETS,                INCLUDING      AND      INVESTMENT   WAIVERS AND   PORTFOLIO
                       END OF PERIOD   EXPENSES,    EXPENSE     EXPENSE     INCOME,       EXPENSE     TURNOVER
                           (000)          NET      REDUCTION   REDUCTION      NET        REDUCTION    RATE (1)
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)                 $ 91,973       0.27%       0.27%        0.26%       2.50%         2.51%         N/A
 2004                       61,374       0.27        0.27         0.27        1.17          1.17          N/A
 2003                       63,373       0.27        0.27         0.28        0.91          0.90          N/A
 2002                        5,493       0.25        0.25         0.55        1.75          1.45          N/A
 2001 (3)                       25       0.25        0.25        90.37        2.60        (87.52)         N/A
 GS4 CLASS
 2005 (5)                 $788,213       0.45%       0.45%        0.45%       2.31%         2.31%         N/A
 2004                      838,087       0.46        0.46         0.45        0.98          0.99          N/A
 2003                      853,062       0.45        0.45         0.45        0.84          0.84          N/A
 2002                      906,302       0.45        0.44         0.50        1.58          1.52          N/A
 2001 (3)                  996,380       0.44        0.44         0.49        2.72          2.67          N/A
 GS6 CLASS
 2005 (5)                 $  4,520       0.78%       0.78%        1.47%       1.99%         1.30%         N/A
 2004                        4,476       0.72        0.72         1.09        0.68          0.31          N/A
 2003                        8,035       0.73        0.73         0.91        0.61          0.43          N/A
 2002                       16,538       0.65        0.65         0.77        1.35          1.23          N/A
 2001 (3)                      788       0.75        0.75        16.37        1.98        (13.64)         N/A
 GS8 CLASS
 2005 (5)                 $  5,047       1.17%       1.17%        1.39%       1.60%         1.38%         N/A
 2004 (4)                    5,007       1.17        1.17         1.31        0.94          0.80          N/A
 LOW-DURATION BOND FU
---------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)                 $100,840       0.45%       0.45%        0.48%       3.00%         2.97%      117.57%
 2004                       59,777       0.45        0.45         0.49        2.22          2.18       288.76
 2003                       53,726       0.45        0.45         0.50        2.30          2.25       178.67
 2002                        6,320       0.46        0.45         0.78        3.71          3.38       181.96
 2001 (3)                       25       0.45        0.45        57.60        4.73        (52.42)       79.53
 GS4 CLASS
 2005 (5)                 $749,989       0.61%       0.61%        0.67%       2.82%         2.76%      117.57%
 2004                      789,866       0.61        0.61         0.67        2.06          2.00       288.76
 2003                      727,265       0.61        0.61         0.67        2.43          2.37       178.67
 2002                      763,987       0.62        0.61         0.72        3.50          3.39       181.96
 2001 (3)                  812,387       0.61        0.61         0.72        4.47          4.36        79.53
 GS6 CLASS
 2005 (5)                 $ 11,325       0.90%       0.90%        1.05%       2.49%         2.34%      117.57%
 2004                       16,087       0.85        0.85         0.90        1.82          1.77       288.76
 2003                       22,452       0.85        0.84         0.87        2.18          2.15       178.67
 2002                       20,985       0.79        0.79         0.93        3.35          3.21       181.96
 2001 (3)                    3,458       0.85        0.85        74.57        4.18        (69.54)       79.53
 GS8 CLASS
 2005 (5)                 $  5,022       1.30%       1.30%        1.69%       2.13%         1.74%      117.57%
 2004 (4)                    5,004       1.30        1.30         1.53        1.35          1.12       288.76

---------------
 +  Amount represents less than $0.005 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
(3) Inception date was August 27, 2001.
(4) Inception date was November 8, 2004.
(5) For the six months ended June 30, 2005.
                       See Notes to Financial Statements.


                                                     REALIZED
                                                        AND                    DISTRIBUTIONS
                       NET ASSET                    UNREALIZED    DIVIDENDS      FROM NET                NET ASSET
                        VALUE,                         GAIN        FROM NET      REALIZED      RETURN     VALUE,
                       BEGINNING   NET INVESTMENT    (LOSS) ON    INVESTMENT      CAPITAL        OF       END OF       TOTAL
                       OF PERIOD       INCOME       INVESTMENTS     INCOME         GAINS       CAPITAL    PERIOD     RETURN (1)
MEDIUM-DURATION BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)               $ 9.06         $0.16#         $ 0.07        $(0.17)        $   --        $--      $ 9.12        2.59%
 2004                     9.24          0.28#           0.21         (0.45)         (0.22)       --         9.06        5.34
 2003                     9.47          0.28#           0.36         (0.58)         (0.29)       --         9.24        6.80
 2002                     9.65          0.46#           0.40         (0.67)         (0.37)       --         9.47        9.25
 2001 (3)                10.00          0.16           (0.08)        (0.23)         (0.20)       --+        9.65        0.89
 GS4 CLASS
 2005 (5)               $13.63         $0.23#         $ 0.11        $(0.16)        $   --        $--      $13.81        2.54%
 2004                    13.58          0.39#           0.31         (0.43)         (0.22)       --        13.63        5.20
 2003                    13.54          0.46#           0.43         (0.56)         (0.29)       --        13.58        6.62
 2002                    13.37          0.62#           0.57         (0.65)         (0.37)       --        13.54        9.15
 2001 (3)                13.60          0.22           (0.02)        (0.23)         (0.20)       --+       13.37        1.49
 GS6 CLASS
 2005 (5)               $ 9.12         $0.14#         $ 0.07        $(0.15)        $   --        $--      $ 9.18        2.35%
 2004                     9.30          0.24#           0.21         (0.41)         (0.22)       --         9.12        4.88
 2003                     9.53          0.29#           0.31         (0.54)         (0.29)       --         9.30        6.33
 2002                     9.70          0.42#           0.41         (0.63)         (0.37)       --         9.53        8.90
 2001 (3)                10.00          0.17           (0.04)        (0.23)         (0.20)       --+        9.70        1.30
 GS8 CLASS
 2005 (5)               $ 9.13         $0.12#         $ 0.08        $(0.14)        $   --        $--      $ 9.19        2.17%
 2004 (4)                 9.46          0.02#           0.07         (0.20)         (0.22)       --         9.13        0.87
 EXTENDED-DURATION BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)               $ 8.90         $0.22#         $ 0.33        $(0.29)        $   --        $--      $ 9.16        6.34%
 2004                     9.23          0.47#           0.27         (0.76)         (0.31)       --         8.90        8.49
 2003                     9.64          0.54#           0.51         (0.79)         (0.67)       --         9.23       11.32
 2002                     9.84          0.65            0.29         (0.90)         (0.24)       --         9.64       10.27
 2001 (3)                10.00          0.24           (0.03)        (0.33)         (0.04)       --         9.84        2.13
 GS4 CLASS
 2005 (5)               $14.93         $0.36#         $ 0.56        $(0.28)        $   --        $--      $15.57        6.23%
 2004                    14.78          0.75#           0.45         (0.74)         (0.31)       --        14.93        8.37
 2003                    14.62          0.83#           0.77         (0.77)         (0.67)       --        14.78       11.19
 2002                    14.37          0.90            0.47         (0.88)         (0.24)       --        14.62       10.03
 2001 (3)                14.38          0.32            0.03         (0.32)         (0.04)       --        14.37        2.48
 GS6 CLASS
 2005 (5)               $ 8.89         $0.20#         $ 0.33        $(0.27)        $   --        $--      $ 9.15        6.05%
 2004                     9.22          0.44#           0.27         (0.73)         (0.31)       --         8.89        8.05
 2003                     9.63          0.52#           0.50         (0.76)         (0.67)       --         9.22       10.95
 2002                     9.83          0.62            0.29         (0.87)         (0.24)       --         9.63        9.93
 2001 (3)                10.00          0.32           (0.13)        (0.32)         (0.04)       --         9.83        1.91
 GS8 CLASS
 2005 (5)               $ 8.89         $0.18#         $ 0.33        $(0.25)        $   --        $--      $ 9.15        5.89%
 2004 (4)                 9.23          0.06#           0.11         (0.20)         (0.31)       --         8.89        1.91

                                                     RATIOS TO AVERAGE NET ASSETS (2)
                                       ------------------------------------------------------------
                                                                                        INVESTMENT
                                                               EXPENSES,                  INCOME/
                                                                BEFORE                    (LOSS),
                                                   EXPENSES,    WAIVERS                  EXCLUDING
                        NET ASSETS,                INCLUDING      AND      INVESTMENT   WAIVERS AND   PORTFOLIO
                       END OF PERIOD   EXPENSES,    EXPENSE     EXPENSE     INCOME,       EXPENSE     TURNOVER
                           (000)          NET      REDUCTION   REDUCTION      NET        REDUCTION    RATE (1)
MEDIUM-DURATION BOND
-------------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)                 $ 95,226       0.50%       0.50%        0.52%       3.59%         3.57%      240.47%
 2004                       52,865       0.50        0.50         0.53        2.97          2.94       372.25
 2003                       46,521       0.50        0.50         0.55        2.96          2.91       457.74
 2002                        7,218       0.51        0.50         0.82        4.77          4.45       542.94
 2001 (3)                       25       0.52        0.50        92.28        4.99        (86.79)      247.20
 GS4 CLASS
 2005 (5)                 $933,342       0.62%       0.62%        0.71%       3.45%         3.36%      240.47%
 2004                      853,377       0.62        0.62         0.72        2.85          2.75       372.25
 2003                      741,743       0.62        0.62         0.71        3.37          3.28       457.74
 2002                      767,926       0.63        0.62         0.77        4.62          4.47       542.94
 2001 (3)                  827,774       0.64        0.62         0.77        4.62          4.47       247.20
 GS6 CLASS
 2005 (5)                 $ 13,227       0.95%       0.95%        1.09%       3.09%         2.95%      240.47%
 2004                       16,524       0.90        0.90         0.95        2.61          2.56       372.25
 2003                       22,640       0.90        0.90         0.96        3.03          2.97       457.74
 2002                       19,289       0.90        0.90         1.03        4.37          4.24       542.94
 2001 (3)                      123       0.92        0.90        58.64        4.49        (53.25)      247.20
 GS8 CLASS
 2005 (5)                 $  5,152       1.35%       1.35%        1.70%       2.72%         2.37%      240.47%
 2004 (4)                    5,043       1.35        1.35         1.59        1.41          1.17       372.25
 EXTENDED-DURATION BO
-------------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)                 $ 56,645       0.56%       0.56%        0.56%       5.05%         5.05%       13.04%
 2004                       32,309       0.57        0.57         0.57        5.17          5.17        65.87
 2003                       29,004       0.59        0.59         0.60        5.49          5.48       121.20
 2002                        6,506       0.64        0.64         0.88        6.47          6.23        45.17
 2001 (3)                       26       0.66        0.65        90.75        6.62        (83.48)       21.95
 GS4 CLASS
 2005 (5)                 $398,810       0.73%       0.73%        0.76%       4.87%         4.84%       13.04%
 2004                      399,459       0.73        0.73         0.75        5.01          4.99        65.87
 2003                      385,110       0.73        0.73         0.75        5.46          5.44       121.20
 2002                      401,198       0.73        0.73         0.82        6.29          6.20        45.17
 2001 (3)                  404,278       0.74        0.73         0.84        6.32          6.21        21.95
 GS6 CLASS
 2005 (5)                 $ 15,225       1.08%       1.08%        1.09%       4.48%         4.47%       13.04%
 2004                       24,043       0.98        0.98         0.96        4.76          4.78        65.87
 2003                       27,978       0.93        0.93         0.94        5.25          5.24       121.20
 2002                       24,812       0.91        0.91         1.03        6.18          6.06        45.17
 2001 (3)                    8,553       1.06        1.05        28.96        6.14        (21.77)       21.95
 GS8 CLASS
 2005 (5)                 $  5,393       1.50%       1.50%        1.74%       4.10%         3.86%       13.04%
 2004 (4)                    5,096       1.50        1.50         1.61        4.31          4.20        65.87

---------------
 +  Amount represents less than $0.005 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
(3) Inception date was August 27, 2001.
(4) Inception date was November 8, 2004.
(5) For the six months ended June 30, 2005.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED) CONTINUED

                                                     REALIZED
                                                        AND                    DISTRIBUTIONS
                       NET ASSET                    UNREALIZED    DIVIDENDS      FROM NET         EXCESS       NET ASSET
                        VALUE,                         GAIN        FROM NET      REALIZED      DISTRIBUTION/    VALUE,
                       BEGINNING   NET INVESTMENT    (LOSS) ON    INVESTMENT      CAPITAL        RETURN OF      END OF
                       OF PERIOD       INCOME       INVESTMENTS     INCOME         GAINS          CAPITAL       PERIOD
EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)               $ 9.78         $0.08#         $(0.16)       $(0.11)        $   --           $--         $ 9.59
 2004                     9.08          0.16#           0.81         (0.27)            --           --+           9.78
 2003                     7.22          0.12#           1.91         (0.17)            --           --            9.08
 2002                     9.58          0.14           (2.29)        (0.18)         (0.03)          --            7.22
 2001 (3)                10.00          0.03           (0.34)        (0.06)         (0.05)          --            9.58
 GS4 CLASS
 2005 (5)               $16.47         $0.11#         $(0.25)       $(0.10)        $   --           $--         $16.23
 2004                    15.12          0.25#           1.35         (0.25)            --           --           16.47
 2003                    11.93          0.18#           3.16         (0.15)            --           --           15.12
 2002                    15.64          0.17           (3.69)        (0.16)         (0.03)          --           11.93
 2001 (3)                16.15          0.05           (0.46)        (0.05)         (0.05)          --           15.64
 GS6 CLASS
 2005 (5)               $ 9.83         $0.06#         $(0.14)       $(0.10)        $   --           $--         $ 9.65
 2004                     9.14          0.13#           0.81         (0.25)            --           --            9.83
 2003                     7.26          0.10#           1.93         (0.15)            --           --            9.14
 2002                     9.63          0.13           (2.31)        (0.16)         (0.03)          --            7.26
 2001 (3)                10.00          0.02           (0.28)        (0.06)         (0.05)          --            9.63
 GS8 CLASS
 2005 (5)               $ 9.84         $0.04#         $(0.15)       $(0.08)        $   --           $--         $ 9.65
 2004 (4)                 9.55          0.04#           0.35         (0.10)            --           --            9.84
 VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)               $11.44         $0.09#         $ 0.13        $(0.13)        $   --           $--         $11.53
 2004                     9.94          0.17#           1.59         (0.26)            --+          --           11.44
 2003                     7.77          0.14#           2.26         (0.23)            --           --            9.94
 2002                     9.64          0.16           (1.80)        (0.23)            --           --+           7.77
 2001 (3)                10.00          0.06           (0.35)        (0.07)            --           --            9.64
 GS4 CLASS
 2005 (5)               $17.74         $0.12#         $ 0.20        $(0.12)        $   --           $--         $17.94
 2004                    15.28          0.24#           2.45         (0.23)            --           --           17.74
 2003                    11.85          0.21#           3.43         (0.21)            --           --           15.28
 2002                    14.57          0.21           (2.73)        (0.20)            --           --+          11.85
 2001 (3)                15.21          0.06           (0.64)        (0.06)            --           --           14.57
 GS6 CLASS
 2005 (5)               $11.39         $0.06#         $ 0.13        $(0.10)        $   --           $--         $11.48
 2004                     9.90          0.12#           1.59         (0.22)            --           --           11.39
 2003                     7.75          0.11#           2.23         (0.19)            --           --            9.90
 2002                     9.61          0.15           (1.82)        (0.19)            --           --+           7.75
 2001 (3)                10.00          0.03           (0.35)        (0.07)            --           --            9.61
 GS8 CLASS
 2005 (5)               $11.39         $0.04#         $ 0.13        $(0.09)        $   --           $--         $11.47
 2004 (4)                10.89          0.03#           0.54         (0.07)            --           --           11.39

                                                                  RATIOS TO AVERAGE NET ASSETS (2)
                                                    ------------------------------------------------------------
                                                                                                     INVESTMENT
                                                                            EXPENSES,                  INCOME/
                                                                             BEFORE                    (LOSS),
                                                                EXPENSES,    WAIVERS                  EXCLUDING
                                     NET ASSETS,                INCLUDING      AND      INVESTMENT   WAIVERS AND   PORTFOLIO
                         TOTAL      END OF PERIOD   EXPENSES,    EXPENSE     EXPENSE     INCOME,       EXPENSE     TURNOVER
                       RETURN (1)       (000)          NET      REDUCTION   REDUCTION      NET        REDUCTION    RATE (1)
EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)                 (0.78)%     $   56,835      0.23%       0.23%        0.23%       1.61%         1.61%        1.99%
 2004                     10.77           36,148      0.25        0.25         0.23        1.75          1.77         2.48
 2003                     28.19           33,009      0.25        0.25         0.28        1.46          1.43         1.87
 2002                    (22.57)           4,737      0.25        0.25         0.60        1.40          1.05         3.17
 2001 (3)                 (3.14)              28      0.25        0.25        86.25        1.19        (84.81)        2.81
 GS4 CLASS
 2005 (5)                 (0.85)%     $  385,431      0.40%       0.40%        0.43%       1.42%         1.39%        1.99%
 2004                     10.60          417,962      0.40        0.40         0.41        1.60          1.59         2.48
 2003                     28.03          382,067      0.40        0.40         0.44        1.33          1.29         1.87
 2002                    (22.59)         295,261      0.40        0.40         0.51        1.21          1.10         3.17
 2001 (3)                 (2.55)         401,471      0.40        0.40         0.53        0.98          0.85         2.81
 GS6 CLASS
 2005 (5)                 (0.80)%     $   11,402      0.51%       0.51%        0.86%       1.31%         0.96%        1.99%
 2004                     10.37           11,502      0.45        0.45         0.72        1.41          1.14         2.48
 2003                     28.09           17,395      0.45        0.45         0.73        1.28          1.00         1.87
 2002                    (22.71)          12,890      0.45        0.45         0.81        1.21          0.85         3.17
 2001 (3)                 (2.65)             367      0.45        0.45        28.52        0.95        (27.12)        2.81
 GS8 CLASS
 2005 (5)                 (1.09)%     $    5,149      0.90%       0.90%        1.33%       0.92%         0.49%        1.99%
 2004 (4)                  4.11            5,205      0.90        0.90         1.27        3.18          2.81         2.48
 VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)                  1.95%      $  147,277      0.73%       0.72%        0.73%       1.61%         1.60%       27.91%
 2004                     17.83           75,123      0.75        0.74         0.74        1.64          1.64        55.50
 2003                     31.09           69,991      0.76        0.75         0.78        1.62          1.59        53.74
 2002                    (17.22)           5,265      0.76        0.72         1.06        1.77          1.43        70.42
 2001 (3)                 (2.88)              77      0.76        0.76        81.37        1.60        (79.01)       21.09
 GS4 CLASS
 2005 (5)                  1.79%      $1,236,297      0.90%       0.89%        0.92%       1.33%         1.30%       27.91%
 2004                     17.71        1,305,669      0.90        0.89         0.92        1.49          1.46        55.50
 2003                     30.84        1,152,116      0.90        0.88         0.94        1.59          1.53        53.74
 2002                    (17.37)         938,583      0.90        0.87         0.98        1.57          1.46        70.42
 2001 (3)                 (3.79)       1,159,209      0.90        0.90         1.00        1.29          1.19        21.09
 GS6 CLASS
 2005 (5)                  1.69%      $   14,286      1.20%       1.19%        1.30%       1.11%         1.00%       27.91%
 2004                     17.35           17,968      1.15        1.14         1.22        1.20          1.12        55.50
 2003                     30.46           19,680      1.15        1.13         1.20        1.33          1.26        53.74
 2002                    (17.48)          13,987      1.15        1.11         1.29        1.38          1.20        70.42
 2001 (3)                 (3.23)             168      1.15        1.15        65.50        1.12        (63.23)       21.09
 GS8 CLASS
 2005 (5)                  1.46%      $    5,341      1.60%       1.59%        1.86%       0.71%         0.44%       27.91%
 2004 (4)                  5.28            5,262      1.60        1.59         1.79        1.71          1.51        55.50

---------------
 +  Amount represents less than $0.005 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
(3) Inception date was August 27, 2001.
(4) Inception date was November 8, 2004.
(5) For the six months ended June 30, 2005.
                       See Notes to Financial Statements.


                                                               REALIZED
                                                                  AND       DISTRIBUTIONS
                                 NET ASSET                    UNREALIZED      FROM NET      NET ASSET
                                  VALUE,                         GAIN         REALIZED       VALUE,                   NET ASSETS,
                                 BEGINNING   NET INVESTMENT    (LOSS) ON       CAPITAL       END OF       TOTAL      END OF PERIOD
                                 OF PERIOD   INCOME/(LOSS)    INVESTMENTS       GAINS        PERIOD     RETURN (1)       (000)
GROWTH EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)                         $10.29         $   --+,#      $(0.11)         $   --       $10.18        (1.07)%     $  158,198
 2004                               9.16             --           1.13              --        10.29        12.34           84,177
 2003                               7.07          (0.01)          2.10              --         9.16        29.56           79,547
 2002                               9.83           0.01          (2.77)             --         7.07       (28.08)           4,553
 2001 (3)                          10.00             --+         (0.17)             --         9.83        (1.70)              29
 GS4 CLASS
 2005 (5)                         $16.33         $(0.01)#       $(0.19)         $   --       $16.13        (1.23)%     $1,282,308
 2004                              14.55          (0.02)          1.80              --        16.33        12.23        1,405,754
 2003                              11.23          (0.01)          3.33              --        14.55        29.56        1,285,223
 2002                              15.63          (0.01)         (4.39)             --        11.23       (28.15)       1,049,709
 2001 (3)                          15.93          (0.01)         (0.29)             --        15.63        (1.88)       1,354,301
 GS6 CLASS
 2005 (5)                         $10.17         $(0.02)#       $(0.12)         $   --       $10.03        (1.38)%     $   10,413
 2004                               9.08          (0.07)          1.16              --        10.17        12.00           13,780
 2003                               7.03          (0.02)          2.07              --         9.08        29.16           18,099
 2002                               9.81          (0.02)         (2.76)             --         7.03       (28.34)          12,503
 2001 (3)                          10.00             --+         (0.19)             --         9.81        (1.90)             309
 GS8 CLASS
 2005 (5)                         $10.16         $(0.04)#       $(0.11)         $   --       $10.01        (1.48)%     $    5,218
 2004 (4)                           9.59             --+          0.57              --        10.16         5.94            5,299
 SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)                         $12.51         $ 0.01#        $ 0.01          $   --       $12.53         0.16%      $   59,283
 2004                              11.52          (0.01)          1.74           (0.74)       12.51        15.04           28,639
 2003                               7.88          (0.03)          3.67              --        11.52        46.19           25,415
 2002                              10.12          (0.01)         (2.23)             --         7.88       (22.13)           4,869
 2001 (3)                          10.00             --+          0.12              --        10.12         1.20               81
 GS4 CLASS
 2005 (5)                         $16.48         $   --+#       $ 0.02          $   --       $16.50         0.12%      $  459,356
 2004                              14.99          (0.02)          2.25           (0.74)       16.48        14.89          432,763
 2003                              10.25          (0.04)          4.78              --        14.99        46.24          357,703
 2002                              13.18          (0.02)         (2.91)             --        10.25       (22.23)         232,992
 2001 (3)                          13.07          (0.01)          0.12              --        13.18         0.84          321,743
 GS6 CLASS
 2005 (5)                         $12.34         $(0.02)#       $ 0.02          $   --       $12.34           --%      $   14,695
 2004                              11.41          (0.08)          1.75           (0.74)       12.34        14.66           17,875
 2003                               7.83          (0.04)          3.62              --        11.41        45.72           22,520
 2002                              10.09          (0.04)         (2.22)             --         7.83       (22.40)          12,878
 2001 (3)                          10.00             --+          0.09              --        10.09         0.90              115
 GS8 CLASS
 2005 (5)                         $12.34         $(0.04)#       $ 0.01          $   --       $12.31        (0.24)%     $    5,374
 2004 (4)                          12.14          (0.01)          0.95           (0.74)       12.34         7.77            5,386

                                               RATIOS TO AVERAGE NET ASSETS (2)
                                 ------------------------------------------------------------
                                                                                  INVESTMENT
                                                         EXPENSES,                  INCOME/
                                                          BEFORE                    (LOSS),
                                             EXPENSES,    WAIVERS    INVESTMENT    EXCLUDING
                                             INCLUDING      AND       INCOME/     WAIVERS AND   PORTFOLIO
                                 EXPENSES,    EXPENSE     EXPENSE     (LOSS),       EXPENSE     TURNOVER
                                    NET      REDUCTION   REDUCTION      NET        REDUCTION    RATE (1)
GROWTH EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)                          0.87%       0.86%        0.89%      (0.02)%        (0.05)%     25.59%
 2004                              0.87        0.86         0.89        0.01          (0.02)      55.65
 2003                              0.81        0.79         0.85       (0.03)         (0.09)      77.02
 2002                              0.78        0.75         1.14        0.09          (0.30)      41.41
 2001 (3)                          0.78        0.78        83.19        0.02         (82.39)       8.71
 GS4 CLASS
 2005 (5)                          0.99%       0.98%        1.08%      (0.13)%        (0.23)%     25.59%
 2004                              0.99        0.98         1.08       (0.11)         (0.21)      55.65
 2003                              0.92        0.90         1.01       (0.07)         (0.18)      77.02
 2002                              0.90        0.88         1.02       (0.05)         (0.19)      41.41
 2001 (3)                          0.90        0.90         1.05       (0.11)         (0.26)       8.71
 GS6 CLASS
 2005 (5)                          1.29%       1.28%        1.53%      (0.45)%        (0.70)%     25.59%
 2004                              1.24        1.23         1.44       (0.42)         (0.63)      55.65
 2003                              1.17        1.15         1.33       (0.33)         (0.51)      77.02
 2002                              1.15        1.12         1.36       (0.28)         (0.52)      41.41
 2001 (3)                          1.15        1.15        47.77       (0.32)        (46.94)       8.71
 GS8 CLASS
 2005 (5)                          1.69%       1.68%        2.07%      (0.83)%        (1.22)%     25.59%
 2004 (4)                          1.69        1.67         1.97        0.30             --       55.65
 SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)                          1.11%       1.10%        1.05%       0.09%          0.14%      54.64%
 2004                              1.18        1.15         1.20       (0.10)         (0.15)     148.32
 2003                              1.18        1.12         1.27       (0.26)         (0.41)     130.80
 2002                              1.18        1.11         1.60       (0.12)         (0.61)     160.46
 2001 (3)                          1.18        1.18        76.30        0.12         (75.00)      91.89
 GS4 CLASS
 2005 (5)                          1.24%       1.23%        1.24%      (0.05)%        (0.06)%     54.64%
 2004                              1.25        1.22         1.37       (0.16)         (0.31)     148.32
 2003                              1.25        1.19         1.43       (0.34)         (0.58)     130.80
 2002                              1.25        1.19         1.51       (0.19)         (0.51)     160.46
 2001 (3)                          1.25        1.25         1.52       (0.13)         (0.40)      91.89
 GS6 CLASS
 2005 (5)                          1.54%       1.53%        1.63%      (0.35)%        (0.45)%     54.64%
 2004                              1.50        1.47         1.69       (0.43)         (0.65)     148.32
 2003                              1.50        1.44         1.70       (0.59)         (0.85)     130.80
 2002                              1.50        1.43         1.82       (0.44)         (0.83)     160.46
 2001 (3)                          1.50        1.50       123.38       (0.28)       (122.16)      91.89
 GS8 CLASS
 2005 (5)                          1.94%       1.93%        2.24%      (0.75)%        (1.06)%     54.64%
 2004 (4)                          1.95        1.91         2.19       (0.68)         (0.96)     148.32

---------------
 +  Amount represents less than $0.005 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
(3) Inception date was August 27, 2001.
(4) Inception date was November 8, 2004.
(5) For the six months ended June 30, 2005.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED) CONTINUED

                                                     REALIZED
                                                        AND
                       NET ASSET                    UNREALIZED     DIVIDENDS              NET ASSET
                        VALUE,                         GAIN         FROM NET    RETURN     VALUE,                    NET ASSETS,
                       BEGINNING   NET INVESTMENT    (LOSS) ON     INVESTMENT     OF       END OF       TOTAL       END OF PERIOD
                       OF PERIOD   INCOME/(LOSS)    INVESTMENTS      INCOME     CAPITAL    PERIOD     RETURN (1)        (000)
INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)               $12.93         $ 0.16#        $ 0.05         $(0.22)      $--      $12.92        (0.08)%      $  150,818
 2004                    11.06           0.16           1.93          (0.22)      --        12.93        18.93            87,300
 2003                     8.26           0.08#          2.90          (0.18)      --        11.06        36.06            50,390
 2002                     9.50           0.11          (1.22)         (0.13)      --+        8.26       (11.72)            5,416
 2001 (3)                10.00             --+         (0.47)         (0.03)      --         9.50        (4.69)               27
 GS4 CLASS
 2005 (5)               $15.20         $ 0.17#        $(0.01)        $(0.19)      $--      $15.17        (0.20)%      $  981,709
 2004                    12.96           0.17           2.26          (0.19)      --        15.20        18.80         1,072,556
 2003                     9.66           0.15#          3.31          (0.16)      --        12.96        35.81           920,664
 2002                    11.09           0.11          (1.43)         (0.11)      --+        9.66       (11.94)          698,704
 2001 (3)                11.66           0.01          (0.55)         (0.03)      --        11.09        (4.61)          795,363
 GS6 CLASS
 2005 (5)               $12.80         $ 0.13#        $   --+        $(0.17)      $--      $12.76        (0.31)%      $   16,280
 2004                    10.95           0.12           1.90          (0.17)      --        12.80        18.52            19,551
 2003                     8.19           0.10#          2.80          (0.14)      --        10.95        35.47            20,434
 2002                     9.43           0.06          (1.21)         (0.09)      --+        8.19       (12.18)           14,078
 2001 (3)                10.00          (0.01)#        (0.53)         (0.03)      --         9.43        (5.40)               51
 GS8 CLASS
 2005 (5)               $12.80         $ 0.11#        $(0.09)        $(0.09)      $--      $12.73        (0.55)%      $    5,318
 2004 (4)                12.05            --+           0.84          (0.09)      --        12.80         6.93             5,346

                                           RATIOS TO AVERAGE NET ASSETS (2)
                                   ------------------------------------------------
                                                                        INVESTMENT
                                               EXPENSES,                  INCOME/
                                                BEFORE                    (LOSS),
                                   EXPENSES,    WAIVERS    INVESTMENT    EXCLUDING
                                   INCLUDING      AND       INCOME/     WAIVERS AND   PORTFOLIO
                       EXPENSES,    EXPENSE     EXPENSE     (LOSS),       EXPENSE     TURNOVER
                          NET      REDUCTION   REDUCTION      NET        REDUCTION    RATE (1)
INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------------------------
 GS2 CLASS
 2005 (5)                0.97%       0.96%        1.12%       2.54%          2.38%      16.05%
 2004                    0.97        0.95         1.13        1.32           1.14       32.65
 2003                    0.97        0.95         1.14        0.86           0.67       33.24
 2002                    0.96        0.93         1.43        1.29           0.79       30.13
 2001 (3)                0.96        0.96        88.97        0.11         (87.90)      20.05
 GS4 CLASS
 2005 (5)                1.15%       1.14%        1.31%       2.32%          2.15%      16.05%
 2004                    1.15        1.13         1.31        1.22           1.04       32.65
 2003                    1.15        1.13         1.31        1.39           1.21       33.24
 2002                    1.15        1.12         1.35        1.00           0.77       30.13
 2001 (3)                1.15        1.15         1.37        0.28           0.06       20.05
 GS6 CLASS
 2005 (5)                1.40%       1.39%        1.64%       1.98%          1.73%      16.05%
 2004                    1.35        1.33         1.58        1.06           0.81       32.65
 2003                    1.36        1.34         1.50        1.14           0.98       33.24
 2002                    1.37        1.34         1.64        0.88           0.58       30.13
 2001 (3)                1.45        1.45       256.83       (0.32)       (255.70)      20.05
 GS8 CLASS
 2005 (5)                1.80%       1.79%        2.25%       1.68%          1.22%      16.05%
 2004 (4)                1.80        1.78         2.16       (0.37)         (0.75)      32.65

---------------
 +  Amount represents less than $0.005 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
(3) Inception date was August 27, 2001.
(4) Inception date was November 8, 2004.
(5) For the six months ended June 30, 2005.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUNDS

AB Funds Trust (the "Trust") was organized as a Delaware business trust on March 2, 2000. The Trust has established seventeen series (each a "Fund" and together, the "Funds"). Each Fund is a diversified, open-end management investment company and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund and Global Equity Fund are each referred to as a "Blended Fund" and together are referred to as the "Blended Funds." The Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I and Global Equity Fund I are each referred to as an "Institutional Blended Fund" and together are referred to as the "Institutional Blended Funds." The remaining Funds are each referred to as a "Select Fund" and are together referred to as the "Select Funds." The Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund are together referred to as the "Bond Funds." The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund are together referred to as the "Equity Funds." The Money Market Fund is referred to as the "Money Market Fund."

There are four classes of shares issued by the Trust -- the GS2 Class, the GS4 Class, the GS6 Class and the GS8 Class, which began operations on November 8, 2004. The Blended Funds consist of a GS4, GS6 and GS8 Class. The Institutional Blended Funds consist of a GS2 Class only. The Select Funds consist of a GS2, GS4, GS6 and GS8 Class. All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed income obligations, stocks and other investments. The Blended Funds and Institutional Blended Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Blended Funds and Institutional Blended Funds are commonly referred to as "Fund of Funds".

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale, or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. AB Funds Trust uses FT-Interactive Data ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign equity securities held by AB Funds Trust based on certain factors and methodologies applied by FT in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a "confidence interval" is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, AB Funds Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by FT.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Blended Funds and Institutional Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

B. REPURCHASE AGREEMENTS

Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds' exposure may include future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

     FINANCIAL FUTURES CONTRACTS -- The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, the intended purchase of securities or to gain market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

     Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS -- Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and this party's ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. The Funds bear the market risk arising from any change in index values or interest rates.

     FORWARD FOREIGN EXCHANGE CONTRACTS -- Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     FOREIGN CURRENCY OPTIONS AND FUTURES -- The International Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

     TBAS -- The Bond Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities" above.

     SWAP AGREEMENTS -- Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Bond Funds may enter into interest rate and credit default swaps, the International Equity and Bond Funds may enter into currency swaps and each Select Fund may enter into total return swaps.

     Swap agreements are the exchange of one security or asset for another. A swap may be entered into in order to, among other things, change the maturity of a fund's portfolio, to protect a fund's value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index, or that the counterparty will not fulfill its obligation under the agreement. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities may be set aside as collateral by the Fund's custodian.

D. FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

E. FEDERAL INCOME TAXES

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

F. DIVIDENDS TO SHAREHOLDERS

The Money Market Fund declares a dividend daily and payable monthly equal to its net investment income for that day. The Bond Funds declare and pay dividends from net investment income monthly. The Equity Index Fund, Value Equity Fund and Growth Equity Fund declare and pay dividends from net investment income semi-annually. The Small Cap Equity Fund, International Equity Fund, the Blended Funds and the Institutional Blended Funds declare and pay dividends from net investment income annually. The Funds declare and pay distributions from capital gains, if available, annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. SECURITY TRANSACTIONS, INCOME AND REALIZED GAINS AND LOSSES
Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are identified on an identified cost basis.

Income from Real Estate Investment Trusts ("REITS") is accounted for on ex-date using the prior year's 1099 information. Any changes from these estimates are recognized in the following year when the 1099 for the current year is received, typically in February.

H. EXPENSES

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds of the Trust are generally allocated to each Fund in proportion to their relative net assets. Each class of shares bears its pro-rata portion of expenses attributable to its class, except that each class separately bears expenses related specifically to that class, such as printing, transfer agent, service and distribution fees.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEES

Pursuant to a separate investment advisory agreement, SBC Financial Services, Inc. ("SBCFS" or "Investment Advisor") acts as the Investment Advisor to the Funds. As Investment Advisor it supervises the investments of the Funds and for such services is paid a fee. SBCFS and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund's investments. Under the general supervision of SBCFS, the sub-advisers make the day-to-day investment decisions for the Select Funds and for such services each sub-adviser receives a fee from the Funds.

The advisory fees paid to SBCFS and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory and sub-advisory fees accrued during the six months ended June 30, 2005, based upon average daily net assets, were as follows:

FUND                      ADVISORY FEES    SUB-ADVISER FEES
----                      -------------    ----------------
Flexible Income               0.10%                --
Growth & Income               0.10%                --
Capital Opportunities         0.10%                --
Global Equity                 0.10%                --
Flexible Income I             0.10%                --
Growth & Income I             0.10%                --
Capital Opportunities I       0.10%                --
Global Equity I               0.10%                --
Money Market                  0.14%              0.07%
Low-Duration Bond             0.20%              0.21%
Medium-Duration Bond          0.23%              0.20%
Extended-Duration Bond        0.27%              0.21%
Equity Index                  0.14%              0.02%
Value Equity                  0.43%              0.24%

FUND                      ADVISORY FEES    SUB-ADVISER FEES
----                      -------------    ----------------
Growth Equity                 0.48%              0.36%
Small Cap Equity              0.30%              0.64%
International Equity          0.47%              0.49%

For the six months ended June 30, 2005, advisory fees and waivers for each Fund were as follows:

                          GROSS                   NET ADVISORY FEE
                       ADVISORY FEE    WAIVERS    (REIMBURSEMENT)
                       ------------   ---------   ----------------
Flexible Income         $  130,528    $ (77,440)     $   53,088
Growth & Income            598,995      (31,029)        567,966
Capital Opportunities      483,666      (36,674)        446,992
Global Equity              431,823      (43,700)        388,123
Flexible Income I           25,234      (28,551)         (3,317)
Growth & Income I          106,400       (2,832)        103,568
Capital Opportunities
  I                         69,555      (16,779)         52,776
Global Equity I             53,575      (17,199)         36,376
Money Market               616,674      (17,607)        599,067
Low-Duration Bond          863,616     (260,644)        602,972
Medium-Duration Bond     1,097,524     (415,267)        682,257
Extended-Duration
  Bond                     630,768      (59,504)        571,264
Equity Index               317,808      (86,915)        230,893
Value Equity             2,930,515     (157,554)      2,772,961
Growth Equity            3,445,697     (611,568)      2,834,129
Small Cap Equity           743,469       (3,355)        740,114
International Equity     2,737,902     (909,260)      1,828,642

B. DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Board of Trustees has adopted Shareholder Service Plans for the GS4, GS6 and GS8 Class of each Select Fund and the GS6 and GS8 Class of each Blended Fund ("Service Plans") and a separate Plan of Distribution for the GS6 and GS8 Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the 1940 Act (" 12b1 Plan").

Under the Service Plans, the GS4, GS6 and GS8 Class of each Select Fund and the GS6 and GS8 Class of each Blended Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The GS4, GS6 and GS8 Class of each Select Fund are authorized to pay service fees of 0.19%, 0.30% and 0.40% of average daily net assets, respectively. The GS6 and GS8 Class of each Blended Fund are authorized to pay service fees of 0.11% and 0.21% of average daily net assets, respectively.

Under the 12b-1 Plan, the assets of each Select Fund and Blended Fund may be used to compensate GuideStone Financial Resources, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the GS6 Class of each Select Fund and Blended Fund and 0.30% by the GS8 Class of each Select Fund and Blended Fund.

C. EXPENSE LIMITATION

SBCFS has agreed, through April 30, 2006, to waive fees and reimburse expenses of the GS2 Class, GS4 Class, GS6 Class and the GS8 Class of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each class's average daily net assets as follows:

                            GS2     GS4     GS6     GS8
FUND                       CLASS   CLASS   CLASS   CLASS
----                       -----   -----   -----   -----
Flexible Income              --    0.13%   0.50%   0.80%
Growth & Income              --    0.13%   0.60%   0.90%
Capital Opportunities        --    0.13%   0.70%   1.00%
Global Equity                --    0.13%   0.57%   0.87%
Flexible Income I          0.17%     --      --      --
Growth & Income I          0.17%     --      --      --
Capital Opportunities I    0.17%     --      --      --
Global Equity I            0.17%     --      --      --
Money Market               0.27%   0.46%   0.87%   1.17%
Low-Duration Bond          0.45%   0.61%   1.00%   1.30%
Medium-Duration Bond       0.50%   0.62%   1.05%   1.35%
Extended-Duration Bond     0.65%   0.73%   1.20%   1.50%
Equity Index               0.25%   0.40%   0.60%   0.90%
Value Equity               0.76%   0.90%   1.30%   1.60%
Growth Equity              0.87%   0.99%   1.39%   1.69%
Small Cap Equity           1.14%   1.21%   1.61%   1.91%
International Equity       0.97%   1.15%   1.50%   1.80%

During the period January 1, 2005 through April 18, 2005, SBCFS agreed to waive fees and reimburse expenses of the GS6 Class of the Select Funds (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceeded, in the aggregate, the annual percentage rate of each class's average daily net assets for the following
Funds:

                                                GS6
FUND                                           CLASS
----                                           -----
Money Market                                   0.72%
Low-Duration Bond                              0.85%
Medium-Duration Bond                           0.90%
Extended-Duration Bond                         1.05%
Equity Index                                   0.45%
Value Equity                                   1.15%
Growth Equity                                  1.24%
Small Cap Equity                               1.50%
International Equity                           1.35%

During the period April 19, 2005 through April 30, 2005 the expense caps for the Small Cap Equity Fund were as follows:

                               GS2      GS4      GS6      GS8
                              CLASS    CLASS    CLASS    CLASS
                              ------   ------   ------   ------
Small Cap Equity               1.18%    1.25%    1.65%    1.95%

Each Fund in turn agrees to reimburse SBCFS for any operating expenses in excess of the expense limitation paid, waived or assumed by SBCFS for that Fund during the limitation period, provided SBCFS would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by SBCFS.

At June 30, 2005, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                          GS2         GS4         GS6       GS8
                         CLASS       CLASS       CLASS     CLASS
                        --------   ----------   --------   ------
Flexible Income               NA   $  300,901   $ 36,343   $4,166
Growth & Income               NA       23,527     31,638    3,804
Capital Opportunities         NA      127,172     18,738      404
Global Equity                 NA      173,753     20,550    1,229
Flexible Income I       $ 99,880           NA         NA       NA
Growth & Income I         89,133           NA         NA       NA
Capital Opportunities
  I                      101,192           NA         NA       NA
Global Equity I          104,319           NA         NA       NA
Money Market               3,730           --     52,050    1,169
Low-Duration Bond         38,076    1,216,096     18,632    1,591
Medium-Duration Bond      19,308    1,794,771     14,389    1,602
Extended-Duration Bond        --      251,926         --      736
Equity Index                  --      254,603    111,964    2,657

                          GS2         GS4         GS6       GS8
                         CLASS       CLASS       CLASS     CLASS
                        --------   ----------   --------   ------
Value Equity                  --   $  927,477   $ 21,533   $1,378
Growth Equity           $ 27,888    3,081,853     66,430    1,991
Small Cap Equity              --    1,325,994     91,046    1,606
International Equity     145,167    3,817,586     89,641    2,554

During the six months ended June 30, 2005, SBCFS received the following reimbursements:

                                    GS2       GS4
                                   CLASS     CLASS
                                  -------   -------
Money Market                      $ 3,290        --
Small Cap Equity                   22,666   $32,176

D. BROKERAGE SERVICE AND OTHER ARRANGEMENTS

The Investment Advisor directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Equity Funds. The amount of expenses paid through Brokerage Service Arrangements for the six months ended June 30, 2005 were as follows:

                                       EXPENSES PAID
                                     THROUGH BROKERAGE
FUND                                SERVICE ARRANGEMENTS
----                                --------------------
Value Equity                              $68,029
Growth Equity                              65,411
Small Cap Equity                           21,583
International Equity                       80,957

In addition, the Funds have entered into arrangements with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of each Fund's expenses. During the six months ended June 30, 2005, expenses reduced were as follows:

                                                REDUCTION TO
FUND                                              EXPENSES
----                                            ------------
Flexible Income                                   $   376
Growth & Income                                       352
Capital Opportunities                                 302
Global Equity                                         195
Flexible Income I                                     286
Growth & Income I                                     339
Capital Opportunities I                               329
Global Equity I                                       321
Money Market                                        6,546
Low-Duration Bond                                  67,271
Medium-Duration Bond                               64,686
Extended-Duration Bond                              1,218
Equity Index                                          555

                                                REDUCTION TO
FUND                                              EXPENSES
----                                            ------------
Value Equity                                      $ 1,137
Growth Equity                                       2,197
Small Cap Equity                                    4,967
International Equity                                1,916

E. ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR

Certain employees of PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., are officers of the Funds. PFPC serves as Administrator and Transfer agent of the Funds.

For its services as Administrator, PFPC is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees currently range between .008% and .0375% of average net assets, excluding out of pocket expenses. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended June 30, 2005, PFPC received $2,613,725 in aggregate fees and expenses for services rendered under the various agreements described above.

PFPC Distributors, Inc. ("PDI"), also an indirect, whollyowned subsidiary of The PNC Financial Services Group, Inc., serves as the Distributor for the Funds. The Funds do not pay any fees to PDI in its capacity as distributor.

4. SECURITIES LENDING

Through an agreement with Northern Trust (the Funds' custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash, letters of credit or U.S. Government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned Securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust. At June 30, 2005, the market values of loaned securities and collateral received were as follows:

                          MARKET VALUE OF    MARKET VALUE OF
FUND                     SECURITIES LOANED     COLLATERAL
----                     -----------------   ---------------
Low-Duration Bond          $121,100,000       $123,742,618
Medium-Duration Bond        267,521,649        274,491,660
Extended-Duration Bond      243,828,757        247,854,652
Equity Index                 37,662,289         38,824,887
Value Equity                168,426,256        172,875,502
Growth Equity               124,522,318        128,207,185
Small Cap Equity            199,734,379        205,368,309
International Equity        177,594,718        186,366,831

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, the cost of purchases and proceeds from sales and maturities (other than short-term and U.S. Government obligations) aggregated for each Fund are as follows:

                                       SALE AND MATURITY
                         PURCHASES         PROCEEDS
                        ------------   -----------------
Flexible Income         $  2,000,000     $ 25,359,000
Growth & Income           28,900,000      143,883,000
Capital Opportunities     26,100,000       89,674,000
Global Equity             26,500,000       91,005,000
Flexible Income I         22,321,000        2,595,000
Growth & Income I        102,307,000        7,798,000
Capital Opportunities
  I                       76,508,000        4,162,000
Global Equity I           80,053,000        3,646,000
Low-Duration Bond        306,400,587      141,045,286
Medium-Duration Bond     272,048,653      213,411,997
Extended-Duration Bond    14,020,807       11,021,506
Equity Index               8,918,106       16,100,400
Value Equity             371,223,777      398,055,328
Growth Equity            358,796,980      386,470,272
Small Cap Equity         392,083,090      238,391,237
International Equity     181,868,226      204,925,612

For the six months ended June 30, 2005, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations aggregated for each Fund are as follows:

                                         SALE AND MATURITY
                          PURCHASES          PROCEEDS
                        --------------   -----------------
Flexible Income         $    6,406,703    $    6,866,743
Growth & Income             19,503,096        18,173,888
Capital Opportunities        7,194,343         7,911,628
Flexible Income I            1,885,376         1,735,161
Growth & Income I            5,473,937         4,434,273
Capital Opportunities
  I                          2,503,376         2,119,711
Low-Duration Bond          679,003,865       718,970,490
Medium-Duration Bond     2,032,153,758     1,834,864,160
Extended-Duration Bond      53,320,848        48,656,868

FUTURES CONTRACTS

Investments in securities as of June 30, 2005 included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                              MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                              ---------------    ----------------    ----------------    -------------------
FLEXIBLE INCOME FUND
  September 2005 S&P 500(R)                     $   89,919                3            $    896,625           $  (9,093)
                                                                                                              =========
GROWTH & INCOME FUND
  September 2005 S&P 500(R)                     $  804,275               42              12,552,750           $(127,152)
                                                                                                              =========
CAPITAL OPPORTUNITIES FUND
  September 2005 S&P 500(R)                     $  909,181               38              11,357,250           $ (88,816)
                                                                                                              =========
GLOBAL EQUITY FUND
  September 2005 S&P 500(R)                     $1,293,834               31               9,265,125           $ (65,124)
                                                                                                              =========
FLEXIBLE INCOME FUND I
  September 2005 S&P 500(R) E-Mini              $   19,982                3                 179,325           $  (1,289)
                                                                                                              =========
GROWTH & INCOME FUND I
  September 2005 S&P 500(R) E-Mini              $  154,860               39               2,331,225           $ (20,035)
                                                                                                              =========
CAPITAL OPPORTUNITIES FUND I
  September 2005 S&P 500(R) E-Mini              $  184,833               35               2,092,125           $ (16,274)
                                                                                                              =========
GLOBAL EQUITY FUND I
  September 2005 S&P 500(R) E-Mini              $  234,788               31               1,853,025           $ (14,842)
                                                                                                              =========
LOW-DURATION BOND FUND
  December 2005 90-Day Euro                     $  265,062              123              29,529,225           $ (53,613)
  December 2006 90-Day Euro                        131,834               61              14,633,138             (12,200)
  March 2006 90-Day Euro                           142,408              180              43,204,500             (63,000)
  September 2005 2-Year U.S. Treasury Note       1,785,787              805             167,188,438             (29,554)
  September 2005 5-Year U.S. Treasury Note         251,170             (114)             12,413,531             (38,792)
  September 2005 10-Year U.S. Treasury
     Note                                          255,046             (236)             26,778,625            (410,838)
  September 2005 90-Day Euro                       115,150               74              17,787,750            (158,275)
  September 2005 Euro-Bobl                         232,186              (82)             11,475,277             (66,309)
  September 2005 Euro Bund                          86,174               64               9,565,070              65,465
  September 2005 U.S. Long Treasury Bond            11,768               11               1,306,250               8,938
                                                                                                              ---------
                                                                                                              $(758,178)
                                                                                                              =========
MEDIUM-DURATION BOND FUND
  December 2005 90-Day Euro                     $  244,825              160              38,412,000           $ (83,700)
  June 2005 90-Day Euro                            416,050              272              65,276,600              47,600
  March 2006 90-Day Euro                            19,086               16               3,840,400              18,920
  September 2005 2-Year U.S. Treasury Note          52,642             (127)             26,376,313             (22,047)
  September 2005 5-Year U.S. Treasury Note         415,780             (405)             44,100,703            (118,228)
  September 2005 10-Year U.S. Treasury
     Note                                           78,383             (139)             15,772,156               8,399
  September 2005 10-Year Swap                       31,539              140              15,802,500             268,126
  September 2005 90-Day LIBOR                      141,372             (133)             28,446,549            (134,515)

                                              MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                              ---------------    ----------------    ----------------    -------------------
  September 2005 Euro-Bobl                      $   33,383               48            $  6,717,235           $  40,304
  September 2005 U.S. Long Treasury Bond           106,121             (163)             22,206,250            (375,424)
                                                                                                              ---------
                                                                                                              $(350,565)
                                                                                                              =========
EQUITY INDEX FUND
  September 2005 S&P 500(R)                     $1,163,951               23               6,874,125           $ (40,263)
                                                                                                              =========
VALUE EQUITY FUND
  September 2005 Russell 2000(R)                $  264,761                5               1,620,250           $   2,095
  September 2005 S&P 500(R)                     $4,580,873              145              43,336,875            (453,207)
                                                                                                              ---------
                                                                                                              $(451,112)
                                                                                                              =========
GROWTH EQUITY FUND
  September 2005 S&P 500(R)                     $4,810,666              184              54,993,000           $(490,154)
                                                                                                              =========
SMALL CAP EQUITY FUND
  September 2005 Russell 2000(R)                $1,030,437               37              11,897,350           $ 141,253
  September 2005 S&P 500(R)                     $  957,772               37              11,058,375             (84,197)
                                                                                                              ---------
                                                                                                              $  57,056
                                                                                                              =========

FORWARD FOREIGN CURRENCY CONTRACTS

As of June 30, 2005, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

                                                                                                               NET UNREALIZED
                         CURRENCY TO BE       AMOUNT OF CURRENCY      CURRENCY TO BE     AMOUNT OF CURRENCY    APPRECIATION/
FUND/EXPIRATION DATE        DELIVERED          TO BE DELIVERED           RECEIVED          TO BE RECEIVED      (DEPRECIATION)
--------------------   -------------------   --------------------   ------------------  --------------------   --------------
LOW-DURATION BOND
  FUND
  7/13/2005            US Dollars                         330,735   Japanese Yen             36,634,000         $   (13,257)
  7/14/2005            British Pounds                      56,000   European Euros               84,106               1,550
  7/19/2005            British Pounds                   6,254,000   US Dollars               11,196,946             172,200
  7/26/2005            European Euros                     170,000   US Dollars                  205,910              (1,102)
  7/26/2005            European Euros                   4,214,000   US Dollars                5,104,149              (1,071)
  7/26/2005            European Euros                   2,308,339   US Dollars                2,795,943             233,336
  7/27/2005            New Zealand Dollars              4,342,516   US Dollars                3,013,207             115,055
                                                                                                                -----------
                                                                                                                $   506,711
                                                                                                                ===========
MEDIUM-DURATION BOND
  FUND
  7/13/2005            US Dollars                       1,549,173   Japanese Yen            171,594,800         $   (27,058)
  7/14/2005            British Pounds                     619,478   European Euros              930,290              17,141
  7/15/2005            Mexican Pesos                    4,702,558   US Dollars                  436,370              (8,289)
  7/15/2005            Mexican Pesos                   28,439,874   US Dollars                2,639,056            (123,745)
  7/19/2005            US Dollars                         952,474   British Pounds              532,000             (19,154)
  7/20/2005            US Dollars                          61,806   South African               412,174              (5,601)
                                                                    Rands

                                                                                                               NET UNREALIZED
                         CURRENCY TO BE       AMOUNT OF CURRENCY      CURRENCY TO BE     AMOUNT OF CURRENCY    APPRECIATION/
FUND/EXPIRATION DATE        DELIVERED          TO BE DELIVERED           RECEIVED          TO BE RECEIVED      (DEPRECIATION)
--------------------   -------------------   --------------------   ------------------  --------------------   --------------
MEDIUM-DURATION BOND
  FUND
  7/20/2005            British Pounds                     115,996   US Dollars                  207,829         $     4,965
  7/21/2005            Israeli Shekels                  4,890,585   US Dollars                1,068,090              49,757
  7/26/2005            European Euros                  12,955,000   US Dollars               15,691,563               6,659
  7/26/2005            European Euros                  11,341,000   US Dollars               13,736,628              51,590
  7/26/2005            European Euros                  13,951,000   US Dollars               16,897,954              (3,544)
  7/29/2005            European Euros                   5,237,285   US Dollars                6,344,254              (4,699)
  8/10/2005            Australian Dollars               2,406,065   US Dollars                1,827,295              32,593
  8/10/2005            Canadian Dollars                 1,186,818   US Dollars                  969,560             (12,448)
  8/10/2005            European Euros                   4,964,624   US Dollars                6,016,957             391,032
  8/10/2005            European Euros                  12,301,622   US Dollars               14,909,153           1,113,340
  9/8/2005             Polish Zloty                    11,764,665   US Dollars                3,512,032             (16,781)
                                                                                                                -----------
                                                                                                                $ 1,445,758
                                                                                                                ===========
INTERNATIONAL EQUITY
  7/7/2005             Swiss Francs                       669,068   US Dollars                  522,318         $    34,682
  7/7/2005             European Euros                     995,029   US Dollars                1,204,414              76,586
  7/7/2005             Japanese Yen                   144,937,200   US Dollars                1,307,756              39,244
  7/20/2005            Japanese Yen                   138,929,887   US Dollars                1,255,110              45,890
  7/29/2005            Canadian Dollars                 1,155,472   US Dollars                  943,650             (19,257)
  7/29/2005            British Pounds                  12,027,500   US Dollars               21,525,239           1,303,557
  8/18/2005            Swiss Francs                       758,210   US Dollars                  593,846              30,154
  9/20/2005            Swiss Francs                     1,334,137   US Dollars                1,047,682              53,318
  9/28/2005            Swiss Francs                       755,569   British Pounds              755,569             (16,098)
  9/28/2005            Swiss Francs                       530,250   British Pounds              530,250              (7,922)
                                                                                                                -----------
                                                                                                                $ 1,540,154
                                                                                                                ===========

OPTIONS WRITTEN

Transactions in options written for the six months ended June 30, 2005, were as follows:

                                                              NUMBER OF     PREMIUMS
LOW-DURATION BOND FUND                                        CONTRACTS     RECEIVED
----------------------                                        ---------    ----------
Options written, 12/31/04                                       1,280      $  184,960
                                                               ------      ----------
Options written                                                   375          98,063
Options expired                                                  (320)        (88,800)
Options closed                                                    (30)         (9,263)
                                                               ------      ----------
Options written, 06/30/05                                       1,305      $  184,960
                                                               ======      ==========

                                                              NUMBER OF     PREMIUMS
MEDIUM-DURATION BOND FUND                                     CONTRACTS     RECEIVED
-------------------------                                     ---------    ----------
Options written, 12/31/04                                       6,892      $1,714,774
                                                               ------      ----------
Options written                                                   460         143,491
Options expired                                                (1,527)       (508,200)
Options closed                                                 (1,035)       (284,533)
                                                               ------      ----------
Options written, 06/30/05                                       4,790      $1,065,532
                                                               ======      ==========

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the six months ended June 30, 2005 and the year ended December 31, 2004, are as follows:

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
FLEXIBLE INCOME FUND                   SHARES               VALUE              SHARES              VALUE
--------------------               ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS4                                        994,478    $      13,048,181          3,644,007    $     48,024,107
GS6                                             --                   --          1,668,753          15,945,619
GS8                                             --                   --            539,068           5,135,729
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS4                                             --                    1            657,290           8,677,858
GS6                                             --                   --             69,167             655,380
GS8                                             --                   --             14,409             135,729
SHARES REDEEMED:
GS4                                     (2,798,907)         (36,754,730)        (3,266,256)        (43,073,535)
GS6                                             --                   --         (2,574,088)        (24,578,758)
GS8                                             --                   --            (14,409)           (135,729)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                 (1,804,429)   $     (23,706,548)           737,941    $     10,786,400
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
GROWTH & INCOME FUND                   SHARES               VALUE              SHARES              VALUE
--------------------               ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS4                                      3,379,299    $      48,025,954         11,023,584    $    153,845,536
GS6                                             --                   --          1,990,264          19,362,637
GS8                                            646                6,313            532,427           5,185,267
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS4                                              1                   19          3,025,333          43,069,121
GS6                                             --                   --             77,679             755,405
GS8                                             --                   --             19,080             185,267
SHARES REDEEMED:
GS4                                    (11,384,508)        (162,300,266)        (7,586,229)       (105,690,796)
GS6                                             --                   --         (3,159,144)        (30,905,541)
GS8                                             --                   --            (19,080)           (185,267)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                 (8,004,562)   $    (114,267,980)         5,903,914    $     85,621,629
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
CAPITAL OPPORTUNITIES FUND             SHARES               VALUE              SHARES              VALUE
--------------------------         ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS4                                      1,734,643    $      25,818,705          6,104,598    $     87,587,097
GS6                                             --                   --          1,021,152          10,493,516
GS8                                            402                4,275            497,277           5,129,834
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS4                                             42                   16          1,500,625          22,372,401
GS6                                             --                   --             22,673             237,515
GS8                                             --                   --             10,462             110,475
SHARES REDEEMED:
GS4                                     (6,260,100)         (93,366,171)        (4,253,158)        (60,847,320)
GS6                                             --                   --         (1,782,715)        (18,445,454)
GS8                                             --                   --            (12,311)           (129,741)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                 (4,525,013)   $     (67,543,175)         3,108,603    $     46,508,323
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
GLOBAL EQUITY FUND                     SHARES               VALUE              SHARES              VALUE
------------------                 ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS4                                      2,629,259    $      40,204,492          5,337,749    $     76,650,981
GS6                                             --                   --          1,360,945          14,911,322
GS8                                             --                   --            463,434           5,019,253
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS4                                             --                   --            765,384          11,723,725
GS6                                             --                   --             19,329             216,268
GS8                                             --                   --              5,003              56,833
SHARES REDEEMED:
GS4                                     (7,110,759)        (109,299,525)        (4,618,460)        (65,903,638)
GS6                                             --                   --         (2,013,639)        (22,021,876)
GS8                                             --                   --             (1,753)            (19,358)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                 (4,481,500)   $     (69,095,033)         1,317,992    $     20,633,510
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
FLEXIBLE INCOME FUND I                 SHARES               VALUE              SHARES              VALUE
----------------------             ---------------    -----------------    ---------------    ----------------
SHARES SOLD                              2,220,760    $      22,846,289            607,864    $      6,337,762
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS                                     --                   --            138,826           1,439,169
SHARES REDEEMED                           (263,279)          (2,699,902)          (474,127)         (4,942,846)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             1,957,481    $      20,146,387            272,563    $      2,834,085
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
GROWTH & INCOME FUND I                 SHARES               VALUE              SHARES              VALUE
----------------------             ---------------    -----------------    ---------------    ----------------
SHARES SOLD                              9,187,089    $     102,695,348          4,579,968    $     50,049,807
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS                                     --                   --            443,757           4,971,999
SHARES REDEEMED                           (483,313)          (5,385,714)          (921,092)        (10,194,902)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             8,703,776    $      97,309,634          4,102,633    $     44,826,904
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
CAPITAL OPPORTUNITIES FUND I           SHARES               VALUE              SHARES              VALUE
----------------------------       ---------------    -----------------    ---------------    ----------------
SHARES SOLD                              6,463,211    $      78,167,808          1,014,142    $     11,750,036
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS                                     --                   --            170,884           2,062,459
SHARES REDEEMED                           (315,036)          (3,789,150)          (557,933)         (6,492,871)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             6,148,175    $      74,378,658            627,093    $      7,319,624
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
GLOBAL EQUITY FUND I                   SHARES               VALUE              SHARES              VALUE
--------------------               ---------------    -----------------    ---------------    ----------------
SHARES SOLD                              6,233,896    $      81,367,500            648,062    $      7,880,313
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS                                     --                   --             49,042             636,392
SHARES REDEEMED                           (242,242)          (3,125,116)          (358,584)         (4,359,088)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             5,991,654    $      78,242,384            338,520    $      4,157,617
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
MONEY MARKET FUND                      SHARES               VALUE              SHARES              VALUE
-----------------                  ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                     64,737,931    $      64,737,931         45,386,513    $     45,386,512
GS4                                  1,283,958,640        1,283,958,640      2,724,683,827       2,724,683,826
GS6                                         43,984               43,984         11,500,548          11,500,547
GS8                                         23,420               23,421          5,004,597           5,004,598
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                      1,026,830            1,026,830            680,196             680,196
GS4                                      4,647,539            4,647,539          4,564,114           4,564,114
GS6                                         44,387               44,387             56,965              56,965
GS8                                         39,863               39,863              6,789               6,789
SHARES REDEEMED:
GS2                                    (35,165,730)         (35,165,730)       (48,066,537)        (48,066,537)
GS4                                 (1,338,476,977)      (1,338,476,977)    (2,744,229,998)     (2,744,229,998)
GS6                                        (44,371)             (44,371)       (15,116,865)        (15,116,865)
GS8                                        (23,730)             (23,730)            (4,288)             (4,288)
                                   ---------------    -----------------    ---------------    ----------------
Net decrease                           (19,188,214)   $     (19,188,213)       (15,534,139)   $    (15,534,141)
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
LOW-DURATION BOND FUND                 SHARES               VALUE              SHARES              VALUE
----------------------             ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      4,720,805    $      43,963,597          1,522,844    $     14,462,701
GS4                                      4,742,995           60,791,238         11,341,798         147,272,390
GS6                                         51,025              474,942          1,397,602          13,279,997
GS8                                             --                   --            526,316           5,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        176,569            1,632,560            212,603           2,002,962
GS4                                        662,375            8,477,125          1,370,322          17,743,865
GS6                                         20,405              189,513             61,346             580,489
GS8                                          6,804               63,181              8,159              76,659
SHARES REDEEMED:
GS2                                       (398,565)          (3,696,602)          (972,228)         (9,242,437)
GS4                                     (8,267,267)        (106,091,176)        (7,254,656)        (94,413,598)
GS6                                       (569,745)          (5,304,185)        (2,092,389)        (19,874,523)
GS8                                             --                   --                 --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             1,145,401    $         500,193          6,121,717    $     76,888,505
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
MEDIUM-DURATION BOND FUND              SHARES               VALUE              SHARES              VALUE
-------------------------          ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      4,692,749    $      42,505,856          2,017,679    $     18,782,002
GS4                                      8,854,468          121,261,600         14,384,711         198,015,923
GS6                                         62,271              565,914          1,738,376          16,453,300
GS8                                             --                   --            528,541           5,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        185,225            1,673,245            392,757           3,609,605
GS4                                        754,165           10,287,183          2,735,238          37,465,253
GS6                                         26,695              242,791            134,574           1,246,004
GS8                                          8,319               75,706             23,875             220,135
SHARES REDEEMED:
GS2                                       (272,662)          (2,466,844)        (1,610,530)        (14,975,756)
GS4                                     (4,632,652)         (63,140,683)        (9,138,068)       (125,341,747)
GS6                                       (459,868)          (4,180,134)        (2,496,490)        (23,624,543)
GS8                                             --                   --                 --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             9,218,710    $     106,824,634          8,710,663    $    116,850,176
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
EXTENDED-DURATION BOND FUND            SHARES               VALUE              SHARES              VALUE
---------------------------        ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      2,811,240    $      25,043,779          1,592,764    $     14,752,906
GS4                                      3,358,768           50,781,780          8,519,523         127,568,248
GS6                                        102,426              915,722          2,077,487          19,302,731
GS8                                             --                   --            541,712           5,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        192,503            1,718,661            404,013           3,655,389
GS4                                        523,857            7,918,030          1,861,952          27,717,147
GS6                                         62,029              553,182            325,052           2,941,873
GS8                                         16,512              147,309             31,449             282,167
SHARES REDEEMED:
GS2                                       (449,039)          (4,030,484)        (1,508,800)        (13,937,947)
GS4                                     (5,026,220)         (76,221,594)        (9,670,332)       (144,941,440)
GS6                                     (1,204,900)         (10,716,919)        (2,731,351)        (25,324,478)
GS8                                             --                   --                 --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase(decrease)                     387,176    $      (3,890,534)         1,443,469    $     17,016,596
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
EQUITY INDEX FUND                      SHARES               VALUE              SHARES              VALUE
-----------------                  ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      2,550,749    $      24,714,339            626,229    $      5,857,548
GS4                                      1,289,218           20,826,427          3,188,876          49,660,836
GS6                                             --                   --          1,315,085          12,679,856
GS8                                             --                   --            529,030           5,053,874
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                         68,004              652,159            101,674             973,186
GS4                                        144,998            2,351,866            383,028           6,161,862
GS6                                         12,267              118,252             41,965             402,479
GS8                                          4,561               44,015              5,469              53,874
SHARES REDEEMED:
GS2                                       (390,672)          (3,762,686)          (664,944)         (6,187,119)
GS4                                     (3,069,288)         (49,810,576)        (3,452,012)        (53,362,551)
GS6                                              6                   --         (2,091,566)        (20,107,543)
GS8                                             --                   --             (5,475)            (53,874)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                    609,843    $      (4,866,204)           (22,641)   $      1,132,428
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
VALUE EQUITY FUND                      SHARES               VALUE              SHARES              VALUE
-----------------                  ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      6,806,530    $      77,168,667          1,498,441    $     15,591,871
GS4                                      2,842,287           50,424,348          5,785,172          93,964,007
GS6                                         58,317              659,974          1,704,070          18,542,472
GS8                                             14                  189            462,149           5,034,343
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                        141,200            1,625,207            158,475           1,725,924
GS4                                        443,195            7,942,062          1,028,686          17,362,675
GS6                                         11,011              126,191             39,281             425,791
GS8                                          3,458               39,561              3,013              34,343
SHARES REDEEMED:
GS2                                       (739,968)          (8,442,662)        (2,131,621)        (22,174,278)
GS4                                     (8,006,691)        (141,122,759)        (8,581,255)       (142,217,090)
GS6                                       (402,264)          (4,427,418)        (2,153,589)        (23,638,653)
GS8                                             --                   --             (3,015)            (34,343)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                  1,157,089    $     (16,006,640)        (2,190,193)   $    (35,382,938)
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
GROWTH EQUITY FUND                     SHARES               VALUE              SHARES              VALUE
------------------                 ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      8,094,300    $      82,474,448          1,613,851    $     15,216,823
GS4                                      1,810,383           28,210,269          5,944,000          89,698,969
GS6                                         33,645              325,806          1,354,099          13,128,810
GS8                                             --                   --            521,376           5,000,000
SHARES REDEEMED:
GS2                                       (728,353)          (7,214,333)        (2,119,626)        (19,855,335)
GS4                                     (8,432,175)        (135,203,671)        (8,189,207)       (124,051,039)
GS6                                       (350,859)          (3,275,696)        (1,991,736)        (19,276,237)
GS8                                             --                   --                 --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                    426,941    $     (34,683,177)        (2,867,243)   $    (40,138,009)
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
SMALL CAP EQUITY FUND                  SHARES               VALUE              SHARES              VALUE
---------------------              ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      2,729,923    $      33,486,274            688,611    $      8,281,035
GS4                                      4,718,046           75,354,375          6,941,965         108,621,813
GS6                                         34,415              414,312          1,629,128          20,070,031
GS8                                              8                  100            411,862           5,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                             --                   --            128,304           1,605,087
GS4                                              1                   15          1,135,100          18,717,781
GS6                                             --                   --             82,022           1,012,977
GS8                                             --                   --             24,795             305,972
SHARES REDEEMED:
GS2                                       (288,922)          (3,472,636)          (732,845)         (8,746,342)
GS4                                     (3,139,290)         (50,488,622)        (5,684,710)        (88,070,288)
GS6                                       (291,638)          (3,287,987)        (2,235,825)        (27,373,199)
GS8                                             --                   --                 --                  --
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             3,762,543    $      52,005,831          2,388,407    $     39,424,867
                                   ===============    =================    ===============    ================

                                    FOR THE SIX MONTHS ENDED 06/30/05          FOR THE YEAR ENDED 12/31/04
                                   ------------------------------------    -----------------------------------
INTERNATIONAL EQUITY FUND              SHARES               VALUE              SHARES              VALUE
-------------------------          ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
GS2                                      5,498,354    $      70,845,825          3,185,332    $     36,872,679
GS4                                      3,104,384           47,206,194          5,416,943          74,761,876
GS6                                        123,176            1,580,532          1,543,393          18,807,962
GS8                                              3                   40            417,709           5,035,394
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
GS2                                             --                   --            115,700           1,448,031
GS4                                             --                   --            900,425          13,270,599
GS6                                             --                   --             23,826             295,478
GS8                                             (6)                 (83)             2,772              35,394
SHARES REDEEMED:
GS2                                       (573,713)          (7,500,218)        (1,107,875)        (12,936,001)
GS4                                     (8,946,794)        (135,906,261)        (6,777,507)        (92,618,667)
GS6                                       (374,367)          (4,704,803)        (1,906,068)        (23,242,796)
GS8                                             --                   --             (2,765)            (35,394)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                 (1,168,963)   $     (28,478,774)         1,811,885    $     21,694,555
                                   ===============    =================    ===============    ================

7. BANK BORROWINGS

The Trust, on behalf of and for the benefit of the Funds, has a credit agreement with Bank of America, N.A., dated October 19, 2004, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund Shareholder redemptions. The agreement permits borrowings up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank prime rate minus two percent or the Wall Street Journal LIBOR One Month Floating Rate plus 0.50%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.12% per annum. Each Fund had no borrowings outstanding during the six months ended June 30, 2005.

8. FEDERAL INCOME TAXES

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, investments in passive foreign investment companies and excise tax regulations. Distributions during the year ending December 31, 2004 were characterized as follows for tax purposes:

                           ORDINARY      LONG-TERM        TOTAL
FUND                        INCOME      CAPITAL GAIN   DISTRIBUTION
----                      -----------   ------------   ------------
Flexible Income           $ 6,674,001   $ 2,803,393    $ 9,477,394
Growth & Income            26,687,405    17,336,809     44,024,214
Capital Opportunities      14,526,079     8,194,511     22,720,590
Global Equity               7,152,360     4,844,621     11,996,981
Flexible Income I           1,154,594       284,575      1,439,169
Growth & Income I           3,927,779     1,049,665      4,977,444
Capital Opportunities I     1,611,896       450,563      2,062,459
Global Equity I               531,130       105,262        636,392
Money Market                8,848,288            --      8,848,288
Low-Duration Bond          17,308,846     3,097,375     20,406,221
Medium-Duration Bond       37,814,520     4,734,024     42,548,544
Extended-Duration Bond     25,006,677     9,593,313     34,599,990
Equity Index                7,592,346            --      7,592,346
Value Equity               19,558,474         3,412     19,561,886
Small Cap Equity                   --    21,644,314     21,644,314
International Equity       15,049,648            --     15,049,648

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                        UNDISTRIBUTED
                                          LONG-TERM
                                           CAPITAL        UNREALIZED
                        UNDISTRIBUTED   GAIN/(CAPITAL   APPRECIATION/
                          ORDINARY          LOSS        (DEPRECIATION)
FUND                       INCOME       CARRYFORWARD)   ON INVESTMENTS
----                    -------------   -------------   --------------
Flexible Income          $    7,952     $   1,587,438    $ 50,183,950
Growth & Income             353,113        10,895,930     232,361,397
Capital Opportunities       288,294         6,575,839     200,787,861
Global Equity               331,839         3,707,367     205,882,819
Flexible Income I                41           205,456         632,600
Growth & Income I            30,800         1,395,471       7,969,768
Capital Opportunities
  I                          21,683           620,988      10,640,691
Global Equity I              15,167           232,704       6,922,696
Money Market                    622            (2,944)             --
Low-Duration Bond           363,897        (1,356,941)     (4,285,778)

                                        UNDISTRIBUTED
                                          LONG-TERM
                                           CAPITAL        UNREALIZED
                        UNDISTRIBUTED   GAIN/(CAPITAL   APPRECIATION/
                          ORDINARY          LOSS        (DEPRECIATION)
FUND                       INCOME       CARRYFORWARD)   ON INVESTMENTS
----                    -------------   -------------   --------------
Medium-Duration Bond     $2,522,352     $   1,305,314    $ 14,984,799
Extended-Duration Bond      173,498         4,831,071      25,137,349
Equity Index                     --        (4,712,723)     69,497,033
Value Equity                     --        17,970,092     247,984,576
Growth Equity                  (833)     (302,364,465)    288,974,701
Small Cap Equity          6,896,022         8,770,515      83,256,891
International Equity      2,376,385       (59,817,026)    270,368,429

Post-October loss deferrals have been included in undistributed ordinary income and undistributed long-term capital gains, depending upon the character of the loss deferral.

For federal income tax purposes, capital loss carryovers, and their expiration dates, were as follows as of December 31, 2004:

                        EXPIRING       EXPIRING       EXPIRING
                       12/31/2009     12/31/2010     12/31/2011       TOTAL
                       -----------   ------------   ------------   ------------
Money Market Fund               --             --   $      2,028   $      2,028
Equity Index                    --   $  4,712,723             --      4,712,723
Growth Equity          $54,032,205    125,035,753    123,296,507    302,364,465
International Equity            --     24,689,422     35,127,604     59,817,026

For federal income tax purposes, post-October loss deferrals, which will reverse in 2005, were as follows as of December 31, 2004:

                               CAPITAL     FX AND PFIC     TOTAL
                              ----------   -----------   ----------
Money Market                  $      916        --       $      916
Low-Duration Bond              1,359,195        --        1,359,195
Growth Equity                         --      $833              833

At June 30, 2005, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                           NET UNREALIZED
                           APPRECIATION/    APPRECIATED    DEPRECIATED
FUND                       (DEPRECIATION)    SECURITIES     SECURITIES
----                       --------------   ------------   ------------
Flexible Income             $ 43,071,799    $ 44,938,690   $ (1,866,891)
Growth & Income              201,367,344     210,010,518     (8,643,174)
Capital Opportunities        179,729,479     187,292,127     (7,562,648)
Global Equity                179,060,007     188,858,634     (9,798,627)
Flexible Income I                 74,906       1,438,350     (1,363,444)
Growth & Income I              7,692,714      10,764,580     (3,071,866)
Capital Opportunities I       10,349,332      11,494,174     (1,144,842)
Global Equity I                6,532,504       6,694,899       (162,395)
Low-Duration Bond             (5,415,904)      1,639,624     (7,055,528)
Medium-Duration Bond          15,166,013      20,835,455     (5,669,442)
Extended-Duration Bond        39,272,131      41,808,014     (2,535,883)
Equity Index                  60,011,576     117,766,352    (57,754,776)
Value Equity                 201,566,504     260,930,837    (59,364,333)
Growth Equity                255,458,101     292,940,466    (37,482,365)
Small Cap Equity              62,454,513      79,279,590    (16,825,077)
International Equity         212,646,727     255,758,486    (43,111,759)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

At June 30, 2005, the aggregate cost for federal income tax purposes was as follows (excluding foreign currency and derivative related items):

FUND                                              FEDERAL TAX COST
----                                              ----------------
Flexible Income                                    $  222,112,724
Growth & Income                                     1,002,601,524
Capital Opportunities                                 814,852,385
Global Equity                                         706,126,016
Flexible Income I                                      51,851,836
Growth & Income I                                     215,116,529
Capital Opportunities I                               136,186,714
Global Equity I                                       105,937,885
Low-Duration Bond                                   1,071,631,229
Medium-Duration Bond                                1,390,066,996
Extended-Duration Bond                                593,922,278
Equity Index                                          432,813,919
Value Equity                                        1,352,086,264
Growth Equity                                       1,346,382,432
Small Cap Equity                                      683,997,341
International Equity                                1,119,379,756

At December 31, 2004, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydown gains, net operating losses and foreign currency transactions. The following amounts were reclassified within the capital accounts:

                                                        ACCUMULATED
                                                        NET REALIZED
                                                       GAIN (LOSS) ON
                                                        INVESTMENTS,
                                                          CURRENCY
                                        ACCUMULATED     TRANSLATIONS
                           PAID IN     UNDISTRIBUTED   AND DERIVATIVE
FUND                       CAPITAL        INCOME        TRANSACTIONS
----                     -----------   -------------   --------------
Flexible Income                   --    $   58,118      $   (58,118)
Growth & Income                   --     3,423,478       (3,423,478)
Capital Opportunities             --     1,352,652       (1,352,652)
Flexible Income I                 --         8,725           (8,725)
Growth & Income I                 --       479,845         (479,845)
Capital Opportunities I           --       135,550         (135,550)
Low-Duration Bond                 --     1,448,491       (1,448,491)
Medium-Duration Bond     $  (119,286)    4,202,411       (4,083,125)
Extended-Duration Bond            --       969,074         (969,074)
Equity Index                 (12,406)       12,406               --
Growth Equity             (1,476,355)    1,470,687            5,668
Small Cap Equity                  --       762,269         (762,269)
International Equity              --        (7,551)           7,551

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 262-0511.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE        HELD BY TRUSTEEE
------------------------            --------------     -----------------------     ----------       -------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Michael R. Buster (11/18/57)         Since 2002    Executive Pastor, Prestonwood     17       None
 3656 Bridle Road                                   Baptist Church,
 Prosper, TX 75078                                  1989 - Present.
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 William Craig George (7/8/58)        Since 2004    Regional loan administrator,      17       None
 617 Glen Eden Drive                                Central Carolina Bank, 1995 -
 Raleigh, NC 27612                                  present.
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Joseph A. Mack (11/22/39)            Since 2002    Director, Office of Public        17       None
 3400 Wilmot Ave.                                   Policy, South Carolina
 Columbia, SC 29205                                 Baptist Convention,
 Trustee                                            1999 - Present; Deputy
                                                    Director, SC Retirement
                                                    Systems.
--------------------------------------------------------------------------------------------------------------------------------
 Kevin P. Mahoney (7/26/57)           Since 2004    Executive Pastor, FBC West        17       None
 First Baptist Church                               Palm Beach, FL, July 2000 -
 1101 South Flagler Drive                           present; Administrative
 West Palm Beach, FL 33401                          Pastor, FBC Merritt Island,
 Trustee                                            FL, June 1995 - June 2000.
--------------------------------------------------------------------------------------------------------------------------------
 James Ray Taylor (10/19/33)          Since 2002    Retired since 1994.               17       None
 3009 Tanglewood Park West
 Fort Worth, Texas 76109
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED TRUSTEES(2)
--------------------------------------------------------------------------------------------------------------------------------
 Barry Hartis (10/6/45)               Since 2005    Certified Public Accountant       17
 12 Waxwing Cove                                    1976 - Present, Vice
 Greensboro, NC 27455-1373                          President for Business and
 Trustee                                            Finance, Greensboro College,
                                                    January 1998 - June 30, 2005.
--------------------------------------------------------------------------------------------------------------------------------
 Gerald B. Jones (5/24/32)            Since 2000    Owner Jones Motorcars, Inc.       17       Bank of Arkansas -- Director
 Jones Motorcars, Inc.                              1957 - Present.
 3535 N. College Avenue
 Fayetteville, AR 72703-5108
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
                                                 OFFICERS WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Billinger (12/5/46)       Since 2000    Executive Officer and             N/A      N/A
 2401 Cedar Springs Road                            Treasurer, GuideStone
 Dallas, TX 75201-1407                              Financial Resources of the
 Vice President and Treasurer                       Southern Baptist Convention,
                                                    1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------
 Rodric E. Cummins (6/28/57)          Since 2000    Executive Officer and Chief       N/A      N/A
 2401 Cedar Springs Road                            Investment Officer,
 Dallas, TX 75201-1407                              GuideStone Financial
 Vice President and Investment                      Resources of the Southern
 Officer                                            Baptist Convention,
                                                    1998-Present.
--------------------------------------------------------------------------------------------------------------------------------
 John R. Jones (12/6/53)              Since 2000    Executive Vice President and      N/A      N/A
 2401 Cedar Springs Road                            Chief Operating Officer,
 Dallas, TX 75201-1407                              GuideStone Financial
 President                                          Resources of the Southern
                                                    Baptist Convention,
                                                    1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE        HELD BY TRUSTEEE
------------------------            --------------     -----------------------     ----------       -------------------
 Rodney R. Miller (5/23/53)           Since 2000    General Counsel, Legal and        N/A      N/A
 2401 Cedar Springs Road                            Compliance, GuideStone
 Dallas, TX 75201-1407                              Financial Resources of the
 Vice President, Secretary and                      Southern Baptist Convention,
 Chief Legal Officer                                1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------
 Patricia A. Weiland (8/25/59)        Since 2004    Director, Mutual Funds,           N/A      N/A
 2401 Cedar Springs Road                            GuideStone Financial
 Dallas, TX 75201-1407                              Resources of the Southern
 Vice President and Chief                           Baptist Convention,
 Compliance Officer                                 2000 - Present.


-------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

(2) Messrs. Jones and Hartis serve as trustees and are to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940, as amended.

BOARD REVIEW OF ADVISORY AGREEMENTS

As required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") of AB Funds Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees"), recently considered the renewal of (i) the investment advisory agreement between SBC Financial Services, Inc. (the "Adviser" or "SBC Financial") and the Trust on behalf of the Blended and Select Funds that comprise the Trust (the "Advisory Agreement"); and (ii) the sub-advisory agreements among the Adviser, each sub-adviser and the Trust on behalf of each Select Fund (the "Sub-Advisory Agreements"). The Advisory Agreement and each Sub-Advisory Agreement (the "Agreements") were approved for an additional one-year term at a meeting of the Board held on May 7, 9-10, 2005. The Board's decision to approve the Agreements reflects the exercise of its business judgment to continue each existing arrangement. In approving the Agreements, the Board considered information provided by the Adviser, each sub-adviser and a consulting firm engaged by the Adviser with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board's consideration of various factors and its conclusions with respect to such factors formed the basis for the Board's determination to continue the Advisory and Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the resources of the adviser; (ii) the experience and expertise of the adviser; (iii) the financial capability of the adviser; (iv) the compliance procedures and history of the adviser; (v) the performance of the fund in comparison to relevant benchmarks, similarly managed funds and the adviser's other clients; (vi) the amount of the contractual advisory fee in comparison to similarly managed funds and the adviser's other clients and the effect of any fee waiver and expense reimbursement arrangement;
(vii) the total expenses of the fund in comparison to similarly managed funds and the use of past and anticipated expense caps; (viii) the profitability of the adviser with respect to the fund and its overall business; (ix) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (x) the existence of any collateral benefits realized by the adviser; and (xi) the existence of any collateral benefits realized by the fund. In its decision to renew each Agreement, the Board was also mindful of the potential disruptions of the Trust's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an Agreement. No one factor was determinative in the Board's consideration of the Advisory and Sub-Advisory Agreements.

The Board undertook a review of the terms of each Advisory and Sub-Advisory Agreement and the nature and quality of the services provided by the Adviser and each sub-adviser. The Board conducted its analysis on a fund-by-fund basis with respect to the Adviser and each Sub-Adviser. Management provided the Board with substantial detailed information in the form of reports about each of the nine Select Funds, eight Blended Funds, twenty-seven sub-advisory firms and the Adviser prior to and during the meeting which information addressed most, if not all, of the factors listed above. Management also provided additional information about the Adviser and each Sub-Adviser in presentations made during the meeting and responded to questions from the Trustees. In addition, the Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the continuation of the Advisory and Sub-Advisory Agreements as well as the Trustees' responsibilities and duties in approving the Agreements.

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

In considering the renewal of the Advisory Agreement with the Adviser, the Trustees took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with their independent legal counsel. More specifically, the Trustees examined the nature, extent and quality of the services to be provided by the Adviser to the Funds. The Trustees evaluated the Adviser's experi-ence in serving as an investment adviser and noted the Adviser's experience with overseeing the sub-advisers. The Trustees considered the experience of key personnel at the Adviser in providing investment management and administrative services and the systems used by such persons and the ability of the Adviser to attract and retain capable personnel. The Trustees also considered the reputation, compliance history, compliance program, and financial condition of the Adviser. The Trustees noted the terms of the advisory and sub-advisory agreements and the responsibilities that the Adviser has as investment adviser to the Funds, including oversight of sub-adviser compliance with each Fund's policies and objectives, oversight of general Fund compliance, including compliance with social restrictions, and the implementation of Board directives as they relate to the Funds. The Trustees concluded that each Fund is likely to benefit from the extent and quality of these services as a result of the Adviser's experience, personnel, operations and resources.

The Trustees also reviewed a memorandum prepared by a consulting firm engaged by the Adviser for, among other things, supplying research on investment management firms. The memorandum compared each Select Fund with other funds having the same investment style or objective, and compared the share class of each Fund with other funds in the same broad distribution channel, the GS2 class against other institutional share classes and the GS4 and GS6 classes against a broad set of retail share classes. The Board analyzed the comparative expense and performance information in the memorandum, including comparative expense information for each Fund based on a sampling of funds similar in asset size. The Trustees considered the comparative performance, fee and expense information that had been provided in their evaluation of the management fees charged to each Select Fund. The Board evaluated the annualized performance results comparing the Funds against their peers, noting that most of the Funds provided above average returns with below average net expenses. The Board also considered a report prepared by management that analyzed the performance of the Blended Funds.

The Trustees examined the performance information for the Funds (GS4 Share Class) compared to Lipper peers for the one and three-year periods ended December 31, 2004. The Trustees noted that the average annual total returns for the Select Funds generally exceeded the median for their Lipper peers for both periods. They noted that the performance of the Small Cap Equity Fund for the three year period and the Money Market Fund for the one year period ended December 31, 2004 were lower than those of the Funds' peer universes for the same time periods. They also noted that the average annual total returns for the Blended Funds for the one-year and three-year periods ended December 31, 2004 were above those of unaffiliated funds in the Funds' Lipper peer groups for the same time periods, except for the Global Equity Fund for the three-year period ended December 31, 2004. The Trustees took into account the fact that the Small Cap Equity Fund underwent significant sub-adviser restructuring within the past six months in an effort to improve relative performance. The Trustees noted that twelve of seventeen sub-advisers to the equity Funds and eight out of nine sub-advisers to the fixed income Funds outperformed their respective benchmarks for the three-year period ended December 31, 2004 and that the Adviser added economic value to Funds through the selection of sub-advisers.

The Trustees examined fee and expense information for the Select Funds, as compared to other funds in the Funds' asset-stratified peer groups for the GS4 class. The Trustees determined that the total management (including both the Adviser and sub-adviser) fees for each Select Fund were lower than the median management fees for other mutual funds in the Fund's asset-stratified peer group, except for the Growth Equity Fund, the Small Cap Equity Fund and the International Equity Fund. The Trustees took into account the fact that the management fee for the International Equity Fund was only slightly above the median for other mutual funds in its asset-stratified peer group. The Trustees noted that the Adviser was currently reimbursing the expenses of most Funds, including the Growth Equity Fund, the Small Cap Equity Fund and the International Equity Fund, and the total management fees of the Funds net of any fee waiver or expense reimbursement were below the median fees for other similar funds at the same asset levels, except for the Growth Equity Fund, the Small Cap Equity Fund and the International Equity Fund. The Trustees also evaluated the expense ratios for other funds in the Funds' asset-stratified peer groups and determined that each Fund's expense ratio for the GS4 share class was significantly lower than the median ratio of such other funds. The Trustees further noted that the compensation to be received by the Adviser for each Fund under the Advisory Agreement remained the same.

The Trustees considered the costs to the Adviser of serving as the investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds in accordance with the Advisory Agreement. The Trustees considered the anticipated revenues that the Adviser expected to receive for serving as the investment manager to the Funds, the fact that the Adviser was currently reimbursing the expenses of most Funds, the fact that the Adviser did not retain any profit from its relationship with the Trust, the fact that a significant portion of the revenues received by the Adviser were forwarded to GuideStone Financial Resources (formerly, the Annuity Board of the Southern Baptist Convention), and the fact that the expenses incurred by GuideStone Financial Resources related to the operation of the Trust approximated the related revenues received. The Trustees considered whether any direct or indirect collateral benefits inured to either the Adviser or the Trust as a result of their affiliation with one another. In light of these considerations, the Trustees concluded that any profits realized in connection with the Adviser's services appeared reasonable.

The Trustees considered the extent to which the management fees to be paid to the Adviser reflected economies of scale. In this connection, the Trustees again noted that the Adviser was currently reimbursing the expenses of most Funds and the management fees of the Funds net of any fee waiver or expense reimbursement were below the median fees for other similar funds at the same asset levels, except for the Growth Equity Fund, the Small Cap Equity Fund and the International Equity Fund.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fee paid to the Adviser by each Fund was reasonable, and in the exercise of its business judgment, determined to approve the continuation of the Advisory Agreement for each Fund.

APPROVAL OF CONTINUATION OF SUB-ADVISORY AGREEMENTS

In considering the existing sub-advisory agreements with each sub-adviser, the Trustees took into account the materials provided prior to and during the meeting; and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with their independent legal counsel. More specifically, the Trustees examined the nature, extent and quality of the services to be provided by each of the sub-advisers to the Select Funds. The Trustees evaluated each sub-adviser's experience in serving as a sub-adviser to a Select Fund and noted that each sub-adviser currently provides investment advice to various clients, including other pooled investment vehicles. The Trustees considered the experience of key personnel at each sub-adviser in providing investment management services and the systems used by such persons, and the ability of each sub-adviser to attract and retain capable personnel. The Trustees also considered the reputation, compliance history, compliance program and financial condition of each sub-adviser. The Trustees noted the terms of the existing sub-advisory agreements and the responsibilities that each has as a sub-adviser to a Select Fund, including the responsibility of the day-to-day management of the investment portfolio of the Fund, compliance with each Fund's policies and objectives, and the implementation of Board of Trustees directives as they relate to the Funds. The Trustees concluded that each Fund is likely to benefit from the extent and quality of these services as a result of each sub-adviser's experience, personnel, operations and resources.

The Board considered standardized reports for each sub-adviser to each Select Fund. The standardized reports compiled by management included, among other things, a summary of investment performance of the Fund and sub-adviser, including comparisons with relevant benchmarks, composite performance for the sub-adviser and the peer universe of similarly managed funds, information regarding management style, services provided, risk versus return analysis, organizational structures, investment management experience, investment philosophies, personnel, changes in personnel, compliance procedures and policies, brokerage and soft dollar practices, compliance history, financial information, including profitability analysis, and economies of scale realized.

The Trustees examined performance information for each segment of a Select Fund managed by a sub-adviser. For the majority of sub-advisers, the performance record of the segment of the Select Fund managed by the sub-adviser compared favorably to the relevant Fund benchmark, the composite performance for the sub-adviser's clients (on a gross fee basis) and the peer universe of similarly managed funds for the period of time the sub-adviser performed advisory services on behalf of the Select Fund. Three sub-advisers underperformed the relevant Fund benchmark and the peer universe of similarly managed funds. The Trustees noted that market trends may have contributed to the underperformance, that each of these sub-advisers had or was in the process of taking action to address such underperformance and that each sub-adviser fulfilled a particular investment mandate for the Select Fund it advised. The Trustees concluded that, although past performance is no guarantee of future performance, the performance of each Select Fund was satisfactory and the Funds were likely to benefit from each sub-adviser continuing to serve as sub-adviser to the Fund.

The Trustees examined the fee schedule for each sub-adviser, noting how the fee levels charged to the Trust compared with available information about fees charged by the sub-advisers to their other similarly situated clients, as well as how the sub-adviser fee levels compared to fees generally charged by money managers to institutional clients for providing advisory services for investment mandates comparable to each Fund.

The Trustees also examined information that was provided about the profitability and the financial capability of each sub-adviser. In considering the information, the Trustees took into account the limited relevance of profitability information with respect to the sub-advisers given that each Sub-Advisory Agreement had been the subject of arms-length negotiation and that the cost of providing advisory services on a fund-specific basis would be difficult for most, if not all, sub-advisers to estimate accurately. The Trustees reviewed profitability questionnaires completed by all but four of the sub-advisers, supplemental profitability information provided by two sub-advisers and representations of the Adviser with respect to the level of assets and shareholder's equity for all the sub-advisers who made their most recent year end financial statements available to the Adviser for review. All sub-advisers that completed the questionnaire represented they were profitable either with respect to their relationship with the Fund or more generally with respect to their overall business where the sub-adviser was unable to allocate expenses among its clients. Except for one sub-adviser to the Small Cap Equity Fund, the profitability estimates for the sub-advisers that completed the questionnaire generally fell within industry norms. With regard to the sub-adviser to the Small Cap Equity Fund, it was noted that the sub-adviser consistently outperformed the relevant benchmark for the Fund and the median for the peer universe of similarly managed funds as well as other sub-advisers to the Small Cap Equity Fund. In light of these considerations, the Trustees concluded that profits realized by each sub-adviser who completed a profitability questionnaire appeared reasonable. For those two sub-advisers that did not provide profitability information, the Trustees relied upon other relevant information, particularly the independent negotiation of the fee schedules, the level of the fees, and the sub-adviser's performance history. The Trustees noted that, based on the Adviser's representations, the financial statements of the sub-advisers did not appear to raise any concerns regarding the financial capability of those sub-advisers.

The Trustees considered the extent to which sub-adviser fees to be paid to each sub-adviser reflected economies of scale. The Trustees noted that each sub-adviser fee schedule either reflected economies of scale by reducing the fee on assets in excess of certain stated breakpoints, or the fee level negotiated was below the standard fee level for the sub-adviser.

In evaluating the benefits that are expected to accrue to each sub-adviser through its relationship as sub-adviser to a Select Fund, the Trustees noted that certain sub-advisers allocate portfolio brokerage to affiliated broker-dealers that receive commissions from the execution of Fund trades. The Trustees also noted that certain sub-advisers expect to benefit from soft dollar arrangements by which brokers will provide research and other services to the sub-adviser in exchange for commissions on trades of the portfolio securities of the Select Fund. In addition, the Trustees considered whether any direct or indirect collateral benefits inured to the Trust as a result of its affiliation with each sub-adviser.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve the continuation of each Sub-Advisory Agreement.

                  BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS
                           FOR SMALL CAP EQUITY FUND

As required by the 1940 Act, the Board, including all of the Trustees who are not "interested persons" of the Trust, considered the approval of (i) the sub-advisory agreement among SBC Financial, Lord, Abbett & Company ("Lord, Abbett") and the Trust on behalf of the Small Cap Equity Fund (the "Lord, Abbett Sub-Advisory Agreement"); and (ii) the sub-advisory agreement among SBC Financial, Lotsoff Capital Management ("Lotsoff") and the Trust on behalf of the Small Cap Equity Fund (the "Lotsoff Sub-Advisory Agreement"). The Lord, Abbett Sub-Advisory Agreement and the Lotsoff Sub-Advisory Agreement (together, the "Sub-Advisory Agreements") were each approved for a term expiring on June 30, 2006 at a meeting of the Board held on March 1-2, 2005. The Board's decision to approve the Sub-Advisory Agreements reflects the exercise of its business judgment to enter into each new sub-advisory arrangement. In approving the Sub-Advisory Agreements, the Board considered information provided by the Adviser, each sub-adviser and an independent consulting firm engaged by the Adviser with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board's consideration of various factors and its conclusions with respect to such factors formed the basis for the Board's determination to approve the Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the resources of the sub-adviser; (ii) the experience and expertise of the sub-adviser; (iii) the financial capability of the sub-adviser; (iv) the compliance procedures and history of the sub-adviser; (v) the performance of the sub-adviser's other small cap equity client accounts and portfolios, if any, in comparison to relevant benchmarks and other similarly managed funds; (vi) the amount of the contractual sub-advisory fee in comparison to similarly managed funds and the sub-adviser's other clients; (vii) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (viii) the existence of any collateral benefits realized by the sub-adviser; and (ix) the existence of any collateral benefits realized by the fund. No one factor was determinative in the Board's consideration of the Sub-Advisory Agreements.

The Board undertook a review of the terms of each Sub-Advisory Agreement and the nature and quality of the services to be provided by each sub-adviser. Management provided the Board with substantial detailed information in the form of reports about each sub-adviser prior to the meeting which information addressed most, if not all, of the factors listed above. Management also provided additional information about each sub-adviser in presentations made during the meeting, discussed the comprehensive screening process used to recommend each new sub-adviser and responded to questions from the Trustees. In addition, the Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the approval of the Sub-Advisory Agreements as well as the Trustees' responsibilities and duties in approving the Agreements.

APPROVAL OF NEW SUB-ADVISORY AGREEMENTS

In considering the approval of the Sub-Advisory Agreements, the Trustees took into account the materials provided prior to and during the meeting; and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with their independent legal counsel. More specifically, the Trustees examined the nature, extent and quality of the services to be provided by Lord, Abbett and Lotsoff to the Small Cap Equity Fund. The Trustees evaluated each sub-adviser's experience in serving as a sub-adviser to small cap equity client accounts and portfolios and noted that each sub-adviser currently provides investment advice to various clients, including pooled funds. The Trustees considered the experience of key personnel at each sub-adviser in providing investment management services and the systems used by such persons, and the ability of each sub-adviser to attract and retain capable personnel. The Trustees also considered the reputation, compliance history, compliance program and financial condition of each sub-adviser. The Trustees noted the terms of the Sub-Advisory Agreements and the responsibilities that each would have as a sub-adviser to the Small Cap Equity Fund, including the responsibility of the day-to-day management of the investment portfolio of the Fund, compliance with the Fund's policies and objectives, and the implementation of Board of Trustees directives as they relate to the Funds. The Trustees concluded that the Small Cap Equity Fund is likely to benefit from the extent and quality of these services as a result of each sub-adviser's experience, personnel, operations and resources.

The Board considered reports for each sub-adviser. The reports compiled by management included, among other things, a summary of the composite investment performance of the sub-adviser's small cap equity client accounts and portfolios, including a comparison with the relevant benchmark for the Small Cap Equity Fund and the peer universe of similarly managed small cap equity funds, information regarding management style, risk versus return analysis, organizational structures, investment management experience, investment philosophies and personnel. Management also provided additional information regarding compliance procedures and policies, brokerage and soft dollar practices, compliance history, financial information and potential economies of scale.

The Trustees examined composite performance information for small cap equity client accounts and portfolios managed by each sub-adviser. For each sub-adviser, the composite performance record of the small cap equity client accounts and portfolios managed by the sub-adviser compared favorably to the relevant benchmark for the Small Cap Equity Fund and the peer universe of similarly managed small cap equity funds for the period of time each sub-adviser performed advisory services on behalf of small cap equity client accounts and portfolios. In that regard, the composite performance of the small cap equity client accounts and portfolios managed by Lord, Abbett outperformed the benchmark for the Small Cap Equity Fund for each of the three years Lord, Abbett managed small cap equity client accounts and portfolios and outperformed the median for the peer universe of small cap equity funds for a one, two and three year period. For each period, the composite performance for the small cap equity client accounts and portfolios managed by Lord, Abbett fell within the top quartile of the universe of small cap equity funds.

The composite performance of the small cap equity client accounts and portfolios managed by Lotsoff also outperformed the relevant benchmark for the Small Cap Equity Fund for each of the ten years Lotsoff managed small cap equity client accounts and portfolios, except for calendar year 2002, and outperformed the median for the peer universe of small cap equity funds for each one through ten year period. In calendar year 2002, the composite performance of the small cap equity client accounts and portfolios managed by Lotsoff slightly underperformed the benchmark for the Small Cap Equity Fund. For each one through ten-year period, the composite performance for the small cap equity client accounts and portfolios managed by Lotsoff generally fell within the top quartile of the universe of small cap equity funds and in a few instances the second quartile.

The Trustees examined the investment philosophy and process of each sub-adviser and noted that each sub-adviser would fulfill a particular investment mandate for the Small Cap Equity Fund. The Trustees concluded that, although past performance is no guarantee of future performance, the composite performance record for the small cap equity client accounts and portfolios managed by each sub-adviser was favorable and that the Small Cap Equity Fund was likely to benefit from the investment management expertise of each sub-adviser.

The Trustees also examined the fee schedule for each sub-adviser, noting how the fee levels to be charged to the Small Cap Equity Fund compared with available information about fees charged by the sub-advisers to their other similarly situated clients, as well as how the sub-adviser fee levels compared to fees generally charged by money managers for providing advisory services for investment mandates comparable to the Small Cap Equity Fund. It was noted that the advisory fee for the Small Cap Equity Fund would be reduced as a result of the hiring of Lord, Abbett and Lotsoff and that the Adviser recommended a reduction to the Fund's expense limitation in an effort to pass the savings along to shareholders.

The Trustees considered information related to the financial capability of each sub-adviser. Specifically, the Trustees considered the representations of the Adviser with respect to the level of assets and shareholder's equity for the sub-advisers who made their most recent year end financial statements available to the Adviser for review. The Trustees also relied upon other relevant information, particularly the independent negotiation of the fee schedules, the level of the fees, and the sub-adviser's performance history. The Trustees noted that, based on the Adviser's representations and the other information provided, no concerns appeared to be raised regarding the financial capability of the sub-advisers.

The Trustees noted that there is no historical profitability information with regard to the sub-advisers' arrangements with the Small Cap Equity Fund. The Trustees also noted the limited relevance of profitability information with respect to the sub-advisers given that each Sub-Advisory Agreement had been the subject of arms-length negotiation and that the cost of providing advisory services on a fund-specific basis would be difficult for the sub-advisers to estimate accurately.

The Trustees considered the extent to which sub-adviser fees to be paid to each sub-adviser reflected economies of scale. The Trustees noted that the fee schedule for Lord, Abbett reflected economies of scale by reducing the fee on assets in excess of certain stated breakpoints, and the fee level negotiated with Lotsoff was below the standard fee level for the sub-adviser.

In evaluating the benefits that are expected to accrue to each sub-adviser through its relationship as sub-adviser to the Small Cap Equity Fund, the Trustees noted that the sub-advisers do not have any affiliated broker-dealers that could receive commissions from the execution of Fund trades. The Trustees also noted that only Lotsoff expects to benefit from soft dollar arrangements by which brokers will provide research and other services to the sub-adviser in exchange for commissions on trades of the portfolio securities of the Small Cap Equity Fund. In addition, the Trustees considered whether any direct or indirect collateral benefits inured to the Trust as a result of its affiliation with each sub-adviser.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve each Sub-Advisory Agreement.

PROXY VOTING

The Securities and Exchange Commission ("SEC") adopted a requirement that all Funds file their complete proxy voting record with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year. A description of the policies and procedures that AB Funds Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how AB Funds Trust voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-800-262-0511, by visiting our website at www.guidestone.org or by visiting the SEC's website at www.sec.gov.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

In addition to the semi-annual and annual reports that AB Funds Trust delivers to shareholders and makes available through its website, AB Funds Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for each Fund's first and third fiscal quarters on Form N-Q. AB Funds Trust does not deliver the schedule for the first and third fiscal quarters to shareholders, however the schedule is posted to our website, www.guidestone.org. You may also obtain the Form N-Q filings by accessing the SEC's website at www.sec.gov or copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

INVESTMENT SUB-ADVISERS (Assets under management as of 6/30/05) (Unaudited) AB Funds Trust employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in their investment management process and business approach.

                                                                                               FIRM       TOTAL ASSETS
FUND                                                      SUB-ADVISER                       ESTABLISHED     MANAGED
----                                  ---------------------------------------------------   -----------   ------------
MONEY MARKET                          BlackRock Institutional Management Corporation           1988         $ 414.0B
LOW-DURATION BOND                     BlackRock Advisors, Inc.                                 1988           414.0B
                                      Pacific Investment Management Company                    1971           493.3B
                                        LLC ("PIMCO")
                                      Payden & Rygel                                           1984            53.9B
MEDIUM-DURATION BOND                  Goldman Sachs Asset Management                           1984           452.6B
                                      Pacific Investment Management Company                    1971           493.3B
                                        LLC ("PIMCO")
                                      Western Asset Management Company                         1971           229.2B
EXTENDED-DURATION BOND                Loomis, Sayles & Company, L. P.                          1927            68.4B
                                      STW Fixed Income Management Ltd.                         1977            11.8B
EQUITY INDEX                          Northern Trust Investments, N.A.                         1889           589.8B
VALUE EQUITY                          Barrow, Hanley Mewhinney & Straus, Inc.                  1979            50.5B
                                      Equinox Capital Management, LLC                          1989             6.1B
                                      Northern Trust Investments, N.A.                         1889           589.8B
                                      Numeric Investors L. P.                                  1989             9.8B
GROWTH EQUITY                         Marsico Capital Management, LLC                          1997            51.1B
                                      RCM Capital Management, LLC                              1970           109.6B
                                      Sands Capital Management, Inc.                           1992            14.6B
                                      TCW Investment Management Company                        1971           116.0B
SMALL CAP EQUITY                      Aronson+Johnson+Ortiz, LP                                1984            20.3B
                                      Lord Abbett & Company, LLC                               1929            94.5B
                                      Lotsoff Capital Management                               1981             5.1B
                                      Provident Investment Council, Inc.                       1951             5.0B
                                      TimesSquare Capital Management, Inc.                     2000             5.7B
INTERNATIONAL EQUITY                  Alliance Capital Management, L.P.                        1962             516B
                                      Capital Guardian Trust Company                           1931           149.8B
                                      Genesis Asset Managers LLP                               1981            12.0B
                                      Mondrian Investment Partners Ltd.                        1990            35.3B
                                      Oechsle International Advisors, LLC                      1986            15.0B
                                      Philadelphia International Advisors, L.P.                1956             5.6B
                                      Walter Scott & Partners Limited                          1983            17.1B
CUSTODIAN FOR AB FUNDS TRUST ASSETS   The Northern Trust Company                               1889            2.7Tr

You should consider the investment objectives, risks, charges and expenses of each investment fund carefully before investing. To obtain a prospectus with this and other information about AB Funds Trust call 1-800-262-0511, visit www.guidestone.org or write to AB Funds Trust, 2401 Cedar Springs, Dallas, TX 75201-1498. Read it carefully before you invest. Shares of AB Funds Trust are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

           [AB FUNDS LOGO]

           2401 Cedar Springs Rd., Dallas, TX 75201-1498
           1.800.262.0511 - www.guidestone.org



                                    Funds distributed by PFPC Distributors, Inc.
                                                                  760 Moore Road
                                                       King of Prussia, PA 19406

           Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72
                                                               Rev. 8/05    2239
           8929

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

      (a)(1)   Not applicable.

      (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)   Not applicable.

      (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  AB Funds Trust
            ------------------------------------------------------------


By (Signature and Title)*     /s/ John R. Jones
                         -----------------------------------------------
                              John R. Jones, President
                              (principal executive officer)

Date        August 18, 2005
    --------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ John R. Jones
                         -----------------------------------------------
                              John R. Jones, President
                             (principal executive officer)

Date        August 18, 2005
    --------------------------------------------------------------------


By (Signature and Title)*     /s/ Jeffrey P. Billinger
                         -----------------------------------------------
                              Jeffrey P. Billinger, Vice President and Treasurer
                             (principal financial officer)

Date        August 18, 2005
    --------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.